UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.3%
Banks - 93.0%
JPMorgan Chase & Co.	33,101	$2,856,285
Wells Fargo & Co.	51,075	2,814,742
Citigroup, Inc.	46,871	2,785,544
Bank of America Corp.	123,372	2,726,521
U.S. Bancorp	42,941	2,205,878
PNC Financial Services Group, Inc.	15,412	1,802,588
Bank of New York Mellon Corp.	35,267	1,670,951
Capital One Financial Corp.	17,418	1,519,546
BB&T Corp.	30,961	1,455,786
State Street Corp.	16,520	1,283,934
SunTrust Banks, Inc.	22,509	1,234,619
M&T Bank Corp.	7,385	1,155,236
Fifth Third Bancorp	39,634	1,068,929
Northern Trust Corp.	11,945	1,063,702
KeyCorp	58,191	1,063,150
Citizens Financial Group, Inc.	28,957	1,031,738
Regions Financial Corp.	69,934	1,004,252
First Republic Bank	9,849	907,486
Huntington Bancshares, Inc.	68,475	905,240
Comerica, Inc.	11,932	812,689
Banco Bradesco S.A. ADR	90,317	786,661
ICICI Bank Ltd. ADR	101,000	756,490
Zions Bancorporation	16,671	717,519
SVB Financial Group*	4,172	716,166
Credicorp Ltd.	4,530	715,106
Deutsche Bank AG*,1	39,120	708,072
Toronto-Dominion Bank	14,098	695,595
Popular, Inc.	15,692	687,623
Signature Bank*	4,500	675,900
HSBC Holdings plc ADR	16,781	674,261
Royal Bank of Canada	9,920	671,683
East West Bancorp, Inc.	12,944	657,944
HDFC Bank Ltd. ADR	10,797	655,162
Credit Suisse Group AG ADR	45,626	652,908
Bank of Nova Scotia	11,650	648,672
Canadian Imperial Bank of Commerce	7,785	635,256
PacWest Bancorp	11,183	608,803
Bank of the Ozarks, Inc.	11,259	592,111
Commerce Bancshares, Inc.	9,904	572,527
Cullen/Frost Bankers, Inc.	6,363	561,407
BOK Financial Corp.	6,663	553,296
Western Alliance Bancorporation*	11,220	546,526
Prosperity Bancshares, Inc.	7,492	537,776
Synovus Financial Corp.	13,027	535,149
Webster Financial Corp.	9,819	532,975
First Horizon National Corp.	26,151	523,282
PrivateBancorp, Inc. — Class A	9,258	501,691
Umpqua Holdings Corp.	25,729	483,191
Home BancShares, Inc.	16,957	470,896
BankUnited, Inc.	12,490	470,748
Chemical Financial Corp.	8,688	470,629
Wintrust Financial Corp.	6,443	467,569
MB Financial, Inc.	9,867	466,018
Texas Capital Bancshares, Inc.*	5,925	464,520
Associated Banc-Corp.	18,503	457,024
Bank of Hawaii Corp.	5,149	456,665
IBERIABANK Corp.	5,446	456,103
First Citizens BancShares, Inc. — Class A	1,275	452,625
UMB Financial Corp.	5,828	449,455
FNB Corp.	27,681	443,726
Hancock Holding Co.	10,234	441,085
TCF Financial Corp.	22,501	440,795
United Bankshares, Inc.	9,524	440,485
Pinnacle Financial Partners, Inc.	6,286	435,620
Fulton Financial Corp.	22,542	423,790
Valley National Bancorp	36,248	421,927
Cathay General Bancorp	11,066	420,840
BancorpSouth, Inc.	13,407	416,287
First Financial Bankshares, Inc.	9,177	414,800
Hope Bancorp, Inc.	18,576	406,628
International Bancshares Corp.	9,600	391,680
Columbia Banking System, Inc.	8,760	391,397
Great Western Bancorp, Inc.	8,869	386,600
Glacier Bancorp, Inc.	10,607	384,292
CVB Financial Corp.	16,693	382,770
Old National Bancorp	20,591	373,727
Trustmark Corp.	10,275	366,304
LegacyTexas Financial Group, Inc.	8,406	361,962
United Community Banks, Inc.	11,883	351,974
First Midwest Bancorp, Inc.	13,708	345,853
South State Corp.	3,870	338,238
ServisFirst Bancshares, Inc.[1]	9,000	336,960
Banner Corp.	5,900	329,279
FCB Financial Holdings, Inc. — Class A*	6,900	329,130
Independent Bank Corp.	4,600	324,070
Simmons First National Corp. — Class A	5,200	323,180
Westamerica Bancorporation[1]	4,715	296,715
Boston Private Financial Holdings, Inc.	17,170	284,164
Total Banks		65,059,098
Savings & Loans - 3.4%
New York Community Bancorp, Inc.	40,266	640,632
People's United Financial, Inc.	30,309	586,782
Investors Bancorp, Inc.	35,965	501,712
Sterling Bancorp	18,142	424,523
Banc of California, Inc.[1]	13,137	227,927
Total Savings & Loans		2,381,576
Diversified Financial Services - 1.0%
CIT Group, Inc.	16,149	689,239
Insurance - 0.9%
Voya Financial, Inc.	16,344	641,012
Total Common Stocks
(Cost $56,484,438)		68,770,925

PREFERRED STOCKS† - 1.2%
Financial - 1.2%
Itau Unibanco Holding S.A. ADR	82,403	847,103
Total Preferred Stocks
(Cost $780,708)		847,103

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.5%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$338,070	$338,070
Total Repurchase Agreement
(Cost $338,070)		338,070

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
First American Government Obligations Fund - Class Z, 0.42%[4]	795,931	795,931
Total Securities Lending Collateral
(Cost $795,931)		795,931
Total Investments - 101.2%
(Cost $58,399,147)		$70,752,029
Other Assets & Liabilities, net - (1.2)%		(816,950)
Total Net Assets - 100.0%		$69,935,079

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$68,770,925	$—	$—	$68,770,925
Preferred Stocks	847,103	—	—	847,103
Repurchase Agreement	—	338,070	—	338,070
Securities Lending Collateral	795,931	—	—	795,931
Total	$70,413,959	$338,070	$—	$70,752,029

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.2%
Chemicals - 42.7%
EI du Pont de Nemours & Co.	40,158	$2,947,596
Dow Chemical Co.	51,344	2,937,904
Monsanto Co.	23,906	2,515,151
LyondellBasell Industries N.V. — Class A	25,245	2,165,516
Praxair, Inc.	17,892	2,096,763
Air Products & Chemicals, Inc.	14,168	2,037,642
Sherwin-Williams Co.	6,966	1,872,043
PPG Industries, Inc.	19,490	1,846,872
Eastman Chemical Co.	16,268	1,223,516
Celanese Corp. — Class A	15,482	1,219,053
Mosaic Co.	40,353	1,183,553
Potash Corporation of Saskatchewan, Inc.	63,565	1,149,891
International Flavors & Fragrances, Inc.	9,691	1,141,890
Albemarle Corp.	13,049	1,123,257
CF Industries Holdings, Inc.	34,560	1,087,949
Valspar Corp.	10,344	1,071,742
FMC Corp.	18,230	1,031,089
Westlake Chemical Corp.	17,660	988,783
RPM International, Inc.	18,277	983,851
Axalta Coating Systems Ltd.*	36,150	983,280
Ashland Global Holdings, Inc.	8,752	956,506
Methanex Corp.[1]	18,870	826,506
NewMarket Corp.	1,906	807,839
Agrium, Inc.	8,033	807,718
WR Grace & Co.	11,856	801,940
Huntsman Corp.	41,748	796,552
Olin Corp.	30,177	772,833
Chemours Co.	33,530	740,678
Sensient Technologies Corp.	8,820	693,076
Cabot Corp.	12,828	648,327
Platform Specialty Products Corp.*	63,730	625,191
Minerals Technologies, Inc.	8,005	618,386
Balchem Corp.	7,200	604,224
PolyOne Corp.	18,772	601,455
HB Fuller Co.	11,980	578,754
Chemtura Corp.*	16,230	538,836
Innospec, Inc.	6,800	465,800
Total Chemicals		43,491,962
Mining - 21.4%
Newmont Mining Corp.	46,073	1,569,707
Freeport-McMoRan, Inc.*	116,356	1,534,736
Barrick Gold Corp.	92,525	1,478,550
Goldcorp, Inc.	81,254	1,105,054
Randgold Resources Ltd. ADR[1]	14,204	1,084,333
BHP Billiton Ltd. ADR	29,965	1,072,147
Rio Tinto plc ADR	27,725	1,066,304
Teck Resources Ltd. — Class B	53,051	1,062,612
Agnico Eagle Mines Ltd.	24,300	1,020,600
Silver Wheaton Corp.	52,484	1,013,991
Franco-Nevada Corp.	15,682	937,156
AngloGold Ashanti Ltd. ADR*	83,001	872,341
Alcoa Corp.	29,069	816,258
Southern Copper Corp.[1]	25,380	810,637
Pan American Silver Corp.[1]	51,822	780,958
Kinross Gold Corp.*	241,169	750,036
Royal Gold, Inc.	11,309	716,425
First Majestic Silver Corp.*,1	93,892	716,396
Compass Minerals International, Inc.[1]	7,668	600,788
Tahoe Resources, Inc.	62,738	590,992
Hecla Mining Co.	94,660	496,018
Stillwater Mining Co.*	29,138	469,413
Coeur Mining, Inc.*	49,597	450,837
Kaiser Aluminum Corp.	5,757	447,261
Century Aluminum Co.*	36,128	309,256
Total Mining		21,772,806
Packaging & Containers - 10.5%
WestRock Co.	26,229	1,331,647
Ball Corp.	17,734	1,331,292
Sealed Air Corp.	23,533	1,066,986
Packaging Corporation of America	12,214	1,035,991
Crown Holdings, Inc.*	19,034	1,000,617
Berry Plastics Group, Inc.*	17,816	868,174
Sonoco Products Co.	16,060	846,362
Bemis Company, Inc.	16,022	766,172
Graphic Packaging Holding Co.	58,229	726,698
Owens-Illinois, Inc.*	35,618	620,109
Silgan Holdings, Inc.	12,000	614,160
KapStone Paper and Packaging Corp.	24,550	541,328
Total Packaging & Containers		10,749,536
Iron & Steel - 9.6%
Nucor Corp.	26,589	1,582,576
Vale S.A. ADR	184,662	1,407,124
Steel Dynamics, Inc.	30,805	1,096,042
ArcelorMittal*	131,984	963,483
Reliance Steel & Aluminum Co.	11,138	885,917
United States Steel Corp.[1]	26,678	880,641
AK Steel Holding Corp.*	66,300	676,923
Commercial Metals Co.	26,651	580,459
Cliffs Natural Resources, Inc.*	61,304	515,567
Allegheny Technologies, Inc.[1]	30,669	488,557
Carpenter Technology Corp.	12,888	466,159
Schnitzer Steel Industries, Inc. — Class A	11,700	300,690
Total Iron & Steel		9,844,138
Building Materials - 6.8%
Vulcan Materials Co.	12,124	1,517,318
Martin Marietta Materials, Inc.	6,349	1,406,494
Cemex SAB de CV ADR*	140,384	1,127,284
Eagle Materials, Inc.	8,361	823,809
Louisiana-Pacific Corp.*	30,793	582,911
Summit Materials, Inc. — Class A*	24,367	579,692
Headwaters, Inc.*	20,700	486,864
US Concrete, Inc.*,1	5,920	387,760
Total Building Materials		6,912,132
Forest Products & Paper - 2.3%
International Paper Co.	32,463	1,722,487
Domtar Corp.	14,981	584,708
Total Forest Products & Paper		2,307,195

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Commercial Services - 2.1%
Ecolab, Inc.	18,009	$2,111,015
Miscellaneous Manufacturing - 1.4%
AptarGroup, Inc.	10,714	786,943
Trinseo S.A.	10,330	612,569
Total Miscellaneous Manufacturing		1,399,512
Household Products & Housewares - 0.9%
Avery Dennison Corp.	13,155	923,744
Housewares - 0.9%
Scotts Miracle-Gro Co. — Class A	9,440	901,992
Metal Fabricate & Hardware - 0.6%
Worthington Industries, Inc.	12,800	607,232
Total Common Stocks
(Cost $90,785,039)		101,021,264

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$501,256	501,256
Total Repurchase Agreement
(Cost $501,256)		501,256

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.5%
First American Government Obligations Fund - Class Z, 0.42%[4]	4,615,866	4,615,866
Total Securities Lending Collateral
(Cost $4,615,866)		4,615,866
Total Investments - 104.2%
(Cost $95,902,161)		$106,138,386
Other Assets & Liabilities, net - (4.2)%		(4,260,701)
Total Net Assets - 100.0%		$101,877,685

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$101,021,264	$—	$—	$101,021,264
Repurchase Agreement	—	501,256	—	501,256
Securities Lending Collateral	4,615,866	—	—	4,615,866
Total	$105,637,130	$501,256	$—	$106,138,386

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 63.2%
Amgen, Inc.	112,209	$16,406,077
Celgene Corp.*	132,029	15,282,357
Gilead Sciences, Inc.	209,765	15,021,272
Biogen, Inc.*	44,855	12,719,981
Regeneron Pharmaceuticals, Inc.*	26,432	9,702,923
Alexion Pharmaceuticals, Inc.*	77,912	9,532,533
Illumina, Inc.*	55,059	7,049,754
Incyte Corp.*	70,247	7,043,667
Vertex Pharmaceuticals, Inc.*	91,567	6,745,741
BioMarin Pharmaceutical, Inc.*	73,732	6,107,959
Seattle Genetics, Inc.*	79,377	4,188,724
United Therapeutics Corp.*	27,896	4,001,123
Ionis Pharmaceuticals, Inc.*,1	83,401	3,989,069
Bio-Rad Laboratories, Inc. — Class A*	20,672	3,768,092
Exelixis, Inc.*	219,390	3,271,105
Charles River Laboratories International, Inc.*	39,895	3,039,600
Ultragenyx Pharmaceutical, Inc.*	39,780	2,796,932
Intercept Pharmaceuticals, Inc.*,1	24,300	2,640,195
Intrexon Corp.*,1	106,320	2,583,576
Alnylam Pharmaceuticals, Inc.*	68,871	2,578,530
ARIAD Pharmaceuticals, Inc.*,1	204,581	2,544,988
Bluebird Bio, Inc.*	40,060	2,471,702
Juno Therapeutics, Inc.*,1	127,820	2,409,407
Medicines Co.*	68,128	2,312,264
Sage Therapeutics, Inc.*	45,100	2,302,806
Kite Pharma, Inc.*,1	51,200	2,295,808
Prothena Corporation plc*,1	46,640	2,294,222
Ligand Pharmaceuticals, Inc. — Class B*	22,317	2,267,630
Spark Therapeutics, Inc.*,1	41,200	2,055,880
Five Prime Therapeutics, Inc.*	39,500	1,979,345
Exact Sciences Corp.*,1	147,114	1,965,443
Halozyme Therapeutics, Inc.*,1	180,965	1,787,934
AMAG Pharmaceuticals, Inc.*,1	49,816	1,733,597
Myriad Genetics, Inc.*	97,327	1,622,441
Puma Biotechnology, Inc.*	52,080	1,598,856
Alder Biopharmaceuticals, Inc.*	76,140	1,583,712
Acceleron Pharma, Inc.*	60,600	1,546,512
Acorda Therapeutics, Inc.*	75,797	1,424,984
Merrimack Pharmaceuticals, Inc.*,1	260,700	1,063,656
Total Biotechnology		175,730,397
Pharmaceuticals - 29.7%
AbbVie, Inc.	261,224	16,357,846
Shire plc ADR	68,060	11,596,063
TESARO, Inc.*	33,683	4,529,690
Jazz Pharmaceuticals plc*	33,580	3,661,227
Alkermes plc*	62,098	3,451,407
ACADIA Pharmaceuticals, Inc.*	117,894	3,400,063
PRA Health Sciences, Inc.*	53,690	2,959,393
Neurocrine Biosciences, Inc.*	71,561	2,769,411
Horizon Pharma plc*	168,634	2,728,498
Akorn, Inc.*	120,561	2,631,847
Clovis Oncology, Inc.*,1	54,400	2,416,448
Ironwood Pharmaceuticals, Inc. — Class A*	155,016	2,370,195
Nektar Therapeutics*	185,247	2,272,981
Radius Health, Inc.*,1	55,570	2,113,327
Array BioPharma, Inc.*	228,500	2,008,515
Sarepta Therapeutics, Inc.*	73,180	2,007,327
Portola Pharmaceuticals, Inc.*	89,250	2,002,770
Eagle Pharmaceuticals, Inc.*,1	23,900	1,896,226
Pacira Pharmaceuticals, Inc.*	58,050	1,875,015
Agios Pharmaceuticals, Inc.*	43,794	1,827,524
Ophthotech Corp.*,1	363,800	1,757,154
Depomed, Inc.*	96,794	1,744,228
Impax Laboratories, Inc.*	119,820	1,587,615
Amicus Therapeutics, Inc.*	259,300	1,288,721
Heron Therapeutics, Inc.*,1	93,490	1,224,719
Total Pharmaceuticals		82,478,210
Healthcare-Products - 3.2%
Bio-Techne Corp.	31,212	3,209,530
OPKO Health, Inc.*,1	336,679	3,131,115
QIAGEN N.V.*	90,300	2,530,206
Total Healthcare-Products		8,870,851
Healthcare-Services - 2.5%
Quintiles IMS Holdings, Inc.*	90,114	6,853,170
Commercial Services - 1.0%
Incorporated Research Holdings, Inc. — Class A*	51,610	2,714,686
Total Common Stocks
(Cost $165,315,199)		276,647,314

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17*	231,107	–
Dyax Corp.
Expires 01/25/17*	167,165	–
Clinical Data, Inc.
Expires 12/31/20*	24,000	–
Total Rights
(Cost $17,304)		–

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$1,623,653	1,623,653
Total Repurchase Agreement
(Cost $1,623,653)		1,623,653

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 7.7%
First American Government Obligations Fund - Class Z, 0.42%[4]	21,487,806	$21,487,806
Total Securities Lending Collateral
(Cost $21,487,806)		21,487,806
Total Investments - 107.9%
(Cost $188,443,962)		$299,758,773
Other Assets & Liabilities, net - (7.9)%		(21,840,054)
Total Net Assets - 100.0%		$277,918,719

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$276,647,314	$—	$—	$276,647,314
Repurchase Agreement	—	1,623,653	—	1,623,653
Rights	—	—	—	—
Securities Lending Collateral	21,487,806	—	—	21,487,806
Total	$298,135,120	$1,623,653	$—	$299,758,773

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Food - 39.7%
Kraft Heinz Co.	128,721	$11,239,917
Mondelez International, Inc. — Class A	200,836	8,903,060
General Mills, Inc.	103,827	6,413,394
Kroger Co.	177,194	6,114,965
Sysco Corp.	106,764	5,911,522
Kellogg Co.	73,930	5,449,380
Tyson Foods, Inc. — Class A	84,759	5,227,935
Hershey Co.	49,226	5,091,445
Campbell Soup Co.	76,963	4,653,953
Hormel Foods Corp.	132,694	4,619,078
Conagra Brands, Inc.	115,314	4,560,669
JM Smucker Co.	32,288	4,134,801
McCormick & Company, Inc.	39,528	3,689,148
WhiteWave Foods Co. — Class A*	61,781	3,435,024
Whole Foods Market, Inc.	110,028	3,384,461
Ingredion, Inc.	26,047	3,254,833
Pinnacle Foods, Inc.	52,700	2,816,815
US Foods Holding Corp.*	97,300	2,673,804
Post Holdings, Inc.*	32,800	2,636,792
Lamb Weston Holdings, Inc.*	68,211	2,581,774
Pilgrim's Pride Corp.	124,689	2,367,844
Blue Buffalo Pet Products, Inc.*	96,419	2,317,913
TreeHouse Foods, Inc.*	30,601	2,209,086
Hain Celestial Group, Inc.*	55,725	2,174,947
Flowers Foods, Inc.	107,322	2,143,220
Lancaster Colony Corp.	15,152	2,142,341
Snyder's-Lance, Inc.	54,500	2,089,530
B&G Foods, Inc.	43,131	1,889,138
Fresh Del Monte Produce, Inc.	30,700	1,861,341
Sprouts Farmers Market, Inc.*	92,100	1,742,532
J&J Snack Foods Corp.	12,700	1,694,561
United Natural Foods, Inc.*	35,330	1,685,948
Cal-Maine Foods, Inc.[1]	36,700	1,621,223
Sanderson Farms, Inc.	16,898	1,592,468
Darling Ingredients, Inc.*	120,864	1,560,354
Dean Foods Co.	68,663	1,495,480
SpartanNash Co.	34,800	1,375,992
Calavo Growers, Inc.	19,000	1,166,600
Total Food		129,923,288
Beverages - 21.9%
Coca-Cola Co.	347,340	14,400,717
PepsiCo, Inc.	124,505	13,026,959
Constellation Brands, Inc. — Class A	38,319	5,874,685
Anheuser-Busch InBev S.A. ADR	51,480	5,428,051
Monster Beverage Corp.*	120,965	5,363,588
Molson Coors Brewing Co. — Class B	50,058	4,871,144
Brown-Forman Corp. — Class B	101,480	4,558,482
Dr Pepper Snapple Group, Inc.	48,705	4,416,082
Coca-Cola European Partners plc	116,454	3,656,656
Diageo plc ADR	32,200	3,346,868
Fomento Economico Mexicano SAB de CV ADR	42,983	3,275,734
National Beverage Corp.[1]	33,400	1,706,072
Boston Beer Company, Inc. — Class A*,1	9,432	1,602,025
Total Beverages		71,527,063
Agriculture - 15.1%
Philip Morris International, Inc.	139,414	12,754,987
Altria Group, Inc.	184,301	12,462,434
Reynolds American, Inc.	172,577	9,671,215
Archer-Daniels-Midland Co.	122,216	5,579,160
British American Tobacco plc ADR[1]	32,500	3,661,775
Bunge Ltd.	48,344	3,492,371
Vector Group Ltd.[1]	81,732	1,858,586
Total Agriculture		49,480,528
Cosmetics & Personal Care - 12.6%
Procter & Gamble Co.	190,574	16,023,462
Colgate-Palmolive Co.	124,899	8,173,391
Estee Lauder Companies, Inc. — Class A	74,209	5,676,246
Coty, Inc. — Class A	218,307	3,997,201
Unilever N.V. — Class Y	90,951	3,734,448
Edgewell Personal Care Co.*	29,588	2,159,628
Avon Products, Inc.*	309,550	1,560,132
Total Cosmetics & Personal Care		41,324,508
Household Products & Housewares - 5.8%
Kimberly-Clark Corp.	60,009	6,848,227
Clorox Co.	35,813	4,298,276
Church & Dwight Company, Inc.	82,235	3,633,965
Spectrum Brands Holdings, Inc.	23,700	2,899,221
WD-40 Co.	12,200	1,426,180
Total Household Products & Housewares		19,105,869
Pharmaceuticals - 1.9%
Mead Johnson Nutrition Co. — Class A	54,678	3,869,015
Herbalife Ltd.*,1	48,575	2,338,401
Total Pharmaceuticals		6,207,416
Retail - 1.3%
Casey's General Stores, Inc.	19,723	2,344,671
Nu Skin Enterprises, Inc. — Class A	35,830	1,711,957
Total Retail		4,056,628
Holding Companies-Diversified - 0.6%
HRG Group, Inc.*	122,700	1,909,212
Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	40,335	1,799,344
Total Common Stocks
(Cost $246,349,707)		325,333,856

RIGHTS†††- 0.0%
PDC
Expires 01/17/17*	93,765	–
Casa Ley
Expires 01/17/19*	93,765	–
Total Rights
(Cost $23,055)		–

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.4%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$1,288,851	$1,288,851
Total Repurchase Agreement
(Cost $1,288,851)		1,288,851

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
First American Government Obligations Fund - Class Z, 0.42%[4]	8,910,199	8,910,199
Total Securities Lending Collateral
(Cost $8,910,199)		8,910,199
Total Investments - 102.6%
(Cost $256,571,812)		$335,532,906
Other Assets & Liabilities, net - (2.6)%		(8,499,747)
Total Net Assets - 100.0%		$327,033,159
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$325,333,856	$—	$—	$325,333,856
Repurchase Agreement	—	1,288,851	—	1,288,851
Rights	—	—	—	—
Securities Lending Collateral	8,910,199	—	—	8,910,199
Total	$334,244,055	$1,288,851	$—	$335,532,906

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 82.1%
Financial - 17.1%
Goldman Sachs Group, Inc.[1]	29,501	$7,064,015
Travelers Companies, Inc.	29,501	3,611,512
JPMorgan Chase & Co.	29,501	2,545,642
Visa, Inc. — Class A	29,501	2,301,668
American Express Co.	29,501	2,185,434
Total Financial		17,708,271
Industrial - 16.2%
3M Co.	29,501	5,267,993
Boeing Co.	29,501	4,592,716
United Technologies Corp.	29,501	3,233,900
Caterpillar, Inc.[1]	29,501	2,735,923
General Electric Co.	29,501	932,231
Total Industrial		16,762,763
Consumer, Non-cyclical - 14.0%
UnitedHealth Group, Inc.	29,501	4,721,340
Johnson & Johnson	29,501	3,398,811
Procter & Gamble Co.	29,501	2,480,444
Merck & Company, Inc.	29,501	1,736,724
Coca-Cola Co.	29,501	1,223,111
Pfizer, Inc.	29,501	958,192
Total Consumer, Non-cyclical		14,518,622
Technology - 10.8%
International Business Machines Corp.	29,501	4,896,871
Apple, Inc.	29,501	3,416,806
Microsoft Corp.	29,501	1,833,192
Intel Corp.	29,501	1,070,001
Total Technology		11,216,870
Consumer, Cyclical - 10.7%
Home Depot, Inc.	29,501	3,955,494
McDonald's Corp.	29,501	3,590,862
Wal-Mart Stores, Inc.	29,501	2,039,109
NIKE, Inc. — Class B	29,501	1,499,536
Total Consumer, Cyclical		11,085,001
Energy - 5.9%
Chevron Corp.	29,501	3,472,268
Exxon Mobil Corp.	29,501	2,662,760
Total Energy		6,135,028
Communications - 5.3%
Walt Disney Co.	29,501	3,074,595
Verizon Communications, Inc.	29,501	1,574,763
Cisco Systems, Inc.	29,501	891,520
Total Communications		5,540,878
Basic Materials - 2.1%
EI du Pont de Nemours & Co.	29,501	2,165,373
Total Common Stocks
(Cost $81,196,924)		85,132,806

MUTUAL FUNDS† - 10.7%
Guggenheim Strategy Fund II4	222,337	5,547,320
Guggenheim Strategy Fund I4	221,467	5,536,674
Total Mutual Funds
(Cost $11,064,834)		11,083,994

	Face Amount
U.S. TREASURY BILLS†† - 0.2%
United States Treasury Bill
0.46% due 01/12/17[2,3]	$250,000	249,975
Total U.S. Treasury Bills
(Cost $249,964)		249,975

REPURCHASE AGREEMENTS††,4 - 6.9%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	4,136,106	4,136,106
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[5]	2,872,332	2,872,332
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	151,911	151,911
Total Repurchase Agreements
(Cost $7,160,349)		7,160,349

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.3%
First American Government Obligations Fund - Class Z, 0.42%[7]	1,391,871	1,391,871
Total Securities Lending Collateral
(Cost $1,391,871)		1,391,871
Total Investments - 101.2%
(Cost $101,063,942)		$105,018,995
Other Assets & Liabilities, net - (1.2)%		(1,232,272)
Total Net Assets - 100.0%		$103,786,722

	Contracts	Unrealized Gain(Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,972,000)	20	$971

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas January 2017 Swap 0.88%, Terminating 01/03/17 (Notional Value $10,026,160)	507	$30,576
Barclays Bank plc January 2017 Swap 1.07%, Terminating 01/31/17 (Notional Value $6,282,600)	318	(59,051)
(Total Notional Value $16,308,760)		$(28,475)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[3]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[4]	Affiliated issuer — See Note 6.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$85,132,806	$—	$—	$—	$—	$85,132,806
Equity Futures Contracts	—	971	—	—	—	971
Equity Index Swap Agreements	—	—	—	30,576	—	30,576
Mutual Funds	11,083,994	—	—	—	—	11,083,994
Repurchase Agreements	—	—	7,160,349	—	—	7,160,349
Securities Lending Collateral	1,391,871	—	—	—	—	1,391,871
U.S. Treasury Bills	—	—	249,975	—	—	249,975
Total	$97,608,671	$971	$7,410,324	$30,576	$—	$105,050,542

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	—	—	—	59,051	—	59,051

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 92.9%
Intel Corp.	124,517	$4,516,232
QUALCOMM, Inc.	51,359	3,348,607
Texas Instruments, Inc.	40,763	2,974,476
NVIDIA Corp.	26,736	2,853,801
Broadcom Ltd.	12,124	2,143,160
Applied Materials, Inc.	64,877	2,093,581
Micron Technology, Inc.*	80,974	1,774,950
NXP Semiconductor N.V.*	17,150	1,680,872
Analog Devices, Inc.	22,949	1,666,556
Lam Research Corp.	13,973	1,477,365
Xilinx, Inc.	23,168	1,398,652
Linear Technology Corp.	21,875	1,363,906
Skyworks Solutions, Inc.	17,705	1,321,855
Microchip Technology, Inc.	20,228	1,297,626
KLA-Tencor Corp.	15,450	1,215,606
Advanced Micro Devices, Inc.*	103,677	1,175,697
Maxim Integrated Products, Inc.	30,089	1,160,533
Taiwan Semiconductor Manufacturing Company Ltd. ADR	34,198	983,193
Qorvo, Inc.*	17,556	925,728
Microsemi Corp.*	16,326	881,114
Marvell Technology Group Ltd.	61,899	858,539
Teradyne, Inc.	31,392	797,357
ON Semiconductor Corp.*	62,031	791,516
ASML Holding N.V. — Class G	7,022	787,868
Cavium, Inc.*	11,657	727,863
Mellanox Technologies Ltd.*	17,179	702,621
Silicon Motion Technology Corp. ADR	15,740	668,635
Cirrus Logic, Inc.*	11,695	661,235
MKS Instruments, Inc.	10,677	634,214
Monolithic Power Systems, Inc.	7,713	631,926
Intersil Corp. — Class A	27,586	615,168
Integrated Device Technology, Inc.*	25,805	607,966
Silicon Laboratories, Inc.*	8,832	574,080
MACOM Technology Solutions Holdings, Inc.*	12,156	562,580
Amkor Technology, Inc.*	52,900	558,095
Cypress Semiconductor Corp.	48,720	557,357
Entegris, Inc.*	30,300	542,370
Power Integrations, Inc.	7,479	507,450
Semtech Corp.*	16,029	505,715
Inphi Corp.*	10,949	488,544
Ambarella, Inc.*,1	8,715	471,743
Synaptics, Inc.*	8,340	446,857
Cabot Microelectronics Corp.	7,000	442,190
MaxLinear, Inc. — Class A*	19,850	432,730
Rambus, Inc.*	31,104	428,302
Lattice Semiconductor Corp.*	45,600	335,616
Total Semiconductors		51,592,047
Electrical Components & Equipment - 1.6%
Advanced Energy Industries, Inc.*	9,768	534,798
SunPower Corp. — Class A*,1	50,287	332,397
Total Electrical Components & Equipment		867,195
Energy-Alternate Sources - 1.1%
First Solar, Inc.*,1	19,772	634,483
Chemicals - 1.1%
Versum Materials, Inc.*	21,700	609,119
Building Materials - 1.0%
Cree, Inc.*	21,106	556,987
Telecommunications – 0.9%
Acacia Communications, Inc.*,1	8,580	529,815
Computers - 0.9%
Tessera Holding Corp.	11,583	511,969
Total Common Stocks
(Cost $48,323,638)		55,301,615

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$218,709	218,709
Total Repurchase Agreement
(Cost $218,709)		218,709

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
First American Government Obligations Fund - Class Z, 0.42%[4]	1,482,702	1,482,702
Total Securities Lending Collateral
(Cost $1,482,702)		1,482,702
Total Investments - 102.6%
(Cost $50,025,049)		$57,003,026
Other Assets & Liabilities, net - (2.6)%		(1,441,891)
Total Net Assets - 100.0%		$55,561,135

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$55,301,615	$—	$—	$55,301,615
Repurchase Agreement	—	218,709	—	218,709
Securities Lending Collateral	1,482,702	—	—	1,482,702
Total	$56,784,317	$218,709	$—	$57,003,026

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 77.8%
Communications - 30.8%
Alibaba Group Holding Ltd. ADR*	3,379	$296,711
China Mobile Ltd. ADR	3,402	178,366
Baidu, Inc. ADR*	836	137,447
JD.com, Inc. ADR*	2,962	75,353
America Movil SAB de CV — Class L ADR	3,722	46,786
Ctrip.com International Ltd. ADR*	1,169	46,760
Telekomunikasi Indonesia Persero Tbk PT ADR	1,526	44,498
Chunghwa Telecom Company Ltd. ADR	1,174	37,040
Grupo Televisa SAB ADR	1,511	31,565
SK Telecom Company Ltd. ADR	1,100	22,990
China Unicom Hong Kong Ltd. ADR	1,847	21,333
China Telecom Corporation Ltd. ADR	429	19,790
Telefonica Brasil S.A. ADR	1,280	17,126
Mobile TeleSystems PJSC ADR	1,543	14,057
Vipshop Holdings Ltd. ADR*	1,109	12,210
Total Communications		1,002,032
Technology - 16.5%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	11,533	331,575
Infosys Ltd. ADR	6,169	91,486
NetEase, Inc. ADR	229	49,313
Advanced Semiconductor Engineering, Inc. ADR	3,629	18,290
Wipro Ltd. ADR	1,802	17,443
Semiconductor Manufacturing International Corp. ADR*	2,131	16,238
United Microelectronics Corp. ADR	7,350	12,863
Total Technology		537,208
Financial - 11.0%
HDFC Bank Ltd. ADR	1,281	77,732
Banco Bradesco S.A. ADR	8,589	74,810
China Life Insurance Company Ltd. ADR	4,598	59,176
Shinhan Financial Group Company Ltd. ADR*	1,465	55,142
KB Financial Group, Inc. ADR*	1,292	45,595
ICICI Bank Ltd. ADR	4,392	32,896
Bancolombia S.A. ADR	349	12,801
Total Financial		358,152
Energy - 8.7%
CNOOC Ltd. ADR	497	61,608
China Petroleum & Chemical Corp. ADR	788	55,964
PetroChina Company Ltd. ADR	652	48,052
Petroleo Brasileiro S.A. ADR*	4,599	46,496
Sasol Ltd. ADR	1,568	44,829
Ultrapar Participacoes S.A. ADR	1,309	27,149
Total Energy		284,098
Consumer, Non-cyclical – 3.8%
Ambev S.A. ADR	13,591	66,732
Fomento Economico Mexicano SAB de CV ADR	407	31,017
BRF S.A. ADR	1,876	27,690
Total Consumer, Non-cyclical		125,439
Basic Materials - 2.9%
POSCO ADR	991	52,077
Vale S.A. ADR	3,976	30,297
AngloGold Ashanti Ltd. ADR*	1,261	13,253
Total Basic Materials		95,627
Utilities - 1.8%
Korea Electric Power Corp. ADR*	1,587	29,328
CPFL Energia S.A. ADR	1,006	15,492
Enel Americas S.A. ADR	1,764	14,482
Total Utilities		59,302
Industrial - 1.6%
Cemex SAB de CV ADR*	4,327	34,746
LG Display Company Ltd. ADR*	1,371	17,617
Total Industrial		52,363
Consumer, Cyclical - 0.7%
Tata Motors Ltd. ADR	624	21,459
Total Common Stocks
(Cost $2,530,137)		2,535,680

PREFERRED STOCKS†† - 6.2%
Financial - 3.2%
Itau Unibanco Holding S.A. ADR	9,981	102,605
Energy - 1.7%
Petroleo Brasileiro S.A. ADR *	6,317	55,653
Basic Materials - 1.3%
Vale S.A. ADR	6,079	41,884
Total Preferred Stocks
(Cost $193,824)		200,142

	Face Amount
REPURCHASE AGREEMENTS††,1 - 23.0%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[2]	$509,007	509,007
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	232,952	232,952
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	8,556	8,556
Total Repurchase Agreements
(Cost $750,515)		750,515
Total Investments - 107.0%
(Cost $3,474,476)		$3,486,337
Other Assets & Liabilities, net - (7.0)%		(228,742)
Total Net Assets - 100.0%		$3,257,595

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $171,840)	4	$3,694

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2017 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 1.27%[3], Terminating 01/27/17 (Notional Value $400,417)	195	$(667)
BNP Paribas January 2017 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 0.88%[3], Terminating 01/03/17 (Notional Value $3,172,190)	1,542	(15,434)
(Total Notional Value $3,572,607)		$(16,101)
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2016.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$2,535,680	$—	$—	$—	$—	$2,535,680
Equity Futures Contracts	—	3,694	—	—	—	3,694
Preferred Stocks	-	—	200,142	—	—	200,142
Repurchase Agreements	—	—	750,515	—	—	750,515
Total	$2,735,822	$3,694	$950,657	$—	$—	$3,490,031

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$16,101	$—	$16,101

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 70.7%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$786,543	$786,543
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	508,165	508,165
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	28,888	28,888
Total Repurchase Agreements
(Cost $1,323,596)		1,323,596
Total Investments - 70.7%
(Cost $1,323,596)		$1,323,596
Other Assets & Liabilities, net - 29.3%		548,699
Total Net Assets - 100.0%		$1,872,295

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $372,844)	3	$(1,099)
March 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $941,375)	8	(2,201)
(Total Aggregate Value of Contracts $1,314,219)		$(3,300)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs February 2017 iShares JP Morgan USD Emerging Markets Bond ETF Swap 0.98%[2], Terminating 02/02/17 (Notional Value $458,074)	4,156	$6,120
Goldman Sachs February 2017 PowerShares Emerging Markets Sovereign Debt Portfolio Swap 1.08%[3], Terminating 02/02/17 (Notional Value $383,488)	13,570	5,253
(Total Notional Value $841,562)		$11,373

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.EM-26 Index	Barclays Bank plc	ICE	1.00%	12/20/21	$1,600,000	$(1,498,616)	$(111,438)	$10,054

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on iShares JP Morgan USD Emerging Markets Bond. ETF +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2016.
[3]	Total Return based on PowerShares Emerging Markets Sovereign Debt Portfolio +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2016.
ICE — Intercontinental Exchange CDX.EM-26 Index — Credit Default Swap Emerging Markets Series 26 Index

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swaps	$—	$—	$—	$10,054	$—	$10,054
Equity Index Swap Agreements	—	—	—	11,373	—	11,373
Repurchase Agreements	—	—	1,323,596	—	—	1,323,596
Total	$—	$—	$1,323,596	$21,427	$—	$1,345,023

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Interest Rate Futures Contracts	$—	$3,300	$—	$—	$—	$3,300

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Oil & Gas - 69.9%
Exxon Mobil Corp.	48,042	$4,336,271
Chevron Corp.	28,815	3,391,526
ConocoPhillips	34,701	1,739,907
EOG Resources, Inc.	16,869	1,705,455
Occidental Petroleum Corp.	23,272	1,657,665
Phillips 66	17,935	1,549,763
Anadarko Petroleum Corp.	20,051	1,398,156
Valero Energy Corp.	19,020	1,299,446
Marathon Petroleum Corp.	24,158	1,216,355
Pioneer Natural Resources Co.	6,696	1,205,749
Devon Energy Corp.	23,915	1,092,198
Apache Corp.	17,180	1,090,415
Continental Resources, Inc.*,1	19,479	1,003,948
Concho Resources, Inc.*	7,523	997,550
Hess Corp.	15,849	987,234
Petroleo Brasileiro S.A. ADR*	93,558	945,871
Noble Energy, Inc.	22,925	872,526
Marathon Oil Corp.	48,585	841,007
BP plc ADR	22,053	824,341
Cimarex Energy Co.	5,910	803,169
Equities Corp.	11,797	771,524
Cabot Oil & Gas Corp. — Class A	33,000	770,880
Transocean Ltd.*,1	51,836	764,062
Royal Dutch Shell plc — Class A ADR	13,500	734,131
Tesoro Corp.	8,382	733,006
Encana Corp.	57,674	677,093
Range Resources Corp.	19,377	665,794
Diamondback Energy, Inc.*	6,402	646,986
Helmerich & Payne, Inc.[1]	8,231	637,079
Parsley Energy, Inc. — Class A*	17,456	615,149
Antero Resources Corp.*	25,982	614,474
Newfield Exploration Co.*	14,937	604,949
Suncor Energy, Inc.	18,241	596,298
HollyFrontier Corp.	17,722	580,573
Chesapeake Energy Corp.*	82,368	578,223
RSP Permian, Inc.*	12,379	552,351
Ensco plc — Class A	56,746	551,571
Canadian Natural Resources Ltd.	17,296	551,396
Energen Corp.*	9,302	536,446
Southwestern Energy Co.*	49,535	535,969
WPX Energy, Inc.*	35,023	510,285
Murphy Oil Corp.	16,375	509,754
Nabors Industries Ltd.	30,917	507,039
Rice Energy, Inc.*	23,391	499,398
QEP Resources, Inc.*	26,144	481,311
Patterson-UTI Energy, Inc.	17,781	478,665
Noble Corporation plc	78,903	467,106
Western Refining, Inc.	12,270	464,420
Whiting Petroleum Corp.*	36,281	436,098
PDC Energy, Inc.*	5,947	431,633
Oasis Petroleum, Inc.*	27,846	421,588
Laredo Petroleum, Inc.*	29,696	419,901
PBF Energy, Inc. — Class A	14,518	404,762
SM Energy Co.	11,570	398,934
Statoil ASA ADR	20,860	380,486
Matador Resources Co.*	14,253	367,157
Carrizo Oil & Gas, Inc.*	9,664	360,950
Clayton Williams Energy, Inc.*,1	3,000	357,780
Callon Petroleum Co.*	23,060	354,432
Gulfport Energy Corp.*	16,048	347,279
Rowan Companies plc — Class A*	17,349	327,723
Diamond Offshore Drilling, Inc.*,1	18,359	324,954
Synergy Resources Corp.*	33,283	296,552
California Resources Corp.*,1	10,900	232,061
Resolute Energy Corp.*	5,000	205,950
Atwood Oceanics, Inc.[1]	15,016	197,160
Sanchez Energy Corp.*	19,400	175,182
Total Oil & Gas		52,035,066
Oil & Gas Services - 14.1%
Schlumberger Ltd.	28,934	2,429,009
Halliburton Co.	29,083	1,573,099
Baker Hughes, Inc.	18,566	1,206,233
National Oilwell Varco, Inc.	22,293	834,650
Weatherford International plc*	137,399	685,621
FMC Technologies, Inc.*	18,572	659,863
RPC, Inc.[1]	23,860	472,667
Core Laboratories N.V.[1]	3,529	423,621
Superior Energy Services, Inc.	21,432	361,772
Oceaneering International, Inc.	12,450	351,215
Oil States International, Inc.*	8,409	327,951
Dril-Quip, Inc.*	5,410	324,871
Forum Energy Technologies, Inc.*	14,600	321,200
McDermott International, Inc.*	40,100	296,339
Helix Energy Solutions Group, Inc.*	25,100	221,382
Total Oil & Gas Services		10,489,493
Pipelines - 11.2%
Kinder Morgan, Inc.	74,110	1,534,817
Spectra Energy Corp.	29,538	1,213,716
Williams Companies, Inc.	37,004	1,152,305
ONEOK, Inc.	14,077	808,161
Targa Resources Corp.	13,350	748,535
Cheniere Energy, Inc.*	16,982	703,564
Enbridge, Inc.	16,657	701,593
Plains GP Holdings LP — Class A*	19,261	667,971
TransCanada Corp.	9,278	418,902
SemGroup Corp. — Class A	9,330	389,528
Total Pipelines		8,339,092
Mining - 1.3%
U.S. Silica Holdings, Inc.	9,411	533,415
Fairmount Santrol Holdings, Inc.*,1	35,400	417,366
Total Mining		950,781
Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	16,735	597,607
Coal - 0.6%
CONSOL Energy, Inc.*	26,398	481,236
Transportation - 0.6%
Golar LNG Ltd.	20,519	470,706
Retail - 0.6%
World Fuel Services Corp.	8,923	409,655

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Energy-Alternate Sources - 0.3%
Green Plains, Inc.	8,600	$239,510
Total Common Stocks
(Cost $64,309,859)		74,013,146

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$428,736	428,736
Total Repurchase Agreement
(Cost $428,736)		428,736

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.3%
First American Government Obligations Fund - Class Z, 0.42%[4]	3,180,366	3,180,366
Total Securities Lending Collateral
(Cost $3,180,366)		3,180,366
Total Investments - 104.3%
(Cost $67,918,961)		$77,622,248
Other Assets & Liabilities, net - (4.3)%		(3,230,849)
Total Net Assets - 100.0%		$74,391,399
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$74,013,146	$—	$—	$74,013,146
Repurchase Agreement	—	428,736	—	428,736
Securities Lending Collateral	3,180,366	—	—	3,180,366
Total	$77,193,512	$428,736	$—	$77,622,248

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Services - 63.9%
Schlumberger Ltd.	72,347	$6,073,530
Halliburton Co.	72,435	3,918,009
Baker Hughes, Inc.	46,271	3,006,227
National Oilwell Varco, Inc.	55,529	2,079,006
FMC Technologies, Inc.*	46,189	1,641,095
Weatherford International plc*	321,438	1,603,976
RPC, Inc.[1]	59,591	1,180,498
Superior Energy Services, Inc.	53,340	900,379
Oceaneering International, Inc.	30,985	874,087
Dril-Quip, Inc.*	13,680	821,484
Oil States International, Inc.*	20,774	810,186
Forum Energy Technologies, Inc.*	36,421	801,262
Core Laboratories N.V.[1]	6,659	799,346
McDermott International, Inc.*	100,399	741,949
Helix Energy Solutions Group, Inc.*	62,548	551,673
Bristow Group, Inc.	23,103	473,149
Total Oil & Gas Services		26,275,856
Oil & Gas - 26.5%
Transocean Ltd.*,1	121,660	1,793,268
Helmerich & Payne, Inc.[1]	20,544	1,590,106
Nabors Industries Ltd.	77,433	1,269,901
Ensco plc — Class A	124,598	1,211,093
Patterson-UTI Energy, Inc.	44,632	1,201,493
Noble Corporation plc	167,651	992,494
Diamond Offshore Drilling, Inc.*,1	46,087	815,740
Rowan Companies plc — Class A*	43,153	815,160
Unit Corp.*,1	25,550	686,529
Atwood Oceanics, Inc.[1]	37,710	495,132
Total Oil & Gas		10,870,916
Mining - 5.8%
U.S. Silica Holdings, Inc.	23,646	1,340,255
Fairmount Santrol Holdings, Inc.*	88,500	1,043,415
Total Mining		2,383,670
Metal Fabricate & Hardware - 3.1%
Tenaris S.A. ADR	36,024	1,286,417
Transportation - 0.3%
Hornbeck Offshore Services, Inc.*	18,567	134,054
Total Common Stocks
(Cost $37,977,739)		40,950,913

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$311,282	311,282
Total Repurchase Agreement
(Cost $311,282)		311,282

	Shares
SECURITIES LENDING COLLATERAL†,3 - 12.4%
First American Government Obligations Fund - Class Z, 0.42%[4]	5,083,288	5,083,288
Total Securities Lending Collateral
(Cost $5,083,288)		5,083,288
Total Investments - 112.8%
(Cost $43,372,309)		$46,345,483
Other Assets & Liabilities, net - (12.8)%		(5,259,031)
Total Net Assets - 100.0%		$41,086,452

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$40,950,913	$—	$—	$40,950,913
Repurchase Agreement	—	311,282	—	311,282
Securities Lending Collateral	5,083,288	—	—	5,083,288
Total	$46,034,201	$311,282	$—	$46,345,483

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 21.4%
Consumer, Non-cyclical - 8.7%
Nestle S.A. ADR	1,106	$79,343
Novartis AG ADR	916	66,721
Roche Holding AG ADR	1,991	56,803
British American Tobacco plc ADR[1]	322	36,280
Sanofi ADR	804	32,514
GlaxoSmithKline plc ADR	834	32,117
Bayer AG ADR	290	30,241
Anheuser-Busch InBev S.A. ADR	265	27,942
AstraZeneca plc ADR	909	24,834
Unilever N.V. — Class Y	546	22,419
Diageo plc ADR	214	22,243
Novo Nordisk A/S ADR	580	20,799
Reckitt Benckiser Group plc ADR	1,137	19,102
Unilever plc ADR	465	18,926
Imperial Brands plc ADR	329	14,328
Total Consumer, Non-cyclical		504,612
Financial - 4.7%
HSBC Holdings plc ADR	1,384	55,608
Banco Santander S.A. ADR	5,045	26,133
Allianz SE ADR	1,532	25,247
BNP Paribas S.A. ADR	787	25,066
UBS Group AG	1,253	19,635
ING Groep N.V. ADR	1,337	18,852
AXA S.A. ADR	729	18,371
Prudential plc ADR	444	17,667
Lloyds Banking Group plc ADR	5,357	16,607
Barclays plc ADR	1,450	15,950
Banco Bilbao Vizcaya Argentaria S.A. ADR	2,267	15,348
Zurich Insurance Group AG ADR	523	14,419
Total Financial		268,903
Energy - 2.4%
Total S.A. ADR	874	44,548
BP plc ADR	1,082	40,445
Royal Dutch Shell plc — Class A ADR	740	40,241
Eni SpA ADR	441	14,218
Total Energy		139,452
Industrial - 1.3%
Siemens AG ADR	281	34,400
ABB Ltd. ADR*	715	15,065
Schneider Electric SE ADR	1,030	14,224
Vinci S.A. ADR	773	13,118
Total Industrial		76,807
Communications - 1.2%
Vodafone Group plc ADR	905	22,109
Deutsche Telekom AG ADR	1,118	19,118
Telefonica S.A. ADR	1,555	14,308
BT Group plc ADR	598	13,772
Total Communications		69,307
Basic Materials - 1.0%
BASF SE ADR	319	29,531
Rio Tinto plc ADR	414	15,922
Air Liquide S.A. ADR	601	13,366
Total Basic Materials		58,819
Consumer, Cyclical - 1.0%
Daimler AG ADR	353	26,246
LVMH Moet Hennessy Louis Vuitton SE ADR	476	18,085
Cie Financiere Richemont S.A. ADR	1,829	11,998
Total Consumer, Cyclical		56,329
Technology - 0.8%
SAP SE ADR[1]	342	29,559
ASML Holding N.V. — Class G	128	14,362
Total Technology		43,921
Utilities - 0.3%
National Grid plc ADR	267	15,574
Total Common Stocks
(Cost $1,195,968)		1,233,724

MUTUAL FUNDS† - 28.2%
Guggenheim Strategy Fund II7	36,146	901,839
Guggenheim Strategy Fund I7	29,241	731,035
Total Mutual Funds
(Cost $1,630,364)		1,632,874

	Face Amount
U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bill
0.46% due 01/12/17[2,3]	150,000	149,985
Total U.S. Treasury Bills
(Cost $149,978)		149,985

REPURCHASE AGREEMENTS††,4 - 40.7%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$1,397,362	1,397,362
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	902,799	902,799
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	51,322	51,322
Total Repurchase Agreements
(Cost $2,351,483)		2,351,483

	Shares
SECURITIES LENDING COLLATERAL†,5 - 0.4%
First American Government Obligations Fund - Class Z, 0.42%[6]	25,587	25,587
Total Securities Lending Collateral
(Cost $25,587)		25,587
Total Investments - 93.3%
(Cost $5,353,380)		$5,393,653
Other Assets & Liabilities, net - 6.7%		384,625
Total Net Assets - 100.0%		$5,778,278

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $6,072,575)	46	$24,338
March 2017 STOXX 50 Index Futures Contracts†† (Aggregate Value of Contracts $5,933,375)	190	(1,095)

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[3]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7 day yield as of December 31, 2016.
[7]	Affiliated issuer — See Note 6.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$1,233,724	$—	$—	$—	$—	$1,233,724
Currency Futures Contracts	—	24,338	—	—	—	24,338
Mutual Funds	1,632,874	—	—	—	—	1,632,874
Repurchase Agreements	—	—	2,351,483	—	—	2,351,483
Securities Lending Collateral	25,587	—	—	—	—	25,587
U.S. Treasury Bills	—	—	149,985	—	—	149,985
Total	$2,892,185	$24,338	$2,501,468	$—	$—	$5,417,991

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	—	—	—	1,095	—	1,095

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 5.5%
Consumer, Cyclical - 1.2%
General Motors Co.	410	$14,284
Hilton Worldwide Holdings, Inc.	261	7,099
American Airlines Group, Inc.	143	6,676
United Continental Holdings, Inc.*	87	6,340
Yum! Brands, Inc.	98	6,206
Tata Motors Ltd. ADR	170	5,846
Royal Caribbean Cruises Ltd.	60	4,922
L Brands, Inc.	74	4,872
MGM Resorts International*	164	4,729
Dollar Tree, Inc.*	60	4,631
LKQ Corp.*	86	2,635
Lennar Corp. — Class A	61	2,618
Norwegian Cruise Line Holdings Ltd.*	60	2,552
Foot Locker, Inc.	35	2,481
Wynn Resorts Ltd.	28	2,422
HD Supply Holdings, Inc.*	56	2,380
Rite Aid Corp.*	288	2,373
Hanesbrands, Inc.	108	2,329
PVH Corp.	24	2,166
Goodyear Tire & Rubber Co.	67	2,068
Scotts Miracle-Gro Co. — Class A	21	2,007
Gaming and Leisure Properties, Inc.	58	1,775
PulteGroup, Inc.	91	1,673
Six Flags Entertainment Corp.	27	1,619
International Game Technology plc	57	1,455
Tempur Sealy International, Inc.*,1	21	1,434
Penske Automotive Group, Inc.	26	1,348
Allison Transmission Holdings, Inc.	40	1,348
Cedar Fair, LP	20	1,284
Toll Brothers, Inc.*	41	1,271
Tenneco, Inc.*	20	1,250
Cinemark Holdings, Inc.	31	1,189
Michaels Companies, Inc.*	58	1,186
CST Brands, Inc.	24	1,155
Choice Hotels International, Inc.	20	1,121
Sally Beauty Holdings, Inc.*	42	1,110
CalAtlantic Group, Inc.	31	1,054
Regal Entertainment Group — Class A	48	989
Beacon Roofing Supply, Inc.*	21	967
AMC Entertainment Holdings, Inc. — Class A1	28	942
Extended Stay America, Inc.	57	921
Wendy's Co.	66	892
Carter's, Inc.	10	864
Anixter International, Inc.*	10	811
Navistar International Corp.*	25	784
Group 1 Automotive, Inc.	10	779
Vista Outdoor, Inc.*	21	775
J.C. Penney Company, Inc.*	89	740
GameStop Corp. — Class A	29	733
Dana, Inc.	36	683
WESCO International, Inc.*	10	666
Wolverine World Wide, Inc.	29	637
Suburban Propane Partners, LP	21	631
Boyd Gaming Corp.*	31	625
Asbury Automotive Group, Inc.*	10	617
ILG, Inc.	30	545
Metaldyne Performance Group, Inc.	22	505
Brinker International, Inc.	10	495
FirstCash, Inc.	10	470
American Axle & Manufacturing Holdings, Inc.*	24	463
TRI Pointe Group, Inc.*	40	459
Party City Holdco, Inc.*	32	454
KB Home	26	411
BMC Stock Holdings, Inc.*	20	390
Cooper Tire & Rubber Co.	10	389
Scientific Games Corp. — Class A*	26	364
Meritage Homes Corp.*	10	348
Penn National Gaming, Inc.*	25	345
Caleres, Inc.	10	328
Meritor, Inc.*	26	323
Mobile Mini, Inc.	10	303
Pinnacle Entertainment, Inc.*	20	290
Sears Holdings Corp.*,1	31	288
ClubCorp Holdings, Inc.	20	287
MDC Holdings, Inc.	10	257
Tailored Brands, Inc.	10	256
M/I Homes, Inc.*	10	252
Isle of Capri Casinos, Inc.*	10	247
WCI Communities, Inc.*	10	235
H&E Equipment Services, Inc.	10	233
Sonic Automotive, Inc. — Class A	10	229
Titan International, Inc.	20	224
William Lyon Homes — Class A*	10	190
Ferrellgas Partners, LP	28	190
Eldorado Resorts, Inc.*	10	170
Carrols Restaurant Group, Inc.*	10	153
Beazer Homes USA, Inc.*	10	133
Conn's, Inc.*	10	127
Hovnanian Enterprises, Inc. — Class A*	37	101
Ruby Tuesday, Inc.*	21	68
Commercial Vehicle Group, Inc.*	10	55
Lions Gate Entertainment Corp. — Class B*	1	18
Lions Gate Entertainment Corp. — Class A	1	13
Total Consumer, Cyclical		137,572
Communications - 1.0%
Charter Communications, Inc. — Class A*	88	25,336
Netflix, Inc.*	119	14,731
Sprint Corp.*	1,062	8,942
DISH Network Corp. — Class A*	134	7,763
CBS Corp. — Class B	120	7,633
Nokia Oyj ADR	1,571	7,557

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 5.5% (continued)
Communications - 1.0% (continued)
Sirius XM Holdings, Inc.[1]	1,312	$5,838
Level 3 Communications, Inc.*	95	5,354
Expedia, Inc.	37	4,191
CenturyLink, Inc.	149	3,543
VeriSign, Inc.*	29	2,206
Zayo Group Holdings, Inc.*	64	2,103
CommScope Holding Company, Inc.*	55	2,046
CDW Corp.	39	2,032
IAC/InterActiveCorp*	25	1,620
EchoStar Corp. — Class A*	27	1,388
ViaSat, Inc.*	20	1,324
TEGNA, Inc.	60	1,283
AMC Networks, Inc. — Class A*	23	1,204
Sinclair Broadcast Group, Inc. — Class A1	27	900
Tribune Media Co. — Class A	24	840
NeuStar, Inc. — Class A*	20	669
Media General, Inc.*	34	640
Nexstar Broadcasting Group, Inc. — Class A1	10	633
West Corp.	25	619
DigitalGlobe, Inc.*	21	602
Plantronics, Inc.	10	548
Time, Inc.	30	536
Cogent Communications Holdings, Inc.	10	414
Bankrate, Inc.*	26	287
Consolidated Communications Holdings, Inc.	10	269
Gray Television, Inc.*	23	250
Cincinnati Bell, Inc.*	10	224
Windstream Holdings, Inc.[1]	28	205
General Communication, Inc. — Class A*	10	195
Gogo, Inc.*	20	184
EarthLink Holdings Corp.	30	169
HC2 Holdings, Inc.*	10	59
Total Communications		114,337
Consumer, Non-cyclical - 0.8%
Constellation Brands, Inc. — Class A	56	8,585
HCA Holdings, Inc.*	97	7,179
Conagra Brands, Inc.	120	4,746
Nielsen Holdings plc	95	3,985
DaVita, Inc.*	57	3,659
Hologic, Inc.*	80	3,210
Grifols S.A. ADR	198	3,181
Universal Health Services, Inc. — Class B	28	2,978
WhiteWave Foods Co. — Class A*	53	2,947
Centene Corp.*	50	2,826
United Rentals, Inc.*	26	2,744
Aramark	70	2,500
Sabre Corp.	82	2,046
Envision Healthcare Corp.*	30	1,898
Post Holdings, Inc.*	23	1,849
MEDNAX, Inc.*	27	1,800
Pinnacle Foods, Inc.	31	1,657
Teleflex, Inc.	10	1,612
Service Corporation International	55	1,562
Live Nation Entertainment, Inc.*	58	1,543
Edgewell Personal Care Co.*	21	1,532
Mallinckrodt plc*	30	1,495
TreeHouse Foods, Inc.*	20	1,444
WellCare Health Plans, Inc.*	10	1,371
Valeant Pharmaceuticals International, Inc.*	92	1,336
ServiceMaster Global Holdings, Inc.*	35	1,318
Hill-Rom Holdings, Inc.	22	1,235
WEX, Inc.*	10	1,116
Molina Healthcare, Inc.*	20	1,085
HealthSouth Corp.	26	1,072
Team Health Holdings, Inc.*	24	1,043
Endo International plc*	62	1,021
Alere, Inc.*	26	1,013
B&G Foods, Inc.	22	964
Avis Budget Group, Inc.*	26	954
Cimpress N.V.*	10	916
Acadia Healthcare Company, Inc.*	27	894
Horizon Pharma plc*	49	793
Vector Group Ltd.	33	750
Owens & Minor, Inc.	21	741
Performance Food Group Co.*	30	720
CEB, Inc.	10	606
Avon Products, Inc.*	120	605
Dean Foods Co.	27	588
LifePoint Health, Inc.*	10	568
Hertz Global Holdings, Inc.*	26	561
Cardtronics plc — Class A*	10	546
Prestige Brands Holdings, Inc.*	10	521
Darling Ingredients, Inc.*	40	516
Ingles Markets, Inc. — Class A	10	481
Surgical Care Affiliates, Inc.*	10	463
FTI Consulting, Inc.*	10	451
Select Medical Holdings Corp.*	34	451
Tenet Healthcare Corp.*	28	416
Sotheby's*	10	399
Cott Corp.	35	397
ACCO Brands Corp.*	30	392
RR Donnelley & Sons Co.	23	375
AMAG Pharmaceuticals, Inc.*	10	348
Central Garden & Pet Co.*	10	331
SUPERVALU, Inc.*	70	327
Integer Holdings Corp.*	10	295
Revlon, Inc. — Class A*	10	292
Quad/Graphics, Inc.	10	269
Kindred Healthcare, Inc.	25	196
Community Health Systems, Inc.*	31	173
Rent-A-Center, Inc.	11	124
StoneMor Partners, LP	10	89
BioScrip, Inc.*	32	33
Concordia International Corp.	11	23
Total Consumer, Non-cyclical		96,156

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 5.5% (continued)
Energy - 0.7%
Williams Companies, Inc.	205	$6,384
Continental Resources, Inc.*	106	5,462
Energy Transfer Equity, LP	273	5,272
Concho Resources, Inc.*	36	4,773
Cenovus Energy, Inc.	227	3,435
ONEOK, Inc.	57	3,272
Tesoro Corp.	32	2,797
Newfield Exploration Co.*	55	2,228
Range Resources Corp.	64	2,199
Antero Resources Corp.*	88	2,081
Equities Midstream Partners, LP	25	1,917
Chesapeake Energy Corp.*	240	1,685
Energen Corp.*	27	1,557
Murphy Oil Corp.	49	1,525
Southwestern Energy Co.*	138	1,493
Tesoro Logistics, LP	29	1,473
RSP Permian, Inc.*	33	1,472
PDC Energy, Inc.*	20	1,452
Transocean Ltd.*	96	1,416
Weatherford International plc*	279	1,391
WPX Energy, Inc.*	90	1,311
NuStar Energy, LP	25	1,245
Rice Energy, Inc.*	56	1,196
DCP Midstream Partners, LP	31	1,190
QEP Resources, Inc.*	62	1,141
CONSOL Energy, Inc.	62	1,130
Genesis Energy, LP	31	1,117
Western Refining, Inc.	29	1,098
Oasis Petroleum, Inc.*	62	939
SemGroup Corp. — Class A	22	919
Gulfport Energy Corp.*	42	909
Laredo Petroleum, Inc.*	62	877
SM Energy Co.	25	862
Whiting Petroleum Corp.*	70	841
Carrizo Oil & Gas, Inc.*	22	822
Ensco plc — Class A	84	816
Sunoco, LP	30	807
PBF Energy, Inc. — Class A	28	781
Callon Petroleum Co.*	49	752
SEACOR Holdings, Inc.*	10	713
Holly Energy Partners, LP	21	673
Matador Resources Co.*	26	670
Murphy USA, Inc.*	10	615
NGL Energy Partners, LP	29	609
Rowan Companies plc — Class A*	32	604
Forum Energy Technologies, Inc.*	26	572
McDermott International, Inc.*	63	466
TerraForm Power, Inc. — Class A*	36	461
EP Energy Corp. — Class A*	70	458
Precision Drilling Corp.*	79	431
Noble Corporation plc	70	414
Denbury Resources, Inc.*	109	401
Archrock Partners, LP	21	337
Baytex Energy Corp.*	67	327
Atwood Oceanics, Inc.	22	289
Unit Corp.*	10	269
SunCoke Energy, Inc.*	20	227
Bristow Group, Inc.	10	205
Sanchez Energy Corp.*	22	199
PBF Logistics, LP	10	182
Westmoreland Coal Co.*	10	177
TerraForm Global, Inc. — Class A*	44	174
Eclipse Resources Corp.*	65	173
Bill Barrett Corp.*	20	140
Jones Energy, Inc. — Class A*	25	125
Cloud Peak Energy, Inc.*	20	112
Calumet Specialty Products Partners, LP	23	92
EXCO Resources, Inc.*	80	70
Northern Oil and Gas, Inc.*	22	61
Ocean Rig UDW, Inc.*	30	52
Gastar Exploration, Inc.*	32	50
Approach Resources, Inc.*	10	34
Vanguard Natural Resources LLC*	40	27
Total Energy		82,446
Financial - 0.5%
Royal Bank of Scotland Group plc ADR*	1,543	8,533
Equinix, Inc.	23	8,220
Discover Financial Services	103	7,425
Unum Group	62	2,723
CIT Group, Inc.	57	2,433
Ally Financial, Inc.	126	2,397
VEREIT, Inc.	270	2,284
Icahn Enterprises, LP	37	2,217
Iron Mountain, Inc.	68	2,209
Credit Acceptance Corp.*	10	2,175
Lamar Advertising Co. — Class A	28	1,883
Popular, Inc.	29	1,270
First Horizon National Corp.	63	1,261
Navient Corp.	76	1,248
DuPont Fabros Technology, Inc.	27	1,186
Howard Hughes Corp.*	10	1,141
CyrusOne, Inc.	25	1,118
Medical Properties Trust, Inc.	89	1,095
BankUnited, Inc.	29	1,093
Radian Group, Inc.	59	1,061
Communications Sales & Leasing, Inc.	39	991
CNO Financial Group, Inc.	50	958
Realogy Holdings Corp.	36	926
MGIC Investment Corp.*	90	917
Hanover Insurance Group, Inc.	10	910
GEO Group, Inc.	24	862
CoreCivic, Inc.	32	783
Kennedy-Wilson Holdings, Inc.	31	636
Ryman Hospitality Properties, Inc.	10	630
Genworth Financial, Inc. — Class A*	142	541
Sabra Health Care REIT, Inc.	22	537
Aircastle Ltd.	24	500
QTS Realty Trust, Inc. — Class A	10	497
Potlatch Corp.	10	417

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 5.5% (continued)
Financial - 0.5% (continued)
KCG Holdings, Inc. — Class A*	26	$345
CareTrust REIT, Inc.	20	306
FelCor Lodging Trust, Inc.	36	288
iStar, Inc.*	23	285
Ocwen Financial Corp.*	33	178
PHH Corp.*	10	151
Fly Leasing Ltd. ADR*	10	133
Enova International, Inc.*	10	126
Walter Investment Management Corp.*	10	48
Total Financial		64,937
Industrial - 0.5%
Ball Corp.	52	3,903
SBA Communications Corp. — Class A*	33	3,408
CNH Industrial N.V.	360	3,128
Masco Corp.	90	2,846
Sealed Air Corp.	55	2,494
TransDigm Group, Inc.	10	2,490
Sensata Technologies Holding N.V.*	51	1,986
Crown Holdings, Inc.*	36	1,892
Orbital ATK, Inc.	21	1,842
Huntington Ingalls Industries, Inc.	10	1,842
Allegion plc	28	1,792
Berry Plastics Group, Inc.*	32	1,559
Oshkosh Corp.	23	1,486
AECOM*	38	1,382
USG Corp.*	46	1,328
Jabil Circuit, Inc.	55	1,302
XPO Logistics, Inc.*	30	1,295
Graphic Packaging Holding Co.	88	1,098
Trinity Industries, Inc.	38	1,055
Greif, Inc. — Class A	20	1,026
MasTec, Inc.*	25	956
Energizer Holdings, Inc.	21	937
Terex Corp.	29	914
Sanmina Corp.*	24	880
Owens-Illinois, Inc.*	50	871
Zebra Technologies Corp. — Class A*	10	858
Hillenbrand, Inc.	22	844
Joy Global, Inc.	28	784
EnerSys	10	781
Multi-Color Corp.	10	776
Belden, Inc.	10	747
Manitowoc Foodservice, Inc.*	36	696
Summit Materials, Inc. — Class A*	29	695
Louisiana-Pacific Corp.*	36	681
EnPro Industries, Inc.	10	674
Masonite International Corp.*	10	658
Clean Harbors, Inc.*	11	612
Silgan Holdings, Inc.	11	563
Actuant Corp. — Class A	21	545
Covanta Holding Corp.	33	515
KLX, Inc.*	10	451
Gibraltar Industries, Inc.*	10	417
Ply Gem Holdings, Inc.*	23	374
NCI Building Systems, Inc.*	23	360
Harsco Corp.	25	340
Builders FirstSource, Inc.*	30	329
SPX FLOW, Inc.*	10	321
Tutor Perini Corp.*	10	280
Triumph Group, Inc.	10	265
Griffon Corp.	10	262
Boise Cascade Co.*	10	225
Briggs & Stratton Corp.	10	223
Manitowoc Company, Inc.*	37	221
Teekay Corp.	25	201
General Cable Corp.	10	191
Martin Midstream Partners, LP	10	184
Kratos Defense & Security Solutions, Inc.*	21	155
LSB Industries, Inc.*	10	84
Hornbeck Offshore Services, Inc.*	6	43
Navios Maritime Holdings, Inc.*	20	28
Total Industrial		59,095
Basic Materials - 0.4%
ArcelorMittal*	836	6,102
Freeport-McMoRan, Inc.*	370	4,880
Steel Dynamics, Inc.	65	2,312
Ashland Global Holdings, Inc.	21	2,294
CF Industries Holdings, Inc.	60	1,889
United States Steel Corp.[1]	51	1,683
Axalta Coating Systems Ltd.*	60	1,632
WR Grace & Co.	23	1,556
Huntsman Corp.	62	1,183
Chemours Co.	52	1,149
Methanex Corp.	26	1,139
Kinross Gold Corp.*	345	1,073
Olin Corp.	40	1,024
Neenah Paper, Inc.	10	852
PolyOne Corp.	26	833
AK Steel Holding Corp.*	79	807
Compass Minerals International, Inc.	10	784
Kaiser Aluminum Corp.	10	777
Chemtura Corp.*	22	730
Platform Specialty Products Corp.*	71	697
Commercial Metals Co.	31	675
Eldorado Gold Corp.*	200	644
Hecla Mining Co.	119	624
Alamos Gold, Inc. — Class A	80	547
Coeur Mining, Inc.*	60	545
GCP Applied Technologies, Inc.*	20	535
IAMGOLD Corp.*	138	531
Cliffs Natural Resources, Inc.*	63	530
New Gold, Inc.*	148	518
Allegheny Technologies, Inc.	30	478
Koppers Holdings, Inc.*	10	403
Hudbay Minerals, Inc.	70	399
A. Schulman, Inc.	10	335
Tronox Ltd. — Class A	29	299
Kraton Corp.*	10	285
PH Glatfelter Co.	10	239
Century Aluminum Co.*	26	223

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 5.5% (continued)
Basic Materials - 0.4% (continued)
Constellium N.V. — Class A*	29	$171
Rayonier Advanced Materials, Inc.	10	155
Ryerson Holding Corp.*	10	134
Total Basic Materials		41,666
Technology - 0.3%
NXP Semiconductor N.V.*	93	9,114
Micron Technology, Inc.*	278	6,094
Western Digital Corp.	72	4,892
MSCI, Inc. — Class A	27	2,127
Open Text Corp.	32	1,978
Leidos Holdings, Inc.	37	1,892
Qorvo, Inc.*	33	1,740
Microsemi Corp.*	30	1,619
SS&C Technologies Holdings, Inc.	56	1,602
PTC, Inc.*	31	1,435
Brocade Communications Systems, Inc.	114	1,424
NCR Corp.*	33	1,338
Nuance Communications, Inc.*	78	1,162
j2 Global, Inc.	10	818
Amkor Technology, Inc.*	64	675
Diebold Nixdorf, Inc.	25	629
Entegris, Inc.*	35	627
ACI Worldwide, Inc.*	32	581
Engility Holdings, Inc.*	10	337
Magnachip Semiconductor Corp.*	10	62
Total Technology		40,146
Utilities - 0.1%
FirstEnergy Corp.	118	3,654
AES Corp.	178	2,068
AmeriGas Partners, LP	27	1,294
NRG Energy, Inc.	89	1,091
Calpine Corp.*	95	1,086
Atlantica Yield plc	30	581
Global Partners, LP	10	195
Total Utilities		9,969
Diversified - 0.0%
Leucadia National Corp.	96	2,232
HRG Group, Inc.*	57	887
Total Diversified		3,119
Total Common Stocks
(Cost $638,925)		649,443

MASTER LIMITED PARTNERSHIPS† - 0.0%
Energy - 0.0%
Antero Midstream Partners, LP	50	1,544
Tallgrass Energy Partners, LP	20	949
Enviva Partners, LP	10	268
Total Energy		2,761
Total Master Limited Partnerships
(Cost $2,569)		2,761

EXCHANGE-TRADED FUNDS† - 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF	700	60,585
Total Exchange-Traded Funds
(Cost $60,823)		60,585

MUTUAL FUNDS† - 67.3%
Guggenheim Strategy Fund II4	160,841	4,012,981
Guggenheim Strategy Fund I4	159,394	3,984,849
Total Mutual Funds
(Cost $7,982,196)		7,997,830

	Face Amount
REPURCHASE AGREEMENTS††,2 - 24.3%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$1,718,005	1,718,005
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	1,109,959	1,109,959
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	63,099	63,099
Total Repurchase Agreements
(Cost $2,891,063)		2,891,063

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
First American Government Obligations Fund - Class Z, 0.42%[5]	8,789	8,789
Total Securities Lending Collateral
(Cost $8,789)		8,789
Total Investments - 97.7%
(Cost $11,584,365)		$11,610,471
Other Assets & Liabilities, net - 2.3%		272,421
Total Net Assets - 100.0%		$11,882,892

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $678,700)	10	$(2,738)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $4,114,961)	35	(9,474)

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.27 Index	Goldman Sachs International	ICE	5.00%	12/20/21	$2,000,000	$(2,123,960)	$64,323	$59,637
CDX.NA.HY.27 Index	Barclays Bank plc	ICE	5.00%	12/20/21	2,400,000	(2,548,752)	77,188	71,564
							$141,511	$131,201

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Affiliated issuer — See Note 6.
[5]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust
ICE — Intercontinental exchange
CDX.NA.HY.27 Index-Credit Default Swap North American Yield Series 27 Index

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$649,443	$—	$—	$—	$—	$649,443
Credit Default Swaps	—	—	—	131,201	—	131,201
Exchange-Traded Funds	60,585	—	—	—	—	60,585
Master Limited Partnerships	2,761	—	—	—	—	2,761
Mutual Funds	7,997,830	—	—	—	—	7,997,830
Repurchase Agreements	—	—	2,891,063	—	—	2,891,063
Securities Lending Collateral	8,789	—	—	—	—	8,789
Total	$8,719,408	$—	$2,891,063	$131,201	$—	$11,741,672

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$2,738	$—	$—	$—	$2,738
Interest Rate Futures Contracts	—	9,474	—	—	—	9,474
Total	$—	$12,212	$—	$—	$—	$12,212

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.9%
Banks - 31.1%
JPMorgan Chase & Co.	15,244	$1,315,404
Wells Fargo & Co.	22,877	1,260,752
Bank of America Corp.	49,715	1,098,701
Citigroup, Inc.	16,227	964,370
Goldman Sachs Group, Inc.	3,145	753,070
U.S. Bancorp	13,441	690,464
Morgan Stanley	15,594	658,847
PNC Financial Services Group, Inc.	4,846	566,788
Bank of New York Mellon Corp.	11,008	521,559
Capital One Financial Corp.	5,452	475,632
BB&T Corp.	9,723	457,176
M&T Bank Corp.	2,740	428,617
State Street Corp.	5,178	402,434
SunTrust Banks, Inc.	7,053	386,857
Banco Bradesco S.A. ADR	39,759	346,301
Fifth Third Bancorp	12,428	335,183
Northern Trust Corp.	3,739	332,958
KeyCorp	18,214	332,770
ICICI Bank Ltd. ADR	43,973	329,358
Citizens Financial Group, Inc.	9,127	325,195
Credicorp Ltd.	1,999	315,562
Regions Financial Corp.	21,916	314,714
Deutsche Bank AG*,1	17,097	309,456
Toronto-Dominion Bank	6,223	307,043
HSBC Holdings plc ADR	7,315	293,917
First Republic Bank	3,117	287,201
Credit Suisse Group AG ADR	19,986	286,000
Huntington Bancshares, Inc.	21,404	282,961
Comerica, Inc.	3,746	255,140
Zions Bancorporation	5,212	224,324
SVB Financial Group*	1,249	214,403
Signature Bank*	1,423	213,735
East West Bancorp, Inc.	4,080	207,386
Commerce Bancshares, Inc.	3,420	197,710
PacWest Bancorp	3,582	195,004
Webster Financial Corp.	3,484	189,112
Bank of the Ozarks, Inc.	3,575	188,009
Texas Capital Bancshares, Inc.*	2,259	177,106
Cullen/Frost Bankers, Inc.	1,979	174,607
Synovus Financial Corp.	4,077	167,483
Prosperity Bancshares, Inc.	2,304	165,381
First Horizon National Corp.	8,108	162,241
PrivateBancorp, Inc. — Class A	2,908	157,585
Umpqua Holdings Corp.	8,020	150,616
Home BancShares, Inc.	5,300	147,181
UMB Financial Corp.	1,900	146,528
MB Financial, Inc.	3,100	146,413
Chemical Financial Corp.	2,700	146,259
Wintrust Financial Corp.	2,000	145,140
IBERIABANK Corp.	1,700	142,375
United Bankshares, Inc.	3,000	138,750
Pinnacle Financial Partners, Inc.	2,000	138,600
Hancock Holding Co.	3,200	137,920
Fulton Financial Corp.	7,100	133,480
Cathay General Bancorp	3,500	133,105
Total Banks		18,974,883
REITs - 29.4%
Simon Property Group, Inc.	3,049	541,716
Public Storage	2,396	535,505
American Tower Corp. — Class A	4,573	483,276
AvalonBay Communities, Inc.	2,479	439,156
Crown Castle International Corp.	4,677	405,823
Prologis, Inc.	7,311	385,948
Equinix, Inc.	1,025	366,345
Welltower, Inc.	5,431	363,497
Equity Residential	5,640	362,990
Ventas, Inc.	5,550	346,986
Weyerhaeuser Co.	11,463	344,922
General Growth Properties, Inc.	13,537	338,154
Vornado Realty Trust	3,105	324,069
Boston Properties, Inc.	2,572	323,505
Digital Realty Trust, Inc.	2,990	293,797
Realty Income Corp.	4,911	282,285
SL Green Realty Corp.	2,613	281,028
Essex Property Trust, Inc.[1]	1,204	279,930
Host Hotels & Resorts, Inc.	14,771	278,287
HCP, Inc.	9,119	271,017
Mid-America Apartment Communities, Inc.	2,475	242,352
UDR, Inc.	6,501	237,156
Macerich Co.	3,328	235,756
Kimco Realty Corp.	9,360	235,497
Extra Space Storage, Inc.	3,019	233,188
Annaly Capital Management, Inc.	23,387	233,169
Federal Realty Investment Trust	1,622	230,502
Duke Realty Corp.	8,525	226,424
Iron Mountain, Inc.	6,810	221,189
Alexandria Real Estate Equities, Inc.	1,920	213,370
VEREIT, Inc.	24,969	211,238
Apartment Investment & Management Co. — Class A	4,498	204,434
Brixmor Property Group, Inc.	8,237	201,148
Camden Property Trust	2,386	200,591
Regency Centers Corp.	2,837	195,611
American Campus Communities, Inc.	3,856	191,913
Kilroy Realty Corp.	2,619	191,763
National Retail Properties, Inc.	4,322	191,032
Lamar Advertising Co. — Class A1	2,796	188,003
Equity LifeStyle Properties, Inc.	2,559	184,504
AGNC Investment Corp.	10,157	184,146
Omega Healthcare Investors, Inc.	5,819	181,902
Liberty Property Trust	4,551	179,765
Forest City Realty Trust, Inc. — Class A	8,545	178,078
Taubman Centers, Inc.	2,393	176,914
DDR Corp.	11,521	175,926
Starwood Property Trust, Inc.	7,912	173,668
DCT Industrial Trust, Inc.	3,608	172,751
Douglas Emmett, Inc.	4,667	170,626
Spirit Realty Capital, Inc.	15,663	170,100
Hospitality Properties Trust	5,346	169,682

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
REITs - 29.4% (continued)
American Homes 4 Rent — Class A	8,060	$169,099
Highwoods Properties, Inc.	3,312	168,945
CubeSmart	6,207	166,161
Hudson Pacific Properties, Inc.	4,760	165,553
Senior Housing Properties Trust	8,511	161,113
EPR Properties	2,237	160,549
Weingarten Realty Investors	4,460	159,623
Equity One, Inc.	5,114	156,949
Life Storage, Inc.	1,779	151,678
Gramercy Property Trust	16,259	149,258
Medical Properties Trust, Inc.	12,036	148,043
STORE Capital Corp.	5,924	146,382
New Residential Investment Corp.	9,292	146,070
DuPont Fabros Technology, Inc.	3,311	145,452
Equity Commonwealth*	4,754	143,761
Communications Sales & Leasing, Inc.	5,600	142,296
Cousins Properties, Inc.	16,700	142,117
CoreSite Realty Corp.	1,760	139,691
Healthcare Realty Trust, Inc.	4,547	137,865
LaSalle Hotel Properties	4,517	137,633
CyrusOne, Inc.	3,071	137,366
Sunstone Hotel Investors, Inc.	8,749	133,422
Education Realty Trust, Inc.	3,081	130,326
Corporate Office Properties Trust	4,147	129,469
RLJ Lodging Trust	5,227	128,009
Brandywine Realty Trust	7,723	127,507
CoreCivic, Inc.	4,952	121,126
Retail Opportunity Investments Corp.	5,400	114,102
DiamondRock Hospitality Co.	9,842	113,478
Pebblebrook Hotel Trust	3,615	107,546
Washington Prime Group, Inc.	9,863	102,674
Government Properties Income Trust	4,500	85,793
Total REITs		17,919,690
Insurance - 19.5%
Berkshire Hathaway, Inc. — Class B*	8,877	1,446,773
American International Group, Inc.	9,156	597,977
MetLife, Inc.	10,318	556,037
Prudential Financial, Inc.	4,848	504,482
Travelers Companies, Inc.	3,532	432,388
Marsh & McLennan Companies, Inc.	6,350	429,196
Willis Towers Watson plc	3,333	407,559
Chubb Ltd.	3,015	398,342
Aflac, Inc.	5,533	385,097
Allstate Corp.	5,163	382,682
Aon plc	3,041	339,163
Progressive Corp.	9,340	331,571
XL Group Ltd.	8,894	331,390
Arch Capital Group Ltd.*	3,781	326,262
Hartford Financial Services Group, Inc.	6,818	324,878
Everest Re Group Ltd.	1,424	308,154
Principal Financial Group, Inc.	5,209	301,393
Loews Corp.	6,177	289,269
Lincoln National Corp.	4,334	287,214
Cincinnati Financial Corp.	3,777	286,108
Markel Corp.*	305	275,873
Unum Group	5,350	235,026
Arthur J Gallagher & Co.	4,272	221,973
Torchmark Corp.	2,966	218,772
WR Berkley Corp.	3,132	208,309
American Financial Group, Inc.	2,288	201,619
Voya Financial, Inc.	5,124	200,963
Reinsurance Group of America, Inc. — Class A	1,580	198,811
Brown & Brown, Inc.	3,994	179,171
Old Republic International Corp.	8,797	167,143
Assurant, Inc.	1,772	164,548
AmTrust Financial Services, Inc.	5,700	156,066
First American Financial Corp.	3,999	146,483
Radian Group, Inc.	7,834	140,855
MGIC Investment Corp.*	12,973	132,195
Primerica, Inc.	1,800	124,470
Selective Insurance Group, Inc.	2,700	116,235
Genworth Financial, Inc. — Class A*	25,978	98,976
Total Insurance		11,853,423
Diversified Financial Services - 13.6%
BlackRock, Inc. — Class A	1,806	687,254
American Express Co.	8,217	608,716
Charles Schwab Corp.	13,653	538,883
CME Group, Inc. — Class A	3,869	446,289
Intercontinental Exchange, Inc.	7,380	416,380
Synchrony Financial	11,161	404,809
Discover Financial Services	5,491	395,846
Franklin Resources, Inc.	8,982	355,508
TD Ameritrade Holding Corp.	8,093	352,855
T. Rowe Price Group, Inc.	4,153	312,555
Ameriprise Financial, Inc.	2,805	311,187
Invesco Ltd.	8,495	257,738
Nasdaq, Inc.	3,565	239,283
Raymond James Financial, Inc.	3,313	229,492
E*TRADE Financial Corp.*	6,569	227,616
Ally Financial, Inc.	11,491	218,559
CIT Group, Inc.	5,045	215,321
SEI Investments Co.	4,173	205,979
Affiliated Managers Group, Inc.*	1,299	188,745
CBOE Holdings, Inc.	2,410	178,075
Navient Corp.	10,234	168,145
SLM Corp.*	15,258	168,143
Eaton Vance Corp.	3,785	158,516
Credit Acceptance Corp.*,1	700	152,257
LPL Financial Holdings, Inc.	3,700	130,277
Federated Investors, Inc. — Class B	4,500	127,260
Legg Mason, Inc.	4,220	126,220
BGC Partners, Inc. — Class A	12,100	123,783
Janus Capital Group, Inc.	8,756	116,192
LendingClub Corp.*	20,351	106,843
WisdomTree Investments, Inc.[1]	7,870	87,672
Total Diversified Financial Services		8,256,398

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Commercial Services - 1.5%
S&P Global, Inc.	3,417	$367,464
Moody's Corp.	3,207	302,324
MarketAxess Holdings, Inc.	1,063	156,176
LendingTree, Inc.*,1	774	78,445
Total Commercial Services		904,409
Savings & Loans - 1.3%
New York Community Bancorp, Inc.	12,548	199,638
People's United Financial, Inc.	9,489	183,707
Investors Bancorp, Inc.	11,189	156,087
Washington Federal, Inc.	3,700	127,095
BofI Holding, Inc.*,1	3,605	102,923
Total Savings & Loans		769,450
Real Estate - 0.9%
CBRE Group, Inc. — Class A*	7,602	239,387
Jones Lang LaSalle, Inc.	1,543	155,905
Realogy Holdings Corp.	5,674	145,992
Total Real Estate		541,284
Investment Companies - 0.4%
Ares Capital Corp.[1]	10,200	168,198
American Capital Ltd.*	3,000	53,760
Total Investment Companies		221,958
Holding Companies-Diversified - 0.3%
Leucadia National Corp.	9,193	213,737
Software - 0.3%
MSCI, Inc. — Class A	2,540	200,101
Entertainment - 0.3%
Gaming and Leisure Properties, Inc.	6,044	185,067
Media - 0.3%
FactSet Research Systems, Inc.	1,087	177,648
Total Common Stocks
(Cost $48,521,067)		60,218,048

PREFERRED STOCKS† - 0.6%
Financial - 0.6%
Itau Unibanco Holding S.A. ADR	35,758	367,592
Total Preferred Stocks
(Cost $307,093)		367,592

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$182,666	182,666
Total Repurchase Agreement
(Cost $182,666)		182,666

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
First American Government Obligations Fund - Class Z, 0.42%[4]	941,551	941,551
Total Securities Lending Collateral
(Cost $941,551)		941,551
Total Investments - 101.3%
(Cost $49,952,377)		$61,709,857
Other Assets & Liabilities, net - (1.3)%		(798,718)
Total Net Assets - 100.0%		$60,911,139

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$60,218,048	$—	$—	$60,218,048
Preferred Stocks	367,592	—	—	367,592
Repurchase Agreement	—	182,666	—	182,666
Securities Lending Collateral	941,551	—	—	941,551
Total	$61,527,191	$182,666	$—	$61,709,857

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 10.1%
Guggenheim Strategy Fund II1	218,714	$5,456,916
Guggenheim Strategy Fund I1	217,890	5,447,256
Total Mutual Funds
(Cost $10,874,558)		10,904,172

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 53.7%
U.S. Treasury Bond
2.88% due 11/15/46	60,400,000	58,333,188
Total U.S. Treasury Bond		58,333,188
Total U.S. Government Securities
(Cost $57,390,103)		58,333,188

U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bill
0.46% due 01/12/17[2,3]	1,500,000	$1,499,796
Total U.S. Treasury Bills
(Cost $1,499,782)		1,499,796

REPURCHASE AGREEMENTS††,[4] - 31.1%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	20,034,154	20,034,154
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	12,943,547	12,943,547
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	735,816	735,816
Total Repurchase Agreements
(Cost $33,713,517)		33,713,517
Total Investments - 96.3%
(Cost $103,477,960)		$104,450,673
Other Assets & Liabilities, net - 3.7%		3,992,026
Total Net Assets - 100.0%		$108,442,699

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $80,011,531)	499	$1,309,906

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[3]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Interest Rate Futures Contracts	$—	$1,309,906	$—	$—	$1,309,906
Mutual Funds	10,904,172	—	—	—	10,904,172
Repurchase Agreements	—	—	33,713,517	—	33,713,517
U.S. Government Securities	—	—	58,333,188	—	58,333,188
U.S. Treasury Bills	—	—	1,499,796	—	1,499,796
Total	$10,904,172	$1,309,906	$93,546,501	$—	$105,760,579

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Pharmaceuticals - 36.2%
Johnson & Johnson	11,356	$1,308,324
Pfizer, Inc.	31,584	1,025,847
Merck & Company, Inc.	15,750	927,202
AbbVie, Inc.	12,233	766,030
Bristol-Myers Squibb Co.	12,656	739,617
Eli Lilly & Co.	9,585	704,977
Allergan plc*	3,350	703,534
Shire plc ADR	3,182	542,149
Express Scripts Holding Co.*	7,076	486,758
McKesson Corp.	2,977	418,121
Zoetis, Inc.	7,530	403,081
Teva Pharmaceutical Industries Ltd. ADR	10,583	383,634
Cardinal Health, Inc.	4,952	356,395
Jazz Pharmaceuticals plc*	3,258	355,220
Endo International plc*	21,079	347,171
Mylan N.V.*	8,854	337,780
Alkermes plc*	6,050	336,259
AstraZeneca plc ADR	12,146	331,829
Perrigo Company plc	3,870	322,100
Novartis AG ADR	4,421	322,026
AmerisourceBergen Corp. — Class A	4,039	315,809
Novo Nordisk A/S ADR	8,750	313,775
GlaxoSmithKline plc ADR	8,117	312,586
TESARO, Inc.*,1	1,580	212,478
VCA, Inc.*	2,655	182,266
Valeant Pharmaceuticals International, Inc.*	11,984	174,008
Mallinckrodt plc*	3,294	164,107
DexCom, Inc.*	2,745	163,876
ACADIA Pharmaceuticals, Inc.*	5,519	159,168
PRA Health Sciences, Inc.*	2,510	138,351
Neurocrine Biosciences, Inc.*	3,350	129,645
Horizon Pharma plc*	7,898	127,790
Prestige Brands Holdings, Inc.*	2,436	126,916
Akorn, Inc.*	5,645	123,230
Clovis Oncology, Inc.*,1	2,550	113,271
Owens & Minor, Inc.	3,161	111,552
Ironwood Pharmaceuticals, Inc. — Class A*	7,260	111,005
Nektar Therapeutics*	8,670	106,381
Radius Health, Inc.*	2,608	99,182
Sarepta Therapeutics, Inc.*	3,430	94,085
Array BioPharma, Inc.*	10,700	94,053
Eagle Pharmaceuticals, Inc.*	1,120	88,861
Pacira Pharmaceuticals, Inc.*	2,718	87,791
Agios Pharmaceuticals, Inc.*,1	2,052	85,630
Ophthotech Corp.*,1	17,026	82,236
Depomed, Inc.*	4,535	81,721
Impax Laboratories, Inc.*	5,607	74,293
Amicus Therapeutics, Inc.*	12,140	60,336
Total Pharmaceuticals		15,052,456
Healthcare-Products - 23.2%
Abbott Laboratories	14,535	558,289
Thermo Fisher Scientific, Inc.	3,939	555,793
Danaher Corp.	7,100	552,664
Stryker Corp.	4,260	510,391
Medtronic plc	6,767	482,013
Becton Dickinson and Co.	2,667	441,522
Boston Scientific Corp.*	18,785	406,320
Intuitive Surgical, Inc.*	588	372,892
Baxter International, Inc.	8,294	367,756
St. Jude Medical, Inc.	4,528	363,100
Edwards Lifesciences Corp.*	3,678	344,629
Zimmer Biomet Holdings, Inc.	3,331	343,759
CR Bard, Inc.	1,368	307,335
DENTSPLY SIRONA, Inc.	4,724	272,717
Henry Schein, Inc.*	1,730	262,458
Hologic, Inc.*	6,149	246,698
IDEXX Laboratories, Inc.*	2,064	242,045
ResMed, Inc.	3,602	223,504
Varian Medical Systems, Inc.*	2,417	216,998
Cooper Companies, Inc.	1,230	215,164
Align Technology, Inc.*	2,172	208,794
Teleflex, Inc.	1,280	206,272
West Pharmaceutical Services, Inc.	2,230	189,171
ABIOMED, Inc.*	1,450	163,386
Patterson Companies, Inc.[1]	3,717	152,509
Bio-Techne Corp.	1,460	150,132
Hill-Rom Holdings, Inc.	2,620	147,087
OPKO Health, Inc.*,1	15,767	146,633
NuVasive, Inc.*	2,092	140,917
Masimo Corp.*	2,080	140,192
Bruker Corp.	6,580	139,364
Integra LifeSciences Holdings Corp.*	1,580	135,548
ICU Medical, Inc.*	800	117,880
Insulet Corp.*	3,000	113,040
Nevro Corp.*	1,480	107,537
Zeltiq Aesthetics, Inc.*	2,350	102,272
Total Healthcare-Products		9,646,781
Biotechnology - 19.1%
Amgen, Inc.	5,253	768,040
Celgene Corp.*	6,179	715,219
Gilead Sciences, Inc.	9,818	703,067
Biogen, Inc.*	2,098	594,951
Regeneron Pharmaceuticals, Inc.*	1,234	452,989
Alexion Pharmaceuticals, Inc.*	3,642	445,599
Illumina, Inc.*	2,584	330,855
Incyte Corp.*	3,294	330,289
Vertex Pharmaceuticals, Inc.*	4,285	315,676
BioMarin Pharmaceutical, Inc.*	3,452	285,964
Seattle Genetics, Inc.*	3,717	196,146
United Therapeutics Corp.*	1,306	187,320
Ionis Pharmaceuticals, Inc.*	3,898	186,440
Bio-Rad Laboratories, Inc. — Class A*	970	176,812
Exelixis, Inc.*	10,270	153,126
Charles River Laboratories International, Inc.*	1,875	142,856
Ultragenyx Pharmaceutical, Inc.*	1,860	130,777
Intercept Pharmaceuticals, Inc.*,1	1,140	123,861
Intrexon Corp.*,1	4,980	121,014

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Biotechnology - 19.1% (continued)
Alnylam Pharmaceuticals, Inc.*	3,225	$120,744
ARIAD Pharmaceuticals, Inc.*	9,572	119,076
Bluebird Bio, Inc.*	1,870	115,379
Juno Therapeutics, Inc.*,1	5,980	112,723
Medicines Co.*	3,185	108,099
Sage Therapeutics, Inc.*	2,110	107,737
Kite Pharma, Inc.*,1	2,402	107,706
Ligand Pharmaceuticals, Inc. — Class B*,1	1,040	105,674
Spark Therapeutics, Inc.*	1,930	96,307
Five Prime Therapeutics, Inc.*	1,850	92,704
Exact Sciences Corp.*,1	6,884	91,970
Halozyme Therapeutics, Inc.*	8,470	83,684
AMAG Pharmaceuticals, Inc.*,1	2,340	81,432
Myriad Genetics, Inc.*	4,558	75,982
Alder Biopharmaceuticals, Inc.*	3,570	74,256
Acorda Therapeutics, Inc.*	3,545	66,646
Total Biotechnology		7,921,120
Healthcare-Services - 15.2%
UnitedHealth Group, Inc.	5,855	937,035
Aetna, Inc.	4,038	500,752
Anthem, Inc.	3,274	470,703
Cigna Corp.	3,373	449,924
Humana, Inc.	2,092	426,831
HCA Holdings, Inc.*	5,444	402,965
Quintiles IMS Holdings, Inc.*	4,220	320,931
Laboratory Corporation of America Holdings*	2,142	274,990
DaVita, Inc.*	4,221	270,988
Quest Diagnostics, Inc.	2,944	270,554
Universal Health Services, Inc. — Class B	2,415	256,908
Centene Corp.*	4,177	236,042
Envision Healthcare Corp.*	3,249	205,629
MEDNAX, Inc.*	2,906	193,714
WellCare Health Plans, Inc.*	1,390	190,541
HealthSouth Corp.	3,570	147,227
Acadia Healthcare Company, Inc.*	4,190	138,689
Molina Healthcare, Inc.*	2,446	132,720
Brookdale Senior Living, Inc. — Class A*	9,804	121,766
LifePoint Health, Inc.*	2,009	114,111
Magellan Health, Inc.*	1,320	99,330
Tenet Healthcare Corp.*	6,330	93,937
Air Methods Corp.*	2,580	82,173
Total Healthcare-Services		6,338,460
Electronics - 2.3%
Agilent Technologies, Inc.	6,333	288,531
Mettler-Toledo International, Inc.*,1	590	246,950
Waters Corp.*	1,817	244,188
PerkinElmer, Inc.	3,409	177,779
Total Electronics		957,448
Software - 2.1%
Cerner Corp.*	6,299	298,384
Veeva Systems, Inc. — Class A*	4,452	181,196
athenahealth, Inc.*	1,550	163,014
Medidata Solutions, Inc.*	2,625	130,384
Allscripts Healthcare Solutions, Inc.*	10,164	103,774
Total Software		876,752
Commercial Services - 1.3%
PAREXEL International Corp.*	2,178	143,138
Team Health Holdings, Inc.*	3,178	138,084
Incorporated Research Holdings, Inc. — Class A*	2,412	126,871
HealthEquity, Inc.*	2,870	116,292
Total Commercial Services		524,385
Total Common Stocks
(Cost $38,943,289)		41,317,402

RIGHTS††† - 0.0%
Dyax Corp.
Expires 01/25/17*	5,700	—
Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.1%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$53,940	53,940
Total Repurchase Agreement
(Cost $53,940)		53,940

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.8%
First American Government Obligations Fund - Class Z, 0.42%[4]	1,143,516	1,143,516
Total Securities Lending Collateral
(Cost $1,143,516)		1,143,516
Total Investments - 102.3%
(Cost $40,140,745)		$42,514,858
Other Assets & Liabilities, net - (2.3)%		(938,453)
Total Net Assets - 100.0%		$41,576,405

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$41,317,402	$—	$—	$41,317,402
Repurchase Agreement	—	53,940	—	53,940
Rights	—	—	—	—
Securities Lending Collateral	1,143,516	—	—	1,143,516
Total	$42,460,918	$53,940	$—	$42,514,858

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 6.8%
Guggenheim Strategy Fund I	482,750	$12,068,740
Guggenheim Strategy Fund II	444,313	11,085,599
Guggenheim Strategy Fund III	241,684	6,034,856
Total Mutual Funds
(Cost $28,995,923)		29,189,195

	Face Amount
U.S. TREASURY BILLS†† - 53.5%
U.S. Treasury Bills
0.41% due 01/26/17[1]	200,000,000	199,942,199
0.64% due 06/15/17[1]	25,000,000	24,929,250
0.45% due 01/12/17[1,2]	5,000,000	4,999,320
Total U.S. Treasury Bills		229,870,769
(Cost $229,860,595)

FEDERAL AGENCY DISCOUNT NOTES†† - 28.7%
Fannie Mae[3]
0.36% due 01/03/17	100,000,000	99,997,500
Freddie Mac[3]
0.47% due 01/09/17	23,000,000	22,997,496
Total Freddie Mac		122,994,996
Total Federal Agency Discount Notes
(Cost $122,994,996)

FEDERAL AGENCY NOTES†† - 1.9%
Federal Farm Credit Bank[7]
4.88% due 01/17/17	7,000,000	7,013,370
Freddie Mac[3]
0.63% due 11/16/18[4]	1,000,000	999,248
Total Federal Agency Notes
(Cost $8,012,582)		8,012,618

REPURCHASE AGREEMENTS††,5 - 5.3%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[6]	17,324,598	17,324,598
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	5,055,448	5,055,448
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	185,677	185,677
Total Repurchase Agreements
(Cost $22,565,723)		22,565,723
Total Investments - 96.2%
(Cost $412,429,819)		$412,633,301
Other Assets & Liabilities, net - 3.8%		16,360,777
Total Net Assets - 100.0%		$428,994,078

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $303,240,422)	2,577	$884,224

Units
INTEREST RATE SWAP AGREEMENTS††
Goldman Sachs International January 2017 IShares IBOXX H/Y Corp Bond Swap 0.13%, Terminating 01/03/17 (Notional Value $94,666,399)	1,093,777	$1,714,989

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††

Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.27 Index	Barclays Bank plc	ICE	5.00%	12/20/21	$131,200,000	$(139,331,776)	$4,023,767	$4,108,009
CDX.NA.HY.27 Index	Goldman Sachs International	ICE	5.00%	12/20/21	$189,100,000	$(200,820,418)	$10,781,725	$938,693
							$14,805,492	$5,046,702

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as short security collateral at December 31, 2016.
[7]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
ICE — Intercontinental Exchange CDX.NA.HY.27 — Credit Default Swap North American High Yield Series 27 Index

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swaps	$—	$—	$—	$5,046,702	$—	$5,046,702
Equity Index Swap Agreements	—	—	—	1,714,989	—	1,714,989
Federal Agency Discount Notes	—	—	122,994,996	—	—	122,994,996
Federal Agency Notes	—	—	8,012,618	—	—	8,012,618
Interest Rate Futures Contracts	—	884,224	—	—	—	884,224
Mutual Funds	29,189,195	—	—	—	—	29,189,195
Repurchase Agreements	—	—	22,565,723	—	—	22,565,723
U.S. Treasury Bills	—	—	229,870,769	—	—	229,870,769
Total	$29,189,195	$884,224	$383,444,106	$6,761,691	$—	$420,279,216

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 51.4%
Alphabet, Inc. — Class A*	2,310	$1,830,560
Amazon.com, Inc.*	2,001	1,500,489
Facebook, Inc. — Class A*	12,526	1,441,117
Priceline Group, Inc.*	462	677,320
Netflix, Inc.*	4,789	592,879
Yahoo!, Inc.*	12,347	477,458
eBay, Inc.*	15,576	462,451
Alibaba Group Holding Ltd. ADR*	5,030	441,684
Baidu, Inc. ADR*	2,607	428,617
Expedia, Inc.	2,917	330,438
Ctrip.com International Ltd. ADR*	7,873	314,920
JD.com, Inc. ADR*	12,322	313,472
Symantec Corp.	12,718	303,833
Palo Alto Networks, Inc.*	2,178	272,359
Twitter, Inc.*	15,604	254,345
F5 Networks, Inc.*	1,718	248,629
MercadoLibre, Inc.	1,460	227,964
VeriSign, Inc.*	2,966	225,624
Zillow Group, Inc. — Class C*	5,775	210,614
Zillow Group, Inc. — Class A*	5,713	208,239
TripAdvisor, Inc.*	4,431	205,465
Shopify, Inc. — Class A*,1	4,750	203,633
Vipshop Holdings Ltd. ADR*	18,465	203,300
SINA Corp.*	3,233	196,534
Weibo Corp. ADR*,1	4,822	195,773
GoDaddy, Inc. — Class A*	5,560	194,322
YY, Inc. ADR*	4,851	191,226
IAC/InterActiveCorp*	2,787	180,570
58.com, Inc. ADR*,1	6,283	175,924
Match Group, Inc.*,1	9,700	165,870
GrubHub, Inc.*	3,915	147,282
Yelp, Inc. — Class A*	3,828	145,962
Pandora Media, Inc.*,1	10,870	141,745
Wayfair, Inc. — Class A*,1	3,863	135,398
Liberty Expedia Holdings, Inc. — Class A*	3,019	119,764
Stamps.com, Inc.*,1	982	112,586
Cogent Communications Holdings, Inc.	2,642	109,247
WebMD Health Corp. — Class A*	2,179	108,013
comScore, Inc.*	3,397	107,277
Shutterfly, Inc.*	2,094	105,077
Shutterstock, Inc.*	2,168	103,023
NIC, Inc.	4,180	99,902
Etsy, Inc.*	8,141	95,901
Total Internet		14,206,806
Telecommunications - 13.2%
Cisco Systems, Inc.	32,302	976,166
Motorola Solutions, Inc.	3,625	300,476
Juniper Networks, Inc.	9,361	264,542
CommScope Holding Company, Inc.*	5,911	219,889
Arista Networks, Inc.*	2,202	213,088
ARRIS International plc*	6,464	194,760
Ubiquiti Networks, Inc.*	3,077	177,851
Ciena Corp.*	6,297	153,710
ViaSat, Inc.*	2,300	152,306
Finisar Corp.*	4,999	151,320
InterDigital, Inc.	1,607	146,799
LogMeIn, Inc.	1,266	122,232
NETGEAR, Inc.*	1,985	107,885
Viavi Solutions, Inc.*	13,137	107,461
Oclaro, Inc.*	11,960	107,042
Infinera Corp.*	10,664	90,537
ADTRAN, Inc.	3,788	84,662
Gogo, Inc.*,1	8,123	74,894
Total Telecommunications		3,645,620
Software - 11.8%
salesforce.com, Inc.*	8,050	551,102
Intuit, Inc.	3,768	431,850
Citrix Systems, Inc.*	3,361	300,171
NetEase, Inc. ADR	1,355	291,786
Akamai Technologies, Inc.*	4,061	270,788
Red Hat, Inc.*	3,800	264,860
Veeva Systems, Inc. — Class A*	4,729	192,470
Momo, Inc. ADR*	10,170	186,925
j2 Global, Inc.	2,013	164,663
Twilio, Inc. — Class A*	4,500	129,825
Cornerstone OnDemand, Inc.*	2,880	121,853
Allscripts Healthcare Solutions, Inc.*	10,789	110,156
New Relic, Inc.*,1	3,330	94,073
2U, Inc.*	3,120	94,068
SPS Commerce, Inc.*	1,250	87,363
Total Software		3,291,953
Diversified Financial Services - 5.4%
Charles Schwab Corp.	15,137	597,457
TD Ameritrade Holding Corp.	9,010	392,836
E*TRADE Financial Corp.*	7,218	250,104
BGC Partners, Inc. — Class A	13,384	136,918
LendingClub Corp.*	22,454	117,884
Total Diversified Financial Services		1,495,199
Semiconductors - 4.5%
QUALCOMM, Inc.	11,862	773,402
Broadcom Ltd.	2,632	465,259
Total Semiconductors		1,238,661
Commercial Services - 4.4%
PayPal Holdings, Inc.*	14,210	560,868
Cimpress N.V.*	2,160	197,878
CoStar Group, Inc.*	1,045	196,972
Live Nation Entertainment, Inc.*	7,198	191,467
NutriSystem, Inc.	2,385	82,640
Total Commercial Services		1,229,825
Computers - 3.2%
Check Point Software Technologies Ltd.*	2,985	252,113
Brocade Communications Systems, Inc.	14,631	182,741
BlackBerry Ltd.*	25,480	175,557
NetScout Systems, Inc.*	4,308	135,702
Lumentum Holdings, Inc.*	3,257	125,883
Total Computers		871,996
Media - 2.5%
Time Warner, Inc.	7,319	706,503

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITs - 1.4%
Equinix, Inc.	1,122	$401,014
Aerospace & Defense - 1.0%
Harris Corp.	2,804	287,326
Retail - 0.4%
HSN, Inc.	3,100	106,330
Leisure Time - 0.3%
Liberty TripAdvisor Holdings, Inc. — Class A*	5,595	84,205
Total Common Stocks
(Cost $22,988,124)		27,565,438

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$171,553	171,553
Total Repurchase Agreement
(Cost $171,553)		171,553

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
First American Government Obligations Fund - Class Z, 0.42%[4]	530,244	530,244
Total Securities Lending Collateral
(Cost $530,244)		530,244
Total Investments - 102.0%
(Cost $23,689,921)		$28,267,235
Other Assets & Liabilities, net - (2.0)%		(559,346)
Total Net Assets - 100.0%		$27,707,889
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$27,565,438	$—	$—	$27,565,438
Repurchase Agreement	—	171,553	—	171,553
Securities Lending Collateral	530,244	—	—	530,244
Total	$28,095,682	$171,553	$—	$28,267,235

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 29.9%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[2]	$673,402	$673,402
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	658,243	658,243
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	24,176	24,176
Total Repurchase Agreements
(Cost $1,355,821)		1,355,821
Total Investments - 29.9%
(Cost $1,355,821)		$1,355,821
Other Assets & Liabilities, net - 70.1%		3,179,597
Total Net Assets - 100.0%		$4,535,418

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2017 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $128,880)	3	$(610)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
BNP Paribas January 2017 Bank of New York Mellon Emerging Markets 50 ADR Index Swap (0.02%)[3], Terminating 01/03/17 (Notional Value $2,564,347)	1,246	$25,556
Goldman Sachs International January 2017 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 0.27%[3], Terminating 01/27/17 (Notional Value $6,394,905)	3,108	744
(Total Notional Value $8,959,252)		$26,300
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$26,300	—	$26,300
Repurchase Agreements	—	—	1,355,821	—	—	1,355,821
Total	$—	$—	$1,355,821	$26,300	$—	$1,382,121

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$610	$—	$—	$—	$610

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 16.8%
Guggenheim Strategy Fund I	483,680	$12,092,008
Guggenheim Strategy Fund II	424,204	10,583,902
Total Mutual Funds
(Cost $22,537,267)		22,675,910

	Face Amount
FEDERAL AGENCY NOTES†† - 56.5%
Freddie Mac[2]
0.75% due 10/26/18[3]	$17,000,000	16,919,182
0.63% due 11/16/18[3]	15,000,000	14,988,720
0.63% due 05/15/18[3]	5,000,000	4,997,865
Total Freddie Mac		36,905,767
Federal Farm Credit Bank[4]
0.90% due 08/10/18[3]	15,000,000	15,003,615
0.82% due 09/18/17[3]	1,875,000	1,876,759
0.97% due 06/12/18[3]	1,300,000	1,302,152
1.00% due 07/18/18[3]	1,000,000	1,002,205
0.93% due 06/13/17[3]	200,000	200,327
0.75% due 04/10/17[3]	100,000	100,020
0.79% due 05/11/18[3]	1,000,000	999,442
0.64% due 01/30/17[3]	970,000	970,049
Total Federal Farm Credit Bank		21,454,569
Federal Home Loan Bank[3]
0.81% due 12/20/17[3]	10,000,000	9,998,839
0.50% due 01/12/18[3]	8,000,000	7,997,632
Total Federal Home Loan Bank		17,996,471
Total Federal Agency Notes
(Cost $76,421,468)		76,356,807

FEDERAL AGENCY BONDS†† - 8.2%
Farmer Mac[4]
5.13% due 04/19/17[3]	8,000,000	8,109,232
1.32% due 03/22/17[3]	2,000,000	2,003,646
0.98% due 01/25/18[3]	1,000,000	1,000,002
Total Farmer Mac		3,003,648
Total Federal Agency Bonds
(Cost $11,110,018)		11,112,880

FEDERAL AGENCY DISCOUNT NOTES†† - 4.4%
Federal Home Loan Bank[4]
0.39% due 01/03/17	6,000,000	5,999,870
Total Federal Agency Discount Notes
(Cost $5,999,870)		5,999,870

U.S. TREASURY BILLS† - 0.4%
U.S. Treasury Bill
0.46% due 01/12/17††,[5,6]	500,000	$499,932
Total U.S. Treasury Bills
(Cost $499,927)		499,932

REPURCHASE AGREEMENTS†† - 110.6%
Individual Repurchase Agreements
Barclays Capital issued 12/30/16 at (0.40)% due 01/03/17 (secured by U.S Treasury bind, at a rate of 2.875% and maturing 11/15/2046 as collateral, with a value of $85,427,051) to be repurchased at $85,428,000.	85,428,000	85,428,000
Mizuho Financial Group, Inc. issued 12/30/16 at (0.15)% due 01/03/17 (secured by U.S Treasury Bond, at a rate of 2.88% and maturing 11/15/2046 as collateral, with a value of $40,161,766) to be repurchased at $40,161,933.	40,161,933	40,161,933
Joint Repurchase Agreements[7]
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	14,105,973	14,105,973
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	9,113,504	9,113,504
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	518,085	518,085
Total Repurchase Agreements
(Cost $149,327,495)		149,327,495
Total Investments - 196.9%
(Cost $265,896,045)		$265,972,894

U.S. Government Securities Sold Short†† - (93.2)%
U.S. Treasury Bond
2.88% due 11/15/46	130,400,000	(125,937,875)
Total U.S. Government Securities Sold Short
(Proceeds $128,238,920)		(125,937,875)
Other Assets & Liabilities, net - (3.7)%		(4,990,049)
Total Net Assets - 100.0%		$135,044,970

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $11,063,719)	69	$84,216

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[6]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[7]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Bonds	$—	$—	$11,112,880	$—	$11,112,880
Federal Agency Discount Notes	—	—	5,999,870	—	5,999,870
Federal Agency Notes	—	—	76,356,807	—	76,356,807
Interest Rate Futures Contracts	—	84,216	—	—	84,216
Mutual Funds	22,675,910	—	—	—	22,675,910
Repurchase Agreements	—	—	149,327,495	—	149,327,495
U.S. Treasury Bills	—	—	499,932	—	499,932
Total	$22,675,910	$84,216	$243,296,984	$—	$266,057,110

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
U.S. Government Securities	—	—	125,937,875	—	125,937,875
Total	$—	$—	$125,937,875	$—	$125,937,875

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 79.7%
Guggenheim Strategy Fund I	64,992	$1,624,807
Guggenheim Strategy Fund II	65,013	1,622,073
Total Mutual Funds
(Cost $3,230,578)		3,246,880

	Face Amount
REPURCHASE AGREEMENTS††,1 - 14.7%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$357,102	357,102
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	230,715	230,715
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	13,116	13,116
Total Repurchase Agreements
(Cost $600,933)		600,933
Total Investments - 94.4%
(Cost $3,831,511)		$3,847,813
Other Assets & Liabilities, net - 5.6%		226,338
Total Net Assets - 100.0%		$4,074,151

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $3,647,828)	31	$13,609

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premium Recieved	Unrealized Deppreciation
CDX.NA.HY.27 Index	Goldman Sachs International	ICE	5.00%	12/20/21	$2,700,000	$2,867,346	$(156,432)	$(10,914)
CDX.NA.HY.27 Index	Barclays Bank plc	ICE	5.00%	12/20/21	$1,200,000	$1,274,376	$(72,565)	$(1,811)
							$(228,997)	$(12,725)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4. ICE — Intercontinental Exchange CDX.NA.HY.27 — Credit Default Swap North American High Yield Series 27 Index

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Interest Rate Futures Contracts	—	13,609	—	—	—	13,609
Mutual Funds	3,246,880	—	—	—	—	3,246,880
Repurchase Agreements	—	—	600,933	—	—	600,933
Total	$3,246,880	$13,609	$600,933	$—	$—	$3,861,422

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swaps	$—	$—	$—	$12,725	$—	$12,725

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 23.5%
Guggenheim Strategy Fund I1	5,440	$136,000
Guggenheim Strategy Fund II1	5,446	135,868
Total Mutual Funds
(Cost $270,358)		271,868

	Face Amount
REPURCHASE AGREEMENTS††,[2] - 42.4%
HSBC Group issued 12/30/16 at 0.28% due 01/03/17[3]	$299,653	299,653
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	185,330	185,330
UMB Financial Corp issued 12/30/16 at 0.24% due 01/03/17	6,807	6,807
Total Repurchase Agreements
(Cost $491,790)		491,790
Total Investments - 65.9%
(Cost $762,148)		$763,658
Other Assets & Liabilities, net - 34.1%		396,024
Total Net Assets - 100.0%		$1,159,682

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2017 S&P MidCap 400 Index Swap 0.82%[4], Terminating 01/31/17 (Notional Value $194,453)	117	$2,229
Goldman Sachs International January 2017 S&P MidCap 400 Index Swap 0.77%[4], Terminating 01/27/17 (Notional Value $737,520)	444	1,060
BNP Paribas January 2017 S&P MidCap 400 Index Swap 0.23%[4], Terminating 01/03/17 (Notional Value $229,235)	138	(4,363)
(Total Notional Value $1,161,208)		$(1,074)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuers — See Note 6.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$3,289	$—	$3,289
Mutual Funds	271,868	—	—	—	271,868
Repurchase Agreement	—	491,790	—	—	491,790
Total	$271,868	$491,790	$3,289	$—	$766,947

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$4,363	$—	$4,363

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 51.7%
Guggenheim Strategy Fund II1	104,998	$2,619,694
Guggenheim Strategy Fund I1	104,616	2,615,407
Total Mutual Funds
(Cost $5,211,634)		5,235,101

	Face Amount
FEDERAL AGENCY NOTES†† - 24.7%
Federal Farm Credit Bank[2]
0.90% due 08/10/18[3]	$2,500,000	2,500,598
Total Federal Agency Notes
(Cost $2,498,784)		2,500,598

REPURCHASE AGREEMENTS††,4 - 19.9%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[5]	1,612,713	1,612,713
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	384,483	384,483
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	14,121	14,121
Total Repurchase Agreements
(Cost $2,011,317)		2,011,317
Total Investments - 96.3%
(Cost $9,721,735)		$9,747,016
Other Assets & Liabilities, net - 3.7%		372,531
Total Net Assets - 100.0%		$10,119,547

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $194,600)	2	$1,135

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2017 NASDAQ-100 Index Swap 1.02%[6], Terminating 01/27/17 (Notional Value $6,016,012)	1,237	$125,713
BNP Paribas January 2017 NASDAQ-100 Index Swap 0.38%[6], Terminating 01/03/17 (Notional Value $3,149,176)	648	36,504
Barclays Bank plc January 2017 NASDAQ-100 Index Swap 0.87%[6], Terminating 01/31/17 (Notional Value $791,621)	163	16,555
(Total Notional Value $9,956,809)		$178,772

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuers — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[6]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$1,135	$—	$—	$—	$1,135
Equity Index Swap Agreements	—	—	—	178,772	—	178,772
Federal Agency Notes	—	—	2,500,598	—	—	2,500,598
Mutual Funds	5,235,101	—	—	—	—	5,235,101
Repurchase Agreements	—	—	2,011,317	—	—	2,011,317
Total	$5,235,101	$1,135	$4,511,915	$178,772	$—	$9,926,923

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 23.4%
Guggenheim Strategy Fund I1	24,377	$609,434
Guggenheim Strategy Fund II1	24,220	604,281
Total Mutual Funds
(Cost $1,204,971)		1,213,715

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 19.2%
Federal Farm Credit Bank[2]
0.92% due 09/12/18[3]	$1,000,000	1,001,286
Total Federal Agency Discount Notes
(Cost $999,829)		1,001,286

REPURCHASE AGREEMENTS††,[4] - 62.1%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[5]	1,633,865	1,633,865
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	1,542,336	1,542,336
UMB Financial Corporation issued 12/30/16 at 0.24% due 01/03/17	56,647	56,647
Total Repurchase Agreements
(Cost $3,232,848)		3,232,848
Total Investments - 104.7%
(Cost $5,437,648)		$5,447,849
Other Assets & Liabilities, net - (4.7)%		(244,973)
Total Net Assets - 100.0%		$5,202,876

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $67,870)	1	$1,446

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2017 Russell 2000 Index Swap (0.27%)[6], Terminating 01/27/17 (Notional Value $4,913,646)	3,621	$46,720
Barclays Bank plc January 2017 Russell 2000 Index Swap 0.27%[6], Terminating 01/31/17 (Notional Value $109,999)	81	1,599
BNP Paribas January 2017 Russell 2000 Index Swap (0.27%)[6], Terminating 01/03/17 (Notional Value $103,807)	76	(3,582)
(Total Notional Value $5,127,452)		$44,737

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuers — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[6]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$1,446	$—	$—	$—	$1,446
Equity Index Swap Agreements	—	—	—	48,319	—	48,319
Federal Agency Discount Notes	—	—	1,001,286	—	—	1,001,286
Mutual Funds	1,213,715	—	—	—	—	1,213,715
Repurchase Agreement	—	—	3,232,848	—	—	3,232,848
Total	$1,213,715	$1,446	$4,234,134	$48,319	$—	$5,497,614

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	—	—	—	3,582	—	3,582

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 17.8%
Guggenheim Strategy Fund II1	310,783	$7,754,038
Guggenheim Strategy Fund I1	252,188	6,304,703
Total Mutual Funds
(Cost $13,966,032)		14,058,741

	Face Amount
FEDERAL AGENCY NOTES†† - 67.4%
Freddie Mac[2]
0.80% due 10/27/17	$7,500,000	7,491,435
0.63% due 05/15/18[4]	5,000,000	4,998,420
0.75% due 10/28/19[4]	5,000,000	4,980,675
0.75% due 10/26/18[4]	5,000,000	4,977,925
Total Freddie Mac		22,448,455
Federal Home Loan Bank[3]
0.81% due 12/20/17[4]	15,000,000	14,998,275
0.50% due 01/12/18[4]	7,000,000	6,998,327
Total Federal Home Loan Bank		21,996,602
Farmer Mac[3]
5.13% due 04/19/17	8,000,000	8,106,256
Federal Farm Credit Bank[3]
0.68% due 12/08/17[4]	600,000	600,574
Total Federal Agency Notes
(Cost $53,202,742)		53,151,887

U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bill
0.30% due 01/05/17[5,6]	500,000	$499,990
Total U.S. Treasury Bills
(Cost $499,983)		499,990

REPURCHASE AGREEMENTS††,7 - 8.8%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[8]	5,665,493	5,665,492
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	1,245,496	1,245,496
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	45,745	45,745
Total Repurchase Agreements
(Cost $6,956,733)		6,956,733
Total Investments - 94.6%
(Cost $74,625,490)		$74,667,351
Other Assets & Liabilities, net - 5.4%		4,302,284
Total Net Assets - 100.0%		$78,969,635

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $111,800)	1	$921

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2017 S&P 500 Index Swap 0.92%[9], Terminating 01/31/17 (Notional Value $40,001,131)	17,867	$530,647
Goldman Sachs International January 2017 S&P 500 Index Swap 0.38%[9], Terminating 01/27/17 (Notional Value $29,881,323)	13,347	394,828
BNP Paribas January 2017 S&P 500 Index Swap 0.38%[9], Terminating 01/03/17 (Notional Value $8,953,785)	3,999	(6,952)
(Total Notional Value $78,836,239)		$918,523

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuers — See Note 6.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[5]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

[9]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$921	$—	$—	$—	$921
Equity Index Swap Agreements	—	—	—	925,475	—	925,475
Federal Agency Notes	—	—	53,151,887	—	—	53,151,887
Mutual Funds	14,058,741	—	—	—	—	14,058,741
Repurchase Agreements	—	—	6,956,733	—	—	6,956,733
U.S. Treasury Bills	—	—	499,990	—	—	499,990
Total	$14,058,741	$921	$60,608,610	$925,475	$—	$75,593,747

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	—	—	—	6,952	—	6,952

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 68.6%
Guggenheim Strategy Fund II1	19,997	$498,915
Guggenheim Strategy Fund I1	19,929	498,225
Total Mutual Funds
(Cost $995,545)		997,140

	Face Amount
REPURCHASE AGREEMENTS††,2 - 25.3%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$218,607	218,607
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	141,236	141,236
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	8,029	8,029
Total Repurchase Agreements
(Cost $367,872)		367,872
Total Investments - 93.9%
(Cost $1,363,417)		$1,365,012
Other Assets & Liabilities, net - 6.1%		89,178
Total Net Assets - 100.0%		$1,454,190

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 Nikkei-225 (CME) Index Futures Contracts (Aggregate Value of Contracts $2,865,000)	30	$102,645

CURRENCY FUTURES CONTRACTS PURCHASED†
March 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,896,425)	27	$4,320

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$4,320	$—	$—	$—	$4,320
Equity Futures Contracts	—	102,645	—	—	—	102,645
Mutual Funds	997,140	—	—	—	—	997,140
Repurchase Agreements	—	—	367,872	—	—	367,872
Total	$997,140	$106,965	$367,872	$—	$—	$1,471,977

* Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Media - 28.5%
Walt Disney Co.	15,947	$1,661,996
Comcast Corp. — Class A	23,745	1,639,593
Charter Communications, Inc. — Class A*	4,206	1,210,992
Time Warner, Inc.	11,612	1,120,906
Twenty-First Century Fox, Inc. — Class A	34,249	960,342
CBS Corp. — Class B	10,615	675,327
DISH Network Corp. — Class A*	11,536	668,280
Discovery Communications, Inc. — Class A*	18,831	516,157
Viacom, Inc. — Class B	14,632	513,583
Liberty Global plc*	16,049	476,655
Liberty Broadband Corp. — Class C*	6,330	468,863
Scripps Networks Interactive, Inc. — Class A	5,534	394,962
Grupo Televisa SAB ADR	18,730	391,270
News Corp. — Class A	28,515	326,782
TEGNA, Inc.	13,019	278,476
AMC Networks, Inc. — Class A*	4,860	254,372
Sinclair Broadcast Group, Inc. — Class A1	7,100	236,785
Meredith Corp.	3,560	210,574
Media General, Inc.*	10,750	202,423
Nexstar Broadcasting Group, Inc. — Class A1	2,890	182,937
Time, Inc.	9,735	173,770
Tribune Media Co. — Class A	3,900	136,422
Total Media		12,701,467
Retail - 19.7%
McDonald's Corp.	10,499	1,277,937
Starbucks Corp.	20,184	1,120,615
Yum! Brands, Inc.	9,711	614,998
Chipotle Mexican Grill, Inc. — Class A*	1,128	425,617
Yum China Holdings, Inc.*	15,541	405,931
Darden Restaurants, Inc.	5,223	379,817
Domino's Pizza, Inc.	2,234	355,742
Restaurant Brands International, Inc.	7,251	345,583
Dunkin' Brands Group, Inc.	5,364	281,288
Panera Bread Co. — Class A*	1,358	278,512
Cracker Barrel Old Country Store, Inc.[1]	1,510	252,140
Jack in the Box, Inc.	2,190	244,492
Wendy's Co.	17,464	236,113
Texas Roadhouse, Inc. — Class A	4,844	233,675
Papa John's International, Inc.	2,634	225,418
Cheesecake Factory, Inc.	3,530	211,376
Buffalo Wild Wings, Inc.*	1,337	206,433
Dave & Buster's Entertainment, Inc.*	3,518	198,063
Brinker International, Inc.[1]	3,994	197,823
Bloomin' Brands, Inc.	9,952	179,435
DineEquity, Inc.	1,930	148,610
Popeyes Louisiana Kitchen, Inc.*	2,380	143,942
Sonic Corp.	5,399	143,127
Shake Shack, Inc. — Class A*,1	3,880	138,865
Bob Evans Farms, Inc.	2,540	135,153
BJ's Restaurants, Inc.*	3,180	124,974
Fiesta Restaurant Group, Inc.*	3,950	117,908
Wingstop, Inc.	3,930	116,289
Total Retail		8,739,876
Lodging - 11.2%
Las Vegas Sands Corp.	14,887	795,114
Marriott International, Inc. — Class A	8,707	719,895
Hilton Worldwide Holdings, Inc.	24,570	668,304
MGM Resorts International*	17,770	512,309
Melco Crown Entertainment Ltd. ADR	24,953	396,753
Wynn Resorts Ltd.	4,261	368,619
Wyndham Worldwide Corp.	4,821	368,180
Hyatt Hotels Corp. — Class A*	6,070	335,428
Choice Hotels International, Inc.	4,060	227,563
ILG, Inc.	11,084	201,396
Boyd Gaming Corp.*	9,475	191,111
La Quinta Holdings, Inc.*	11,858	168,502
Total Lodging		4,953,174
Agriculture - 10.6%
Philip Morris International, Inc.	16,482	1,507,938
Altria Group, Inc.	21,792	1,473,575
Reynolds American, Inc.	20,406	1,143,552
British American Tobacco plc ADR[1]	3,300	371,811
Vector Group Ltd.[1]	9,663	219,737
Total Agriculture		4,716,613
Entertainment - 8.6%
Gaming and Leisure Properties, Inc.	10,662	326,470
Vail Resorts, Inc.	1,910	308,102
Six Flags Entertainment Corp.	5,090	305,196
International Game Technology plc	11,900	303,688
Cinemark Holdings, Inc.	7,026	269,517
Madison Square Garden Co. — Class A*	1,533	262,925
Lions Gate Entertainment Corp. — Class A1	9,589	257,931
Regal Entertainment Group — Class A	11,260	231,956
Lions Gate Entertainment Corp. — Class B*	9,411	230,940
Red Rock Resorts, Inc. — Class A	9,030	209,406
Churchill Downs, Inc.	1,350	203,108
Marriott Vacations Worldwide Corp.	2,241	190,149
SeaWorld Entertainment, Inc.[1]	8,530	161,473
International Speedway Corp. — Class A	4,310	158,608
Scientific Games Corp. — Class A*,1	10,170	142,380
Penn National Gaming, Inc.*	9,957	137,307

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Entertainment - 8.6% (continued)
Pinnacle Entertainment, Inc.*	7,966	$115,507
Total Entertainment		3,814,663
Leisure Time - 6.8%
Carnival Corp.	15,111	786,679
Royal Caribbean Cruises Ltd.	6,432	527,681
Harley-Davidson, Inc.	7,037	410,539
Norwegian Cruise Line Holdings Ltd.*	9,190	390,851
Polaris Industries, Inc.[1]	3,550	292,484
Brunswick Corp.	5,335	290,971
Vista Outdoor, Inc.*	5,118	188,854
Planet Fitness, Inc. — Class A1	8,880	178,488
Total Leisure Time		3,066,547
Beverages - 6.4%
Constellation Brands, Inc. — Class A	4,536	695,414
Molson Coors Brewing Co. — Class B	5,915	575,588
Brown-Forman Corp. — Class B	11,998	538,950
Anheuser-Busch InBev S.A. ADR	4,683	493,776
Diageo plc ADR	3,370	350,278
Boston Beer Company, Inc. — Class A*	1,110	188,534
Total Beverages		2,842,540
Software - 3.5%
Activision Blizzard, Inc.	18,771	677,821
Electronic Arts, Inc.*	7,790	613,540
Take-Two Interactive Software, Inc.*	5,292	260,843
Total Software		1,552,204
Toys, Games & Hobbies - 1.7%
Hasbro, Inc.	4,992	388,328
Mattel, Inc.	13,829	380,989
Total Toys, Games & Hobbies		769,317
Commercial Services - 1.5%
Aramark	10,536	376,346
Live Nation Entertainment, Inc.*	11,414	303,612
Total Commercial Services		679,958
Electronics - 0.8%
IMAX Corp.*	10,708	336,231
Miscellaneous Manufacturing - 0.3%
American Outdoor Brands Corp.*,1	6,520	137,442
Total Common Stocks
(Cost $39,178,356)		44,310,032

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$153,620	153,620
Total Repurchase Agreement
(Cost $153,620)		153,620

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.6%
First American Government Obligations Fund - Class Z, 0.42%[4]	2,046,608	2,046,608
Total Securities Lending Collateral
(Cost $2,046,608)		2,046,608
Total Investments - 104.5%
(Cost $41,378,584)		$46,510,260
Other Assets & Liabilities, net - (4.5)%		(1,989,019)
Total Net Assets - 100.0%		$44,521,241

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$44,310,032	$—	$—	$44,310,032
Repurchase Agreement	—	153,620	—	153,620
Securities Lending Collateral	2,046,608	—	—	2,046,608
Total	$46,356,640	$153,620	$—	$46,510,260

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 85.3%
Financial – 20.9%
White Mountains Insurance Group Ltd.[1]	257	$214,864
Cullen/Frost Bankers, Inc.[1]	2,255	198,959
Old Republic International Corp.[1]	10,422	198,017
TCF Financial Corp.[1]	10,105	197,957
East West Bancorp, Inc.[1]	3,840	195,187
Reinsurance Group of America, Inc. — Class A1	1,551	195,163
Everest Re Group Ltd.[1]	901	194,977
AmTrust Financial Services, Inc.[1]	7,096	194,288
Aspen Insurance Holdings Ltd.[1]	3,522	193,710
Associated Banc-Corp.[1]	7,841	193,673
Assurant, Inc.[1]	2,082	193,335
Synovus Financial Corp.[1]	4,706	193,323
Popular, Inc.[1]	4,380	191,932
PacWest Bancorp[1]	3,523	191,792
BB&T Corp.[1]	4,070	191,371
Host Hotels & Resorts, Inc.[1]	10,125	190,755
Mercury General Corp.[1]	3,165	190,565
Regions Financial Corp.[1]	13,190	189,408
Commerce Bancshares, Inc.[1]	3,270	189,056
Assured Guaranty Ltd.[1]	4,990	188,472
CIT Group, Inc.	4,415	188,432
BOK Financial Corp.[1]	2,268	188,335
Starwood Property Trust, Inc.[1]	8,543	187,518
MFA Financial, Inc.[1]	24,458	186,615
Two Harbors Investment Corp.[1]	21,362	186,277
ProAssurance Corp.[1]	3,293	185,067
Chimera Investment Corp.[1]	10,858	184,803
Artisan Partners Asset Management, Inc. — Class A1	6,209	184,718
Voya Financial, Inc.[1]	4,683	183,667
First Horizon National Corp.[1]	9,176	183,612
Interactive Brokers Group, Inc. — Class A1	4,986	182,039
American National Insurance Co.[1]	1,449	180,560
AGNC Investment Corp.[1]	9,800	177,674
Air Lease Corp. — Class A1	5,150	176,800
Lazard Ltd. — Class A1	4,266	175,290
Axis Capital Holdings Ltd.[1]	2,546	166,177
CNA Financial Corp.[1]	3,914	162,431
Federated Investors, Inc. — Class B1	5,448	154,069
Equity Residential[1]	2,068	133,096
Bank of Hawaii Corp.[1]	1,330	117,958
Prudential Financial, Inc.[1]	986	102,603
First American Financial Corp.[1]	2,644	96,850
Mastercard, Inc. — Class A1	800	82,600
Citigroup, Inc.[1]	1,259	74,822
Genworth Financial, Inc. — Class A*	9,144	34,839
Validus Holdings Ltd.[1]	244	13,422
Total Financial		7,777,078
Industrial - 15.5%
United Technologies Corp.[1]	1,748	191,616
HEICO Corp. — Class A1	2,806	190,528
Cummins, Inc.[1]	1,393	190,381
Snap-on, Inc.[1]	1,107	189,595
Huntington Ingalls Industries, Inc.	1,029	189,532
Stanley Black & Decker, Inc.[1]	1,650	189,239
Martin Marietta Materials, Inc.[1]	854	189,186
Timken Co.[1]	4,761	189,012
Raytheon Co.[1]	1,330	188,860
Sonoco Products Co.[1]	3,563	187,771
Eagle Materials, Inc.[1]	1,878	185,039
AGCO Corp.[1]	3,168	183,300
Spirit AeroSystems Holdings, Inc. — Class A1	3,140	183,219
Vulcan Materials Co.[1]	1,463	183,094
USG Corp.*,1	6,318	182,464
Owens Corning[1]	3,525	181,749
Northrop Grumman Corp.[1]	771	179,319
Wabtec Corp.[1]	2,140	177,663
Crane Co.[1]	2,462	177,560
ITT, Inc.[1]	4,593	177,152
Valmont Industries, Inc.[1]	1,253	176,548
Oshkosh Corp.[1]	2,732	176,515
Trinity Industries, Inc.[1]	6,295	174,749
Parker-Hannifin Corp.[1]	1,230	172,200
Arconic, Inc.[1]	9,287	172,181
Terex Corp.[1]	5,116	161,307
BWX Technologies, Inc.[1]	3,950	156,815
Orbital ATK, Inc.[1]	1,684	147,737
Lincoln Electric Holdings, Inc.[1]	1,846	141,533
SunPower Corp. — Class A*,1,2	20,782	137,369
L-3 Communications Holdings, Inc.[1]	766	116,516
Ingersoll-Rand plc[1]	1,501	112,635
Expeditors International of Washington, Inc.[1]	1,703	90,191
Stericycle, Inc.*,1	818	63,019
General Dynamics Corp.[1]	228	39,366
Donaldson Company, Inc.[1]	346	14,560
Total Industrial		5,759,520
Consumer, Cyclical - 14.1%
Choice Hotels International, Inc.[1]	3,559	199,482
McDonald's Corp.[1]	1,636	199,134
Alaska Air Group, Inc.[1]	2,231	197,956
JetBlue Airways Corp.*,1	8,828	197,923
World Fuel Services Corp.[1]	4,263	195,714
GameStop Corp. — Class A	7,635	192,860
MSC Industrial Direct Company, Inc. — Class A1	2,077	191,894
Royal Caribbean Cruises Ltd.[1]	2,337	191,728
Spirit Airlines, Inc.*,1	3,295	190,648
Copa Holdings S.A. — Class A1	2,067	187,746
Carnival Corp.[1]	3,601	187,468
General Motors Co.[1]	5,355	186,568
Delta Air Lines, Inc.[1]	3,756	184,758
Hyatt Hotels Corp. — Class A*,1	3,338	184,458
WW Grainger, Inc.[1]	794	184,407
Fastenal Co.[1]	3,918	184,068
Extended Stay America, Inc.[1]	11,367	183,577

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 85.3% (continued)
Consumer, Cyclical - 14.1% (continued)
Watsco, Inc.[1]	1,217	$180,262
Darden Restaurants, Inc.[1]	2,432	176,855
Brinker International, Inc.[1]	3,560	176,327
Bed Bath & Beyond, Inc.[1]	4,082	165,892
Six Flags Entertainment Corp.[1]	2,709	162,432
Las Vegas Sands Corp.[1]	3,026	161,619
PACCAR, Inc.[1]	2,301	147,034
Yum! Brands, Inc.[1]	2,281	144,456
HD Supply Holdings, Inc.*,1	2,851	121,196
Chipotle Mexican Grill, Inc. — Class A*,1	292	110,177
The Gap, Inc.[1]	4,731	106,164
Southwest Airlines Co.[1]	1,950	97,188
Penske Automotive Group, Inc.[1]	1,765	91,498
Best Buy Co., Inc.[1]	1,507	64,304
United Continental Holdings, Inc.*,1	418	30,464
Nu Skin Enterprises, Inc. — Class A	368	17,583
WESCO International, Inc.*,1	239	15,905
Wynn Resorts Ltd.[1]	140	12,111
Yum China Holdings, Inc.*,1	397	10,370
Marriott International, Inc. — Class A1	104	8,599
Total Consumer, Cyclical		5,240,825
Energy - 9.0%
Exxon Mobil Corp.[1]	2,234	201,640
HollyFrontier Corp.[1]	6,075	199,016
Phillips 66[1]	2,299	198,657
Marathon Petroleum Corp.[1]	3,945	198,631
Chevron Corp.[1]	1,687	198,560
Valero Energy Corp.[1]	2,904	198,401
Targa Resources Corp.[1]	3,468	194,451
ONEOK, Inc.[1]	3,346	192,094
Frank's International N.V.[1,2]	15,015	184,835
First Solar, Inc.*,1,2	5,281	169,467
Kinder Morgan, Inc.[1]	8,003	165,742
Noble Corporation plc[1]	27,502	162,813
Pioneer Natural Resources Co.[1]	836	150,538
Occidental Petroleum Corp.[1]	2,096	149,298
Rice Energy, Inc.*,1	6,982	149,066
PBF Energy, Inc. — Class A1	4,917	137,086
Marathon Oil Corp.[1]	6,290	108,880
Murphy Oil Corp.[1]	2,912	90,651
Kosmos Energy Ltd.*,1	11,910	83,489
Dril-Quip, Inc.*,1	1,382	82,989
Rowan Companies plc — Class A*,1	3,951	74,634
Murphy USA, Inc.*,1	734	45,119
Hess Corp.[1]	458	28,529
Total Energy		3,364,586
Technology – 9.0%
Cypress Semiconductor Corp.[1]	17,934	205,164
Apple, Inc.[1]	1,736	201,063
Applied Materials, Inc.[1]	5,977	192,877
NCR Corp.*,1	4,706	190,875
CommerceHub, Inc.*,1	12,617	189,633
DST Systems, Inc.[1]	1,756	188,156
Maxim Integrated Products, Inc.[1]	4,859	187,412
Marvell Technology Group Ltd.[1]	13,363	185,345
NetApp, Inc.[1]	5,222	184,180
CommerceHub, Inc.*,1	12,260	184,023
Skyworks Solutions, Inc.[1]	2,464	183,961
QUALCOMM, Inc.[1]	2,788	181,778
Hewlett Packard Enterprise Co.[1]	7,824	181,047
HP, Inc.[1]	12,021	178,392
Xilinx, Inc.[1]	2,454	148,148
NVIDIA Corp.[1]	1,371	146,341
Broadcom Ltd.[1]	638	112,779
Intel Corp.[1]	2,691	97,603
Teradyne, Inc.[1]	3,184	80,874
ON Semiconductor Corp.*,1	4,581	58,454
Paychex, Inc.[1]	900	54,792
Total Technology		3,332,897
Consumer, Non-cyclical – 6.8%
ResMed, Inc.[1]	3,118	193,472
Cooper Companies, Inc.[1]	1,100	192,423
Archer-Daniels-Midland Co.[1]	4,197	191,593
Macquarie Infrastructure Corp.[1]	2,304	188,237
West Pharmaceutical Services, Inc.[1]	2,204	186,965
Quintiles IMS Holdings, Inc.*,1	2,438	185,410
IDEXX Laboratories, Inc.*,1	1,581	185,404
Pilgrim's Pride Corp.	9,393	178,373
Herc Holdings, Inc.*,1	4,433	178,029
Patheon N.V.*,1	6,091	174,872
ABIOMED, Inc.*,1	1,401	157,865
Align Technology, Inc.*,1	1,599	153,712
Baxter International, Inc.[1]	3,241	143,706
DENTSPLY SIRONA, Inc.[1]	2,116	122,157
VWR Corp.*,1	3,995	99,994
Total Consumer, Non-cyclical		2,532,212
Basic Materials - 6.2%
Newmont Mining Corp.[1]	5,689	193,824
LyondellBasell Industries N.V. — Class A1	2,237	191,890
Compass Minerals International, Inc.[1,2]	2,397	187,805
Huntsman Corp.[1]	9,422	179,772
Tahoe Resources, Inc.[1]	18,955	178,556
Reliance Steel & Aluminum Co.[1]	2,217	176,339
Southern Copper Corp.[2]	5,498	175,606
Nucor Corp.[1]	2,898	172,489
United States Steel Corp.[1,2]	5,210	171,982
Steel Dynamics, Inc.[1]	4,801	170,820
Royal Gold, Inc.[1]	2,694	170,665
Alcoa Corp.[1]	6,006	168,648
Freeport-McMoRan, Inc.*,1	11,837	156,130
Total Basic Materials		2,294,526
Communications – 3.1%
United States Cellular Corp.*,1	4,663	203,866
F5 Networks, Inc.*,1	1,373	198,701
T-Mobile US, Inc.*,1	3,396	195,303
Sprint Corp.*,1	22,995	193,618
Telephone & Data Systems, Inc.[1]	6,666	192,447
Motorola Solutions, Inc.[1]	1,893	156,911
Total Communications		1,140,846

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 85.3% (continued)
Utilities - 0.7%
NiSource, Inc.[1]	8,603	$190,470
SCANA Corp.[1]	748	54,813
Public Service Enterprise Group, Inc.[1]	300	13,164
Total Utilities		258,447
Total Common Stocks
(Cost $29,476,913)		31,700,937

MUTUAL FUNDS† - 5.7%
Guggenheim Strategy Fund I5	83,893	2,097,332
Guggenheim Strategy Fund II5	580	14,481
Total Mutual Funds
(Cost $2,109,006)		2,111,813

	Face Amount
REPURCHASE AGREEMENTS††,3 - 10.7%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$2,363,864	2,363,864
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	1,527,231	1,527,231
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	86,820	86,820
Total Repurchase Agreements
(Cost $3,977,915)		3,977,915

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.4%
First American Government Obligations Fund - Class Z, 0.42%[6]	523,365	523,365
Total Securities Lending Collateral
(Cost $523,365)		523,365
Total Investments - 103.1%
(Cost $36,087,199)		$38,314,030

COMMON STOCKS SOLD SHORT† - (31.3)%
Basic Materials - (0.9)%
Sherwin-Williams Co.	160	(42,998)
International Flavors & Fragrances, Inc.	760	(89,551)
Praxair, Inc.	801	(93,869)
NewMarket Corp.	228	(96,635)
Total Basic Materials		(323,053)
Utilities - (1.1)%
NextEra Energy, Inc.	245	(29,268)
AES Corp.	7,958	(92,472)
Calpine Corp.*	8,146	(93,109)
Eversource Energy	1,698	(93,780)
NRG Energy, Inc.	7,951	(97,478)
Total Utilities		(406,107)
Industrial - (1.5)%
Zebra Technologies Corp. — Class A*	216	(18,524)
SBA Communications Corp. — Class A*	342	(35,315)
AECOM*	1,751	(63,666)
3M Co.	489	(87,321)
Ball Corp.	1,211	(90,910)
Sealed Air Corp.	2,031	(92,086)
AMETEK, Inc.	1,914	(93,020)
Hubbell, Inc.	837	(97,678)
Total Industrial		(578,520)
Energy - (1.6)%
Ensco plc — Class A	2,854	(27,741)
Newfield Exploration Co.*	942	(38,151)
Halliburton Co.	1,323	(71,561)
Southwestern Energy Co.*	7,603	(82,264)
Diamond Offshore Drilling, Inc.*	4,931	(87,279)
Weatherford International plc*	17,890	(89,271)
National Oilwell Varco, Inc.	2,404	(90,006)
Schlumberger Ltd.	1,125	(94,444)
Total Energy		(580,717)
Technology - (2.6)%
Fortinet, Inc.*	602	(18,132)
Tableau Software, Inc. — Class A*	479	(20,190)
Splunk, Inc.*	589	(30,127)
Cerner Corp.*	1,706	(80,813)
Workday, Inc. — Class A*	1,287	(85,058)
ServiceNow, Inc.*	1,188	(88,316)
Veeva Systems, Inc. — Class A*	2,178	(88,645)
Allscripts Healthcare Solutions, Inc.*	8,906	(90,930)
salesforce.com, Inc.*	1,339	(91,668)
Autodesk, Inc.*	1,239	(91,698)
Oracle Corp.	2,397	(92,164)
SS&C Technologies Holdings, Inc.	3,267	(93,436)
athenahealth, Inc.*	1,007	(105,907)
Total Technology		(977,084)
Communications - (2.9)%
Groupon, Inc. — Class A*	1,437	(4,771)
DISH Network Corp. — Class A*	394	(22,824)
Alphabet, Inc. — Class A*	60	(47,547)
Thomson Reuters Corp.	1,131	(49,515)
CommScope Holding Company, Inc.*	1,740	(64,728)
Twitter, Inc.*	5,141	(83,798)
Priceline Group, Inc.*	58	(85,031)
FireEye, Inc.*	7,167	(85,287)
Expedia, Inc.	764	(86,546)
TripAdvisor, Inc.*	1,964	(91,072)
Amazon.com, Inc.*	123	(92,234)
CDW Corp.	1,771	(92,251)
Netflix, Inc.*	759	(93,964)
Comcast Corp. — Class A	1,374	(94,875)
Verizon Communications, Inc.	1,877	(100,194)
Total Communications		(1,094,637)
Financial - (4.3)%
Crown Castle International Corp.	245	(21,259)
OneMain Holdings, Inc.*	3,309	(73,261)
LendingClub Corp.*	15,704	(82,446)
Navient Corp.	5,552	(91,219)
Santander Consumer USA Holdings, Inc.*	6,774	(91,449)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.3)% (continued)
Financial - (4.3)% (continued)
Ally Financial, Inc.	4,823	$(91,733)
American Tower Corp. — Class A	872	(92,153)
Howard Hughes Corp.*	811	(92,535)
Bank of New York Mellon Corp.	1,971	(93,386)
Jones Lang LaSalle, Inc.	925	(93,462)
Simon Property Group, Inc.	527	(93,632)
CBRE Group, Inc. — Class A*	2,984	(93,966)
TFS Financial Corp.	5,003	(95,257)
Realogy Holdings Corp.	3,728	(95,922)
Synchrony Financial	2,656	(96,334)
American Express Co.	1,307	(96,823)
Discover Financial Services	1,384	(99,772)
Equinix, Inc.	287	(102,576)
Total Financial		(1,597,185)
Consumer, Cyclical - (6.0)%
DR Horton, Inc.	1,454	(39,738)
Foot Locker, Inc.	749	(53,097)
J.C. Penney Company, Inc.*	9,439	(78,438)
Macy's, Inc.	2,229	(79,820)
PVH Corp.	893	(80,584)
Michael Kors Holdings Ltd.*	1,899	(81,619)
Tupperware Brands Corp.	1,589	(83,613)
Hanesbrands, Inc.	3,904	(84,209)
Hasbro, Inc.	1,116	(86,814)
Skechers U.S.A., Inc. — Class A*	3,568	(87,701)
Carter's, Inc.	1,018	(87,945)
Target Corp.	1,233	(89,060)
TJX Companies, Inc.	1,220	(91,659)
Toll Brothers, Inc.*	2,967	(91,977)
Ross Stores, Inc.	1,408	(92,365)
Newell Brands, Inc.	2,071	(92,470)
Advance Auto Parts, Inc.	550	(93,016)
NIKE, Inc. — Class B	1,867	(94,900)
Goodyear Tire & Rubber Co.	3,144	(97,055)
Home Depot, Inc.	733	(98,281)
Scotts Miracle-Gro Co. — Class A	1,047	(100,041)
Tempur Sealy International, Inc.*	1,514	(103,376)
NVR, Inc.*	63	(105,147)
lululemon athletica, Inc.*	1,651	(107,298)
Kate Spade & Co.*	5,964	(111,348)
Total Consumer, Cyclical		(2,211,571)
Consumer, Non-cyclical - (10.4)%
McKesson Corp.	78	(10,955)
Mallinckrodt plc*	298	(14,846)
Alexion Pharmaceuticals, Inc.*	279	(34,136)
Danaher Corp.	547	(42,578)
Tyson Foods, Inc. — Class A	720	(44,410)
PepsiCo, Inc.	448	(46,874)
Spectrum Brands Holdings, Inc.	586	(71,685)
Acadia Healthcare Company, Inc.*	2,167	(71,728)
Universal Health Services, Inc. — Class B	750	(79,785)
RR Donnelley & Sons Co.	4,966	(81,045)
Regeneron Pharmaceuticals, Inc.*	230	(84,431)
Express Scripts Holding Co.*	1,235	(84,956)
Bristol-Myers Squibb Co.	1,457	(85,147)
Biogen, Inc.*	302	(85,641)
Gilead Sciences, Inc.	1,214	(86,935)
Edgewell Personal Care Co.*	1,201	(87,661)
Merck & Company, Inc.	1,490	(87,716)
Brown-Forman Corp. — Class B	1,957	(87,908)
Incyte Corp.*	886	(88,839)
Allergan plc*	426	(89,464)
Eli Lilly & Co.	1,220	(89,731)
Tenet Healthcare Corp.*	6,135	(91,043)
Henry Schein, Inc.*	604	(91,633)
Celgene Corp.*	793	(91,790)
Amgen, Inc.	634	(92,696)
Thermo Fisher Scientific, Inc.	659	(92,985)
Perrigo Company plc	1,120	(93,218)
ServiceMaster Global Holdings, Inc.*	2,479	(93,384)
AmerisourceBergen Corp. — Class A	1,198	(93,672)
MEDNAX, Inc.*	1,411	(94,057)
Centene Corp.*	1,671	(94,428)
DaVita, Inc.*	1,478	(94,888)
AbbVie, Inc.	1,520	(95,182)
Ecolab, Inc.	812	(95,183)
H&R Block, Inc.	4,167	(95,799)
UnitedHealth Group, Inc.	600	(96,024)
Pfizer, Inc.	2,970	(96,466)
Johnson & Johnson	844	(97,237)
Graham Holdings Co. — Class B	190	(97,271)
Endo International plc*	5,965	(98,244)
Brookdale Senior Living, Inc. — Class A*	7,977	(99,074)
Mylan N.V.*	2,638	(100,639)
Zoetis, Inc.	1,884	(100,851)
Service Corporation International	3,553	(100,905)
VCA, Inc.*	1,495	(102,632)
Akorn, Inc.*	4,995	(109,041)
Total Consumer, Non-cyclical		(3,864,813)
Total Common Stocks Sold Short
(Proceeds $11,728,711)		(11,633,687)
Total Securities Sold Short- (31.3)%
(Proceeds $11,728,711)		$(11,633,687)
Other Assets & Liabilities, net - 28.2%		10,492,919
Total Net Assets - 100.0%		$37,173,262

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $559,000)	5	$4,606

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2016.
[2]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Affiliated issuer — See Note 6.
[6]	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$31,700,937	$—	$—	$—	$—	$31,700,937
Equity Futures Contracts	—	4,606	—	—	—	4,606
Mutual Funds	2,111,813	—	—	—	—	2,111,813
Repurchase Agreements	—	—	3,977,915	—	—	3,977,915
Securities Lending Collateral	523,365	—	—	—	—	523,365
Total	$34,336,115	$4,606	$3,977,915	$—	$—	$38,318,636

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$11,633,687	$—	$—	$—	$—	$11,633,687

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 18.7%
Financial - 5.0%
Duke Realty Corp.	1,704	$45,259
Alleghany Corp.*	74	45,000
SVB Financial Group*	250	42,915
Everest Re Group Ltd.	196	42,414
Alexandria Real Estate Equities, Inc.	381	42,340
Raymond James Financial, Inc.	607	42,047
Reinsurance Group of America, Inc. — Class A	308	38,756
Signature Bank*	258	38,752
New York Community Bancorp, Inc.	2,340	37,229
Camden Property Trust	420	35,310
East West Bancorp, Inc.	692	35,174
Regency Centers Corp.	502	34,613
Kilroy Realty Corp.	443	32,436
SEI Investments Co.	646	31,886
American Campus Communities, Inc.	635	31,604
PacWest Bancorp	578	31,466
National Retail Properties, Inc.	707	31,249
WR Berkley Corp.	466	30,994
American Financial Group, Inc.	350	30,842
Omega Healthcare Investors, Inc.	937	29,291
CBOE Holdings, Inc.	390	28,817
Endurance Specialty Holdings Ltd.	308	28,459
Liberty Property Trust	706	27,887
RenaissanceRe Holdings Ltd.	198	26,972
Lamar Advertising Co. — Class A	397	26,694
Douglas Emmett, Inc.	691	25,263
Hospitality Properties Trust	789	25,043
Brown & Brown, Inc.	552	24,763
Highwoods Properties, Inc.	481	24,536
Commerce Bancshares, Inc.	420	24,260
Synovus Financial Corp.	587	24,114
Prosperity Bancshares, Inc.	334	23,975
Webster Financial Corp.	441	23,937
Cullen/Frost Bankers, Inc.	269	23,734
Bank of the Ozarks, Inc.	436	22,929
Eaton Vance Corp.	545	22,825
SLM Corp.*	2,057	22,668
First Horizon National Corp.	1,120	22,411
Old Republic International Corp.	1,173	22,287
EPR Properties	306	21,962
Jones Lang LaSalle, Inc.	217	21,926
Senior Housing Properties Trust	1,141	21,599
Taubman Centers, Inc.	290	21,440
DCT Industrial Trust, Inc.	437	20,924
PrivateBancorp, Inc. — Class A	383	20,755
Weingarten Realty Investors	566	20,257
Umpqua Holdings Corp.	1,058	19,869
First American Financial Corp.	528	19,341
Life Storage, Inc.	223	19,013
Medical Properties Trust, Inc.	1,538	18,917
Hanover Insurance Group, Inc.	204	18,566
Chemical Financial Corp.	339	18,364
Bank of Hawaii Corp.	205	18,181
Associated Banc-Corp.	711	17,562
Hancock Holding Co.	399	17,197
Communications Sales & Leasing, Inc.	673	17,101
Healthcare Realty Trust, Inc.	557	16,888
LaSalle Hotel Properties	543	16,545
Tanger Factory Outlet Centers, Inc.	461	16,495
UMB Financial Corp.	209	16,118
MB Financial, Inc.	341	16,105
TCF Financial Corp.	821	16,083
FNB Corp.	1,002	16,062
CNO Financial Group, Inc.	834	15,971
Aspen Insurance Holdings Ltd.	289	15,895
Stifel Financial Corp.*	318	15,884
First Industrial Realty Trust, Inc.	562	15,764
Rayonier, Inc.	589	15,667
Fulton Financial Corp.	832	15,642
Primerica, Inc.	220	15,213
Education Realty Trust, Inc.	351	14,847
Washington Federal, Inc.	428	14,702
Valley National Bancorp	1,223	14,236
Corporate Office Properties Trust	455	14,205
Cousins Properties, Inc.	1,644	13,990
CoreCivic, Inc.	565	13,820
Equity One, Inc.	446	13,688
Cathay General Bancorp	356	13,539
Legg Mason, Inc.	432	12,921
BancorpSouth, Inc.	409	12,699
Federated Investors, Inc. — Class B	447	12,641
Mack-Cali Realty Corp.	431	12,508
Urban Edge Properties	441	12,132
Trustmark Corp.	325	11,586
International Bancshares Corp.	279	11,383
Mercury General Corp.	175	10,537
Kemper Corp.	234	10,366
Care Capital Properties, Inc.	403	10,075
Alexander & Baldwin, Inc.	221	9,916
Washington Prime Group, Inc.	891	9,275
Genworth Financial, Inc. — Class A*	2,394	9,121
Janus Capital Group, Inc.	684	9,077
Potlatch Corp.	195	8,122
Waddell & Reed Financial, Inc. — Class A	398	7,765
Quality Care Properties, Inc.*	450	6,975
WisdomTree Investments, Inc.[1]	550	6,127
Total Financial		2,054,710
Industrial - 3.4%
Huntington Ingalls Industries, Inc.	223	41,074
Packaging Corporation of America	449	38,084
Trimble, Inc.*	1,204	36,301
Wabtec Corp.	428	35,532

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 18.7% (continued)
Industrial - 3.4% (continued)
Carlisle Companies, Inc.	310	$34,190
AO Smith Corp.	709	33,570
IDEX Corp.	366	32,961
Arrow Electronics, Inc.*	430	30,659
Keysight Technologies, Inc.*	816	29,841
B/E Aerospace, Inc.	488	29,373
Avnet, Inc.	613	29,185
Hubbell, Inc.	247	28,825
Nordson Corp.	255	28,572
Old Dominion Freight Line, Inc.	333	28,569
Lennox International, Inc.	186	28,490
Gentex Corp.	1,376	27,093
AECOM*	739	26,870
Donaldson Company, Inc.	634	26,679
Cognex Corp.	411	26,148
Sonoco Products Co.	480	25,296
Orbital ATK, Inc.	281	24,652
Oshkosh Corp.	358	23,130
Eagle Materials, Inc.	232	22,859
Lincoln Electric Holdings, Inc.	298	22,848
Graco, Inc.	267	22,185
AptarGroup, Inc.	301	22,109
Zebra Technologies Corp. — Class A*	254	21,783
Bemis Company, Inc.	450	21,519
Jabil Circuit, Inc.	891	21,090
Curtiss-Wright Corp.	212	20,852
Teledyne Technologies, Inc.*	168	20,664
EMCOR Group, Inc.	291	20,591
Genesee & Wyoming, Inc. — Class A*	294	20,407
Trinity Industries, Inc.	731	20,293
CLARCOR, Inc.	234	19,298
AGCO Corp.	324	18,747
Woodward, Inc.	266	18,367
Crane Co.	239	17,237
Kirby Corp.*	259	17,224
Landstar System, Inc.	201	17,145
Littelfuse, Inc.	108	16,391
ITT, Inc.	424	16,354
EnerSys	209	16,323
Terex Corp.	509	16,049
National Instruments Corp.	508	15,657
Valmont Industries, Inc.	108	15,217
Belden, Inc.	202	15,104
Regal Beloit Corp.	215	14,889
Tech Data Corp.*	169	14,311
Clean Harbors, Inc.*	251	13,968
Owens-Illinois, Inc.*	779	13,563
Timken Co.	336	13,339
Energizer Holdings, Inc.	297	13,249
Joy Global, Inc.	472	13,216
Louisiana-Pacific Corp.*	683	12,929
Esterline Technologies Corp.*	142	12,666
Cree, Inc.*	479	12,641
Dycom Industries, Inc.*	151	12,124
Kennametal, Inc.	384	12,004
GATX Corp.[1]	192	11,823
KBR, Inc.	685	11,433
KLX, Inc.*	253	11,413
Granite Construction, Inc.	190	10,450
Vishay Intertechnology, Inc.	643	10,417
MSA Safety, Inc.	150	10,400
Worthington Industries, Inc.	210	9,962
Silgan Holdings, Inc.	180	9,212
Knowles Corp.*,1	426	7,118
Greif, Inc. — Class A — Class A	124	6,362
Triumph Group, Inc.	238	6,307
Werner Enterprises, Inc.	215	5,794
Total Industrial		1,410,997
Consumer, Non-cyclical - 2.8%
IDEXX Laboratories, Inc.*	431	50,543
WhiteWave Foods Co. — Class A*	851	47,315
Ingredion, Inc.	348	43,486
ResMed, Inc.	677	42,008
Gartner, Inc.*	397	40,125
Align Technology, Inc.*	360	34,606
Teleflex, Inc.	212	34,164
West Pharmaceutical Services, Inc.	352	29,860
MEDNAX, Inc.*	445	29,664
United Therapeutics Corp.*	204	29,260
WellCare Health Plans, Inc.*	213	29,198
ManpowerGroup, Inc.	322	28,616
STERIS plc	409	27,563
VCA, Inc.*	390	26,774
MarketAxess Holdings, Inc.	181	26,593
Service Corporation International	915	25,986
Lamb Weston Holdings, Inc.*	666	25,208
Post Holdings, Inc.*	312	25,082
ABIOMED, Inc.*	194	21,860
WEX, Inc.*	185	20,646
Edgewell Personal Care Co.*	278	20,291
TreeHouse Foods, Inc.*	273	19,708
Hain Celestial Group, Inc.*	497	19,398
Bio-Techne Corp.	179	18,407
Bio-Rad Laboratories, Inc. — Class A*	100	18,228
HealthSouth Corp.	431	17,774
Flowers Foods, Inc.	878	17,534
Charles River Laboratories International, Inc.*	227	17,295
Live Nation Entertainment, Inc.*	635	16,891
PAREXEL International Corp.*	256	16,824
Deluxe Corp.	233	16,685
NuVasive, Inc.*	242	16,301
Catalent, Inc.*	599	16,149
Hill-Rom Holdings, Inc.	287	16,112
Snyder's-Lance, Inc.	411	15,758
Rollins, Inc.	460	15,539
Avis Budget Group, Inc.*	422	15,479
CoreLogic, Inc.*	415	15,284
Lancaster Colony Corp.	94	13,291
Prestige Brands Holdings, Inc.*	254	13,233
Sprouts Farmers Market, Inc.*	643	12,166
United Natural Foods, Inc.*	243	11,596
Helen of Troy Ltd.*	134	11,316
Graham Holdings Co. — Class B	22	11,263

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 18.7% (continued)
Consumer, Non-cyclical - 2.8% (continued)
Molina Healthcare, Inc.*	205	$11,123
LifePoint Health, Inc.*	193	10,962
Avon Products, Inc.*	2,102	10,594
Owens & Minor, Inc.	295	10,411
Aaron's, Inc.	305	9,757
Dean Foods Co.	435	9,474
LivaNova plc*	210	9,444
CEB, Inc.	155	9,393
FTI Consulting, Inc.*	204	9,196
Akorn, Inc.*	421	9,190
Sotheby's*,1	221	8,809
Globus Medical, Inc. — Class A*	346	8,584
DeVry Education Group, Inc.	274	8,549
Halyard Health, Inc.*	224	8,284
Boston Beer Company, Inc. — Class A*	43	7,304
Tenet Healthcare Corp.*	383	5,684
Tootsie Roll Industries, Inc.[1]	83	3,299
Total Consumer, Non-cyclical		1,171,136
Technology - 2.2%
CDK Global, Inc.	718	42,857
Synopsys, Inc.*	727	42,791
Advanced Micro Devices, Inc.*	3,651	41,403
Computer Sciences Corp.[1]	676	40,168
ANSYS, Inc.*	416	38,476
Broadridge Financial Solutions, Inc.	572	37,924
MSCI, Inc. — Class A	452	35,609
Leidos Holdings, Inc.	686	35,081
Cadence Design Systems, Inc.*	1,377	34,728
Jack Henry & Associates, Inc.	375	33,293
Microsemi Corp.*	551	29,737
PTC, Inc.*	555	25,680
Ultimate Software Group, Inc.*	139	25,347
Teradyne, Inc.	967	24,562
NCR Corp.*	596	24,174
Brocade Communications Systems, Inc.	1,933	24,143
Tyler Technologies, Inc.*	160	22,843
Fortinet, Inc.*	707	21,295
Mentor Graphics Corp.	526	19,404
j2 Global, Inc.	231	18,896
Science Applications International Corp.	215	18,232
Manhattan Associates, Inc.*	342	18,136
Fair Isaac Corp.	149	17,764
IPG Photonics Corp.*	179	17,669
Cypress Semiconductor Corp.	1,543	17,652
MAXIMUS, Inc.	311	17,351
Cirrus Logic, Inc.*	306	17,301
SYNNEX Corp.	139	16,822
DST Systems, Inc.	154	16,501
Integrated Device Technology, Inc.*	644	15,173
Monolithic Power Systems, Inc.	180	14,747
Intersil Corp. — Class A	657	14,651
NetScout Systems, Inc.*	440	13,860
Silicon Laboratories, Inc.*	201	13,065
Convergys Corp.	458	11,248
CommVault Systems, Inc.*	202	10,383
ACI Worldwide, Inc.*	563	10,218
Acxiom Corp.*	372	9,970
VeriFone Systems, Inc.*	533	9,450
Diebold Nixdorf, Inc.	361	9,079
Allscripts Healthcare Solutions, Inc.*	889	9,077
Synaptics, Inc.*	168	9,001
3D Systems Corp.*,1	513	6,818
Total Technology		932,579
Consumer, Cyclical - 2.1%
Domino's Pizza, Inc.	231	36,783
JetBlue Airways Corp.*	1,555	34,863
Toro Co.	525	29,374
NVR, Inc.*	17	28,373
Copart, Inc.*	490	27,151
Polaris Industries, Inc.[1]	286	23,563
Brunswick Corp.	431	23,507
Dunkin' Brands Group, Inc.	441	23,126
Thor Industries, Inc.	230	23,012
Dick's Sporting Goods, Inc.	422	22,407
Casey's General Stores, Inc.	188	22,349
Toll Brothers, Inc.*	717	22,227
Panera Bread Co. — Class A*	105	21,534
Pool Corp.	199	20,764
Carter's, Inc.	237	20,474
Scotts Miracle-Gro Co. — Class A	214	20,448
MSC Industrial Direct Company, Inc. — Class A	214	19,771
Cinemark Holdings, Inc.	508	19,487
Cracker Barrel Old Country Store, Inc.[1]	115	19,203
Williams-Sonoma, Inc.	391	18,920
Watsco, Inc.	124	18,367
Sally Beauty Holdings, Inc.*	692	18,283
CST Brands, Inc.	364	17,527
Jack in the Box, Inc.	155	17,304
Tempur Sealy International, Inc.*,1	242	16,524
Skechers U.S.A., Inc. — Class A*	640	15,731
World Fuel Services Corp.	338	15,518
Texas Roadhouse, Inc. — Class A	308	14,858
Cabela's, Inc.*	247	14,462
Buffalo Wild Wings, Inc.*	87	13,433
Dana, Inc.	691	13,115
Wendy's Co.	963	13,020
Tupperware Brands Corp.	243	12,787
Cheesecake Factory, Inc.	212	12,695
American Eagle Outfitters, Inc.	821	12,455
GameStop Corp. — Class A	489	12,352
J.C. Penney Company, Inc.*	1,481	12,307
HNI Corp.	214	11,966
CalAtlantic Group, Inc.	351	11,938
Brinker International, Inc.	239	11,838
Kate Spade & Co.*	615	11,482
Office Depot, Inc.	2,538	11,472
Papa John's International, Inc.	128	10,954
Big Lots, Inc.	214	10,745

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 18.7% (continued)
Consumer, Cyclical - 2.1% (continued)
Vista Outdoor, Inc.*	282	$10,406
Herman Miller, Inc.	288	9,850
Churchill Downs, Inc.	60	9,027
Chico's FAS, Inc.	621	8,936
Deckers Outdoor Corp.*	154	8,530
TRI Pointe Group, Inc.*	700	8,036
KB Home	400	6,324
Restoration Hardware Holdings, Inc.*,1	184	5,649
HSN, Inc.	153	5,248
Fossil Group, Inc.*	201	5,198
International Speedway Corp. — Class A	124	4,563
Total Consumer, Cyclical		890,236
Utilities - 1.0%
Westar Energy, Inc.	681	38,375
UGI Corp.	831	38,292
Atmos Energy Corp.	499	37,001
OGE Energy Corp.	959	32,078
Great Plains Energy, Inc.	1,034	28,280
MDU Resources Group, Inc.	938	26,986
Aqua America, Inc.	852	25,594
National Fuel Gas Co.	409	23,166
Vectren Corp.	398	20,756
IDACORP, Inc.	242	19,493
WGL Holdings, Inc.	246	18,765
Southwest Gas Holdings, Inc.	228	17,469
Hawaiian Electric Industries, Inc.	521	17,229
ONE Gas, Inc.	251	16,054
Black Hills Corp.	255	15,642
New Jersey Resources Corp.	414	14,697
NorthWestern Corp.	232	13,194
PNM Resources, Inc.	383	13,137
Total Utilities		416,208
Basic Materials - 0.8%
Steel Dynamics, Inc.	1,171	41,665
Valspar Corp.	351	36,367
RPM International, Inc.	641	34,505
Reliance Steel & Aluminum Co.	349	27,759
United States Steel Corp.[1]	828	27,332
Olin Corp.	794	20,335
Royal Gold, Inc.	314	19,892
NewMarket Corp.	44	18,649
Sensient Technologies Corp.	214	16,816
Cabot Corp.	299	15,111
Minerals Technologies, Inc.	168	12,978
PolyOne Corp.	402	12,880
Compass Minerals International, Inc.[1]	162	12,693
Commercial Metals Co.	555	12,088
Domtar Corp.	301	11,748
Allegheny Technologies, Inc.[1]	523	8,331
Carpenter Technology Corp.	224	8,102
Total Basic Materials		337,251
Energy - 0.8%
HollyFrontier Corp.	844	27,649
Energen Corp.*	466	26,874
WPX Energy, Inc.*	1,655	24,113
Nabors Industries Ltd.	1,361	22,321
QEP Resources, Inc.*	1,151	21,190
Patterson-UTI Energy, Inc.	711	19,140
Gulfport Energy Corp.*	742	16,057
SM Energy Co.	463	15,964
CONSOL Energy, Inc.	849	15,477
Western Refining, Inc.	380	14,383
Ensco plc — Class A	1,456	14,152
Oceaneering International, Inc.	471	13,286
Superior Energy Services, Inc.	729	12,306
Rowan Companies plc — Class A*	603	11,391
Dril-Quip, Inc.*	181	10,869
Murphy USA, Inc.*	174	10,696
NOW, Inc.*	516	10,563
Oil States International, Inc.*	247	9,633
Denbury Resources, Inc.*	1,914	7,044
Noble Corporation plc	1,168	6,915
Diamond Offshore Drilling, Inc.*,1	310	5,487
Total Energy		315,510
Communications - 0.5%
FactSet Research Systems, Inc.	192	31,379
ARRIS International plc*	916	27,599
ViaSat, Inc.*	247	16,356
Ciena Corp.*	669	16,330
InterDigital, Inc.	165	15,073
AMC Networks, Inc. — Class A*	283	14,812
Cable One, Inc.	22	13,677
Telephone & Data Systems, Inc.	449	12,963
John Wiley & Sons, Inc. — Class A	216	11,772
Meredith Corp.	175	10,351
WebMD Health Corp. — Class A*	178	8,823
Plantronics, Inc.	160	8,762
NeuStar, Inc. — Class A*	262	8,751
Time, Inc.	476	8,497
New York Times Co. — Class A	585	7,781
comScore, Inc.*	217	6,853
Total Communications		219,779
Materials - 0.1%
Ashland Global Holdings, Inc.	299	32,677
Versum Materials, Inc.*	522	14,653
Total Materials		47,330
Total Common Stocks
(Cost $7,371,127)		7,795,736

MUTUAL FUNDS† - 55.4%
Guggenheim Strategy Fund I2	481,329	12,033,221
Guggenheim Strategy Fund II2	442,471	11,039,663
Total Mutual Funds
(Cost $23,060,498)		23,072,884

	Face Amount
U.S. TREASURY BILLS† - 14.4%
U.S. Treasury Bills
0.30% due 01/05/17††,[3,4]	$5,500,000	5,499,890
0.46% due 01/12/17††,[3,4]	500,000	499,950
Total U.S. Treasury Bills		5,999,840
Total U.S. Treasury Bills
(Cost $5,999,738)		5,999,840

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
FEDERAL AGENCY BONDS†† - 2.4%
Farmer Mac[5]
0.98% due 01/25/18[6]	$1,000,000	$1,000,002
Total Federal Agency Bonds
(Cost $1,000,215)		1,000,002

FEDERAL AGENCY NOTES†† - 2.4%
Freddie Mac[7]
0.75% due 10/26/18[6]	1,000,000	995,585
Total Federal Agency Notes
(Cost $999,818)		995,585

REPURCHASE AGREEMENTS††,[8] - 119.5%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[9]	31,538,674	31,538,674
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	17,567,078	17,567,078
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	645,205	645,205
Total Repurchase Agreements
(Cost $49,750,957)		49,750,957

	Shares
SECURITIES LENDING COLLATERAL†,[10,12] - 8.0%
First American Government Obligations Fund - Class Z, 0.42%	3,312,990	3,312,990
Total Securities Lending Collateral
(Cost $3,312,990)		3,312,990
Total Investments - 220.8%
(Cost $91,493,376)		$91,927,994
Other Assets & Liabilities, net - (120.8)%		(50,299,032)
Total Net Assets - 100.0%		$41,628,962

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $16,753,880)	101	$(207,340)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas January 2017 S&P MidCap 400 Index Swap 0.73%[11], Terminating 01/03/17 (Notional Value $29,316,073)	17,654	$611,626
Goldman Sachs International January 2017 S&P MidCap 400 Index Swap 1.07%[11], Terminating 01/27/17 (Notional Value $3,050,057)	1,837	23,344
Barclays Bank plc January 2017 S&P MidCap 400 Index Swap 0.97%[11], Terminating 01/31/17 (Notional Value $6,453,816)	3,887	(37,021)
(Total Notional Value $38,819,946)		$597,949

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Affiliated issuers — See Note 6.
[3]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor quaranteed by the U.S. Government.
[6]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[10]	Securities lending collateral — See Note 5.
[11]	Total Return based on S&PMidCap 400 Index +/- financing at a variablerate. Rate indicated is the rate effective at December 31, 2016.
[12]	Rate indicated is the 7 day yield as of December 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$7,795,736	$—	$—	$—	$—	$7,795,736
Equity Index Swap Agreements	—	—	—	634,970	—	634,970
Federal Agency Notes	—	—	995,585	—	—	995,585
Federal Agency Bonds	—	—	1,000,002	—	—	1,000,002
Mutual Funds	23,072,884	—	—	—	—	23,072,884
Repurchase Agreements	—	—	49,750,957	—	—	49,750,957
Securities Lending Collateral	3,312,990	—	—	—	—	3,312,990
U.S. Treasury Bills	—	—	5,999,840	—	—	5,999,840
Total	$34,181,610	$—	$57,746,384	$634,970	$—	$92,562,964

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$207,340	$—	$—	$—	$207,340
Equity Index Swap Agreements	—	—	—	37,021	—	37,021
Total	$—	$207,340	$—	$37,021	$—	$244,361

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Monthly Rebalance Nasdaq-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 72.1%
Technology - 26.9%
Apple, Inc.	16,947	$1,962,801
Microsoft Corp.	24,715	1,535,790
Intel Corp.	15,063	546,335
QUALCOMM, Inc.	4,695	306,114
Texas Instruments, Inc.	3,177	231,826
Broadcom Ltd.	1,264	223,437
NVIDIA Corp.	1,713	182,846
Adobe Systems, Inc.*	1,581	162,764
Applied Materials, Inc.	3,436	110,880
Cognizant Technology Solutions Corp. — Class A*	1,928	108,026
NXP Semiconductor N.V.*	1,065	104,381
Intuit, Inc.	816	93,522
Activision Blizzard, Inc.	2,362	85,291
Electronic Arts, Inc.*	959	75,531
Fiserv, Inc.*	690	73,333
Micron Technology, Inc.*	3,310	72,555
Analog Devices, Inc.	979	71,095
Paychex, Inc.	1,149	69,951
Western Digital Corp.	907	61,631
Lam Research Corp.	518	54,768
NetEase, Inc. ADR	243	52,328
Autodesk, Inc.*	705	52,177
Cerner Corp.*	1,079	51,112
Xilinx, Inc.	803	48,477
Check Point Software Technologies Ltd.*	545	46,031
Citrix Systems, Inc.*	496	44,298
Skyworks Solutions, Inc.	591	44,124
Microchip Technology, Inc.	687	44,071
CA, Inc.	1,329	42,222
KLA-Tencor Corp.	497	39,104
Akamai Technologies, Inc.*	551	36,741
Seagate Technology plc	936	35,727
Maxim Integrated Products, Inc.	900	34,713
Total Technology		6,704,002
Communications - 26.1%
Amazon.com, Inc.*	1,510	1,132,304
Facebook, Inc. — Class A*	7,440	855,972
Alphabet, Inc. — Class C*	1,097	846,687
Alphabet, Inc. — Class A*	941	745,695
Comcast Corp. — Class A	7,575	523,054
Cisco Systems, Inc.	15,954	482,130
Charter Communications, Inc. — Class A*	861	247,899
Priceline Group, Inc.*	157	230,171
Netflix, Inc.*	1,364	168,863
T-Mobile US, Inc.*	2,619	150,619
Baidu, Inc. ADR*	871	143,201
Yahoo!, Inc.*	3,032	117,247
eBay, Inc.*	3,553	105,489
Twenty-First Century Fox, Inc. — Class A	3,359	94,186
JD.com, Inc. ADR*	2,912	74,081
Twenty-First Century Fox, Inc. — Class B	2,538	69,161
Sirius XM Holdings, Inc.[1]	15,336	68,245
Liberty Global plc*	2,030	60,291
Ctrip.com International Ltd. ADR*	1,333	53,320
Expedia, Inc.	436	49,390
Symantec Corp.	1,982	47,350
DISH Network Corp. — Class A*	720	41,710
Viacom, Inc. — Class B	1,104	38,750
Vodafone Group plc ADR	1,367	33,396
Liberty Global plc — Class A*	816	24,961
Discovery Communications, Inc. — Class C*	746	19,978
TripAdvisor, Inc.*	423	19,615
Discovery Communications, Inc. — Class A*	483	13,239
Liberty Ventures*	258	9,512
Liberty Global plc LiLAC — Class C*	385	8,150
Liberty Global plc LiLAC — Class A*	162	3,558
Total Communications		6,478,224
Consumer, Non-cyclical - 12.1%
Amgen, Inc.	2,366	345,932
Kraft Heinz Co.	3,869	337,841
Gilead Sciences, Inc.	4,187	299,831
Celgene Corp.*	2,464	285,208
Mondelez International, Inc. — Class A	4,908	217,572
Biogen, Inc.*	692	196,237
PayPal Holdings, Inc.*	3,835	151,367
Automatic Data Processing, Inc.	1,434	147,387
Express Scripts Holding Co.*	1,960	134,828
Regeneron Pharmaceuticals, Inc.*	330	121,140
Alexion Pharmaceuticals, Inc.*	714	87,358
Monster Beverage Corp.*	1,815	80,477
Intuitive Surgical, Inc.*	123	78,003
Mylan N.V.*	1,701	64,893
Incyte Corp.*	599	60,062
Illumina, Inc.*	467	59,795
Vertex Pharmaceuticals, Inc.*	789	58,126
BioMarin Pharmaceutical, Inc.*	547	45,313
Shire plc ADR	259	44,128
Verisk Analytics, Inc. — Class A*	533	43,264
DENTSPLY SIRONA, Inc.	734	42,374
Henry Schein, Inc.*	256	38,838
Cintas Corp.	334	38,597
Hologic, Inc.*	884	35,466
Total Consumer, Non-cyclical		3,014,037
Consumer, Cyclical - 6.4%
Walgreens Boots Alliance, Inc.	3,443	284,942
Starbucks Corp.	4,626	256,836
Costco Wholesale Corp.	1,389	222,392
Marriott International, Inc. — Class A	1,241	102,606
Tesla Motors, Inc.*,1	477	101,930
O'Reilly Automotive, Inc.*	300	83,523
Ross Stores, Inc.	1,260	82,656
American Airlines Group, Inc.	1,647	76,898
PACCAR, Inc.	1,115	71,249
Dollar Tree, Inc.*	749	57,808

Monthly Rebalance Nasdaq-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 72.1% (continued)
Consumer, Cyclical - 6.4% (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	198	$50,478
Fastenal Co.	919	43,175
Tractor Supply Co.	417	31,613
Hasbro, Inc.	397	30,882
Norwegian Cruise Line Holdings Ltd.*	722	30,707
Mattel, Inc.	1,087	29,947
Liberty Interactive Corporation QVC Group — Class A*	1,420	28,372
Total Consumer, Cyclical		1,586,014
Industrial - 0.6%
CSX Corp.	2,977	106,964
SBA Communications Corp. — Class A*	394	40,684
Total Industrial		147,648
Total Common Stocks
(Cost $17,864,449)		17,929,925

MUTUAL FUNDS† - 13.8%
Guggenheim Strategy Fund I	68,654	1,716,343
Guggenheim Strategy Fund II	68,784	1,716,156
Total Mutual Funds
(Cost $3,427,002)		3,432,499

	Face Amount
U.S. TREASURY BILLS† - 2.0%
U.S. Treasury Bill
0.30% due 01/05/17††,2	500,000	499,990
Total U.S. Treasury Bills
(Cost $499,983)		499,990

REPURCHASE AGREEMENTS††,3 - 6.8%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[4]	$1,085,441	1,085,441
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	578,579	578,579
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	21,250	21,250
Total Repurchase Agreements
(Cost $1,685,270)		1,685,270

	Shares
SECURITIES LENDING COLLATERAL†,5 - 0.2%
First American Government Obligations Fund - Class Z, 0.42%[6]	$59,672	$59,672
Total Securities Lending Collateral
(Cost $59,672)		59,672
Total Investments - 94.9%
(Cost $23,536,376)		$23,607,356
Other Assets & Liabilities, net - 5.1%		1,257,982
Total Net Assets - 100.0%		$24,865,338

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $291,900)	3	$(1,711)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas January 2017 Swap 0.88%, Terminating 01/03/17 (Notional Value $8,410,196)	1,729	$61,085
Goldman Sachs International January 2017 Swap 1.32%, Terminating 01/27/17 (Notional Value $2,207,031)	454	(46,137)
Barclays Bank plc January 2017 Swap 1.02%, Terminating 01/31/17 (Notional Value $20,771,427)	4,271	(435,886)
(Total Notional Value $31,388,654)		$(420,938)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5 .
[2]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Monthly Rebalance Nasdaq-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$17,929,925	$—	$—	$—	$—	$17,929,925
Equity Index Swap Agreements	—	—	—	61,085	—	61,085
Mutual Funds	3,432,499	—	—	—	—	3,432,499
Repurchase Agreements	—	—	1,685,270	—	—	1,685,270
Securities Lending Collateral	59,672	—	—	—	—	59,672
U.S. Treasury Bills	—	—	499,990	—	—	499,990
Total	$21,422,096	$—	$2,185,260	$61,085	$—	$23,668,441

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$1,711	$—	$—	$—	$1,711
Equity Index Swap Agreements	—	—	—	482,023	—	482,023
Total	$—	$1,711	$—	$482,023	$—	$483,734

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 85.0%
Technology - 31.8%
Apple, Inc.	642,071	$74,364,663
Microsoft Corp.	936,240	58,177,953
Intel Corp.	570,628	20,696,677
QUALCOMM, Inc.	177,834	11,594,777
Texas Instruments, Inc.	120,350	8,781,939
Broadcom Ltd.	47,843	8,457,207
NVIDIA Corp.	64,901	6,927,533
Adobe Systems, Inc.*	59,872	6,163,822
Applied Materials, Inc.	130,152	4,200,005
Cognizant Technology Solutions Corp. — Class A*	73,054	4,093,216
NXP Semiconductor N.V.*	40,358	3,955,488
Intuit, Inc.	30,906	3,542,137
Activision Blizzard, Inc.	89,491	3,231,520
Electronic Arts, Inc.*	36,335	2,861,745
Fiserv, Inc.*	26,136	2,777,734
Micron Technology, Inc.*	125,413	2,749,053
Analog Devices, Inc.	37,107	2,694,710
Paychex, Inc.	43,547	2,651,141
Western Digital Corp.	34,374	2,335,713
Lam Research Corp.	19,606	2,072,942
NetEase, Inc. ADR	9,195	1,980,051
Autodesk, Inc.*	26,718	1,977,399
Cerner Corp.*	40,879	1,936,438
Xilinx, Inc.	30,405	1,835,550
Check Point Software Technologies Ltd.*	20,647	1,743,846
Citrix Systems, Inc.*	18,780	1,677,242
Skyworks Solutions, Inc.	22,374	1,670,443
Microchip Technology, Inc.	26,011	1,668,606
CA, Inc.	50,312	1,598,412
KLA-Tencor Corp.	18,823	1,480,994
Akamai Technologies, Inc.*	20,867	1,391,412
Seagate Technology plc[1]	35,464	1,353,661
Maxim Integrated Products, Inc.	34,109	1,315,584
Total Technology		253,959,613
Communications - 30.7%
Amazon.com, Inc.*	57,216	42,904,562
Facebook, Inc. — Class A*	281,862	32,428,223
Alphabet, Inc. — Class C*	41,553	32,071,436
Alphabet, Inc. — Class A*	35,652	28,252,427
Comcast Corp. — Class A	286,988	19,816,521
Cisco Systems, Inc.	604,436	18,266,056
Charter Communications, Inc. — Class A*	32,591	9,383,601
Priceline Group, Inc.*	5,942	8,711,329
Netflix, Inc.*	51,674	6,397,241
T-Mobile US, Inc.*	99,220	5,706,142
Baidu, Inc. ADR*	32,996	5,424,872
Yahoo!, Inc.*	114,888	4,442,719
eBay, Inc.*	134,611	3,996,601
Twenty-First Century Fox, Inc. — Class A	127,252	3,568,146
JD.com, Inc. ADR*,1	110,339	2,807,024
Twenty-First Century Fox, Inc. — Class B	96,151	2,620,115
Sirius XM Holdings, Inc.[1]	580,971	2,585,321
Liberty Global plc*	76,904	2,284,049
Ctrip.com International Ltd. ADR*	50,513	2,020,520
Expedia, Inc.	16,524	1,871,839
Symantec Corp.	75,067	1,793,351
DISH Network Corp. — Class A*	27,285	1,580,620
Viacom, Inc. — Class B	41,829	1,468,198
Vodafone Group plc ADR	51,792	1,265,279
Liberty Global plc — Class A*	30,928	946,088
Discovery Communications, Inc. — Class C*	28,257	756,722
TripAdvisor, Inc.*	16,003	742,059
Discovery Communications, Inc. — Class A*,1	18,295	501,466
Liberty Ventures*	9,771	360,257
Liberty Global plc LiLAC — Class C*	14,596	308,997
Liberty Global plc LiLAC — Class A*	6,145	134,944
Total Communications		245,416,725
Consumer, Non-cyclical - 14.3%
Amgen, Inc.	89,577	13,097,052
Kraft Heinz Co.	146,573	12,798,755
Gilead Sciences, Inc.	158,637	11,359,996
Celgene Corp.*	93,343	10,804,452
Mondelez International, Inc. — Class A	185,965	8,243,828
Biogen, Inc.*	26,198	7,429,229
PayPal Holdings, Inc.*	145,294	5,734,754
Automatic Data Processing, Inc.	54,326	5,583,626
Express Scripts Holding Co.*	74,248	5,107,520
Regeneron Pharmaceuticals, Inc.*	12,470	4,577,612
Alexion Pharmaceuticals, Inc.*	27,002	3,303,695
Monster Beverage Corp.*	68,752	3,048,464
Intuitive Surgical, Inc.*	4,666	2,959,037
Mylan N.V.*	64,433	2,458,119
Incyte Corp.*	22,684	2,274,525
Illumina, Inc.*	17,688	2,264,772
Vertex Pharmaceuticals, Inc.*	29,866	2,200,228
BioMarin Pharmaceutical, Inc.*	20,709	1,715,534
Shire plc ADR	9,809	1,671,257
Verisk Analytics, Inc. — Class A*	20,163	1,636,631
Dentsply Sirona, Inc.	27,801	1,604,952
Henry Schein, Inc.*	9,692	1,470,373
Cintas Corp.	12,635	1,460,101
Hologic, Inc.*	33,499	1,343,980
Total Consumer, Non-cyclical		114,148,492
Consumer, Cyclical - 7.5%
Walgreens Boots Alliance, Inc.	130,440	10,795,215
Starbucks Corp.	175,246	9,729,658
Costco Wholesale Corp.	52,635	8,427,390
Marriott International, Inc. — Class A	47,018	3,887,448
Tesla Motors, Inc.*,1	18,057	3,858,600
O'Reilly Automotive, Inc.*	11,374	3,166,635
Ross Stores, Inc.	47,753	3,132,597
American Airlines Group, Inc.	62,388	2,912,896
PACCAR, Inc.	42,209	2,697,155
Dollar Tree, Inc.*	28,390	2,191,140

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Consumer, Cyclical - 7.5% (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	7,510	$1,914,600
Fastenal Co.	34,803	1,635,045
Tractor Supply Co.	15,804	1,198,101
Hasbro, Inc.	15,026	1,168,873
Norwegian Cruise Line Holdings Ltd.*	27,355	1,163,408
Mattel, Inc.	41,186	1,134,674
Liberty Interactive Corporation QVC Group — Class A*	53,781	1,074,544
Total Consumer, Cyclical		60,087,979
Industrial - 0.7%
CSX Corp.	112,785	4,052,365
SBA Communications Corp. — Class A*	14,940	1,542,704
Total Industrial		5,595,069
Total Common Stocks
(Cost $443,975,532)		679,207,878

MUTUAL FUNDS† – 3.0%
Guggenheim Strategy Fund I13	500,094	12,502,341
Guggenheim Strategy Fund II13	441,648	11,019,115
Total Mutual Funds
(Cost $23,367,833)		23,521,456

	Face Amount
FEDERAL AGENCY NOTES†† - 8.2%
Freddie Mac[2]
0.75% due 10/26/18[3]	$10,000,000	9,955,850
0.80% due 10/27/17	7,500,000	7,491,435
0.75% due 10/25/19[3]	7,412,000	7,393,403
0.75% due 10/28/19[3]	5,750,000	5,727,776
0.63% due 05/15/18[3]	5,000,000	4,998,420
0.63% due 11/16/18[3]	5,000,000	4,996,550
Total Freddie Mac		40,563,434
Farmer Mac[4]
5.13% due 04/19/17[5]	13,534,000	13,713,759
Federal Home Loan Bank[4]
0.50% due 01/12/18[3]	11,075,000	11,072,353
Total Federal Agency Notes
(Cost $65,416,714)		65,349,546

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bill
0.30% due 01/05/17[6,9]	5,000,000	4,999,900
0.46% due 01/12/17[6,7]	1,000,000	999,900
Total U.S. Treasury Bills		5,999,800
Total U.S. Treasury Bills
(Cost $5,999,683)		5,999,800

REPURCHASE AGREEMENTS††,8 - 4.0%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	18,431,787	18,431,787
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[9]	12,802,369	12,802,369
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	676,964	676,964
Total Repurchase Agreements
(Cost $31,911,120)		31,911,120

	Shares
SECURITIES LENDING COLLATERAL†,10 - 0.8%
First American Government Obligations Fund - Class Z, 0.42%[12]	6,049,058	6,049,058
Total Securities Lending Collateral
(Cost $6,049,058)		6,049,058
Total Investments – 101.7%
(Cost $576,719,940)		$812,038,858
Other Assets & Liabilities, net - (1.7)%		(13,424,886)
Total Net Assets - 100.0%		$798,613,972

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $27,438,600)	282	$(164,930)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas January 2017 NASDAQ-100 Index Swap 0.88%[11], Terminating 01/03/17 (Notional Value $3,942,157)	811	$38,651
Goldman Sachs International January 2017 NASDAQ-100 Index Swap 1.32%[11], Terminating 01/27/17 (Notional Value $2,349,437)	483	(49,114)
Barclays Bank plc January 2017 NASDAQ-100 Index Swap 1.02%[11], Terminating 01/31/17 (Notional Value $82,591,820)	16,982	(1,741,538)
(Total Notional Value $88,883,414)		$(1,752,001)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $13,713,759 (cost $13,714,554), or 1.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[6]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[7]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[10]	Securities lending collateral — See Note 5.
[11]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
[12]	Rate indicated is the 7 day yield as of December 31, 2016.
[13]	Affiliated issuer — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$679,207,878	$—	$—	$—	$—	$679,207,878
Equity Index Swap Agreements	—	—	—	38,651	—	38,651
Federal Agency Notes	—	—	65,349,546	—	—	65,349,546
Mutual Funds	23,521,456	—	—	—	—	23,521,456
Repurchase Agreements	—	—	31,911,120	—	—	31,911,120
Securities Lending Collateral	6,049,058	—	—	—	—	6,049,058
U.S. Treasury Bills	—	—	5,999,800	—	—	5,999,800
Total	$708,778,392	$—	$103,260,466	$38,651	$—	$812,077,509

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$164,930	$—	$—	$—	$164,930
Equity Index Swap Agreements	—	—	—	1,790,652	—	1,790,652
Total	$—	$164,930	$—	$1,790,652	$—	$1,955,582

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.8%
Consumer, Non-cyclical - 17.3%
Johnson & Johnson	37,438	$4,313,245
Procter & Gamble Co.	36,825	3,096,247
Pfizer, Inc.	83,508	2,712,340
Merck & Company, Inc.	37,942	2,233,646
Coca-Cola Co.	53,417	2,214,668
UnitedHealth Group, Inc.	13,098	2,096,203
PepsiCo, Inc.	19,736	2,064,978
Philip Morris International, Inc.	21,349	1,953,220
Altria Group, Inc.	26,838	1,814,786
Amgen, Inc.	10,237	1,496,751
AbbVie, Inc.	22,363	1,400,371
Medtronic plc	18,895	1,345,892
Bristol-Myers Squibb Co.	22,998	1,344,003
Gilead Sciences, Inc.	18,130	1,298,289
Celgene Corp.*	10,668	1,234,821
Allergan plc	5,162	1,084,072
Eli Lilly & Co.	13,369	983,290
Mondelez International, Inc. — Class A	21,253	942,145
Biogen, Inc.*	2,994	849,039
Colgate-Palmolive Co.	12,232	800,462
Abbott Laboratories	20,261	778,225
Thermo Fisher Scientific, Inc.	5,436	767,019
Kraft Heinz Co.	8,208	716,723
Danaher Corp.	8,376	651,988
Automatic Data Processing, Inc.	6,209	638,161
Reynolds American, Inc.	11,380	637,735
PayPal Holdings, Inc.*	15,443	609,535
Aetna, Inc.	4,829	598,844
Express Scripts Holding Co.*	8,486	583,752
Kimberly-Clark Corp.	4,929	562,497
Anthem, Inc.	3,625	521,166
Stryker Corp.	4,277	512,427
General Mills, Inc.	8,138	502,684
Becton Dickinson and Co.	2,922	483,737
Cigna Corp.	3,533	471,267
Kroger Co.	12,993	448,389
McKesson Corp.	3,111	436,940
Ecolab, Inc.	3,611	423,281
Humana, Inc.	2,052	418,670
Boston Scientific Corp.*	18,738	405,303
S&P Global, Inc.	3,566	383,488
Sysco Corp.	6,924	383,382
Regeneron Pharmaceuticals, Inc.*	1,040	381,774
Alexion Pharmaceuticals, Inc.*	3,086	377,572
Constellation Brands, Inc. — Class A	2,446	374,996
Zoetis, Inc.	6,796	363,790
Archer-Daniels-Midland Co.	7,918	361,457
Intuitive Surgical, Inc.*	533	338,013
Cardinal Health, Inc.	4,404	316,956
St. Jude Medical, Inc.	3,932	315,307
Baxter International, Inc.	6,737	298,719
HCA Holdings, Inc.*	4,022	297,708
Zimmer Biomet Holdings, Inc.	2,756	284,419
Edwards Lifesciences Corp.*	2,942	275,665
Illumina, Inc.*	2,022	258,897
Kellogg Co.	3,477	256,290
Vertex Pharmaceuticals, Inc.*	3,413	251,436
Monster Beverage Corp.*	5,579	247,373
Molson Coors Brewing Co. — Class B	2,536	246,778
Tyson Foods, Inc. — Class A	3,998	246,597
Mylan N.V.*	6,333	241,604
Estee Lauder Companies, Inc. — Class A	3,059	233,983
Dr Pepper Snapple Group, Inc.	2,528	229,214
CR Bard, Inc.	1,012	227,356
Conagra Brands, Inc.	5,723	226,345
Moody's Corp.	2,289	215,784
Clorox Co.	1,772	212,675
JM Smucker Co.	1,602	205,152
Hershey Co.	1,919	198,482
Equifax, Inc.	1,648	194,843
Nielsen Holdings plc	4,624	193,977
Dentsply Sirona, Inc.	3,177	183,408
Laboratory Corporation of America Holdings*	1,417	181,914
AmerisourceBergen Corp. — Class A	2,302	179,993
Mead Johnson Nutrition Co. — Class A	2,542	179,872
Quest Diagnostics, Inc.	1,908	175,345
Verisk Analytics, Inc. — Class A*	2,143	173,947
Henry Schein, Inc.*	1,108	168,095
Perrigo Company plc	1,973	164,213
Campbell Soup Co.	2,666	161,213
Church & Dwight Company, Inc.	3,559	157,272
Hologic, Inc.*	3,829	153,619
McCormick & Company, Inc.	1,576	147,088
Global Payments, Inc.	2,115	146,802
Western Union Co.	6,672	144,916
DaVita, Inc.*	2,173	139,507
Cintas Corp.	1,184	136,823
Whole Foods Market, Inc.	4,382	134,790
Centene Corp.*	2,352	132,912
Universal Health Services, Inc. — Class B	1,234	131,273
Hormel Foods Corp.	3,714	129,284
United Rentals, Inc.*	1,159	122,367
Coty, Inc. — Class A	6,470	118,466
Cooper Companies, Inc.	671	117,378
Varian Medical Systems, Inc.*	1,285	115,367
Brown-Forman Corp. — Class B	2,510	112,749
Total System Services, Inc.	2,277	111,641
Envision Healthcare Corp.*	1,614	102,150
Robert Half International, Inc.	1,774	86,536
Avery Dennison Corp.	1,225	86,020
Mallinckrodt plc*	1,457	72,588
Quanta Services, Inc.*	2,081	72,523
H&R Block, Inc.	2,850	65,522
Patterson Companies, Inc.[1]	1,147	47,061
Endo International plc*	2,730	44,963
Total Consumer, Non-cyclical		59,484,460

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.8% (continued)
Financial - 14.4%
Berkshire Hathaway, Inc. — Class B*	26,131	$4,258,831
JPMorgan Chase & Co.	49,242	4,249,091
Wells Fargo & Co.	62,202	3,427,952
Bank of America Corp.	139,059	3,073,204
Citigroup, Inc.	39,216	2,330,607
Visa, Inc. — Class A	25,700	2,005,113
Mastercard, Inc. — Class A	13,099	1,352,472
Goldman Sachs Group, Inc.[1]	5,089	1,218,561
U.S. Bancorp	21,986	1,129,421
American International Group, Inc.	13,428	876,982
Chubb Ltd.	6,404	846,096
Morgan Stanley	19,845	838,451
MetLife, Inc.	15,126	815,140
American Express Co.	10,580	783,766
PNC Financial Services Group, Inc.	6,695	783,048
Simon Property Group, Inc.	4,324	768,246
Bank of New York Mellon Corp.	14,550	689,379
Charles Schwab Corp.	16,601	655,241
BlackRock, Inc. — Class A	1,673	636,643
American Tower Corp. — Class A	5,858	619,073
Prudential Financial, Inc.	5,917	615,723
Capital One Financial Corp.	6,637	579,012
CME Group, Inc. — Class A	4,670	538,685
BB&T Corp.	11,166	525,025
Marsh & McLennan Companies, Inc.	7,095	479,552
Travelers Companies, Inc.	3,909	478,540
Intercontinental Exchange, Inc.	8,197	462,475
Public Storage	2,053	458,846
Crown Castle International Corp.	4,962	430,553
Aon plc	3,621	403,850
Synchrony Financial	10,792	391,426
Discover Financial Services	5,427	391,232
Aflac, Inc.	5,616	390,874
State Street Corp.	4,990	387,823
Prologis, Inc.	7,274	383,994
Allstate Corp.	5,068	375,640
SunTrust Banks, Inc.	6,754	370,457
Equinix, Inc.	982	350,977
AvalonBay Communities, Inc.	1,890	334,813
Welltower, Inc.	4,989	333,914
M&T Bank Corp.	2,134	333,822
Equity Residential	5,032	323,860
Weyerhaeuser Co.	10,294	309,746
Ventas, Inc.	4,873	304,660
Progressive Corp.	7,986	283,503
Fifth Third Bancorp	10,398	280,434
KeyCorp	14,872	271,711
Boston Properties, Inc.	2,116	266,150
Northern Trust Corp.	2,929	260,827
T. Rowe Price Group, Inc.	3,350	252,121
Citizens Financial Group, Inc.	7,044	250,978
Hartford Financial Services Group, Inc.	5,198	247,685
Vornado Realty Trust	2,367	247,044
Regions Financial Corp.	16,940	243,258
Ameriprise Financial, Inc.	2,175	241,295
Willis Towers Watson plc	1,769	216,313
Digital Realty Trust, Inc.	2,187	214,895
Principal Financial Group, Inc.	3,682	213,041
Essex Property Trust, Inc.[1]	902	209,715
Lincoln National Corp.	3,145	208,419
Realty Income Corp.	3,559	204,571
General Growth Properties, Inc.	8,036	200,739
Huntington Bancshares, Inc.	14,928	197,348
Host Hotels & Resorts, Inc.	10,182	191,829
HCP, Inc.	6,435	191,248
Franklin Resources, Inc.	4,775	188,995
Alliance Data Systems Corp.	795	181,658
Loews Corp.	3,802	178,048
Invesco Ltd.	5,622	170,571
Comerica, Inc.	2,371	161,489
Cincinnati Financial Corp.	2,063	156,272
Mid-America Apartment Communities, Inc.	1,562	152,951
SL Green Realty Corp.	1,394	149,925
Kimco Realty Corp.	5,849	147,161
Federal Realty Investment Trust	988	140,405
Unum Group	3,194	140,312
XL Group Ltd.	3,703	137,974
UDR, Inc.	3,678	134,173
Extra Space Storage, Inc.	1,731	133,702
E*TRADE Financial Corp.*	3,767	130,527
CBRE Group, Inc. — Class A*	4,131	130,085
Arthur J Gallagher & Co.	2,449	127,250
Zions Bancorporation	2,803	120,641
Macerich Co.	1,661	117,665
Torchmark Corp.	1,519	112,041
Affiliated Managers Group, Inc.	754	109,556
Iron Mountain, Inc.	3,372	109,523
Nasdaq, Inc.	1,569	105,311
Apartment Investment & Management Co. — Class A	2,159	98,127
People's United Financial, Inc.	4,285	82,958
Assurant, Inc.	785	72,895
Navient Corp.	4,171	68,530
Total Financial		49,764,685
Technology - 10.2%
Apple, Inc.	73,380	8,498,872
Microsoft Corp.	106,999	6,648,918
Intel Corp.	65,215	2,365,348
International Business Machines Corp.	11,907	1,976,443
Oracle Corp.	41,243	1,585,793
QUALCOMM, Inc.	20,324	1,325,125
Texas Instruments, Inc.	13,754	1,003,629
Accenture plc — Class A	8,536	999,822
Broadcom Ltd.	5,468	966,578
NVIDIA Corp.	7,417	791,691
Adobe Systems, Inc.*	6,842	704,383
salesforce.com, Inc.*	8,784	601,353
Hewlett Packard Enterprise Co.	22,926	530,508
Applied Materials, Inc.	14,875	480,016
Cognizant Technology Solutions Corp. — Class A*	8,349	467,794
Intuit, Inc.	3,355	384,517

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.8% (continued)
Technology - 10.2% (continued)
HP, Inc.	23,544	$349,393
Fidelity National Information Services, Inc.	4,517	341,665
Activision Blizzard, Inc.	9,409	339,759
Electronic Arts, Inc.*	4,153	327,090
Fiserv, Inc.*	2,987	317,458
Micron Technology, Inc.*	14,204	311,352
Analog Devices, Inc.	4,241	307,981
Paychex, Inc.	4,429	269,638
Western Digital Corp.	3,928	266,908
Lam Research Corp.	2,241	236,941
Xilinx, Inc.	3,475	209,786
Linear Technology Corp.	3,308	206,254
Autodesk, Inc.*	2,695	199,457
Cerner Corp.*	4,158	196,964
Citrix Systems, Inc.*	2,146	191,659
Skyworks Solutions, Inc.	2,557	190,906
Microchip Technology, Inc.	2,973	190,718
Red Hat, Inc.*	2,471	172,229
KLA-Tencor Corp.	2,151	169,241
Akamai Technologies, Inc.*	2,385	159,032
Seagate Technology plc	4,053	154,703
CA, Inc.	4,312	136,992
NetApp, Inc.	3,790	133,673
Xerox Corp.	11,719	102,307
Qorvo, Inc.*	1,758	92,699
CSRA, Inc.	2,002	63,744
Dun & Bradstreet Corp.	506	61,388
Teradata Corp.*	1,788	48,580
Pitney Bowes, Inc.	2,556	38,826
Total Technology		35,118,133
Communications - 10.2%
Amazon.com, Inc.*	5,427	4,069,544
Facebook, Inc. — Class A*	32,213	3,706,105
AT&T, Inc.	84,508	3,594,125
Alphabet, Inc. — Class A*	4,075	3,229,234
Alphabet, Inc. — Class C*	4,084	3,152,113
Verizon Communications, Inc.	56,100	2,994,618
Comcast Corp. — Class A	32,799	2,264,771
Walt Disney Co.	20,149	2,099,929
Cisco Systems, Inc.	69,078	2,087,537
Time Warner, Inc.	10,612	1,024,376
Priceline Group, Inc.*	679	995,455
Charter Communications, Inc. — Class A*	2,980	858,002
Netflix, Inc.*	5,906	731,163
Yahoo!, Inc.*	12,080	467,134
eBay, Inc.*	14,307	424,775
Twenty-First Century Fox, Inc. — Class A	14,571	408,571
CBS Corp. — Class B	5,394	343,167
Omnicom Group, Inc.	3,246	276,267
Level 3 Communications, Inc.*	4,012	226,116
Symantec Corp.	8,579	204,952
Motorola Solutions, Inc.	2,284	189,321
Expedia, Inc.	1,662	188,271
Twenty-First Century Fox, Inc. — Class B	6,703	182,657
CenturyLink, Inc.	7,523	178,897
Viacom, Inc. — Class B	4,780	167,778
Juniper Networks, Inc.	5,234	147,913
F5 Networks, Inc.*	899	130,103
Interpublic Group of Companies, Inc.	5,463	127,889
VeriSign, Inc.*	1,252	95,240
Scripps Networks Interactive, Inc. — Class A	1,311	93,566
Discovery Communications, Inc. — Class C*	3,036	81,304
TripAdvisor, Inc.*	1,573	72,940
TEGNA, Inc.	2,951	63,122
News Corp. — Class A	5,256	60,234
Discovery Communications, Inc. — Class A*	2,091	57,314
Frontier Communications Corp.[1]	16,142	54,560
News Corp. — Class B	1,648	19,446
Total Communications		35,068,509
Industrial - 7.7%
General Electric Co.	121,738	3,846,921
3M Co.	8,277	1,478,024
Boeing Co.	7,898	1,229,560
Honeywell International, Inc.	10,488	1,215,035
Union Pacific Corp.	11,341	1,175,835
United Technologies Corp.	10,538	1,155,176
United Parcel Service, Inc. — Class B	9,486	1,087,475
Lockheed Martin Corp.	3,467	866,542
Caterpillar, Inc.[1]	8,051	746,650
General Dynamics Corp.	3,939	680,108
FedEx Corp.	3,365	626,563
Raytheon Co.	4,041	573,822
Northrop Grumman Corp.	2,426	564,239
Illinois Tool Works, Inc.	4,347	532,335
Johnson Controls International plc	12,890	530,939
Emerson Electric Co.	8,845	493,108
CSX Corp.	12,890	463,138
Norfolk Southern Corp.	4,018	434,225
Eaton Corp. plc	6,216	417,031
Deere & Co.	3,981	410,202
Waste Management, Inc.	5,596	396,812
TE Connectivity Ltd.	4,890	338,779
Corning, Inc.	13,090	317,694
Cummins, Inc.	2,122	290,014
Amphenol Corp. — Class A	4,245	285,264
Ingersoll-Rand plc	3,555	266,767
Parker-Hannifin Corp.	1,836	257,040
Roper Technologies, Inc.	1,396	255,580
Stanley Black & Decker, Inc.	2,074	237,867
Rockwell Automation, Inc.	1,765	237,216
Vulcan Materials Co.	1,821	227,898
Fortive Corp.	4,139	221,974
Agilent Technologies, Inc.	4,464	203,380
Martin Marietta Materials, Inc.	873	193,396
Republic Services, Inc. — Class A	3,181	181,476
Ball Corp.	2,406	180,618
Textron, Inc.	3,718	180,546

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.8% (continued)
Industrial - 7.7% (continued)
WestRock Co.	3,455	$175,411
Harris Corp.	1,710	175,224
TransDigm Group, Inc.	690	171,782
Rockwell Collins, Inc.	1,793	166,319
L-3 Communications Holdings, Inc.	1,064	161,845
Dover Corp.	2,138	160,200
AMETEK, Inc.	3,185	154,791
Mettler-Toledo International, Inc.*,1	361	151,100
Waters Corp.*	1,109	149,039
Masco Corp.	4,518	142,859
CH Robinson Worldwide, Inc.	1,949	142,784
Acuity Brands, Inc.	607	140,132
Snap-on, Inc.	798	136,673
Expeditors International of Washington, Inc.	2,482	131,447
Pentair plc	2,301	129,017
Kansas City Southern	1,480	125,578
Xylem, Inc.	2,469	122,265
Sealed Air Corp.	2,660	120,604
J.B. Hunt Transport Services, Inc.	1,204	116,872
Fortune Brands Home & Security, Inc.	2,123	113,496
Arconic, Inc.	6,034	111,870
Fluor Corp.	1,916	100,628
Jacobs Engineering Group, Inc.	1,662	94,734
Stericycle, Inc.*	1,171	90,214
Flowserve Corp.	1,795	86,250
Allegion plc	1,320	84,480
PerkinElmer, Inc.	1,507	78,590
Garmin Ltd.	1,582	76,711
FLIR Systems, Inc.	1,873	67,784
Ryder System, Inc.	736	54,788
Total Industrial		26,532,736
Consumer, Cyclical - 7.1%
Home Depot, Inc.	16,763	2,247,583
Wal-Mart Stores, Inc.	20,723	1,432,373
McDonald's Corp.	11,428	1,391,016
CVS Health Corp.	14,676	1,158,083
Starbucks Corp.	20,028	1,111,955
Walgreens Boots Alliance, Inc.	11,777	974,665
Costco Wholesale Corp.	6,015	963,062
NIKE, Inc. — Class B	18,388	934,662
Lowe's Companies, Inc.	11,970	851,306
TJX Companies, Inc.	8,971	673,992
General Motors Co.	19,089	665,061
Ford Motor Co.	53,708	651,478
Target Corp.	7,730	558,338
Delta Air Lines, Inc.	10,134	498,491
Southwest Airlines Co.	8,471	422,195
Marriott International, Inc. — Class A	4,406	364,288
O'Reilly Automotive, Inc.*	1,300	361,932
Ross Stores, Inc.	5,457	357,979
American Airlines Group, Inc.	7,130	332,900
AutoZone, Inc.*,1	397	313,547
PACCAR, Inc.	4,824	308,254
Yum! Brands, Inc.	4,798	303,857
Carnival Corp.	5,771	300,438
Newell Brands, Inc.	6,638	296,387
United Continental Holdings, Inc.*,1	3,973	289,552
Dollar General Corp.	3,498	259,097
Delphi Automotive plc	3,727	251,014
Dollar Tree, Inc.*	3,249	250,758
VF Corp.	4,555	243,009
L Brands, Inc.	3,306	217,667
Ulta Salon Cosmetics & Fragrance, Inc.*	807	205,737
Genuine Parts Co.	2,047	195,570
Royal Caribbean Cruises Ltd.	2,303	188,938
Whirlpool Corp.	1,034	187,950
Fastenal Co.	3,977	186,839
WW Grainger, Inc.	754	175,117
Mohawk Industries, Inc.*	868	173,322
Advance Auto Parts, Inc.	1,014	171,488
CarMax, Inc.*	2,619	168,637
Best Buy Co., Inc.	3,757	160,311
Macy's, Inc.	4,206	150,617
Alaska Air Group, Inc.	1,696	150,486
Chipotle Mexican Grill, Inc. — Class A*	398	150,173
Harley-Davidson, Inc.	2,433	141,941
Tractor Supply Co.	1,806	136,913
Coach, Inc.	3,858	135,107
Foot Locker, Inc.	1,862	131,997
LKQ Corp.*	4,232	129,711
Mattel, Inc.	4,707	129,678
DR Horton, Inc.	4,670	127,631
Darden Restaurants, Inc.	1,694	123,188
Hasbro, Inc.	1,546	120,263
Kohl's Corp.	2,428	119,895
Lennar Corp. — Class A	2,704	116,083
Tiffany & Co.[1]	1,473	114,054
Wyndham Worldwide Corp.	1,483	113,257
Hanesbrands, Inc.	5,201	112,186
Goodyear Tire & Rubber Co.	3,592	110,885
BorgWarner, Inc.	2,755	108,657
Harman International Industries, Inc.	959	106,602
PVH Corp.	1,091	98,452
Michael Kors Holdings Ltd.*	2,260	97,135
Wynn Resorts Ltd.	1,092	94,469
Signet Jewelers Ltd.[1]	958	90,301
Leggett & Platt, Inc.	1,840	89,939
Bed Bath & Beyond, Inc.	2,093	85,060
Staples, Inc.	8,952	81,016
Nordstrom, Inc.[1]	1,598	76,592
PulteGroup, Inc.	4,096	75,284
Under Armour, Inc. — Class A*,1	2,529	73,467
Ralph Lauren Corp. — Class A	775	69,998
The Gap, Inc.	3,019	67,746
Under Armour, Inc. — Class C*	2,543	64,007
AutoNation, Inc.*	904	43,980
Urban Outfitters, Inc.*	1,216	34,632
Total Consumer, Cyclical		24,470,250

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.8% (continued)
Energy - 5.8%
Exxon Mobil Corp.	57,064	$5,150,596
Chevron Corp.	25,978	3,057,610
Schlumberger Ltd.	19,146	1,607,307
ConocoPhillips	17,051	854,937
EOG Resources, Inc.	7,933	802,027
Occidental Petroleum Corp.	10,516	749,055
Halliburton Co.	11,896	643,455
Kinder Morgan, Inc.	26,419	547,138
Anadarko Petroleum Corp.	7,691	536,293
Phillips 66	6,092	526,410
Valero Energy Corp.	6,229	425,565
Pioneer Natural Resources Co.	2,336	420,644
Spectra Energy Corp.	9,654	396,683
Baker Hughes, Inc.	5,818	377,995
Marathon Petroleum Corp.	7,263	365,692
Apache Corp.	5,221	331,377
Devon Energy Corp.	7,205	329,052
Williams Companies, Inc.	9,403	292,809
Concho Resources, Inc.*	2,010	266,526
Hess Corp.	3,670	228,604
Noble Energy, Inc.	5,899	224,516
Marathon Oil Corp.	11,659	201,817
National Oilwell Varco, Inc.	5,197	194,576
Cimarex Energy Co.	1,307	177,621
ONEOK, Inc.	2,897	166,317
Equities Corp.	2,377	155,456
Cabot Oil & Gas Corp. — Class A	6,401	149,527
Tesoro Corp.	1,608	140,620
Helmerich & Payne, Inc.[1]	1,489	115,249
FMC Technologies, Inc.*	3,106	110,356
Newfield Exploration Co.*	2,714	109,917
Range Resources Corp.	2,585	88,821
Transocean Ltd.*,1	5,357	78,962
Southwestern Energy Co.*	6,754	73,078
Chesapeake Energy Corp.*	10,258	72,011
Murphy Oil Corp.	2,228	69,358
First Solar, Inc.*,1	1,072	34,400
Total Energy		20,072,377
Utilities - 2.4%
NextEra Energy, Inc.	6,430	768,128
Duke Energy Corp.	9,481	735,915
Southern Co.	13,486	663,376
Dominion Resources, Inc.	8,625	660,589
Exelon Corp.	12,705	450,900
American Electric Power Company, Inc.	6,767	426,050
PG&E Corp.	6,959	422,898
Sempra Energy	3,441	346,302
Edison International	4,484	322,803
PPL Corp.	9,353	318,470
Consolidated Edison, Inc.	4,193	308,940
Public Service Enterprise Group, Inc.	6,962	305,493
Xcel Energy, Inc.	6,990	284,493
WEC Energy Group, Inc.	4,343	254,717
DTE Energy Co.	2,469	243,221
Eversource Energy	4,365	241,079
FirstEnergy Corp.	5,859	181,453
Entergy Corp.	2,465	181,104
American Water Works Co., Inc.	2,450	177,282
Ameren Corp.	3,339	175,164
CMS Energy Corp.	3,841	159,862
CenterPoint Energy, Inc.	5,927	146,041
SCANA Corp.	1,967	144,142
Pinnacle West Capital Corp.	1,532	119,542
Alliant Energy Corp.	3,131	118,634
AES Corp.	9,071	105,405
NiSource, Inc.	4,441	98,324
NRG Energy, Inc.	4,341	53,221
Total Utilities		8,413,548
Basic Materials - 1.8%
Dow Chemical Co.	15,432	883,019
EI du Pont de Nemours & Co.	11,963	878,084
Monsanto Co.	6,027	634,100
Praxair, Inc.	3,927	460,205
Air Products & Chemicals, Inc.	2,991	430,166
LyondellBasell Industries N.V. — Class A	4,599	394,502
PPG Industries, Inc.	3,633	344,263
International Paper Co.	5,659	300,267
Sherwin-Williams Co.	1,112	298,839
Nucor Corp.	4,383	260,876
Newmont Mining Corp.	7,304	248,847
Freeport-McMoRan, Inc.*	17,239	227,382
Eastman Chemical Co.	2,019	151,849
Mosaic Co.	4,820	141,371
Albemarle Corp.	1,548	133,252
International Flavors & Fragrances, Inc.	1,093	128,788
FMC Corp.	1,842	104,184
CF Industries Holdings, Inc.	3,208	100,988
Total Basic Materials		6,120,982
Diversified - 0.0%
Leucadia National Corp.	4,459	103,672
Total Common Stocks
(Cost $264,107,777)		265,149,352

MUTUAL FUNDS† - 6.7%
Guggenheim Strategy Fund I2	481,979	12,049,463
Guggenheim Strategy Fund II2	442,440	11,038,866
Total Mutual Funds
(Cost $22,968,825)		23,088,329

	Face Amount
FEDERAL AGENCY NOTES†† - 2.9%
Federal Home Loan Bank[3]
0.50% due 01/12/18[4]	$10,000,000	9,997,610
Total Federal Agency Notes
(Cost $9,998,763)		9,997,610

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
0.30% due 01/05/17[5,6]	1,000,000	999,980
0.46% due 01/12/17[5,6]	100,000	99,990
Total U.S. Treasury Bills		1,099,970
Total U.S. Treasury Bills
(Cost $1,099,951)		1,099,970

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,[7] - 4.5%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[8]	$11,514,559	11,514,559
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	3,971,197	3,971,197
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	145,854	145,854
Total Repurchase Agreements
(Cost $15,631,610)		15,631,610

	Shares
SECURITIES LENDING COLLATERAL†,[9] - 0.0%
First American Government Obligations Fund - Class Z, 0.42%	107,705	107,705
Total Securities Lending Collateral
(Cost $107,705)		107,705
Total Investments - 91.2%
(Cost $313,914,631)		$315,074,576
Other Assets & Liabilities, net - 8.8%		30,463,712
Total Net Assets - 100.0%		$345,538,288

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $63,726,000)	570	$(6,028)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas January 2017 S&P 500 Index Swap 0.88%[10], Terminating 01/03/17 (Notional Value $130,457,858)	58,271	$1,598,841
Barclays Bank plc January 2017 S&P 500 Index Swap 1.07%[10], Terminating 01/31/17 (Notional Value $8,756,939)	3,911	(109,868)
Goldman Sachs International January 2017 S&P 500 Index Swap 0.88%[10], Terminating 01/27/17 (Notional Value $49,822,490)	22,254	(625,996)
(Total Notional Value $189,037,287)		$862,977

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Affiliated issuers — See Note 6.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at Decmeber 31, 2016.
[5]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[9]	Securities lending collateral — See Note 5.
[10]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$265,149,352	$—	$—	$—	$—	$265,149,352
Equity Index Swap Agreements	—	—	—	1,598,841	—	1,598,841
Federal Agency Notes	—	—	9,997,610	—	—	9,997,610
Mutual Funds	23,088,329	—	—	—	—	23,088,329
Repurchase Agreements	—	—	15,631,610	—	—	15,631,610
Securities Lending Collateral	107,705	—	—	—	—	107,705
U.S. Treasury Bills	1,099,970	—	—	—	—	1,099,970
Total	$289,445,356	$—	$26,629,220	$1,598,841	$—	$316,673,417

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$6,028	$—	$—	$—	$6,028
Equity Index Swap Agreements	—	—	—	735,864	—	735,864
Total	$—	$6,028	$—	$735,864	$—	$741,892

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 95.7%
Mining - 95.7%
Barrick Gold Corp.	250,906	$4,009,477
Newmont Mining Corp.	115,373	3,930,758
Freeport-McMoRan, Inc.*	292,649	3,860,040
Goldcorp, Inc.	235,413	3,201,617
Franco-Nevada Corp.	51,200	3,059,712
Agnico Eagle Mines Ltd.	69,974	2,938,908
Silver Wheaton Corp.	138,957	2,684,650
Randgold Resources Ltd. ADR[1]	32,589	2,487,844
AngloGold Ashanti Ltd. ADR*	184,100	1,934,891
Royal Gold, Inc.	28,157	1,783,746
Kinross Gold Corp.*	549,355	1,708,494
Cia de Minas Buenaventura S.A.A. ADR	147,501	1,663,811
Tahoe Resources, Inc.	157,715	1,485,675
Gold Fields Ltd. ADR	492,291	1,481,796
Yamana Gold, Inc.	520,896	1,463,718
Eldorado Gold Corp.*	450,611	1,450,967
B2Gold Corp.*	593,796	1,407,297
Pan American Silver Corp.	88,441	1,332,806
Sibanye Gold Ltd. ADR	182,617	1,289,276
Hecla Mining Co.	237,968	1,246,952
Alamos Gold, Inc. — Class A	176,150	1,204,866
New Gold, Inc.*	340,258	1,190,903
Stillwater Mining Co.*	73,311	1,181,040
IAMGOLD Corp.*	305,816	1,177,392
Pretium Resources, Inc.*,1	142,616	1,175,156
Novagold Resources, Inc.*,1	255,478	1,164,980
Coeur Mining, Inc.*	124,740	1,133,887
First Majestic Silver Corp.*,1	130,033	992,152
Silver Standard Resources, Inc.*	106,625	951,095
Harmony Gold Mining Company Ltd. ADR	428,079	946,055
McEwen Mining, Inc.[1]	296,777	863,621
Fortuna Silver Mines, Inc.*	141,908	801,780
Sandstorm Gold Ltd.*,1	189,259	738,110
Seabridge Gold, Inc.*,1	71,051	579,066
Endeavour Silver Corp.*,1	110,795	389,998
Richmont Mines, Inc.*	45,738	297,297
AuRico Metals, Inc.*	5	4
Total Mining		59,209,837
Total Common Stocks
(Cost $42,650,281)		59,209,837

EXCHANGE-TRADED FUNDS† - 3.7%
VanEck Vectors Junior Gold Miners ETF[1]	73,608	2,322,332
Total Exchange-Traded Funds
(Cost $1,697,534)		2,322,332

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.9%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$559,703	559,703
Total Repurchase Agreement
(Cost $559,703)		559,703

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.6%
First American Government Obligations Fund - Class Z, 0.42%[4]	4,106,356	4,106,356
Total Securities Lending Collateral
(Cost $4,106,356)		4,106,356
Total Investments - 106.9%
(Cost $49,013,874)		$66,198,228
Other Assets & Liabilities, net - (6.9)%		(4,251,686)
Total Net Assets - 100.0%		$61,946,542

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$59,209,837	$—	$—	$59,209,837
Exchange-Traded Funds	2,322,332	—	—	2,322,332
Repurchase Agreement	—	559,703	—	559,703
Securities Lending Collateral	4,106,356	—	—	4,106,356
Total	$65,638,525	$559,703	$—	$66,198,228

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.2%
REITs - 94.4%
REITs-Diversified - 22.1%
American Tower Corp. — Class A	3,253	$343,776
Crown Castle International Corp.	3,362	291,720
Equinix, Inc.	727	259,837
Weyerhaeuser Co.	8,218	247,280
Vornado Realty Trust	2,256	235,459
Digital Realty Trust, Inc.	2,140	210,276
Duke Realty Corp.	6,085	161,618
Lamar Advertising Co. — Class A	2,009	135,085
WP Carey, Inc.	2,220	131,180
Liberty Property Trust	3,251	128,415
Forest City Realty Trust, Inc. — Class A	6,102	127,166
EPR Properties	1,581	113,468
CoreSite Realty Corp.	1,326	105,245
New Residential Investment Corp.	6,682	105,041
STORE Capital Corp.	4,219	104,251
DuPont Fabros Technology, Inc.	2,368	104,026
Communications Sales & Leasing, Inc.*	4,044	102,758
Cousins Properties, Inc.	11,801	100,427
Retail Properties of America, Inc. — Class A	6,519	99,936
Outfront Media, Inc.	3,927	97,664
PS Business Parks, Inc.	823	95,896
Rayonier, Inc.	3,568	94,909
NorthStar Realty Finance Corp.	5,866	88,870
Lexington Realty Trust	7,918	85,514
GEO Group, Inc.	2,377	85,406
Washington Real Estate Investment Trust	2,522	82,444
American Assets Trust, Inc.	1,701	73,279
STAG Industrial, Inc.	3,048	72,756
Potlatch Corp.	1,630	67,890
Total REITs-Diversified		3,951,592
REITs-Office Property - 11.7%
Boston Properties, Inc.	1,830	230,176
SL Green Realty Corp.	1,594	171,435
Alexandria Real Estate Equities, Inc.	1,431	159,027
VEREIT, Inc.	17,907	151,493
Kilroy Realty Corp.	1,857	135,970
Douglas Emmett, Inc.	3,351	122,513
Highwoods Properties, Inc.	2,348	119,771
Hudson Pacific Properties, Inc.	3,389	117,869
Equity Commonwealth*	3,403	102,907
Paramount Group, Inc.	6,146	98,275
Corporate Office Properties Trust	3,002	93,722
Empire State Realty Trust, Inc. — Class A	4,640	93,682
Piedmont Office Realty Trust, Inc. — Class A	4,451	93,070
Brandywine Realty Trust	5,558	91,763
Columbia Property Trust, Inc.	4,022	86,875
Mack-Cali Realty Corp.	2,985	86,625
New York REIT, Inc.	6,969	70,526
Government Properties Income Trust	3,237	61,713
Total REITs-Office Property		2,087,412
REITs-Apartments - 10.5%
AvalonBay Communities, Inc.	1,496	265,015
Equity Residential	4,017	258,533
Essex Property Trust, Inc.[1]	919	213,667
Mid-America Apartment Communities, Inc.	1,791	175,375
UDR, Inc.	4,622	168,611
Camden Property Trust	1,733	145,693
Apartment Investment & Management Co. — Class A	3,202	145,531
American Campus Communities, Inc.	2,739	136,320
American Homes 4 Rent — Class A	5,769	121,034
Education Realty Trust, Inc.	2,235	94,541
Colony Starwood Homes	3,128	90,118
Monogram Residential Trust, Inc.	6,613	71,553
Total REITs-Apartments		1,885,991
REITs-Health Care - 9.2%
Welltower, Inc.	3,886	260,091
Ventas, Inc.	3,953	247,142
HCP, Inc.	6,574	195,379
Omega Healthcare Investors, Inc.	4,180	130,667
Senior Housing Properties Trust	6,124	115,927
Healthcare Trust of America, Inc. — Class A	3,693	107,503
Medical Properties Trust, Inc.	8,607	105,866
Healthcare Realty Trust, Inc.	3,254	98,661
National Health Investors, Inc.	1,219	90,413
Physicians Realty Trust	4,493	85,187
Care Capital Properties, Inc.	3,183	79,575
Sabra Health Care REIT, Inc.	2,781	67,912
Quality Care Properties, Inc.*	4,016	62,248
Total REITs-Health Care		1,646,571
REITs-Shopping Centers - 7.6%
Kimco Realty Corp.	6,723	169,151
Federal Realty Investment Trust	1,185	168,400
Brixmor Property Group, Inc.	5,930	144,811
Regency Centers Corp.	2,055	141,692
DDR Corp.	8,272	126,313
Weingarten Realty Investors	3,168	113,383
Equity One, Inc.	3,628	111,343
Acadia Realty Trust	2,648	86,537
Urban Edge Properties	3,132	86,161
Retail Opportunity Investments Corp.	3,837	81,076
Kite Realty Group Trust	3,112	73,070
Ramco-Gershenson Properties Trust	3,589	59,506
Total REITs-Shopping Centers		1,361,443
REITs-Regional Malls - 6.4%
Simon Property Group, Inc.	2,163	384,300
General Growth Properties, Inc.	9,740	243,305

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
REITs - 94.4% (continued)
REITs-Regional Malls - 6.4% (continued)
Macerich Co.	2,378	$168,458
Taubman Centers, Inc.	1,498	110,747
Tanger Factory Outlet Centers, Inc.	2,795	100,005
CBL & Associates Properties, Inc.	6,491	74,647
Washington Prime Group, Inc.	7,088	73,786
Total REITs-Regional Malls		1,155,248
REITs-Hotels - 6.4%
Host Hotels & Resorts, Inc.	10,426	196,425
MGM Growth Properties LLC — Class A1	4,925	124,652
Hospitality Properties Trust	3,843	121,977
Apple Hospitality REIT, Inc.	5,598	111,848
LaSalle Hotel Properties	3,220	98,113
Sunstone Hotel Investors, Inc.	6,246	95,252
Ryman Hospitality Properties, Inc.	1,491	93,948
RLJ Lodging Trust	3,738	91,544
DiamondRock Hospitality Co.	7,068	81,494
Pebblebrook Hotel Trust	2,565	76,309
FelCor Lodging Trust, Inc.	6,710	53,747
Total REITs-Hotels		1,145,309
REITs-Mortgage - 5.9%
Annaly Capital Management, Inc.	16,782	167,316
AGNC Investment Corp.	7,252	131,479
Starwood Property Trust, Inc.	5,660	124,237
Chimera Investment Corp.	5,547	94,410
Two Harbors Investment Corp.	10,510	91,647
Blackstone Mortgage Trust, Inc. — Class A	2,965	89,158
MFA Financial, Inc.	11,643	88,836
Colony Capital, Inc. — Class A	4,028	81,567
Invesco Mortgage Capital, Inc.	4,638	67,715
Apollo Commercial Real Estate Finance, Inc.	3,722	61,860
CYS Investments, Inc.	7,503	57,998
Total REITs-Mortgage		1,056,223
REITs-Storage - 4.9%
Public Storage	1,499	335,027
Extra Space Storage, Inc.	2,203	170,160
Iron Mountain, Inc.	4,848	157,463
CubeSmart	4,418	118,270
Life Storage, Inc.	1,248	106,404
Total REITs-Storage		887,324
REITs-Warehouse/Industries - 4.2%
Prologis, Inc.	5,250	277,147
DCT Industrial Trust, Inc.	2,307	110,459
CyrusOne, Inc.	2,206	98,674
First Industrial Realty Trust, Inc.	3,394	95,202
EastGroup Properties, Inc.	1,119	82,627
QTS Realty Trust, Inc. — Class A	1,641	81,476
Total REITs-Warehouse/Industries		745,585
REITs-Single Tenant - 3.0%
Realty Income Corp.	3,556	204,399
National Retail Properties, Inc.	3,071	135,738
Spirit Realty Capital, Inc.	11,265	122,338
Select Income REIT	3,143	79,204
Total REITs-Single Tenant		541,679
REITs-Manufactured Homes - 1.4%
Equity LifeStyle Properties, Inc.	1,841	132,736
Sun Communities, Inc.	1,655	126,790
Total REITs-Manufactured Homes		259,526
REITS-Diversified - 1.1%
Gramercy Property Trust*	11,676	107,185
CoreCivic, Inc.	3,562	87,127
Total REITS-Diversified		194,312
Total REITs		16,918,215
Real Estate - 3.7%
Real Estate Management/Services - 2.2%
CBRE Group, Inc. — Class A*	5,457	171,841
Jones Lang LaSalle, Inc.	1,123	113,468
Realogy Holdings Corp.	4,073	104,798
Total Real Estate Management/Services		390,107
Real Estate Operations/Development - 1.5%
Brookfield Asset Management, Inc. — Class A	4,891	161,452
Howard Hughes Corp.*	1,002	114,328
Total Real Estate Operations/Development		275,780
Total Real Estate		665,887
Entertainment - 0.7%
Casino Services - 0.7%
Gaming and Leisure Properties, Inc.	4,365	133,656
Private Equity - 0.4%
Real Estate Management/Services - 0.4%
Kennedy-Wilson Holdings, Inc.	3,927	80,504

Total Common Stocks
(Cost $16,352,351)		17,798,262

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.0%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$2,669	2,669
Total Repurchase Agreement
(Cost $2,669)		2,669

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.9%
First American Government Obligations Fund - Class Z, 0.42%[4]	165,122	$165,122
Total Securities Lending Collateral
(Cost $165,122)		165,122
Total Investments - 100.1%
(Cost $16,520,142)		$17,966,053
Other Assets & Liabilities, net - (0.1)%		(9,784)
Total Net Assets - 100.0%		$17,956,269

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$17,798,262	$—	$—	$17,798,262
Repurchase Agreement	—	2,669	—	2,669
Securities Lending Collateral	165,122	—	—	165,122
Total	$17,963,384	$2,669	$—	$17,966,053

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 100.2%
Retail - 73.8%
Wal-Mart Stores, Inc.	36,194	$2,501,728
Home Depot, Inc.	16,513	2,214,064
Walgreens Boots Alliance, Inc.	19,286	1,596,109
CVS Health Corp.	20,001	1,578,279
Costco Wholesale Corp.	9,217	1,475,734
Lowe's Companies, Inc.	19,111	1,359,174
TJX Companies, Inc.	16,202	1,217,256
Target Corp.	15,178	1,096,307
O'Reilly Automotive, Inc.*	3,203	891,747
Ross Stores, Inc.	13,485	884,615
AutoZone, Inc.*	1,066	841,916
Dollar General Corp.	10,805	800,326
L Brands, Inc.	11,377	749,061
Dollar Tree, Inc.*	9,453	729,583
Ulta Salon Cosmetics & Fragrance, Inc.*	2,775	707,459
Genuine Parts Co.	6,833	652,825
CarMax, Inc.*	9,980	642,613
Advance Auto Parts, Inc.	3,710	627,435
Best Buy Co., Inc.	14,285	609,541
Macy's, Inc.	15,810	566,156
Tractor Supply Co.	7,352	557,355
Tiffany & Co.	6,855	530,783
Foot Locker, Inc.	7,447	527,918
Kohl's Corp.	10,383	512,713
Rite Aid Corp.*	62,042	511,226
The Gap, Inc.	22,447	503,711
Nordstrom, Inc.[1]	10,045	481,457
Signet Jewelers Ltd.	4,847	456,878
Burlington Stores, Inc.*	5,077	430,276
Dick's Sporting Goods, Inc.	7,987	424,109
Staples, Inc.	45,358	410,490
Bed Bath & Beyond, Inc.	10,093	410,180
AutoNation, Inc.*	8,314	404,476
Penske Automotive Group, Inc.	7,240	375,322
Michaels Companies, Inc.*	17,280	353,376
Williams-Sonoma, Inc.	7,172	347,053
Sally Beauty Holdings, Inc.*	13,052	344,834
Cabela's, Inc.*	5,845	342,225
CST Brands, Inc.	7,043	339,120
Urban Outfitters, Inc.*	11,029	314,106
American Eagle Outfitters, Inc.	18,700	283,679
GameStop Corp. — Class A	11,061	279,401
Lithia Motors, Inc. — Class A	2,880	278,870
PriceSmart, Inc.	3,267	272,795
J.C. Penney Company, Inc.*	32,741	272,078
Five Below, Inc.*	6,680	266,933
Big Lots, Inc.	5,148	258,481
Dillard's, Inc. — Class A	4,083	255,963
Group 1 Automotive, Inc.	3,061	238,574
DSW, Inc. — Class A	10,420	236,013
Ollie's Bargain Outlet Holdings, Inc.*	8,250	234,713
Children's Place, Inc.	2,304	232,589
HSN, Inc.	6,781	232,588
Chico's FAS, Inc.	15,687	225,736
Restoration Hardware Holdings, Inc.*,1	6,947	213,273
Genesco, Inc.*	3,077	191,082
Tailored Brands, Inc.	7,433	189,913
Ascena Retail Group, Inc.*	29,530	182,791
Guess?, Inc.	14,630	177,023
Abercrombie & Fitch Co. — Class A	13,060	156,720
Hibbett Sports, Inc.*	4,200	156,660
Express, Inc.*	14,383	154,761
GNC Holdings, Inc. — Class A	13,381	147,726
Finish Line, Inc. — Class A	7,588	142,730
Francesca's Holdings Corp.*	7,600	137,028
Zumiez, Inc.*	5,680	124,108
Lumber Liquidators Holdings, Inc.*,1	7,260	114,272
Big 5 Sporting Goods Corp.	6,340	109,999
Total Retail		36,086,035
Internet - 20.9%
Amazon.com, Inc.*	4,372	3,278,432
Priceline Group, Inc.*	1,007	1,476,322
Netflix, Inc.*	10,484	1,297,919
Ctrip.com International Ltd. ADR*	18,370	734,800
JD.com, Inc. ADR*	28,770	731,909
Expedia, Inc.	6,385	723,293
Vipshop Holdings Ltd. ADR*	45,422	500,096
TripAdvisor, Inc.*	9,694	449,511
Wayfair, Inc. — Class A*,1	8,442	295,892
Liberty Expedia Holdings, Inc. — Class A*	6,608	262,139
Shutterfly, Inc.*	4,581	229,875
Etsy, Inc.*	17,796	209,637
Total Internet		10,189,825
Distribution & Wholesale - 2.4%
LKQ Corp.*	17,225	527,946
Pool Corp.	3,526	367,903
Core-Mark Holding Company, Inc.	6,113	263,287
Total Distribution & Wholesale		1,159,136
Commercial Services - 1.7%
Aaron's, Inc.	8,141	260,430
Monro Muffler Brake, Inc.	4,232	242,070
NutriSystem, Inc.	5,230	181,220
Rent-A-Center, Inc.	11,791	132,649
Total Commercial Services		816,369
Oil & Gas - 0.6%
Murphy USA, Inc.*	4,411	271,144
Leisure Time - 0.4%
Liberty TripAdvisor Holdings, Inc. — Class A*	12,228	184,031
Home Furnishings - 0.4%
Select Comfort Corp.*	7,632	172,636
Total Common Stocks
(Cost $46,079,418)		48,879,176

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.3%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$128,958	$128,958
Total Repurchase Agreement
(Cost $128,958)		128,958

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
First American Government Obligations Fund - Class Z, 0.42%[4]	358,094	358,094
Total Securities Lending Collateral
(Cost $358,094)		358,094
Total Investments - 101.2%
(Cost $46,566,470)		$49,366,228
Other Assets & Liabilities, net - (1.2)%		(562,761)
Total Net Assets - 100.0%		$48,803,467

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$48,879,176	$—	$—	$48,879,176
Repurchase Agreement	—	128,958	—	128,958
Securities Lending Collateral	358,094	—	—	358,094
Total	$49,237,270	$128,958	$—	$49,366,228

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3%
Financial - 2.6%
Webster Financial Corp.	72	$3,907
Prosperity Bancshares, Inc.	52	3,732
Bank of the Ozarks, Inc.	69	3,628
PrivateBancorp, Inc. — Class A	62	3,359
Investors Bancorp, Inc.	233	3,249
Umpqua Holdings Corp.	173	3,248
Radian Group, Inc.	169	3,040
Gramercy Property Trust	331	3,039
New Residential Investment Corp.	190	2,986
Wintrust Financial Corp.	40	2,902
Medical Properties Trust, Inc.	231	2,842
Texas Capital Bancshares, Inc.*	36	2,822
Chemical Financial Corp.	52	2,817
MB Financial, Inc.	59	2,787
MGIC Investment Corp.*	267	2,721
UMB Financial Corp.	35	2,699
Healthcare Realty Trust, Inc.	89	2,698
CNO Financial Group, Inc.	140	2,681
IBERIABANK Corp.	32	2,680
FNB Corp.	165	2,645
Home BancShares, Inc.	95	2,638
Hancock Holding Co.	61	2,629
Sunstone Hotel Investors, Inc.	170	2,593
LaSalle Hotel Properties	84	2,559
Primerica, Inc.	37	2,559
First Industrial Realty Trust, Inc.	91	2,553
DuPont Fabros Technology, Inc.	58	2,548
Hudson Pacific Properties, Inc.	73	2,539
Fulton Financial Corp.	135	2,538
Stifel Financial Corp.*	50	2,497
Education Realty Trust, Inc.	58	2,454
Washington Federal, Inc.	71	2,439
United Bankshares, Inc.	51	2,359
Pinnacle Financial Partners, Inc.	34	2,356
RLJ Lodging Trust	95	2,327
Sterling Bancorp	99	2,317
First Financial Bankshares, Inc.	50	2,260
Valley National Bancorp	194	2,258
Cousins Properties, Inc.	265	2,255
Cathay General Bancorp	58	2,206
Hope Bancorp, Inc.	100	2,189
Ellie Mae, Inc.*	26	2,176
Glacier Bancorp, Inc.	60	2,174
National Health Investors, Inc.	29	2,151
Ryman Hospitality Properties, Inc.	34	2,142
First Citizens BancShares, Inc. — Class A	6	2,130
Evercore Partners, Inc. — Class A	31	2,130
BancorpSouth, Inc.	68	2,111
WageWorks, Inc.*	29	2,103
Community Bank System, Inc.	34	2,101
GEO Group, Inc.	58	2,084
CoreSite Realty Corp.	26	2,064
Acadia Realty Trust	63	2,059
Mack-Cali Realty Corp.	70	2,031
Columbia Banking System, Inc.	45	2,011
Physicians Realty Trust	106	2,010
Great Western Bancorp, Inc.	46	2,005
Lexington Realty Trust	180	1,944
Selective Insurance Group, Inc.	45	1,937
Urban Edge Properties	70	1,926
Washington Real Estate Investment Trust	58	1,896
RLI Corp.	30	1,894
Trustmark Corp.	53	1,889
Old National Bancorp	104	1,888
Essent Group Ltd.*	58	1,877
EastGroup Properties, Inc.	25	1,846
QTS Realty Trust, Inc. — Class A	37	1,837
CVB Financial Corp.	79	1,811
DiamondRock Hospitality Co.	157	1,810
Colony Capital, Inc. — Class A	88	1,781
Enstar Group Ltd.*	9	1,779
Retail Opportunity Investments Corp.	84	1,775
Hilltop Holdings, Inc.	59	1,758
International Bancshares Corp.	43	1,754
PS Business Parks, Inc.	15	1,748
BGC Partners, Inc. — Class A	170	1,739
Pebblebrook Hotel Trust	56	1,666
South State Corp.	19	1,661
Alexander & Baldwin, Inc.	37	1,660
Capitol Federal Financial, Inc.	100	1,646
United Community Banks, Inc.	55	1,629
Blackhawk Network Holdings, Inc.*	43	1,620
First Midwest Bancorp, Inc.	63	1,589
EverBank Financial Corp.	81	1,575
Xenia Hotels & Resorts, Inc.	81	1,573
Financial Engines, Inc.	42	1,543
Kite Realty Group Trust	65	1,526
Washington Prime Group, Inc.	146	1,520
CBL & Associates Properties, Inc.	132	1,518
Argo Group International Holdings Ltd.	23	1,516
American Equity Investment Life Holding Co.	67	1,510
LegacyTexas Financial Group, Inc.	35	1,507
Genworth Financial, Inc. — Class A*	394	1,501
Janus Capital Group, Inc.	113	1,499
Colony Starwood Homes	51	1,469
TowneBank	44	1,463
Eagle Bancorp, Inc.*	24	1,463
Simmons First National Corp. — Class A	23	1,429
Monogram Residential Trust, Inc.	132	1,428
LTC Properties, Inc.	30	1,410
Independent Bank Corp.	20	1,409
PRA Group, Inc.*	36	1,408
NBT Bancorp, Inc.	33	1,382
Kemper Corp.	31	1,373
Horace Mann Educators Corp.	32	1,370

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Financial - 2.6% (continued)
First Financial Bancorp	48	$1,366
Provident Financial Services, Inc.	48	1,358
LendingClub Corp.*	258	1,355
Northwest Bancshares, Inc.	75	1,352
Renasant Corp.	32	1,351
ServisFirst Bancshares, Inc.[1]	36	1,348
Astoria Financial Corp.	72	1,343
BofI Holding, Inc.*,1	47	1,342
Banner Corp.	24	1,339
Yadkin Financial Corp.	39	1,336
American Assets Trust, Inc.	31	1,335
WesBanco, Inc.	31	1,335
Potlatch Corp.	32	1,333
Kennedy-Wilson Holdings, Inc.	65	1,333
New York REIT, Inc.	129	1,305
STAG Industrial, Inc.	54	1,289
Invesco Mortgage Capital, Inc.	88	1,285
Select Income REIT	50	1,260
Sabra Health Care REIT, Inc.	51	1,245
Chesapeake Lodging Trust	47	1,215
Union Bankshares Corp.	34	1,215
Waddell & Reed Financial, Inc. — Class A	62	1,209
First Merchants Corp.	32	1,205
Park National Corp.	10	1,197
Westamerica Bancorporation	19	1,196
Rexford Industrial Realty, Inc.	51	1,182
Ameris Bancorp	27	1,177
Kearny Financial Corp.	72	1,120
MBIA, Inc.*	103	1,102
FCB Financial Holdings, Inc. — Class A*	23	1,097
Summit Hotel Properties, Inc.	68	1,090
Franklin Street Properties Corp.	82	1,062
Navigators Group, Inc.	9	1,060
Boston Private Financial Holdings, Inc.	64	1,059
S&T Bancorp, Inc.	27	1,054
Global Net Lease, Inc.	134	1,048
Government Properties Income Trust	55	1,049
Tompkins Financial Corp.	11	1,040
Ramco-Gershenson Properties Trust	62	1,028
BNC Bancorp	32	1,021
WSFS Financial Corp.	22	1,020
Beneficial Bancorp, Inc.	55	1,012
Pennsylvania Real Estate Investment Trust	53	1,005
WisdomTree Investments, Inc.[1]	90	1,003
Terreno Realty Corp.	35	997
Employers Holdings, Inc.	25	990
First Commonwealth Financial Corp.	69	978
Four Corners Property Trust, Inc.	47	964
National General Holdings Corp.	38	950
AMERISAFE, Inc.	15	935
Apollo Commercial Real Estate Finance, Inc.	56	931
CYS Investments, Inc.	119	920
Redwood Trust, Inc.	60	913
CenterState Banks, Inc.	36	906
Lakeland Financial Corp.	19	900
Brookline Bancorp, Inc.	54	886
Berkshire Hills Bancorp, Inc.	24	884
Hanmi Financial Corp.	25	873
PennyMac Mortgage Investment Trust	53	868
FelCor Lodging Trust, Inc.	107	857
Seritage Growth Properties[1]	20	854
Alexander's, Inc.	2	854
HFF, Inc. — Class A	28	847
United Fire Group, Inc.	17	836
Stewart Information Services Corp.	18	829
Agree Realty Corp.	18	829
Cardinal Financial Corp.	25	820
Heartland Financial USA, Inc.	17	816
Nelnet, Inc. — Class A	16	812
Safety Insurance Group, Inc.	11	811
Maiden Holdings Ltd.	46	803
Stock Yards Bancorp, Inc.	17	798
Piper Jaffray Cos.	11	798
Ambac Financial Group, Inc.*	35	788
RE/MAX Holdings, Inc. — Class A	14	784
Aircastle Ltd.	37	771
Capstead Mortgage Corp.	75	764
St. Joe Co.*	40	760
Central Pacific Financial Corp.	24	754
Monmouth Real Estate Investment Corp.	49	747
Capital Bank Financial Corp. — Class A	19	746
City Holding Co.	11	744
Pacific Premier Bancorp, Inc.*	21	742
First Busey Corp.	24	739
Universal Insurance Holdings, Inc.	26	738
Parkway, Inc.*	33	734
State Bank Financial Corp.	27	725
Sandy Spring Bancorp, Inc.	18	720
Meridian Bancorp, Inc.	38	718
Southside Bancshares, Inc.	19	716
FNFV Group*	52	712
United Financial Bancorp, Inc.	39	708
Infinity Property & Casualty Corp.	8	703
CareTrust REIT, Inc.	45	689
Hersha Hospitality Trust	32	688
Walker & Dunlop, Inc.*	22	686
Customers Bancorp, Inc.*	19	681
Investors Real Estate Trust	95	676
Washington Trust Bancorp, Inc.	12	673
iStar, Inc.*	54	668
Cass Information Systems, Inc.	9	662
Banc of California, Inc.	38	659
Northfield Bancorp, Inc.	33	659

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Financial - 2.6% (continued)
Universal Health Realty Income Trust	10	$656
Flushing Financial Corp.	22	647
Enterprise Financial Services Corp.	15	645
Tier REIT, Inc.	37	643
First Interstate BancSystem, Inc. — Class A	15	638
ARMOUR Residential REIT, Inc.[1]	29	629
FBL Financial Group, Inc. — Class A	8	625
National Western Life Group, Inc. — Class A	2	622
PHH Corp.*	41	622
TrustCo Bank Corp. NY	71	621
MainSource Financial Group, Inc.	18	619
Meta Financial Group, Inc.	6	617
First BanCorp*	93	615
Greenhill & Company, Inc.	22	609
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32	608
National Bank Holdings Corp. — Class A	19	606
Third Point Reinsurance Ltd.*	52	601
HomeStreet, Inc.*	19	600
Chatham Lodging Trust	29	596
National Storage Affiliates Trust	27	596
Community Trust Bancorp, Inc.	12	595
Heritage Financial Corp.	23	592
NorthStar Realty Europe Corp.	47	591
Virtus Investment Partners, Inc.	5	590
New Senior Investment Group, Inc.	60	587
Univest Corporation of Pennsylvania	19	587
Lakeland Bancorp, Inc.	30	585
German American Bancorp, Inc.	11	579
ConnectOne Bancorp, Inc.	22	571
New York Mortgage Trust, Inc. REIT	86	568
MTGE Investment Corp.	36	565
Oritani Financial Corp.	30	563
Independent Bank Group, Inc.	9	562
BancFirst Corp.	6	558
InfraREIT, Inc.	31	555
Urstadt Biddle Properties, Inc. — Class A	23	555
Bryn Mawr Bank Corp.	13	548
TriCo Bancshares	16	547
Encore Capital Group, Inc.*	19	544
KCG Holdings, Inc. — Class A*	41	543
Cohen & Steers, Inc.	16	538
1st Source Corp.	12	536
Getty Realty Corp.	21	535
Camden National Corp.	12	533
Saul Centers, Inc.	8	533
Greenlight Capital Re Ltd. — Class A*	23	524
Preferred Bank/Los Angeles CA	10	524
Investment Technology Group, Inc.	26	513
Moelis & Co. — Class A	15	509
Seacoast Banking Corporation of Florida*	23	507
Easterly Government Properties, Inc.	25	501
First of Long Island Corp.	18	500
First Potomac Realty Trust	45	494
Bridge Bancorp, Inc.	13	493
CoBiz Financial, Inc.	29	490
Dime Community Bancshares, Inc.	24	482
OceanFirst Financial Corp.	16	480
International. FCStone, Inc.*	12	475
Ashford Hospitality Trust, Inc.	61	473
CU Bancorp*	13	465
James River Group Holdings Ltd.	11	457
Altisource Residential Corp.	41	453
Mercantile Bank Corp.	12	452
Nationstar Mortgage Holdings, Inc.*,1	25	452
OM Asset Management plc	31	450
Silver Bay Realty Trust Corp.	26	445
OFG Bancorp	34	445
Great Southern Bancorp, Inc.	8	437
PJT Partners, Inc. — Class A1	14	432
Park Sterling Corp.	40	432
Flagstar Bancorp, Inc.*	16	431
Ocwen Financial Corp.*	79	426
Cedar Realty Trust, Inc.	65	424
First Financial Corp.	8	422
Peoples Bancorp, Inc.	13	422
Diamond Hill Investment Group, Inc.	2	421
Horizon Bancorp	15	420
Stonegate Bank	10	417
NMI Holdings, Inc. — Class A*	39	415
Ladder Capital Corp. — Class A	30	412
First Bancorp	15	407
Southwest Bancorp, Inc.	14	406
Farmer Mac — Class C	7	401
Opus Bank	13	391
QCR Holdings, Inc.	9	390
Anworth Mortgage Asset Corp.	75	388
Suffolk Bancorp	9	385
Independence Realty Trust, Inc.	43	384
Armada Hoffler Properties, Inc.	26	379
Fidelity Southern Corp.	16	379
AG Mortgage Investment Trust, Inc.	22	376
Financial Institutions, Inc.	11	376
TriState Capital Holdings, Inc.*	17	376
Peapack Gladstone Financial Corp.	12	371
Waterstone Financial, Inc.	20	368
Arrow Financial Corp.	9	365
First Community Bancshares, Inc.	12	362

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Financial - 2.6% (continued)
Westwood Holdings Group, Inc.	6	$360
Forestar Group, Inc.*	27	359
Blue Hills Bancorp, Inc.	19	356
First Defiance Financial Corp.	7	355
Citizens, Inc.*	36	354
Pacific Continental Corp.	16	350
Bank of Marin Bancorp	5	349
Independent Bank Corp.	16	347
Gladstone Commercial Corp.	17	342
CatchMark Timber Trust, Inc. — Class A	30	338
HomeTrust Bancshares, Inc.*	13	337
State National Companies, Inc.	24	333
Heritage Insurance Holdings, Inc.	21	329
Allegiance Bancshares, Inc.*	9	325
Western Asset Mortgage Capital Corp.	32	322
United Community Financial Corp.	36	322
State Auto Financial Corp.	12	322
World Acceptance Corp.*	5	321
Virtu Financial, Inc. — Class A	20	319
Republic Bancorp, Inc. — Class A	8	316
CorEnergy Infrastructure Trust, Inc.	9	314
Triumph Bancorp, Inc.*	12	314
NexPoint Residential Trust, Inc.	14	313
Houlihan Lokey, Inc.	10	311
Cowen Group, Inc. — Class A*	20	310
Bancorp, Inc.*	39	307
Bank Mutual Corp.	32	302
West Bancorporation, Inc.	12	296
CNB Financial Corp.	11	294
Marcus & Millichap, Inc.*	11	294
Franklin Financial Network, Inc.*	7	293
Guaranty Bancorp	12	290
Heritage Commerce Corp.	20	289
Ares Commercial Real Estate Corp.	21	288
Clifton Bancorp, Inc.	17	288
Whitestone REIT — Class B	20	288
Nicolet Bankshares, Inc.*	6	286
UMH Properties, Inc.	19	286
First Foundation, Inc.*	10	285
Live Oak Bancshares, Inc.	15	278
HCI Group, Inc.	7	276
Merchants Bancshares, Inc.	5	271
Farmers National Banc Corp.	19	270
People's Utah Bancorp	10	269
Preferred Apartment Communities, Inc. — Class A	18	268
Global Indemnity Ltd*	7	267
Arlington Asset Investment Corp. — Class A	18	267
Atlantic Capital Bancshares, Inc.*	14	266
First Bancorp, Inc.	8	265
Enova International, Inc.*	21	264
Enterprise Bancorp, Inc.	7	263
National Commerce Corp.*	7	260
OneBeacon Insurance Group Ltd. — Class A	16	257
Old Second Bancorp, Inc.	23	254
Acacia Research Corp.*	39	254
Farmers Capital Bank Corp.	6	252
One Liberty Properties, Inc.	10	251
First Connecticut Bancorp, Inc.	11	249
WMIH Corp.*	159	246
Carolina Financial Corp.	8	246
Ashford Hospitality Prime, Inc.	18	246
Peoples Financial Services Corp.	5	244
Green Bancorp, Inc.*	16	243
RAIT Financial Trust	72	242
Sierra Bancorp	9	239
Altisource Portfolio Solutions S.A.*	9	239
Dynex Capital, Inc.	35	239
Bar Harbor Bankshares	5	237
Citizens & Northern Corp.	9	236
Heritage Oaks Bancorp	19	234
Ames National Corp.	7	231
Community Healthcare Trust, Inc.	10	230
MidWestOne Financial Group, Inc.	6	226
City Office REIT, Inc.	17	224
Macatawa Bank Corp.	21	219
National Bankshares, Inc.	5	217
Republic First Bancorp, Inc.*	26	217
Safeguard Scientifics, Inc.*	16	215
Fidelity & Guaranty Life	9	213
HarborOne Bancorp, Inc.*	11	213
Regional Management Corp.*	8	210
EMC Insurance Group, Inc.	7	210
American National Bankshares, Inc.	6	209
Sun Bancorp, Inc.	8	208
Bluerock Residential Growth REIT, Inc.	15	206
Orchid Island Capital, Inc.[1]	19	206
First Mid-Illinois Bancshares, Inc.	6	204
Cascade Bancorp*	25	203
Penns Woods Bancorp, Inc.	4	202
Resource Capital Corp.	24	200
RMR Group, Inc. — Class A	5	198
Territorial Bancorp, Inc.	6	197
United Insurance Holdings Corp.	13	197
Hingham Institution for Savings	1	197
Home Bancorp, Inc.	5	193
Ladenburg Thalmann Financial Services, Inc.*	79	193
Summit Financial Group, Inc.	7	193
GAIN Capital Holdings, Inc.	29	191
Codorus Valley Bancorp, Inc.	7	189
FRP Holdings, Inc.*	5	189

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Financial - 2.6% (continued)
Western New England Bancorp, Inc.	20	$187
Federated National Holding Co.	10	187
Capital City Bank Group, Inc.	9	184
Charter Financial Corp.	11	183
PennyMac Financial Services, Inc. — Class A*	11	183
WashingtonFirst Bankshares, Inc.	6	183
BankFinancial Corp.	12	178
Southern Missouri Bancorp, Inc.	5	177
Baldwin & Lyons, Inc. — Class B	7	176
On Deck Capital, Inc.*	38	176
NewStar Financial, Inc.*	19	176
BSB Bancorp, Inc.*	6	174
Trupanion, Inc.*	11	171
Kinsale Capital Group, Inc.	5	170
Old Line Bancshares, Inc.	7	168
Access National Corp.	6	167
Stratus Properties, Inc.*	5	164
Xenith Bankshares, Inc.*	6	164
LCNB Corp.	7	163
Veritex Holdings, Inc.*	6	160
Consolidated-Tomoka Land Co.	3	160
Great Ajax Corp.	12	159
MBT Financial Corp.	14	159
Investors Title Co.	1	158
Northrim BanCorp, Inc.	5	158
ACNB Corp.	5	156
Premier Financial Bancorp, Inc.	8	153
Shore Bancshares, Inc.	10	153
C&F Financial Corp.	3	150
eHealth, Inc.*	14	149
Oppenheimer Holdings, Inc. — Class A	8	149
Owens Realty Mortgage, Inc.	8	148
Southern National Bancorp of Virginia, Inc.	9	147
Atlas Financial Holdings, Inc.*	8	144
Southern First Bancshares, Inc.*	4	144
First Business Financial Services, Inc.	6	142
Bear State Financial, Inc.	14	142
Lake Sunapee Bank Group	6	142
First Northwest Bancorp*	9	140
Central Valley Community Bancorp	7	140
Trinity Place Holdings, Inc.*	15	139
Middleburg Financial Corp.	4	139
SI Financial Group, Inc.	9	139
First Financial Northwest, Inc.	7	138
Union Bankshares, Inc.	3	136
Equity Bancshares, Inc. — Class A*	4	135
Orrstown Financial Services, Inc.	6	134
MutualFirst Financial, Inc.	4	132
Associated Capital Group, Inc. — Class A	4	131
Bankwell Financial Group, Inc.	4	130
First Community Financial Partners, Inc.*	11	129
Real Industry, Inc.*	21	128
First Internet Bancorp	4	128
Hallmark Financial Services, Inc.*	11	128
Marlin Business Services Corp.	6	125
Donegal Group, Inc. — Class A	7	122
Pzena Investment Management, Inc. — Class A	11	122
Century Bancorp, Inc. — Class A	2	120
Independence Holding Co.	6	117
Crawford & Co. — Class B	9	113
Impac Mortgage Holdings, Inc.*	8	112
Calamos Asset Management, Inc. — Class A	13	111
Tiptree Financial, Inc. — Class A	18	111
Midland States Bancorp, Inc.	3	109
County Bancorp, Inc.	4	108
Global Medical REIT, Inc.	12	107
Provident Financial Holdings, Inc.	5	101
Farmland Partners, Inc.	9	100
ESSA Bancorp, Inc.	6	94
GAMCO Investors, Inc. — Class A	3	93
Blue Capital Reinsurance Holdings Ltd.	5	92
Manning & Napier, Inc. — Class A	12	91
First NBC Bank Holding Co.*	12	88
Pacific Mercantile Bancorp*	12	88
Silvercrest Asset Management Group, Inc. — Class A	6	79
Chemung Financial Corp.	2	73
Walter Investment Management Corp.*	15	71
FBR & Co.	5	65
Hennessy Advisors, Inc.	2	64
Provident Bancorp, Inc.*	3	54
Greene County Bancorp, Inc.	2	46
Paragon Commercial Corp.*	1	44
Medley Management, Inc. — Class A	4	40
Griffin Industrial Realty, Inc.	1	32
California First National Bancorp	2	31
Fifth Street Asset Management, Inc.	4	27
Total Financial		410,148
Consumer, Non-cyclical - 1.7%
HealthSouth Corp.	69	2,845
TESARO, Inc.*	21	2,823
Deluxe Corp.	38	2,721
PAREXEL International Corp.*	41	2,695
Exelixis, Inc.*	178	2,653
NuVasive, Inc.*	39	2,626
Snyder's-Lance, Inc.	63	2,414
Bright Horizons Family Solutions, Inc.*	34	2,380

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Consumer, Non-cyclical - 1.7% (continued)
Team Health Holdings, Inc.*	53	$2,302
B&G Foods, Inc.	51	2,234
Cantel Medical Corp.	28	2,205
Prestige Brands Holdings, Inc.*	42	2,187
Masimo Corp.*	32	2,157
Healthcare Services Group, Inc.	55	2,154
Lancaster Colony Corp.	15	2,121
Catalent, Inc.*	78	2,102
Chemed Corp.	13	2,084
Integra LifeSciences Holdings Corp.*	24	2,059
Grand Canyon Education, Inc.*	35	2,046
Horizon Pharma plc*	126	2,038
Ultragenyx Pharmaceutical, Inc.*	28	1,968
Matthews International Corp. — Class A	25	1,920
Neogen Corp.*	29	1,915
Cardtronics plc — Class A*	35	1,910
Wright Medical Group N.V.*	81	1,861
United Natural Foods, Inc.*	39	1,860
Helen of Troy Ltd.*	22	1,858
Molina Healthcare, Inc.*	34	1,844
Cimpress N.V.*	20	1,832
Medicines Co.*	53	1,798
ABM Industries, Inc.	44	1,797
Bluebird Bio, Inc.*	29	1,788
ICU Medical, Inc.*	12	1,768
On Assignment, Inc.*	40	1,767
Avon Products, Inc.*	345	1,738
Owens & Minor, Inc.	49	1,730
ARIAD Pharmaceuticals, Inc.*	139	1,728
Insulet Corp.*	45	1,696
Incorporated Research Holdings, Inc. — Class A*	32	1,683
Darling Ingredients, Inc.*	129	1,665
Vector Group Ltd.[1]	73	1,660
Aaron's, Inc.	51	1,631
Haemonetics Corp.*	40	1,608
J&J Snack Foods Corp.	12	1,601
LifeLock, Inc.*	66	1,579
Dean Foods Co.	72	1,568
Sotheby's*	39	1,555
Ironwood Pharmaceuticals, Inc. — Class A*	101	1,543
DeVry Education Group, Inc.	49	1,529
Ligand Pharmaceuticals, Inc. — Class B*	15	1,523
Fresh Del Monte Produce, Inc.	25	1,516
CEB, Inc.	25	1,514
Sanderson Farms, Inc.	16	1,508
FTI Consulting, Inc.*	33	1,488
Brink's Co.	35	1,444
Monro Muffler Brake, Inc.	25	1,430
Magellan Health, Inc.*	19	1,430
AMN Healthcare Services, Inc.*	37	1,423
Kite Pharma, Inc.*,1	31	1,389
Nevro Corp.*	19	1,381
HealthEquity, Inc.*	34	1,378
Halyard Health, Inc.*	37	1,368
Globus Medical, Inc. — Class A*	55	1,365
Nektar Therapeutics*	111	1,362
Cambrex Corp.*	25	1,349
Prothena Corporation plc*,1	27	1,328
Korn/Ferry International	45	1,325
NxStage Medical, Inc.*	50	1,311
WD-40 Co.	11	1,286
Penumbra, Inc.*	20	1,276
Travelport Worldwide Ltd.	90	1,269
Sage Therapeutics, Inc.*	24	1,225
Zeltiq Aesthetics, Inc.*	28	1,219
HMS Holdings Corp.*	66	1,199
Boston Beer Company, Inc. — Class A*	7	1,189
Array BioPharma, Inc.*	131	1,151
SpartanNash Co.	29	1,147
Select Medical Holdings Corp.*	84	1,113
Clovis Oncology, Inc.*,1	25	1,111
Exact Sciences Corp.*,1	83	1,109
Universal Corp.	17	1,084
ACCO Brands Corp.*	83	1,083
Sarepta Therapeutics, Inc.*	39	1,070
Advisory Board Co.*	32	1,064
Cal-Maine Foods, Inc.[1]	24	1,060
Five Prime Therapeutics, Inc.*	21	1,052
PRA Health Sciences, Inc.*	19	1,047
CONMED Corp.	22	972
Surgical Care Affiliates, Inc.*	21	972
SUPERVALU, Inc.*	208	972
Navigant Consulting, Inc.*	37	969
Radius Health, Inc.*	25	951
AMAG Pharmaceuticals, Inc.*	27	940
Andersons, Inc.	21	939
Amedisys, Inc.*	22	938
Pacira Pharmaceuticals, Inc.*	29	937
Supernus Pharmaceuticals, Inc.*	37	934
Team, Inc.*	23	903
Merit Medical Systems, Inc.*	34	901
Abaxis, Inc.	17	897
Theravance Biopharma, Inc.*	28	893
Air Methods Corp.*	28	892
EVERTEC, Inc.	50	887
Myriad Genetics, Inc.*	53	884
FibroGen, Inc.*	41	877
Portola Pharmaceuticals, Inc.*	39	875
Inogen, Inc.*	13	873
Natus Medical, Inc.*	25	870
Cynosure, Inc. — Class A*	19	866
Depomed, Inc.*	48	865
Synergy Pharmaceuticals, Inc.*	142	865
Huron Consulting Group, Inc.*	17	861
Insperity, Inc.	12	851
TriNet Group, Inc.*	33	845
Halozyme Therapeutics, Inc.*	85	840
Analogic Corp.	10	830
Ensign Group, Inc.	37	822
Emergent BioSolutions, Inc.*	25	821
TrueBlue, Inc.*	33	813
Spectranetics Corp.*	33	809

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Consumer, Non-cyclical - 1.7% (continued)
Central Garden & Pet Co. — Class A*	26	$803
Repligen Corp.*	26	801
NutriSystem, Inc.	23	797
Capella Education Co.	9	790
Green Dot Corp. — Class A*	33	777
ICF International, Inc.*	14	773
Alder Biopharmaceuticals, Inc.*	37	770
Momenta Pharmaceuticals, Inc.*	51	768
Impax Laboratories, Inc.*	57	755
Spark Therapeutics, Inc.*	15	749
Calavo Growers, Inc.	12	737
Vascular Solutions, Inc.*	13	729
Aerie Pharmaceuticals, Inc.*	19	719
Coca-Cola Bottling Company Consolidated	4	715
MiMedx Group, Inc.*	80	709
Integer Holdings Corp.*	24	707
Viad Corp.	16	706
McGrath RentCorp	18	705
Performance Food Group Co.*	29	696
National Healthcare Corp.	9	682
Puma Biotechnology, Inc.*	22	675
TherapeuticsMD, Inc.*	117	675
Innoviva, Inc.*	63	674
Apollo Education Group, Inc. — Class A*	67	663
Xencor, Inc.*	25	658
Coherus Biosciences, Inc.*	23	647
Strayer Education, Inc.*	8	645
Acorda Therapeutics, Inc.*	34	639
Insmed, Inc.*	48	635
US Physical Therapy, Inc.	9	632
Luminex Corp.*	31	627
Quad/Graphics, Inc.	23	618
Cardiovascular Systems, Inc.*	25	605
Meridian Bioscience, Inc.	33	584
PharMerica Corp.*	23	578
Dermira, Inc.*	19	577
Healthways, Inc.*	25	569
Amicus Therapeutics, Inc.*	112	557
Eagle Pharmaceuticals, Inc.*	7	555
LHC Group, Inc.*	12	548
Resources Connection, Inc.	28	539
Anika Therapeutics, Inc.*	11	539
Acceleron Pharma, Inc.*	21	536
Weis Markets, Inc.	8	535
CBIZ, Inc.*	39	534
Retrophin, Inc.*	28	530
Ingles Markets, Inc. — Class A	11	529
Kelly Services, Inc. — Class A	23	527
Career Education Corp.*	52	525
Kindred Healthcare, Inc.	66	518
Tootsie Roll Industries, Inc.	13	517
Amphastar Pharmaceuticals, Inc.*	28	516
MacroGenics, Inc.*	25	511
Paylocity Holding Corp.*	17	510
ZIOPHARM Oncology, Inc.*,1	95	508
Atrion Corp.	1	507
LendingTree, Inc.*	5	507
Orthofix International N.V.*,1	14	507
MGP Ingredients, Inc.	10	500
John B Sanfilippo & Son, Inc.	7	493
USANA Health Sciences, Inc.*	8	490
AtriCure, Inc.*	25	489
Lannett Company, Inc.*,1	22	485
Community Health Systems, Inc.*	86	481
CryoLife, Inc.*	25	479
BioTelemetry, Inc.*	21	469
Progenics Pharmaceuticals, Inc.*	54	467
Vanda Pharmaceuticals, Inc.*	29	463
Rent-A-Center, Inc.	41	461
National Beverage Corp.[1]	9	460
Inter Parfums, Inc.	14	459
Lexicon Pharmaceuticals, Inc.*,1	33	456
Diplomat Pharmacy, Inc.*	36	454
Quidel Corp.*	21	450
Blueprint Medicines Corp.*	16	449
K12, Inc.*	26	446
Glaukos Corp.*	13	446
Genomic Health, Inc.*	15	441
Phibro Animal Health Corp. — Class A	15	440
Kforce, Inc.	19	439
Aimmune Therapeutics, Inc.*	21	429
Omega Protein Corp.*	17	426
RPX Corp.*	39	421
SciClone Pharmaceuticals, Inc.*	39	421
Corcept Therapeutics, Inc.*	58	421
Intra-Cellular Therapies, Inc.*	27	407
Enanta Pharmaceuticals, Inc.*	12	402
K2M Group Holdings, Inc.*	20	401
SP Plus Corp.*	14	394
Merrimack Pharmaceuticals, Inc.*	96	392
Cross Country Healthcare, Inc.*	25	390
Epizyme, Inc.*	32	387
Barrett Business Services, Inc.	6	385
Providence Service Corp.*	10	381
Achillion Pharmaceuticals, Inc.*	92	380
GenMark Diagnostics, Inc.*	31	379
Albany Molecular Research, Inc.*	20	375
Accelerate Diagnostics, Inc.*	18	374
Triple-S Management Corp. — Class B*	18	373
Versartis, Inc.*	25	373
OraSure Technologies, Inc.*	42	369
BioCryst Pharmaceuticals, Inc.*	58	367
ANI Pharmaceuticals, Inc.*	6	364
Keryx Biopharmaceuticals, Inc.*	62	363
Inovio Pharmaceuticals, Inc.*	52	361
Endologix, Inc.*	63	360
NeoGenomics, Inc.*	42	360
Universal American Corp.*	36	358
Heska Corp.*	5	358

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Consumer, Non-cyclical - 1.7% (continued)
AngioDynamics, Inc.*	21	$354
Capital Senior Living Corp.*	22	353
Ennis, Inc.	20	347
Carriage Services, Inc. — Class A	12	344
Cerus Corp.*	79	344
Forrester Research, Inc.	8	343
Flexion Therapeutics, Inc.*	18	342
Ardelyx, Inc.*	24	341
Heidrick & Struggles International, Inc.	14	338
Landauer, Inc.	7	337
STAAR Surgical Co.*	31	336
Medifast, Inc.	8	333
Revance Therapeutics, Inc.*	16	331
Cytokinetics, Inc.*	27	328
Heron Therapeutics, Inc.*,1	25	328
Invacare Corp.	25	326
Loxo Oncology, Inc.*	10	321
Aduro Biotech, Inc.*,1	28	319
Hackett Group, Inc.	18	318
Omeros Corp.*	32	317
Novocure Ltd.*	40	314
Lion Biotechnologies, Inc.*	44	306
Otonomy, Inc.*	19	302
REGENXBIO, Inc.*	16	297
American Public Education, Inc.*	12	295
CorVel Corp.*	8	293
Akebia Therapeutics, Inc.*	28	291
Accuray, Inc.*	62	285
PTC Therapeutics, Inc.*	26	284
Tejon Ranch Co.*	11	280
Immunomedics, Inc.*,1	76	279
LeMaitre Vascular, Inc.	11	279
PDL BioPharma, Inc.	129	273
Arena Pharmaceuticals, Inc.*	192	273
ServiceSource International, Inc.*	48	273
MoneyGram International, Inc.*	23	272
Spectrum Pharmaceuticals, Inc.*	61	270
Curis, Inc.*	87	268
NanoString Technologies, Inc.*	12	268
Novavax, Inc.*	211	266
Celldex Therapeutics, Inc.*	75	266
Central Garden & Pet Co.*	8	265
Almost Family, Inc.*	6	265
Teladoc, Inc.*	16	264
Revlon, Inc. — Class A*	9	262
Atara Biotherapeutics, Inc.*	18	256
Oxford Immunotec Global plc*	17	254
Surmodics, Inc.*	10	254
Smart & Final Stores, Inc.*	18	254
Weight Watchers International, Inc.*	22	252
Rockwell Medical, Inc.*	38	249
Geron Corp.*	118	244
Sucampo Pharmaceuticals, Inc. — Class A*	18	244
Intersect ENT, Inc.*	20	242
Pacific Biosciences of California, Inc.*	63	239
Civitas Solutions, Inc.*	12	239
Surgery Partners, Inc.*	15	238
Chefs' Warehouse, Inc.*	15	237
Axovant Sciences Ltd.*	19	236
Agenus, Inc.*	57	235
Natera, Inc.*	20	234
Zogenix, Inc.*	19	231
Organovo Holdings, Inc.*	67	227
ConforMIS, Inc.*	28	227
BioSpecifics Technologies Corp.*	4	223
Alarm.com Holdings, Inc.*	8	223
Farmer Brothers Co.*	6	220
Adamas Pharmaceuticals, Inc.*	13	220
CRA International, Inc.	6	220
Exactech, Inc.*	8	218
Utah Medical Products, Inc.	3	218
Bellicum Pharmaceuticals, Inc.*	16	218
Medpace Holdings, Inc.*	6	215
Paratek Pharmaceuticals, Inc.*	14	216
Enzo Biochem, Inc.*	31	215
Teligent, Inc.*	32	212
Addus HomeCare Corp.*	6	210
Nutraceutical International Corp.	6	210
Primo Water Corp.*	17	209
Trevena, Inc.*	35	206
Amplify Snack Brands, Inc.*	23	203
Advaxis, Inc.*	28	200
Seneca Foods Corp. — Class A*	5	200
BioTime, Inc.*	54	195
Foundation Medicine, Inc.*	11	195
Limoneira Co.	9	194
Great Lakes Dredge & Dock Corp.*	46	193
La Jolla Pharmaceutical Co.*	11	193
Avexis, Inc.*	4	191
Vectrus, Inc.*	8	191
Aclaris Therapeutics, Inc.*	7	190
CSS Industries, Inc.	7	189
AxoGen, Inc.*	21	188
Global Blood Therapeutics, Inc.*	13	188
RadNet, Inc.*	29	187
Aratana Therapeutics, Inc.*	26	187
Village Super Market, Inc. — Class A	6	185
Minerva Neurosciences, Inc.*	15	176
CytomX Therapeutics, Inc.*	16	176
NewLink Genetics Corp.*	17	175
Rigel Pharmaceuticals, Inc.*	73	174
Collegium Pharmaceutical, Inc.*,1	11	171
Karyopharm Therapeutics, Inc.*	18	169
Craft Brew Alliance, Inc.*	10	169
Quorum Health Corp.*	23	167
Insys Therapeutics, Inc.*	18	166
Sangamo BioSciences, Inc.*	54	165
ARC Document Solutions, Inc.*	32	163

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Consumer, Non-cyclical - 1.7% (continued)
Edge Therapeutics, Inc.*	13	$163
MannKind Corp.*	254	162
Franklin Covey Co.*	8	161
PharmAthene, Inc.*	49	159
WaVe Life Sciences Ltd.*	6	157
Cutera, Inc.*	9	156
Chimerix, Inc.*	33	152
Natural Health Trends Corp.	6	149
American Renal Associates Holdings, Inc.*	7	149
Cara Therapeutics, Inc.*	16	149
Inventure Foods, Inc.*	15	148
RTI Surgical, Inc.*	45	146
Invitae Corp.*	18	143
Bridgepoint Education, Inc.*	14	142
XBiotech, Inc.*	14	142
Stemline Therapeutics, Inc.*	13	139
MediciNova, Inc.*	23	139
Seres Therapeutics, Inc.*	14	139
Esperion Therapeutics, Inc.*	11	138
TG Therapeutics, Inc.*	29	135
ImmunoGen, Inc.*	66	135
Alliance One International, Inc.*	7	134
Textainer Group Holdings Ltd.	18	134
Concert Pharmaceuticals, Inc.*	13	134
ChemoCentryx, Inc.*	18	133
National Research Corp. — Class A	7	133
Durect Corp.*	99	133
Protagonist Therapeutics, Inc.*	6	132
OncoMed Pharmaceuticals, Inc.*	17	131
Cellular Biomedicine Group, Inc.*	10	131
Ascent Capital Group, Inc. — Class A*	8	130
Egalet Corp.*	17	130
MyoKardia, Inc.*	10	130
B. Riley Financial, Inc.	7	129
Collectors Universe, Inc.	6	127
Pfenex, Inc.*	14	127
Genesis Healthcare, Inc.*	29	123
Ignyta, Inc.*	23	122
Idera Pharmaceuticals, Inc.*	81	122
Dynavax Technologies Corp.*	30	119
Ocular Therapeutix, Inc.*	14	117
Ophthotech Corp.*	24	116
Voyager Therapeutics, Inc.*	9	115
Entellus Medical, Inc.*,1	6	114
Tetraphase Pharmaceuticals, Inc.*	28	113
Aevi Genomic Medicine, Inc.*	21	109
InVivo Therapeutics Holdings Corp.*	25	105
Nature's Sunshine Products, Inc.	7	105
CAI International, Inc.*	12	104
Cidara Therapeutics, Inc.*	10	104
Anavex Life Sciences Corp.*	26	103
Neff Corp. — Class A*	7	99
Sorrento Therapeutics, Inc.*	20	98
Cempra, Inc.*,1	35	98
Care.com, Inc.*	11	94
Applied Genetic Technologies Corp.*	10	94
PFSweb, Inc.*	11	94
Bio-Path Holdings, Inc.*	69	93
Athersys, Inc.*	60	92
BioScrip, Inc.*	88	92
Synutra International, Inc.*	17	91
Nobilis Health Corp.*	43	90
Lifevantage Corp.*	11	90
Information Services Group, Inc.*	24	87
Reata Pharmaceuticals, Inc. — Class A*	4	87
Inotek Pharmaceuticals Corp.*	14	85
Veracyte, Inc.*	11	85
Iridex Corp.*	6	84
Adeptus Health, Inc. — Class A*	11	84
Natural Grocers by Vitamin Cottage, Inc.*	7	83
Asterias Biotherapeutics, Inc.*	18	83
Vital Therapies, Inc.*	19	83
Editas Medicine, Inc.*	5	81
Osiris Therapeutics, Inc.*	16	79
Endocyte, Inc.*	30	77
NantKwest, Inc.*	13	74
Proteostasis Therapeutics, Inc.*	6	74
Audentes Therapeutics, Inc.*	4	73
Fortress Biotech, Inc.*	27	73
Arrowhead Pharmaceuticals, Inc.*	47	73
ChromaDex Corp.*	22	73
AcelRx Pharmaceuticals, Inc.*	28	73
TransEnterix, Inc.*	54	70
TerraVia Holdings, Inc.*	61	70
Selecta Biosciences, Inc.*	4	69
Regulus Therapeutics, Inc.*	30	68
Liberty Tax, Inc.	5	67
CPI Card Group, Inc.	16	66
Intellia Therapeutics, Inc.*	5	66
Neos Therapeutics, Inc.*	11	64
Turning Point Brands, Inc.*	5	61
Axsome Therapeutics, Inc.*	9	61
Immune Design Corp.*	11	61
Titan Pharmaceuticals, Inc.*	15	60
Senseonics Holdings, Inc.*	22	59
AAC Holdings, Inc.*	8	58
T2 Biosystems, Inc.*	11	58
Zafgen, Inc.*	18	57
Agile Therapeutics, Inc.*	10	57
GlycoMimetics, Inc.*	9	55
Cambium Learning Group, Inc.*	11	55
Alico, Inc.	2	54
Argos Therapeutics, Inc.*	11	54
Clearside Biomedical, Inc.*	6	54
Adverum Biotechnologies, Inc.*	18	52
Avinger, Inc.*	14	52
Infinity Pharmaceuticals, Inc.*	38	51

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Consumer, Non-cyclical - 1.7% (continued)
Tactile Systems Technology, Inc.*	3	$49
Syros Pharmaceuticals, Inc.*	4	49
Lipocine, Inc.*	13	48
Mirati Therapeutics, Inc.*	10	48
Trovagene, Inc.*	22	46
Lifeway Foods, Inc.*	4	46
Synthetic Biologics, Inc.*	59	45
Dimension Therapeutics, Inc.*	10	44
Corvus Pharmaceuticals, Inc.*	3	43
Flex Pharma, Inc.*	8	42
Patriot National, Inc.	9	42
OvaScience, Inc.*	25	38
Eiger BioPharmaceuticals, Inc.*	3	35
Ampio Pharmaceuticals, Inc.*	38	34
iRadimed Corp.*	3	33
Tandem Diabetes Care, Inc.*	15	32
Kadmon Holdings, Inc.*	6	32
Aptevo Therapeutics, Inc.*	13	32
vTv Therapeutics, Inc. — Class A*	6	29
Syndax Pharmaceuticals, Inc.*	4	29
CytRx Corp.*	76	28
Second Sight Medical Products, Inc.*	11	22
Anthera Pharmaceuticals, Inc.*	31	20
ViewRay, Inc.*	5	16
Galena Biopharma, Inc.*	8	16
Tokai Pharmaceuticals, Inc.*	8	8
Total Consumer, Non-cyclical		271,906
Industrial - 1.3%
Curtiss-Wright Corp.	35	3,443
EMCOR Group, Inc.	47	3,325
XPO Logistics, Inc.*	77	3,323
Teledyne Technologies, Inc.*	27	3,321
CLARCOR, Inc.	37	3,051
Woodward, Inc.	41	2,832
EnerSys	34	2,655
Coherent, Inc.*	19	2,610
Littelfuse, Inc.	17	2,580
Belden, Inc.	33	2,467
Tech Data Corp.*	27	2,286
Joy Global, Inc.	77	2,155
Louisiana-Pacific Corp.*	113	2,139
Sanmina Corp.*	58	2,125
Generac Holdings, Inc.*	51	2,078
Esterline Technologies Corp.*	23	2,052
MasTec, Inc.*	52	1,989
John Bean Technologies Corp.	23	1,977
GATX Corp.	32	1,970
Tetra Tech, Inc.	45	1,941
Kennametal, Inc.	62	1,938
Dycom Industries, Inc.*	24	1,927
KLX, Inc.*	41	1,850
Barnes Group, Inc.	39	1,849
Universal Display Corp.*	32	1,802
Hillenbrand, Inc.	46	1,764
Mueller Industries, Inc.	44	1,758
Vishay Intertechnology, Inc.	107	1,733
Knight Transportation, Inc.	52	1,720
Granite Construction, Inc.	31	1,705
Advanced Energy Industries, Inc.*	31	1,697
RBC Bearings, Inc.*	18	1,671
MSA Safety, Inc.	24	1,664
Applied Industrial Technologies, Inc.	28	1,663
Worthington Industries, Inc.	35	1,660
Moog, Inc. — Class A*	25	1,642
Universal Forest Products, Inc.	16	1,636
Itron, Inc.*	26	1,634
Mueller Water Products, Inc. — Class A	122	1,624
Golar LNG Ltd.	70	1,605
Masonite International Corp.*	24	1,579
KapStone Paper and Packaging Corp.	68	1,499
Trex Company, Inc.*	23	1,481
Summit Materials, Inc. — Class A*	61	1,444
IMAX Corp.*	46	1,444
Simpson Manufacturing Company, Inc.	33	1,444
Watts Water Technologies, Inc. — Class A	22	1,434
Swift Transportation Co. — Class A*	58	1,414
Plexus Corp.*	26	1,405
Franklin Electric Company, Inc.	36	1,400
II-VI, Inc.*	47	1,394
Trinseo S.A.	23	1,364
Brady Corp. — Class A	36	1,352
Headwaters, Inc.*	57	1,341
AZZ, Inc.	20	1,278
Rexnord Corp.*	65	1,273
Exponent, Inc.	20	1,205
Matson, Inc.	34	1,204
Methode Electronics, Inc.	29	1,199
Actuant Corp. — Class A	46	1,194
Benchmark Electronics, Inc.*	39	1,190
Apogee Enterprises, Inc.	22	1,178
Knowles Corp.*,1	69	1,153
EnPro Industries, Inc.	17	1,145
Hub Group, Inc. — Class A*	26	1,138
ESCO Technologies, Inc.	20	1,133
Forward Air Corp.	23	1,090
Fabrinet*	27	1,088
Rogers Corp.*	14	1,075
TopBuild Corp.*	30	1,068
OSI Systems, Inc.*	14	1,066
AAON, Inc.	32	1,058
Gibraltar Industries, Inc.*	25	1,041
Triumph Group, Inc.	39	1,034
Kaman Corp.	21	1,028
Greif, Inc. — Class A	20	1,027
Albany International Corp. — Class A	22	1,019
Astec Industries, Inc.	15	1,012
Tennant Co.	14	997
TASER International, Inc.*	41	994

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Industrial - 1.3% (continued)
Atlas Air Worldwide Holdings, Inc.*	19	$991
Proto Labs, Inc.*	19	976
Comfort Systems USA, Inc.	29	966
Cubic Corp.	20	959
Werner Enterprises, Inc.	35	943
American Outdoor Brands Corp.*,1	43	906
SPX FLOW, Inc.*	28	898
Saia, Inc.*	20	883
Standex International Corp.	10	878
Greenbrier Companies, Inc.[1]	21	873
Chart Industries, Inc.*	24	864
AAR Corp.	26	859
Harsco Corp.	63	857
Multi-Color Corp.	11	854
Aerojet Rocketdyne Holdings, Inc.*	47	844
CIRCOR International, Inc.	13	843
Tutor Perini Corp.*	30	840
Patrick Industries, Inc.*	11	839
US Ecology, Inc.	17	836
TriMas Corp.*	35	823
Badger Meter, Inc.	22	813
Lydall, Inc.*	13	804
Sturm Ruger & Company, Inc.	15	791
SPX Corp.*	33	783
TTM Technologies, Inc.*	57	777
Altra Industrial Motion Corp.	20	738
Briggs & Stratton Corp.	33	735
Federal Signal Corp.	47	734
Heartland Express, Inc.	36	733
Primoris Services Corp.	32	729
Builders FirstSource, Inc.*	66	724
General Cable Corp.	38	724
US Concrete, Inc.*,1	11	721
Sun Hydraulics Corp.	18	719
Raven Industries, Inc.	28	706
Argan, Inc.	10	706
Ship Finance International Ltd.[1]	47	698
Boise Cascade Co.*	31	698
Encore Wire Corp.	16	694
GoPro, Inc. — Class A*,1	79	688
Nordic American Tankers Ltd.	77	647
Continental Building Products, Inc.*	28	647
Aegion Corp. — Class A*	27	640
Griffon Corp.	24	629
Air Transport Services Group, Inc.*	38	606
Manitowoc Company, Inc.*	100	598
Babcock & Wilcox Enterprises, Inc.*	36	597
Lindsay Corp.	8	597
Global Brass & Copper Holdings, Inc.	17	583
Scorpio Tankers, Inc.	128	580
AVX Corp.	36	563
CTS Corp.	25	560
Advanced Drainage Systems, Inc.	27	556
Echo Global Logistics, Inc.*	22	551
Quanex Building Products Corp.	27	548
Caesarstone Ltd.*	19	544
Alamo Group, Inc.	7	533
ArcBest Corp.	19	525
Novanta, Inc.*	25	525
GasLog Ltd.	32	515
Astronics Corp.*	15	508
Chase Corp.	6	501
Insteel Industries, Inc.	14	499
Kadant, Inc.	8	490
Tredegar Corp.	20	480
TimkenSteel Corp.*	31	480
FARO Technologies, Inc.*	13	468
MYR Group, Inc.*	12	452
Hyster-Yale Materials Handling, Inc.	7	446
Gorman-Rupp Co.	14	433
Haynes International, Inc.	10	430
Aerovironment, Inc.*	16	429
National Presto Industries, Inc.	4	426
PGT Innovations, Inc.*	37	424
Marten Transport Ltd.	18	419
Columbus McKinnon Corp.	15	406
Kimball Electronics, Inc.*	22	400
NN, Inc.	21	400
Casella Waste Systems, Inc. — Class A*	30	372
Stoneridge, Inc.*	21	371
Frontline Ltd.	51	363
Armstrong Flooring, Inc.*	18	358
AEP Industries, Inc.	3	348
DXP Enterprises, Inc.*	10	347
Mistras Group, Inc.*	13	334
YRC Worldwide, Inc.*	25	332
NCI Building Systems, Inc.*	21	329
CECO Environmental Corp.	23	321
Teekay Corp.	38	305
Applied Optoelectronics, Inc.*	13	305
Park-Ohio Holdings Corp.	7	298
DHT Holdings, Inc.	72	298
GP Strategies Corp.*	10	286
NVE Corp.	4	286
Park Electrochemical Corp.	15	280
Energy Recovery, Inc.*	27	279
Ply Gem Holdings, Inc.*	17	276
Powell Industries, Inc.	7	273
VSE Corp.	7	272
American Railcar Industries, Inc.	6	272
Greif, Inc. — Class B	4	270
Kratos Defense & Security Solutions, Inc.*	36	266
Roadrunner Transportation Systems, Inc.*	24	249
Mesa Laboratories, Inc.	2	246
Myers Industries, Inc.	17	243

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Industrial - 1.3% (continued)
Multi Packaging Solutions International Ltd.*	17	$242
Atkore International Group, Inc.*	10	239
Scorpio Bulkers, Inc.*	44	222
Bel Fuse, Inc. — Class B	7	216
Orion Group Holdings, Inc.*	21	209
Teekay Tankers Ltd. — Class A	91	206
Milacron Holdings Corp.*	11	205
Ducommun, Inc.*	8	204
Energous Corp.*,1	12	202
NV5 Global, Inc.*	6	200
Vicor Corp.*	13	196
LSI Industries, Inc.	19	185
Hornbeck Offshore Services, Inc.*	25	181
Covenant Transportation Group, Inc. — Class A*	9	174
Vishay Precision Group, Inc.*	9	170
Olympic Steel, Inc.	7	170
Fluidigm Corp.*	23	167
Sparton Corp.*	7	167
Hurco Companies, Inc.	5	166
Control4 Corp.*	16	163
Ardmore Shipping Corp.	22	163
TRC Companies, Inc.*	15	159
Heritage-Crystal Clean, Inc.*	10	157
ZAGG, Inc.*	22	156
Dorian LPG Ltd.*	19	156
Graham Corp.	7	155
International Seaways, Inc.*	11	154
Layne Christensen Co.*	14	152
Celadon Group, Inc.	21	150
Gener8 Maritime, Inc.*	31	139
LSB Industries, Inc.*,1	16	135
FreightCar America, Inc.	9	134
Electro Scientific Industries, Inc.*	22	130
UFP Technologies, Inc.*	5	127
Tidewater, Inc.*	37	126
Lawson Products, Inc.*	5	119
Costamare, Inc.	21	118
Ampco-Pittsburgh Corp.	7	117
Radiant Logistics, Inc.*	30	117
Overseas Shipholding Group, Inc. — Class A	30	115
IES Holdings, Inc.*	6	115
Universal Logistics Holdings, Inc.	7	114
Omega Flex, Inc.	2	112
Hill International, Inc.*	25	109
Navios Maritime Acquisition Corp.	63	107
Allied Motion Technologies, Inc.	5	107
Aqua Metals, Inc.*,1	8	105
Hardinge, Inc.	9	100
Gencor Industries, Inc.*	6	94
Willis Lease Finance Corp.*	3	77
American Superconductor Corp.*	9	66
NL Industries, Inc.*	7	57
USA Truck, Inc.*	6	52
PAM Transportation Services, Inc.*	2	52
Handy & Harman Ltd.*	2	51
Power Solutions International, Inc.*	4	30
Total Industrial		202,015
Consumer, Cyclical - 1.1%
Jack in the Box, Inc.	26	2,902
Tenneco, Inc.*	44	2,748
Texas Roadhouse, Inc. — Class A	52	2,508
Cracker Barrel Old Country Store, Inc.[1]	15	2,505
Hawaiian Holdings, Inc.*	41	2,337
Buffalo Wild Wings, Inc.*	15	2,316
Dana, Inc.	117	2,220
Beacon Roofing Supply, Inc.*	47	2,165
Cheesecake Factory, Inc.	36	2,156
LCI Industries	19	2,046
American Eagle Outfitters, Inc.	130	1,971
HNI Corp.	35	1,958
Office Depot, Inc.	433	1,958
Anixter International, Inc.*	23	1,864
Lithia Motors, Inc. — Class A	19	1,839
Papa John's International, Inc.	21	1,797
Big Lots, Inc.	35	1,757
FirstCash, Inc.	37	1,739
UniFirst Corp.	12	1,724
Steven Madden Ltd.*	48	1,715
Dave & Buster's Entertainment, Inc.*	30	1,689
Five Below, Inc.*	42	1,678
Cooper Tire & Rubber Co.	43	1,671
Wolverine World Wide, Inc.	76	1,668
Allegiant Travel Co. — Class A	10	1,664
Churchill Downs, Inc.	11	1,654
ILG, Inc.	89	1,617
Herman Miller, Inc.	47	1,608
Bloomin' Brands, Inc.	89	1,605
Core-Mark Holding Company, Inc.	36	1,550
Dorman Products, Inc.*	21	1,534
Marriott Vacations Worldwide Corp.	18	1,527
Children's Place, Inc.	15	1,513
Chico's FAS, Inc.	102	1,468
G&K Services, Inc. — Class A	15	1,447
SkyWest, Inc.	39	1,422
Deckers Outdoor Corp.*	25	1,385
TRI Pointe Group, Inc.*	117	1,342
PriceSmart, Inc.	16	1,336
Boyd Gaming Corp.*	65	1,311
Group 1 Automotive, Inc.	16	1,247
Cooper-Standard Holdings, Inc.*	12	1,241
iRobot Corp.*	21	1,227
Columbia Sportswear Co.	21	1,224
Navistar International Corp.*	39	1,223
DSW, Inc. — Class A	53	1,200

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Consumer, Cyclical - 1.1% (continued)
Steelcase, Inc. — Class A	67	$1,199
La-Z-Boy, Inc.	38	1,180
American Axle & Manufacturing Holdings, Inc.*	60	1,158
Caleres, Inc.	34	1,116
DineEquity, Inc.	14	1,078
Knoll, Inc.	38	1,061
Mobile Mini, Inc.	35	1,059
Meritage Homes Corp.*	30	1,044
Popeyes Louisiana Kitchen, Inc.*	17	1,028
KB Home	65	1,028
G-III Apparel Group Ltd.*	34	1,005
Genesco, Inc.*	16	994
Asbury Automotive Group, Inc.*	16	987
SeaWorld Entertainment, Inc.	52	984
Gentherm, Inc.*	29	982
Sonic Corp.	37	981
Tailored Brands, Inc.	38	971
Interface, Inc. — Class A	51	946
La Quinta Holdings, Inc.*	66	938
Restoration Hardware Holdings, Inc.*,1	30	921
Standard Motor Products, Inc.	17	905
Belmond Ltd. — Class A*	66	881
Liberty TripAdvisor Holdings, Inc. — Class A*	57	858
Fossil Group, Inc.*	33	853
Bob Evans Farms, Inc.	16	851
MDC Holdings, Inc.	33	848
BMC Stock Holdings, Inc.*	43	839
Ascena Retail Group, Inc.*	135	836
American Woodmark Corp.*	11	828
HSN, Inc.	24	823
Select Comfort Corp.*	36	814
Callaway Golf Co.	74	810
ScanSource, Inc.*	20	807
Wabash National Corp.	51	807
Penn National Gaming, Inc.*	58	800
Meritor, Inc.*	64	795
International Speedway Corp. — Class A	21	773
Denny's Corp.*	59	757
Rush Enterprises, Inc. — Class A*	23	734
Oxford Industries, Inc.	12	722
ClubCorp Holdings, Inc.	50	718
Universal Electronics, Inc.*	11	710
BJ's Restaurants, Inc.*	18	707
National CineMedia, Inc.	48	707
Ethan Allen Interiors, Inc.	19	700
Cavco Industries, Inc.*	7	699
Hibbett Sports, Inc.*	18	671
Winnebago Industries, Inc.	21	665
Installed Building Products, Inc.*	16	661
Wesco Aircraft Holdings, Inc.*	44	658
Abercrombie & Fitch Co. — Class A	53	636
Fiesta Restaurant Group, Inc.*	21	627
Express, Inc.*	58	624
Pinnacle Entertainment, Inc.*	43	624
Finish Line, Inc. — Class A	33	621
Red Robin Gourmet Burgers, Inc.*	11	620
Essendant, Inc.	29	606
Cato Corp. — Class A	20	602
GNC Holdings, Inc. — Class A	54	596
H&E Equipment Services, Inc.	25	581
Guess?, Inc.	48	581
Scientific Games Corp. — Class A*,1	41	574
Douglas Dynamics, Inc.	17	572
AMC Entertainment Holdings, Inc. — Class A1	17	572
Red Rock Resorts, Inc. — Class A	24	557
Modine Manufacturing Co.*	37	551
Barnes & Noble, Inc.	49	546
Francesca's Holdings Corp.*	30	541
Pier 1 Imports, Inc.	63	538
Superior Industries International, Inc.	20	527
Fred's, Inc. — Class A1	28	520
Kimball International, Inc. — Class B	29	509
Tile Shop Holdings, Inc.*	26	508
AdvancePierre Foods Holdings, Inc.	17	506
Sonic Automotive, Inc. — Class A	22	504
Buckle, Inc.[1]	22	502
Caesars Acquisition Co. — Class A*	37	500
Fox Factory Holding Corp.*	18	500
Isle of Capri Casinos, Inc.*	20	494
Triton International Ltd.	31	490
M/I Homes, Inc.*	19	478
Biglari Holdings, Inc.*	1	473
Marcus Corp.	15	473
Taylor Morrison Home Corp. — Class A*	24	462
Ruth's Hospitality Group, Inc.	25	458
Ollie's Bargain Outlet Holdings, Inc.*	16	455
Tower International, Inc.	16	454
Vitamin Shoppe, Inc.*	19	451
Nautilus, Inc.*	24	444
Shake Shack, Inc. — Class A*	12	429
EZCORP, Inc. — Class A*	40	426
Chuy's Holdings, Inc.*	13	422
Regis Corp.*	29	421
Carrols Restaurant Group, Inc.*	27	412
WCI Communities, Inc.*	17	399
Crocs, Inc.*	58	398
Titan International, Inc.	35	392
Unifi, Inc.*	12	392
Motorcar Parts of America, Inc.*	14	377
Caesars Entertainment Corp.*	44	374
Eldorado Resorts, Inc.*	22	373

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Consumer, Cyclical - 1.1% (continued)
PetMed Express, Inc.	16	$369
MarineMax, Inc.*	19	368
William Lyon Homes — Class A*	19	362
Zoe's Kitchen, Inc.*	15	360
Barnes & Noble Education, Inc.*	31	356
Haverty Furniture Companies, Inc.	15	356
Wingstop, Inc.	12	355
Movado Group, Inc.	12	345
LGI Homes, Inc.*,1	12	345
Planet Fitness, Inc. — Class A	17	342
Hooker Furniture Corp.	9	342
Horizon Global Corp.*	14	336
Beazer Homes USA, Inc.*	25	333
Libbey, Inc.	17	331
Lumber Liquidators Holdings, Inc.*,1	21	331
Del Frisco's Restaurant Group, Inc.*	19	323
Veritiv Corp.*,1	6	323
Iconix Brand Group, Inc.*	34	318
SiteOne Landscape Supply, Inc.*	9	313
Daktronics, Inc.	29	310
Flexsteel Industries, Inc.	5	308
Zumiez, Inc.*	14	306
Eros International plc*	23	300
Party City Holdco, Inc.*	21	298
Culp, Inc.	8	297
Shoe Carnival, Inc.	11	297
Metaldyne Performance Group, Inc.	12	275
NACCO Industries, Inc. — Class A	3	272
Malibu Boats, Inc. — Class A*	14	267
America's Car-Mart, Inc.*	6	263
Hovnanian Enterprises, Inc. — Class A*	95	259
PICO Holdings, Inc.*	17	258
Del Taco Restaurants, Inc.*	18	254
PC Connection, Inc.	9	253
Winmark Corp.	2	252
Century Communities, Inc.*	12	252
Perry Ellis International, Inc.*	10	249
Federal-Mogul Holdings Corp.*	24	247
Potbelly Corp.*	19	245
Bassett Furniture Industries, Inc.	8	243
Big 5 Sporting Goods Corp.	14	243
Spartan Motors, Inc.	26	241
Miller Industries, Inc.	9	238
Intrawest Resorts Holdings, Inc.*	13	232
Reading International, Inc. — Class A*	13	216
Citi Trends, Inc.	11	207
Monarch Casino & Resort, Inc.*	8	206
Titan Machinery, Inc.*	14	204
Duluth Holdings, Inc. — Class B*	8	203
Conn's, Inc.*	16	202
El Pollo Loco Holdings, Inc.*	16	197
Speedway Motorsports, Inc.	9	195
Habit Restaurants, Inc. — Class A*	11	190
Tuesday Morning Corp.*	35	189
Sportsman's Warehouse Holdings, Inc.*	20	188
Vera Bradley, Inc.*	16	188
Kirkland's, Inc.*	12	186
Green Brick Partners, Inc.*	18	181
GMS, Inc.*	6	176
Freshpet, Inc.*	17	173
Lifetime Brands, Inc.	9	160
Johnson Outdoors, Inc. — Class A	4	159
AV Homes, Inc.*	10	158
Supreme Industries, Inc. — Class A	10	157
Weyco Group, Inc.	5	157
Rush Enterprises, Inc. — Class B*	5	154
Ruby Tuesday, Inc.*	47	152
Build-A-Bear Workshop, Inc. — Class A*	11	151
Arctic Cat, Inc.*	10	150
Bojangles', Inc.*	8	149
West Marine, Inc.*	14	147
Sequential Brands Group, Inc.*	31	145
Century Casinos, Inc.*	17	140
Stein Mart, Inc.	24	132
Nathan's Famous, Inc.*	2	130
Boot Barn Holdings, Inc.*	10	125
Delta Apparel, Inc.*	6	124
Strattec Security Corp.	3	121
Destination XL Group, Inc.*	28	119
Tilly's, Inc. — Class A*	9	119
Superior Uniform Group, Inc.	6	118
New Home Company, Inc.*	10	117
Lindblad Expeditions Holdings, Inc.*	12	113
Marine Products Corp.	8	111
J Alexander's Holdings, Inc.*	10	108
Escalade, Inc.	8	106
Jamba, Inc.*	10	103
At Home Group, Inc.*	7	102
Golden Entertainment, Inc.	8	97
Red Lion Hotels Corp.*	11	92
MCBC Holdings, Inc.	6	87
Stage Stores, Inc.	20	87
Sears Holdings Corp.*,1	9	84
Systemax, Inc.	9	79
Container Store Group, Inc.*	12	76
Kona Grill, Inc.*	6	75
Unique Fabricating, Inc.	5	73
UCP, Inc. — Class A*	6	72
Vince Holding Corp.*	17	69
Empire Resorts, Inc.*	3	68
Luby's, Inc.*	15	64
Workhorse Group, Inc.*	9	64
Blue Bird Corp.*	4	62
JAKKS Pacific, Inc.*,1	12	62

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Consumer, Cyclical - 1.1% (continued)
Fogo De Chao, Inc.*	4	$57
Performance Sports Group Ltd.*	30	45
Gaia, Inc.*	5	43
Sears Hometown and Outlet Stores, Inc.*	9	42
Noodles & Co.*	9	37
CompX International, Inc.	1	16
Total Consumer, Cyclical		171,311
Technology - 1.0%
Advanced Micro Devices, Inc.*	589	6,680
Microsemi Corp.*	89	4,803
Aspen Technology, Inc.*	65	3,554
Take-Two Interactive Software, Inc.*	65	3,204
Cavium, Inc.*	51	3,184
Mentor Graphics Corp.	84	3,099
j2 Global, Inc.	37	3,028
Fair Isaac Corp.	24	2,861
Science Applications International Corp.	33	2,797
MAXIMUS, Inc.	50	2,789
SYNNEX Corp.	23	2,784
Cirrus Logic, Inc.*	49	2,770
Monolithic Power Systems, Inc.	31	2,540
Integrated Device Technology, Inc.*	106	2,497
MKS Instruments, Inc.	42	2,494
EPAM Systems, Inc.*	38	2,443
Blackbaud, Inc.	37	2,368
CACI International, Inc. — Class A*	19	2,362
Intersil Corp. — Class A	105	2,342
NetScout Systems, Inc.*	70	2,205
Medidata Solutions, Inc.*	43	2,137
Silicon Laboratories, Inc.*	32	2,080
Entegris, Inc.*	111	1,986
Verint Systems, Inc.*	49	1,727
Tessera Holding Corp.	39	1,725
Convergys Corp.	70	1,718
Cornerstone OnDemand, Inc.*	39	1,650
Acxiom Corp.*	61	1,635
ACI Worldwide, Inc.*	90	1,634
Electronics for Imaging, Inc.*	37	1,623
Semtech Corp.*	51	1,609
Paycom Software, Inc.*	34	1,547
Lumentum Holdings, Inc.*	40	1,546
CommVault Systems, Inc.*	30	1,543
Synaptics, Inc.*	27	1,447
Power Integrations, Inc.	21	1,425
Inphi Corp.*	31	1,383
MicroStrategy, Inc. — Class A*	7	1,382
Diebold Nixdorf, Inc.	54	1,358
Ambarella, Inc.*,1	25	1,353
ExlService Holdings, Inc.*	25	1,261
RealPage, Inc.*	42	1,260
Progress Software Corp.	39	1,245
Synchronoss Technologies, Inc.*	32	1,226
CSG Systems International, Inc.	25	1,210
Insight Enterprises, Inc.*	29	1,173
Rambus, Inc.*	85	1,170
Ebix, Inc.[1]	20	1,141
Cabot Microelectronics Corp.	18	1,137
Envestnet, Inc.*	32	1,128
3D Systems Corp.*,1	84	1,117
HubSpot, Inc.*	23	1,081
Pegasystems, Inc.	28	1,008
MaxLinear, Inc. — Class A*	44	959
Omnicell, Inc.*	28	950
BroadSoft, Inc.*	23	949
Mercury Systems, Inc.*	31	937
SPS Commerce, Inc.*	13	909
Brooks Automation, Inc.	53	905
Veeco Instruments, Inc.*	31	904
2U, Inc.*	29	874
Sykes Enterprises, Inc.*	30	866
Super Micro Computer, Inc.*	30	842
MACOM Technology Solutions Holdings, Inc.*	18	833
Amkor Technology, Inc.*	78	823
InvenSense, Inc. — Class A*	64	819
Callidus Software, Inc.*	48	806
ManTech International Corp. — Class A	19	803
Bottomline Technologies de, Inc.*	31	776
Diodes, Inc.*	30	770
MTS Systems Corp.	13	737
Lattice Semiconductor Corp.*	94	692
Globant S.A.*,1	20	667
Qualys, Inc.*	21	665
Cray, Inc.*	32	662
Monotype Imaging Holdings, Inc.	32	635
Stratasys Ltd.*	38	629
FormFactor, Inc.*	54	605
Pure Storage, Inc. — Class A*	53	599
Unisys Corp.*,1	39	583
Photronics, Inc.*	51	576
Virtusa Corp.*	22	553
Rudolph Technologies, Inc.*	23	537
Box, Inc. — Class A*	38	527
Quality Systems, Inc.*	40	526
CEVA, Inc.*	15	503
Syntel, Inc.	25	495
Applied Micro Circuits Corp.*	59	487
New Relic, Inc.*,1	17	480
Nanometrics, Inc.*	19	476
PDF Solutions, Inc.*	21	474
Engility Holdings, Inc.*	14	472
PROS Holdings, Inc.*	20	430
Ultratech, Inc.*	17	408
Silver Spring Networks, Inc.*	30	399
TeleTech Holdings, Inc.	13	397
Actua Corp.*	28	392
Nimble Storage, Inc.*	49	388
Five9, Inc.*,1	26	369
Barracuda Networks, Inc.*	17	364
Vocera Communications, Inc.*	19	351
Exar Corp.*	32	345

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Technology - 1.0% (continued)
Cotiviti Holdings, Inc.*	10	$344
Axcelis Technologies, Inc.*	23	335
KEYW Holding Corp.*,1	28	330
LivePerson, Inc.*	42	317
Xcerra Corp.*	41	313
Bazaarvoice, Inc.*	64	310
Alpha & Omega Semiconductor Ltd.*	14	298
Benefitfocus, Inc.*	10	297
InnerWorkings, Inc.*	30	296
Cohu, Inc.	21	292
Digi International, Inc.*	20	275
Sapiens International Corporation N.V.	19	272
Hortonworks, Inc.*	32	266
Immersion Corp.*	23	244
Ultra Clean Holdings, Inc.*	25	243
Digimarc Corp.*	8	240
IXYS Corp.	20	238
MINDBODY, Inc. — Class A*	11	234
Workiva, Inc.*	17	232
Carbonite, Inc.*	14	230
DSP Group, Inc.*	17	222
Varonis Systems, Inc.*	8	214
QAD, Inc. — Class A	7	213
Computer Programs & Systems, Inc.	9	212
American Software, Inc. — Class A	20	207
Eastman Kodak Co.*	13	202
Xactly Corp.*	18	198
Jive Software, Inc.*	45	196
Evolent Health, Inc. — Class A*	13	192
Brightcove, Inc.*	23	185
pdvWireless, Inc.*	8	180
Datalink Corp.*	16	180
DMC Global, Inc.	11	174
EMCORE Corp.	20	174
Tangoe, Inc.*	22	173
Exa Corp.*	11	169
Sigma Designs, Inc.*	28	168
Castlight Health, Inc. — Class B*	32	158
Glu Mobile, Inc.*	81	157
Instructure, Inc.*	8	156
Model N, Inc.*	17	150
Appfolio, Inc. — Class A*	6	143
Mitek Systems, Inc.*	23	141
Impinj, Inc.*	4	141
Kopin Corp.*	48	136
MobileIron, Inc.*	36	135
Planet Payment, Inc.*	33	135
Rosetta Stone, Inc.*	15	134
Maxwell Technologies, Inc.*	25	128
Guidance Software, Inc.*	18	127
Amber Road, Inc.*	14	127
Park City Group, Inc.*	10	127
Agilysys, Inc.*	12	124
Radisys Corp.*	28	124
USA Technologies, Inc.*	28	120
GigPeak, Inc.*	46	116
Avid Technology, Inc.*	25	110
ExOne Co.*,1	9	84
NCI, Inc. — Class A	5	70
SecureWorks Corp. — Class A*	5	53
NantHealth, Inc.*	5	50
Cogint, Inc.*,1	12	41
Majesco*	5	30
Total Technology		151,499
Communications - 0.6%
Ciena Corp.*	108	2,635
Finisar Corp.*	84	2,543
InterDigital, Inc.	27	2,466
GrubHub, Inc.*	63	2,371
ViaSat, Inc.*	35	2,318
Proofpoint, Inc.*	32	2,260
LogMeIn, Inc.[1]	20	1,931
TiVo Corp.*	92	1,923
Sinclair Broadcast Group, Inc. — Class A1	52	1,734
Meredith Corp.	29	1,715
Media General, Inc.*	85	1,601
Viavi Solutions, Inc.*	184	1,505
Stamps.com, Inc.*,1	13	1,489
Nexstar Broadcasting Group, Inc. — Class A1	23	1,456
WebMD Health Corp. — Class A*	29	1,438
Time, Inc.	80	1,428
Plantronics, Inc.	26	1,424
DigitalGlobe, Inc.*	49	1,404
NeuStar, Inc. — Class A*	42	1,403
Cogent Communications Holdings, Inc.	33	1,365
NETGEAR, Inc.*	25	1,359
Zendesk, Inc.*	64	1,357
Shutterfly, Inc.*	27	1,355
New York Times Co. — Class A	97	1,290
NIC, Inc.	50	1,195
comScore, Inc.*	37	1,168
Ubiquiti Networks, Inc.*	20	1,156
Gigamon, Inc.*	25	1,139
Liberty Media Corporation-Liberty Media — Class C*	36	1,128
Houghton Mifflin Harcourt Co.*	97	1,052
Consolidated Communications Holdings, Inc.	39	1,046
Vonage Holdings Corp.*	150	1,028
MSG Networks, Inc. — Class A*	47	1,011
Scholastic Corp.	21	997
8x8, Inc.*	69	987
Shenandoah Telecommunications Co.	36	982
Etsy, Inc.*	82	966
RingCentral, Inc. — Class A*	46	948
Infinera Corp.*	110	934
EW Scripps Co. — Class A*	47	909
Gannett Company, Inc.	92	893
Wayfair, Inc. — Class A*,1	25	876
ADTRAN, Inc.	38	849
Imperva, Inc.*	22	845

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Communications - 0.6% (continued)
West Corp.	34	$842
Ixia*	50	805
Oclaro, Inc.*	88	788
Cincinnati Bell, Inc.*	33	738
Shutterstock, Inc.*	15	713
Web.com Group, Inc.*	33	698
ATN International, Inc.	8	641
Iridium Communications, Inc.*,1	65	624
GTT Communications, Inc.*	21	604
Inteliquent, Inc.	26	596
Q2 Holdings, Inc.*	20	577
ePlus, Inc.*	5	576
Liberty Media Corporation-Liberty Media — Class A*	18	564
Windstream Holdings, Inc.[1]	75	550
Gray Television, Inc.*	50	543
Quotient Technology, Inc.*	50	538
TrueCar, Inc.*	43	538
World Wrestling Entertainment, Inc. — Class A	28	515
Liberty Media Corporation-Liberty Braves — Class C*	25	515
HealthStream, Inc.*	20	501
Perficient, Inc.*	28	490
New Media Investment Group, Inc.	30	480
Chegg, Inc.*	63	465
EarthLink Holdings Corp.	82	462
Globalstar, Inc.*,1	292	461
Blucora, Inc.*	31	457
General Communication, Inc. — Class A*	23	447
Endurance International Group Holdings, Inc.*	47	437
Intralinks Holdings, Inc.*	32	433
ORBCOMM, Inc.*	51	422
Loral Space & Communications, Inc.*	10	411
Bankrate, Inc.*	37	409
Extreme Networks, Inc.*	81	407
CalAmp Corp.*	28	406
Gogo, Inc.*,1	44	406
XO Group, Inc.*	20	389
ShoreTel, Inc.*	53	379
Blue Nile, Inc.	9	366
Entravision Communications Corp. — Class A	51	357
Boingo Wireless, Inc.*	28	341
FTD Companies, Inc.*	14	334
Spok Holdings, Inc.	16	332
VASCO Data Security International, Inc.*	24	328
FairPoint Communications, Inc.*	17	318
Entercom Communications Corp. — Class A	20	306
Harmonic, Inc.*	60	300
tronc, Inc.*	21	291
A10 Networks, Inc.*	35	291
RetailMeNot, Inc.*	30	279
MDC Partners, Inc. — Class A	40	262
Lionbridge Technologies, Inc.*	45	261
IDT Corp. — Class B	14	260
NeoPhotonics Corp.*	24	259
ChannelAdvisor Corp.*	18	258
Angie's List, Inc.*	31	255
Acacia Communications, Inc.*	4	247
Calix, Inc.*	32	246
DHI Group, Inc.*	39	244
Daily Journal Corp.*	1	242
Global Eagle Entertainment, Inc.*	37	239
Straight Path Communications, Inc. — Class B*,1	7	237
Lumos Networks Corp.*	15	234
Sonus Networks, Inc.*	37	233
RigNet, Inc.*	10	232
Rubicon Project, Inc.*	29	215
1-800-Flowers.com, Inc. — Class A*	20	214
Comtech Telecommunications Corp.	18	213
Zix Corp.*	42	207
Liquidity Services, Inc.*	20	195
Rapid7, Inc.*	16	195
Clearfield, Inc.*	9	186
Telenav, Inc.*	26	183
Black Box Corp.	12	183
Lands' End, Inc.*,1	12	182
Overstock.com, Inc.*	10	175
Silicom Ltd.	4	165
MeetMe, Inc.*	32	158
Reis, Inc.	7	156
HC2 Holdings, Inc.*	26	154
Central European Media Enterprises Ltd. — Class A*	60	153
Saga Communications, Inc. — Class A	3	151
Liberty Media Corporation - Liberty Braves — Class A*	7	143
KVH Industries, Inc.*	12	142
Limelight Networks, Inc.*	56	141
Hawaiian Telcom Holdco, Inc.*	5	124
Preformed Line Products Co.	2	116
QuinStreet, Inc.*	29	109
Aerohive Networks, Inc.*	19	108
TechTarget, Inc.*	12	102
Autobytel, Inc.*	7	94
NII Holdings, Inc.*	42	90
RealNetworks, Inc.*	18	87
VirnetX Holding Corp.*	38	84
Numerex Corp. — Class A*	11	81
Rightside Group Ltd.*	9	74
Townsquare Media, Inc. — Class A*	7	73
Marchex, Inc. — Class B*	26	69
Intelsat S.A.*	25	67
Salem Media Group, Inc. — Class A	9	56

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Communications - 0.6% (continued)
Radio One, Inc. — Class D*	19	$55
Global Sources Ltd.*	6	53
Hemisphere Media Group, Inc.*	4	45
Corindus Vascular Robotics, Inc.*	43	30
Value Line, Inc.	1	20
Total Communications		94,306
Basic Materials - 0.4%
Olin Corp.	130	3,329
Chemours Co.	144	3,181
US Silica Holdings, Inc.	50	2,834
Sensient Technologies Corp.	35	2,750
PolyOne Corp.	66	2,115
Balchem Corp.	25	2,098
Minerals Technologies, Inc.	27	2,086
Commercial Metals Co.	90	1,960
AK Steel Holding Corp.*	186	1,899
HB Fuller Co.	39	1,884
Ingevity Corp.*	33	1,810
Chemtura Corp.*	50	1,660
Hecla Mining Co.	299	1,566
Stillwater Mining Co.*	96	1,547
GCP Applied Technologies, Inc.*	56	1,498
Cliffs Natural Resources, Inc.*	173	1,455
Allegheny Technologies, Inc.[1]	85	1,354
Carpenter Technology Corp.	36	1,302
Quaker Chemical Corp.	10	1,279
Innospec, Inc.	18	1,233
Stepan Co.	15	1,222
Coeur Mining, Inc.*	127	1,154
Neenah Paper, Inc.	13	1,108
Schweitzer-Mauduit International, Inc.	24	1,093
Kaiser Aluminum Corp.	14	1,088
Univar, Inc.*	34	965
Ferro Corp.*	65	931
Clearwater Paper Corp.*	13	852
PH Glatfelter Co.	34	812
Innophos Holdings, Inc.	15	784
A. Schulman, Inc.	23	769
Fairmount Santrol Holdings, Inc.*	61	719
Calgon Carbon Corp.	39	662
Kraton Corp.*	23	655
Koppers Holdings, Inc.*	16	645
Materion Corp.	16	634
Deltic Timber Corp.	8	617
Ferroglobe plc	51	552
Rayonier Advanced Materials, Inc.	34	526
Tronox Ltd. — Class A	50	516
Schnitzer Steel Industries, Inc. — Class A	20	514
Aceto Corp.	23	505
Hawkins, Inc.	8	432
American Vanguard Corp.	22	421
CSW Industrials, Inc.*	11	406
Century Aluminum Co.*	39	334
OMNOVA Solutions, Inc.*	33	330
Landec Corp.*	21	290
KMG Chemicals, Inc.	7	272
Kronos Worldwide, Inc.	17	203
Orchids Paper Products Co.	7	183
Gold Resource Corp.	39	170
Oil-Dri Corporation of America	4	153
United States Lime & Minerals, Inc.	2	152
Ryerson Holding Corp.*	10	134
Codexis, Inc.*	26	120
Valhi, Inc.	20	69
ALJ Regional Holdings, Inc.*	14	61
AgroFresh Solutions, Inc.*	17	45
Total Basic Materials		59,938
Energy - 0.3%
RSP Permian, Inc.*	77	3,436
PDC Energy, Inc.*	44	3,194
Oasis Petroleum, Inc.*	183	2,771
Western Refining, Inc.	63	2,384
SemGroup Corp. — Class A	52	2,171
Callon Petroleum Co.*	114	1,752
NOW, Inc.*	84	1,719
Matador Resources Co.*	65	1,674
Carrizo Oil & Gas, Inc.*	44	1,643
Oil States International, Inc.*	40	1,559
MRC Global, Inc.*	73	1,479
McDermott International, Inc.*	189	1,397
Synergy Resources Corp.*	146	1,301
Delek US Holdings, Inc.	48	1,155
Unit Corp.*	40	1,075
Forum Energy Technologies, Inc.*	47	1,034
Denbury Resources, Inc.*	275	1,012
Seadrill Ltd.*,1	296	1,009
Pattern Energy Group, Inc.	52	988
TerraForm Power, Inc. — Class A*	68	871
SEACOR Holdings, Inc.*	12	855
Green Plains, Inc.	28	780
Helix Energy Solutions Group, Inc.*	88	776
Archrock, Inc.	54	713
Atwood Oceanics, Inc.	48	630
Exterran Corp.*	25	598
Clayton Williams Energy, Inc.*	5	596
SunCoke Energy, Inc.*	50	567
Bristow Group, Inc.	26	532
California Resources Corp.*	25	532
Newpark Resources, Inc.*	65	488
Thermon Group Holdings, Inc.*	25	476
Matrix Service Co.*	21	477
Flotek Industries, Inc.*	43	404
Sanchez Energy Corp.*	44	397
REX American Resources Corp.*	4	395
Cobalt International Energy, Inc.*	320	390
Ring Energy, Inc.*	28	364
TETRA Technologies, Inc.*	71	356
Par Pacific Holdings, Inc.*	24	349
Pioneer Energy Services Corp.*	50	343

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 9.3% (continued)
Energy - 0.3% (continued)
Natural Gas Services Group, Inc.*	10	$322
CVR Energy, Inc.	12	305
Tesco Corp.*	36	297
Renewable Energy Group, Inc.*	30	291
Alon USA Energy, Inc.	25	285
TerraForm Global, Inc. — Class A*	72	284
Panhandle Oil and Gas, Inc. — Class A	12	283
FutureFuel Corp.	20	278
Bill Barrett Corp.*	38	266
Sunrun, Inc.*	50	266
Era Group, Inc.*	15	255
Abraxas Petroleum Corp.*	97	249
Westmoreland Coal Co.*	14	247
Parker Drilling Co.*	95	247
Jones Energy, Inc. — Class A*	45	225
Trecora Resources*	16	222
Pacific Ethanol, Inc.*	22	209
Geospace Technologies Corp.*	10	204
Clean Energy Fuels Corp.*	69	197
EP Energy Corp. — Class A*	30	197
Evolution Petroleum Corp.	19	190
Plug Power, Inc.*	141	169
Contango Oil & Gas Co.*	18	168
PHI, Inc.*	9	162
CARBO Ceramics, Inc.*	15	157
Independence Contract Drilling, Inc.*	23	154
Dawson Geophysical Co.*	16	129
Isramco, Inc.*	1	124
Eclipse Resources Corp.*	45	120
Willbros Group, Inc.*	34	110
Northern Oil and Gas, Inc.*	37	102
EXCO Resources, Inc.*	110	96
TPI Composites, Inc.*	5	80
Adams Resources & Energy, Inc.	2	79
W&T Offshore, Inc.*	28	78
Vivint Solar, Inc.*	18	46
FuelCell Energy, Inc.*	22	39
Erin Energy Corp.*	11	34
Earthstone Energy, Inc.*	2	27
Total Energy		51,835
Utilities - 0.3%
IDACORP, Inc.	40	3,221
WGL Holdings, Inc.	40	3,051
Portland General Electric Co.	70	3,033
Southwest Gas Holdings, Inc.	37	2,835
ONE Gas, Inc.	41	2,622
ALLETE, Inc.	39	2,503
Black Hills Corp.	40	2,453
New Jersey Resources Corp.	67	2,379
Spire, Inc.	35	2,259
NorthWestern Corp.	38	2,161
PNM Resources, Inc.	63	2,161
South Jersey Industries, Inc.	63	2,122
Avista Corp.	50	2,000
MGE Energy, Inc.	27	1,763
Ormat Technologies, Inc.	30	1,609
El Paso Electric Co.	32	1,488
American States Water Co.	29	1,321
California Water Service Group	38	1,288
Northwest Natural Gas Co.	21	1,256
Otter Tail Corp.	30	1,224
Empire District Electric Co.	35	1,193
Atlantica Yield plc	46	890
Chesapeake Utilities Corp.	12	803
NRG Yield, Inc. — Class C	50	790
Dynegy, Inc.*	92	778
SJW Group	13	728
Middlesex Water Co.	12	515
Unitil Corp.	11	499
Connecticut Water Service, Inc.	8	447
NRG Yield, Inc. — Class A	27	415
York Water Co.	10	382
Atlantic Power Corp.*	95	238
Artesian Resources Corp. — Class A	6	192
Delta Natural Gas Company, Inc.	5	147
EnerNOC, Inc.*	21	126
Spark Energy, Inc. — Class A1	4	121
Consolidated Water Company Ltd.	11	119
Ameresco, Inc. — Class A*	17	94
Genie Energy Ltd. — Class B*	10	58
Global Water Resources, Inc.	6	55
Total Utilities		51,339
Diversified - 0.0%
HRG Group, Inc.*	93	1,447
Wins Finance Holdings, Inc.*	1	180
Total Diversified		1,627
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	24	707
Total Common Stocks
(Cost $1,283,887)		1,466,631
WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19	4	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	57	–
Tobira Therapeutics CVR
Expires 11/02/18	14	–
Dyax Corp.
Expires 01/25/17	714	–
Leap Wireless International, Inc.
Expires 03/06/17	513	–
Total Rights
(Cost $398)		–

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 40.4%
Guggenheim Strategy Fund II2	134,597	$3,358,201
Guggenheim Strategy Fund I2	122,323	3,058,079
Total Mutual Funds
(Cost $6,416,279)		6,416,280

	Face Amount
FEDERAL AGENCY NOTES†† - 12.6%
Freddie Mac[3]
0.75% due 10/26/18[4]	$2,000,000	1,991,170
Total Federal Agency Notes
(Cost $1,999,818)		1,991,170

REPURCHASE AGREEMENTS††,[5] - 374.3%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[6]	37,978,814	37,978,814
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	20,611,711	20,611,711
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	757,028	757,028
Total Repurchase Agreements
(Cost $59,347,553)		59,347,553

	Shares
SECURITIES LENDING COLLATERAL†,[7] - 0.2%
First American Government Obligations Fund - Class Z, 0.42%	36,393	36,393
Total Securities Lending Collateral
(Cost $36,393)		36,393
Total Investments - 436.8%
(Cost $69,082,361)		$69,258,027
Other Assets & Liabilities, net - (336.8)%		(53,403,009)
Total Net Assets - 100.0%		$15,855,017

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $3,732,850)	55	$(35,594)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2017 Russell 2000 Index Swap 0.57%[8], Terminating 01/31/17 (Notional Value $2,054,610)	1,514	$9,050
Goldman Sachs International January 2017 Russell 2000 Index Swap 0.23%[8], Terminating 01/27/17 (Notional Value $9,817,230)	7,234	(2,207)
BNP Paribas January 2017 Russell 2000 Index Swap 0.23%[8], Terminating 01/03/17 (Notional Value $6,665,043)	4,911	(99,396)
(Total Notional Value $18,536,883)		$(92,553)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Affiliated issuers — See Note
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[7]	Securities lending collateral — See Note 5.
[8]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$1,466,631	$—	$—	$—	$—	$1,466,631
Equity Index Swap Agreements	—	—	—	9,050	—	9,050
Federal Agency Notes	—	—	1,991,170	—	—	1,991,170
Mutual Funds	6,416,280	—	—	—	—	6,416,280
Repurchase Agreements	—	—	59,347,553	—	—	59,347,553
Rights	—	—	—	—	—	—
Securities Lending Collateral	36,393	—	—	—	—	36,393
Warrants	—	—	—	—	—	—
Total	$7,919,304	$—	$61,338,723	$9,050	$—	$69,267,077

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$35,594	$—	$—	$—	$35,594
Equity Index Swap Agreements	—	—	—	101,603	—	101,603
Total	$—	$35,594	$—	$101,603	$—	$137,197

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1%
Financial - 21.2%
Webster Financial Corp.	2,129	$115,561
Prosperity Bancshares, Inc.	1,553	111,473
Bank of the Ozarks, Inc.	2,057	108,177
PrivateBancorp, Inc. — Class A	1,823	98,787
Umpqua Holdings Corp.	5,127	96,285
Investors Bancorp, Inc.	6,901	96,269
Gramercy Property Trust	9,801	89,973
Radian Group, Inc.	4,996	89,827
New Residential Investment Corp.	5,638	88,628
Wintrust Financial Corp.	1,195	86,721
Medical Properties Trust, Inc.	6,831	84,020
Texas Capital Bancshares, Inc.*	1,071	83,966
MB Financial, Inc.	1,758	83,030
Chemical Financial Corp.	1,529	82,826
MGIC Investment Corp.*	7,916	80,663
Healthcare Realty Trust, Inc.	2,649	80,318
UMB Financial Corp.	1,041	80,282
CNO Financial Group, Inc.	4,157	79,607
IBERIABANK Corp.	950	79,563
FNB Corp.	4,875	78,146
Home BancShares, Inc.	2,807	77,950
Hancock Holding Co.	1,797	77,451
Sunstone Hotel Investors, Inc.	5,043	76,905
DuPont Fabros Technology, Inc.	1,731	76,043
First Industrial Realty Trust, Inc.	2,694	75,566
Hudson Pacific Properties, Inc.	2,171	75,508
LaSalle Hotel Properties	2,476	75,444
Primerica, Inc.	1,091	75,443
Fulton Financial Corp.	3,990	75,012
Stifel Financial Corp.*	1,488	74,325
Washington Federal, Inc.	2,110	72,479
Education Realty Trust, Inc.	1,705	72,122
United Bankshares, Inc.	1,523	70,439
Pinnacle Financial Partners, Inc.	1,001	69,369
RLJ Lodging Trust	2,829	69,282
Sterling Bancorp	2,940	68,796
First Financial Bankshares, Inc.	1,480	66,896
Valley National Bancorp	5,746	66,883
Cousins Properties, Inc.	7,851	66,812
Cathay General Bancorp	1,723	65,526
Hope Bancorp, Inc.	2,977	65,167
Glacier Bancorp, Inc.	1,769	64,091
National Health Investors, Inc.	864	64,083
Ellie Mae, Inc.*	760	63,597
Ryman Hospitality Properties, Inc.	1,008	63,514
First Citizens BancShares, Inc. — Class A	176	62,480
BancorpSouth, Inc.	2,009	62,379
Evercore Partners, Inc. — Class A	906	62,242
GEO Group, Inc.	1,723	61,907
CoreSite Realty Corp.	778	61,750
Community Bank System, Inc.	999	61,728
WageWorks, Inc.*	847	61,408
Acadia Realty Trust	1,854	60,589
Columbia Banking System, Inc.	1,347	60,184
Mack-Cali Realty Corp.	2,071	60,100
Great Western Bancorp, Inc.	1,370	59,718
Physicians Realty Trust	3,135	59,440
Lexington Realty Trust	5,333	57,596
Urban Edge Properties	2,082	57,276
Selective Insurance Group, Inc.	1,319	56,782
Essent Group Ltd.*	1,732	56,065
Old National Bancorp	3,082	55,938
Trustmark Corp.	1,565	55,792
Washington Real Estate Investment Trust	1,704	55,704
RLI Corp.	882	55,681
EastGroup Properties, Inc.	733	54,125
QTS Realty Trust, Inc. — Class A	1,086	53,920
CVB Financial Corp.	2,346	53,794
DiamondRock Hospitality Co.	4,658	53,707
PS Business Parks, Inc.	457	53,250
Colony Capital, Inc. — Class A	2,611	52,872
Retail Opportunity Investments Corp.	2,496	52,740
Enstar Group Ltd.*	264	52,192
International Bancshares Corp.	1,271	51,857
Hilltop Holdings, Inc.	1,740	51,852
BGC Partners, Inc. — Class A	5,050	51,662
Pebblebrook Hotel Trust	1,659	49,355
Capitol Federal Financial, Inc.	2,958	48,689
Alexander & Baldwin, Inc.	1,081	48,504
United Community Banks, Inc.	1,628	48,221
Blackhawk Network Holdings, Inc.*	1,274	47,998
South State Corp.	548	47,895
First Midwest Bancorp, Inc.	1,867	47,104
Xenia Hotels & Resorts, Inc.	2,399	46,589
EverBank Financial Corp.	2,389	46,466
Financial Engines, Inc.	1,241	45,606
Kite Realty Group Trust	1,919	45,058
CBL & Associates Properties, Inc.	3,915	45,023
Washington Prime Group, Inc.	4,310	44,867
American Equity Investment Life Holding Co.	1,987	44,787
Genworth Financial, Inc. — Class A*	11,674	44,478
Janus Capital Group, Inc.	3,350	44,455
LegacyTexas Financial Group, Inc.	1,029	44,309
Argo Group International Holdings Ltd.	669	44,087
Colony Starwood Homes	1,508	43,445
Eagle Bancorp, Inc.*	709	43,214
TowneBank	1,297	43,125
Independent Bank Corp.	601	42,340
Monogram Residential Trust, Inc.	3,908	42,285
Simmons First National Corp. — Class A	680	42,262
PRA Group, Inc.*	1,069	41,797
NBT Bancorp, Inc.	984	41,210
LTC Properties, Inc.	874	41,060
Kemper Corp.	920	40,756
First Financial Bancorp	1,421	40,427

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Financial - 21.2% (continued)
Horace Mann Educators Corp.	941	$40,275
Northwest Bancshares, Inc.	2,229	40,189
WesBanco, Inc.	932	40,132
Provident Financial Services, Inc.	1,416	40,073
LendingClub Corp.*	7,628	40,047
ServisFirst Bancshares, Inc.[1]	1,068	39,986
Renasant Corp.	947	39,982
Astoria Financial Corp.	2,135	39,818
BofI Holding, Inc.*,1	1,391	39,713
Yadkin Financial Corp.	1,158	39,673
Potlatch Corp.	943	39,276
Kennedy-Wilson Holdings, Inc.	1,914	39,237
American Assets Trust, Inc.	908	39,117
Banner Corp.	697	38,900
New York REIT, Inc.	3,835	38,810
Invesco Mortgage Capital, Inc.	2,611	38,121
STAG Industrial, Inc.	1,594	38,049
Select Income REIT	1,471	37,069
Park National Corp.	309	36,975
Sabra Health Care REIT, Inc.	1,499	36,606
Westamerica Bancorporation[1]	573	36,059
Union Bankshares Corp.	1,006	35,954
Waddell & Reed Financial, Inc. — Class A	1,842	35,937
Chesapeake Lodging Trust	1,379	35,661
First Merchants Corp.	945	35,579
Rexford Industrial Realty, Inc.	1,522	35,295
Ameris Bancorp	790	34,444
Kearny Financial Corp.	2,140	33,277
FCB Financial Holdings, Inc. — Class A*	695	33,152
MBIA, Inc.*	3,051	32,646
Summit Hotel Properties, Inc.	2,008	32,188
Tompkins Financial Corp.	337	31,860
Boston Private Financial Holdings, Inc.	1,899	31,428
Franklin Street Properties Corp.	2,423	31,402
Government Properties Income Trust	1,627	31,019
Global Net Lease, Inc.	3,957	30,982
S&T Bancorp, Inc.	792	30,920
WSFS Financial Corp.	664	30,776
Navigators Group, Inc.	260	30,615
Ramco-Gershenson Properties Trust	1,828	30,308
BNC Bancorp	942	30,050
Pennsylvania Real Estate Investment Trust	1,584	30,032
Beneficial Bancorp, Inc.	1,628	29,955
Terreno Realty Corp.	1,048	29,858
WisdomTree Investments, Inc.[1]	2,666	29,699
Employers Holdings, Inc.	745	29,502
First Commonwealth Financial Corp.	2,055	29,140
Four Corners Property Trust, Inc.	1,401	28,749
National General Holdings Corp.	1,123	28,064
Apollo Commercial Real Estate Finance, Inc.	1,674	27,822
AMERISAFE, Inc.	440	27,434
CYS Investments, Inc.	3,515	27,171
CenterState Banks, Inc.	1,075	27,058
Redwood Trust, Inc.	1,770	26,921
Lakeland Financial Corp.	560	26,522
Brookline Bancorp, Inc.	1,606	26,338
Berkshire Hills Bancorp, Inc.	714	26,311
PennyMac Mortgage Investment Trust	1,581	25,881
Hanmi Financial Corp.	728	25,407
FelCor Lodging Trust, Inc.	3,163	25,336
HFF, Inc. — Class A	832	25,168
Seritage Growth Properties	579	24,729
United Fire Group, Inc.	501	24,634
Safety Insurance Group, Inc.	334	24,616
Stewart Information Services Corp.	531	24,468
Heartland Financial USA, Inc.	509	24,432
Piper Jaffray Cos.	336	24,360
Agree Realty Corp.	528	24,314
Maiden Holdings Ltd.	1,371	23,924
Cardinal Financial Corp.	729	23,904
Nelnet, Inc. — Class A	469	23,802
Ambac Financial Group, Inc.*	1,045	23,513
Stock Yards Bancorp, Inc.	493	23,146
Aircastle Ltd.	1,107	23,081
RE/MAX Holdings, Inc. — Class A	412	23,072
City Holding Co.	338	22,849
Capstead Mortgage Corp.	2,215	22,571
Monmouth Real Estate Investment Corp.	1,464	22,311
Pacific Premier Bancorp, Inc.*	631	22,306
St. Joe Co.*	1,172	22,268
Capital Bank Financial Corp. — Class A	566	22,216
First Busey Corp.	718	22,100
Infinity Property & Casualty Corp.	251	22,063
Central Pacific Financial Corp.	702	22,057
Sandy Spring Bancorp, Inc.	546	21,835
Parkway, Inc.*	981	21,827
State Bank Financial Corp.	811	21,783
Universal Insurance Holdings, Inc.[1]	759	21,556
Southside Bancshares, Inc.	568	21,397
Meridian Bancorp, Inc.	1,119	21,149
United Financial Bancorp, Inc.	1,164	21,138
Alexander's, Inc.	49	20,917
FNFV Group*	1,526	20,906
Hersha Hospitality Trust	961	20,662
CareTrust REIT, Inc.	1,335	20,452
Customers Bancorp, Inc.*	565	20,238
Investors Real Estate Trust	2,811	20,041
Walker & Dunlop, Inc.*	638	19,906
iStar, Inc.*	1,591	19,681
Meta Financial Group, Inc.	191	19,654
Banc of California, Inc.	1,132	19,640
Northfield Bancorp, Inc.	976	19,491
First Interstate BancSystem, Inc. — Class A	457	19,445

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Financial - 21.2% (continued)
Washington Trust Bancorp, Inc.	346	$19,393
Tier REIT, Inc.	1,108	19,268
Enterprise Financial Services Corp.	445	19,135
Flushing Financial Corp.	644	18,927
Universal Health Realty Income Trust	288	18,890
Cass Information Systems, Inc.	254	18,687
PHH Corp.*	1,229	18,632
TrustCo Bank Corp. NY	2,118	18,533
ARMOUR Residential REIT, Inc.[1]	852	18,480
MainSource Financial Group, Inc.	535	18,404
First BanCorp*	2,759	18,237
National Storage Affiliates Trust	814	17,965
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	943	17,908
Chatham Lodging Trust	871	17,899
Greenhill & Company, Inc.	644	17,839
FBL Financial Group, Inc. — Class A	228	17,818
Univest Corporation of Pennsylvania	575	17,768
National Bank Holdings Corp. — Class A	557	17,763
Third Point Reinsurance Ltd.*	1,532	17,695
Heritage Financial Corp.	684	17,613
Lakeland Bancorp, Inc.	900	17,550
Community Trust Bancorp, Inc.	353	17,509
NorthStar Realty Europe Corp.	1,384	17,397
HomeStreet, Inc.*	549	17,348
New Senior Investment Group, Inc.	1,770	17,328
German American Bancorp, Inc.	329	17,309
ConnectOne Bancorp, Inc.	659	17,101
BancFirst Corp.	182	16,935
New York Mortgage Trust, Inc. REIT	2,552	16,843
Oritani Financial Corp.	895	16,781
MTGE Investment Corp.	1,067	16,752
InfraREIT, Inc.	924	16,549
Urstadt Biddle Properties, Inc. — Class A	679	16,371
Cohen & Steers, Inc.	485	16,296
Bryn Mawr Bank Corp.	386	16,270
1st Source Corp.	363	16,212
National Western Life Group, Inc. — Class A	52	16,162
KCG Holdings, Inc. — Class A*	1,217	16,125
Independent Bank Group, Inc.	258	16,099
Virtus Investment Partners, Inc.	136	16,055
TriCo Bancshares	469	16,030
Encore Capital Group, Inc.*	552	15,815
Camden National Corp.	354	15,735
Greenlight Capital Re Ltd. — Class A*	681	15,527
Getty Realty Corp.	608	15,498
Seacoast Banking Corporation of Florida*	687	15,155
Easterly Government Properties, Inc.	755	15,115
Investment Technology Group, Inc.	764	15,081
Saul Centers, Inc.	223	14,854
Preferred Bank/Los Angeles CA	282	14,782
First Potomac Realty Trust	1,345	14,755
Diamond Hill Investment Group, Inc.	70	14,727
Bridge Bancorp, Inc.	388	14,705
Moelis & Co. — Class A	431	14,611
CoBiz Financial, Inc.	863	14,576
Dime Community Bancshares, Inc.	725	14,573
OceanFirst Financial Corp.	476	14,294
First of Long Island Corp.	495	14,132
Ashford Hospitality Trust, Inc.	1,813	14,069
Mercantile Bank Corp.	369	13,911
International. FCStone, Inc.*	349	13,820
James River Group Holdings Ltd.	332	13,795
Great Southern Bancorp, Inc.	249	13,608
Nationstar Mortgage Holdings, Inc.*	750	13,545
OM Asset Management plc	931	13,500
CU Bancorp*	376	13,461
Altisource Residential Corp.	1,214	13,403
Silver Bay Realty Trust Corp.	771	13,216
OFG Bancorp	1,003	13,139
Flagstar Bancorp, Inc.*	486	13,093
Park Sterling Corp.	1,196	12,905
Horizon Bancorp	455	12,740
PJT Partners, Inc. — Class A	412	12,723
Ocwen Financial Corp.*	2,334	12,580
Cedar Realty Trust, Inc.	1,915	12,505
First Bancorp	456	12,376
First Financial Corp.	232	12,250
NMI Holdings, Inc. — Class A*	1,146	12,205
Ladder Capital Corp. — Class A	889	12,197
Southwest Bancorp, Inc.	419	12,151
Peoples Bancorp, Inc.	373	12,108
Opus Bank	398	11,960
QCR Holdings, Inc.	276	11,951
Stonegate Bank	283	11,810
Anworth Mortgage Asset Corp.	2,221	11,483
Independence Realty Trust, Inc.	1,286	11,471
Farmer Mac — Class C	199	11,397
Suffolk Bancorp	266	11,390
Fidelity Southern Corp.	481	11,385
Peapack Gladstone Financial Corp.	365	11,271
TriState Capital Holdings, Inc.*	509	11,249
Armada Hoffler Properties, Inc.	772	11,248
AG Mortgage Investment Trust, Inc.	652	11,156
Westwood Holdings Group, Inc.	185	11,098
Financial Institutions, Inc.	322	11,012
First Community Bancshares, Inc.	363	10,941
Waterstone Financial, Inc.	590	10,856

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Financial - 21.2% (continued)
Blue Hills Bancorp, Inc.	572	$10,725
Arrow Financial Corp.	262	10,611
Citizens, Inc.*	1,077	10,576
Forestar Group, Inc.*	793	10,547
Pacific Continental Corp.	482	10,532
Gladstone Commercial Corp.	518	10,412
First Defiance Financial Corp.	204	10,351
Independent Bank Corp.	472	10,242
CatchMark Timber Trust, Inc. — Class A	901	10,145
HomeTrust Bancshares, Inc.*	384	9,946
State National Companies, Inc.	708	9,813
CorEnergy Infrastructure Trust, Inc.	278	9,697
Heritage Insurance Holdings, Inc.	617	9,668
United Community Financial Corp.	1,079	9,646
Bank of Marin Bancorp	138	9,626
State Auto Financial Corp.	359	9,625
Western Asset Mortgage Capital Corp.	949	9,556
Triumph Bancorp, Inc.*	359	9,388
Virtu Financial, Inc. — Class A	584	9,315
NexPoint Residential Trust, Inc.	416	9,293
Allegiance Bancshares, Inc.*	255	9,218
Cowen Group, Inc. — Class A*	592	9,176
Bancorp, Inc.*	1,165	9,157
West Bancorporation, Inc.	368	9,090
Franklin Financial Network, Inc.*	217	9,081
Marcus & Millichap, Inc.*	337	9,005
World Acceptance Corp.*	140	8,999
Bank Mutual Corp.	947	8,949
Republic Bancorp, Inc. — Class A	225	8,897
Houlihan Lokey, Inc.	283	8,807
Heritage Commerce Corp.	605	8,730
Whitestone REIT — Class B	607	8,729
First Foundation, Inc.*	306	8,721
Clifton Bancorp, Inc.	508	8,595
CNB Financial Corp.	321	8,584
Ares Commercial Real Estate Corp.	623	8,554
UMH Properties, Inc.	566	8,518
Guaranty Bancorp	349	8,446
Live Oak Bancshares, Inc.	454	8,399
Nicolet Bankshares, Inc.*	176	8,393
Farmers National Banc Corp.	576	8,179
People's Utah Bancorp	301	8,082
Enterprise Bancorp, Inc.	212	7,963
HCI Group, Inc.	201	7,935
First Bancorp, Inc.	237	7,845
Preferred Apartment Communities, Inc. — Class A	526	7,843
Arlington Asset Investment Corp. — Class A	523	7,751
Peoples Financial Services Corp.	159	7,743
Enova International, Inc.*	615	7,718
One Liberty Properties, Inc.	306	7,687
Atlantic Capital Bancshares, Inc.*	402	7,638
Acacia Research Corp.*	1,158	7,527
Global Indemnity Ltd*	195	7,451
OneBeacon Insurance Group Ltd. — Class A	462	7,415
Old Second Bancorp, Inc.	667	7,370
First Connecticut Bancorp, Inc.	324	7,339
Ashford Hospitality Prime, Inc.	537	7,330
National Commerce Corp.*	197	7,319
WMIH Corp.*	4,708	7,297
Carolina Financial Corp.	237	7,297
Green Bancorp, Inc.*	480	7,296
Merchants Bancshares, Inc.	134	7,263
MidWestOne Financial Group, Inc.	192	7,219
Farmers Capital Bank Corp.	171	7,191
Sierra Bancorp	270	7,179
RAIT Financial Trust	2,129	7,153
Citizens & Northern Corp.	272	7,126
Altisource Portfolio Solutions S.A.*	268	7,126
Dynex Capital, Inc.	1,040	7,093
Heritage Oaks Bancorp	557	6,868
National Bankshares, Inc.	158	6,865
Community Healthcare Trust, Inc.	293	6,748
American National Bankshares, Inc.	190	6,612
City Office REIT, Inc.	500	6,585
Bar Harbor Bankshares	139	6,579
Ames National Corp.	199	6,567
HarborOne Bancorp, Inc.*	339	6,556
Fidelity & Guaranty Life	276	6,541
Republic First Bancorp, Inc.*	780	6,513
Sun Bancorp, Inc.	249	6,474
Regional Management Corp.*	245	6,439
Macatawa Bank Corp.	613	6,381
RMR Group, Inc. — Class A	161	6,360
Hingham Institution for Savings	32	6,297
Safeguard Scientifics, Inc.*	467	6,281
First Mid-Illinois Bancshares, Inc.	183	6,222
Orchid Island Capital, Inc.[1]	559	6,054
United Insurance Holdings Corp.	398	6,026
Bluerock Residential Growth REIT, Inc.	435	5,968
Cascade Bancorp*	728	5,911
Resource Capital Corp.	703	5,856
EMC Insurance Group, Inc.	194	5,822
Territorial Bancorp, Inc.	176	5,780
WashingtonFirst Bankshares, Inc.	197	5,724
Ladenburg Thalmann Financial Services, Inc.*	2,345	5,722
GAIN Capital Holdings, Inc.	865	5,692
FRP Holdings, Inc.*	146	5,504
Federated National Holding Co.	292	5,457
Penns Woods Bancorp, Inc.	108	5,454

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Financial - 21.2% (continued)
Western New England Bancorp, Inc.	581	$5,432
BSB Bancorp, Inc.*	187	5,414
Codorus Valley Bancorp, Inc.	188	5,381
Summit Financial Group, Inc.[1]	193	5,313
Baldwin & Lyons, Inc. — Class B	210	5,292
Kinsale Capital Group, Inc.	155	5,272
Charter Financial Corp.	316	5,268
NewStar Financial, Inc.*	568	5,254
Access National Corp.	189	5,247
PennyMac Financial Services, Inc. — Class A*	315	5,245
Capital City Bank Group, Inc.	255	5,222
Investors Title Co.	33	5,220
BankFinancial Corp.	352	5,217
Trupanion, Inc.*	334	5,184
Home Bancorp, Inc.	134	5,174
On Deck Capital, Inc.*	1,113	5,153
Veritex Holdings, Inc.*	192	5,128
Consolidated-Tomoka Land Co.	95	5,075
Northrim BanCorp, Inc.	156	4,930
Xenith Bankshares, Inc.*	174	4,901
Southern Missouri Bancorp, Inc.	136	4,812
Southern First Bancshares, Inc.*	133	4,788
LCNB Corp.	204	4,743
Stratus Properties, Inc.*	144	4,716
MBT Financial Corp.	413	4,688
Old Line Bancshares, Inc.	194	4,652
Great Ajax Corp.	345	4,578
Atlas Financial Holdings, Inc.*	247	4,458
eHealth, Inc.*	418	4,451
Shore Bancshares, Inc.	291	4,438
First Business Financial Services, Inc.	187	4,436
Premier Financial Bancorp, Inc.	217	4,368
Bankwell Financial Group, Inc.	133	4,323
Owens Realty Mortgage, Inc.	233	4,315
ACNB Corp.	138	4,313
Lake Sunapee Bank Group	182	4,293
Oppenheimer Holdings, Inc. — Class A	230	4,278
Southern National Bancorp of Virginia, Inc.	260	4,248
Bear State Financial, Inc.	416	4,222
MutualFirst Financial, Inc.	127	4,204
First Financial Northwest, Inc.	211	4,165
Trinity Place Holdings, Inc.*	449	4,162
Century Bancorp, Inc. — Class A	69	4,140
Union Bankshares, Inc.	90	4,091
Central Valley Community Bancorp	203	4,052
Marlin Business Services Corp.	192	4,013
First Northwest Bancorp*	257	4,009
SI Financial Group, Inc.	258	3,973
Equity Bancshares, Inc. — Class A*	117	3,936
Orrstown Financial Services, Inc.	172	3,853
First Internet Bancorp	120	3,840
Middleburg Financial Corp.	109	3,788
Pzena Investment Management, Inc. — Class A	339	3,766
Hallmark Financial Services, Inc.*	323	3,756
C&F Financial Corp.	75	3,739
Real Industry, Inc.*	608	3,709
First Community Financial Partners, Inc.*	315	3,686
Crawford & Co. — Class B	278	3,492
Associated Capital Group, Inc. — Class A	104	3,416
Donegal Group, Inc. — Class A	193	3,374
Calamos Asset Management, Inc. — Class A	391	3,343
Tiptree Financial, Inc. — Class A	531	3,266
Impac Mortgage Holdings, Inc.*	232	3,253
Independence Holding Co.	166	3,245
GAMCO Investors, Inc. — Class A	102	3,151
Global Medical REIT, Inc.	352	3,140
Provident Financial Holdings, Inc.	153	3,094
Midland States Bancorp, Inc.	85	3,075
County Bancorp, Inc.	112	3,021
Farmland Partners, Inc.	270	3,013
ESSA Bancorp, Inc.	189	2,971
Chemung Financial Corp.	73	2,654
First NBC Bank Holding Co.*	363	2,650
Manning & Napier, Inc. — Class A	347	2,620
Pacific Mercantile Bancorp*	355	2,592
Blue Capital Reinsurance Holdings Ltd.	137	2,528
Silvercrest Asset Management Group, Inc. — Class A	163	2,143
Hennessy Advisors, Inc.	67	2,127
Walter Investment Management Corp.*	433	2,057
Provident Bancorp, Inc.*	103	1,844
FBR & Co.	135	1,755
Greene County Bancorp, Inc.	70	1,603
Medley Management, Inc. — Class A	132	1,307
Paragon Commercial Corp.*	20	874
California First National Bancorp	55	861
Fifth Street Asset Management, Inc.	118	791
United Development Funding IV	200	600
Griffin Industrial Realty, Inc.	16	508
Total Financial		12,143,865
Consumer, Non-cyclical - 14.1%
HealthSouth Corp.	2,058	84,872
TESARO, Inc.*	622	83,646
Deluxe Corp.	1,135	81,277
PAREXEL International Corp.*	1,218	80,046
Exelixis, Inc.*	5,273	78,619
NuVasive, Inc.*	1,149	77,396
Snyder's-Lance, Inc.	1,868	71,619

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Consumer, Non-cyclical - 14.1% (continued)
Bright Horizons Family Solutions, Inc.*	1,019	$71,350
Team Health Holdings, Inc.*	1,574	68,390
B&G Foods, Inc.	1,525	66,795
Cantel Medical Corp.	831	65,441
Prestige Brands Holdings, Inc.*	1,235	64,344
Healthcare Services Group, Inc.	1,633	63,965
Masimo Corp.*	948	63,895
Catalent, Inc.*	2,310	62,277
Lancaster Colony Corp.	436	61,646
Grand Canyon Education, Inc.*	1,043	60,963
Horizon Pharma plc*	3,742	60,545
Chemed Corp.	375	60,154
Integra LifeSciences Holdings Corp.*	701	60,139
Ultragenyx Pharmaceutical, Inc.*	836	58,778
Cardtronics plc — Class A*	1,045	57,025
Matthews International Corp. — Class A	741	56,946
Neogen Corp.*	845	55,771
Wright Medical Group N.V.*	2,393	54,991
United Natural Foods, Inc.*	1,151	54,926
Helen of Troy Ltd.*	650	54,893
Molina Healthcare, Inc.*	1,003	54,422
Cimpress N.V.*	582	53,317
Bluebird Bio, Inc.*	859	52,999
Medicines Co.*	1,561	52,979
ABM Industries, Inc.	1,293	52,806
On Assignment, Inc.*	1,180	52,109
Avon Products, Inc.*	10,218	51,499
Owens & Minor, Inc.	1,449	51,135
ARIAD Pharmaceuticals, Inc.*	4,104	51,053
Incorporated Research Holdings, Inc. — Class A*	961	50,549
Insulet Corp.*	1,338	50,416
ICU Medical, Inc.*	341	50,246
Darling Ingredients, Inc.*	3,810	49,186
Vector Group Ltd.[1]	2,153	48,958
Aaron's, Inc.	1,525	48,785
Haemonetics Corp.*	1,187	47,717
LifeLock, Inc.*	1,960	46,883
J&J Snack Foods Corp.	349	46,567
Dean Foods Co.	2,126	46,304
Ironwood Pharmaceuticals, Inc. — Class A*	3,000	45,869
Sotheby's*	1,142	45,520
Fresh Del Monte Produce, Inc.	750	45,473
DeVry Education Group, Inc.	1,451	45,271
CEB, Inc.	746	45,207
Ligand Pharmaceuticals, Inc. — Class B*	442	44,911
Sanderson Farms, Inc.[1]	464	43,727
FTI Consulting, Inc.*	963	43,411
Magellan Health, Inc.*	576	43,344
Brink's Co.	1,045	43,106
AMN Healthcare Services, Inc.*	1,098	42,218
Monro Muffler Brake, Inc.	728	41,642
Kite Pharma, Inc.*,1	909	40,759
HealthEquity, Inc.*	1,001	40,561
Nevro Corp.*	558	40,544
Nektar Therapeutics*	3,300	40,490
Globus Medical, Inc. — Class A*	1,625	40,316
Halyard Health, Inc.*	1,086	40,160
Cambrex Corp.*	739	39,869
Prothena Corporation plc*,1	805	39,597
Korn/Ferry International	1,330	39,142
NxStage Medical, Inc.*	1,477	38,712
WD-40 Co.[1]	327	38,227
Travelport Worldwide Ltd.	2,681	37,802
Penumbra, Inc.*	590	37,642
Zeltiq Aesthetics, Inc.*	822	35,773
Sage Therapeutics, Inc.*	699	35,690
HMS Holdings Corp.*	1,955	35,503
Boston Beer Company, Inc. — Class A*,1	205	34,819
Array BioPharma, Inc.*	3,881	34,114
SpartanNash Co.	857	33,886
Select Medical Holdings Corp.*	2,476	32,807
Universal Corp.	514	32,768
Exact Sciences Corp.*	2,452	32,759
Clovis Oncology, Inc.*,1	737	32,738
ACCO Brands Corp.*	2,465	32,168
Sarepta Therapeutics, Inc.*	1,163	31,901
Cal-Maine Foods, Inc.	718	31,718
Advisory Board Co.*	950	31,587
Five Prime Therapeutics, Inc.*	626	31,369
PRA Health Sciences, Inc.*	561	30,922
Navigant Consulting, Inc.*	1,103	28,877
SUPERVALU, Inc.*	6,167	28,800
Surgical Care Affiliates, Inc.*	622	28,780
CONMED Corp.	640	28,269
AMAG Pharmaceuticals, Inc.*,1	809	28,153
Andersons, Inc.	623	27,848
Radius Health, Inc.*	732	27,838
Amedisys, Inc.*	648	27,624
Supernus Pharmaceuticals, Inc.*	1,088	27,471
Pacira Pharmaceuticals, Inc.*	845	27,293
Abaxis, Inc.	509	26,860
Theravance Biopharma, Inc.*	841	26,811
Merit Medical Systems, Inc.*	998	26,447
Team, Inc.*	670	26,298
Air Methods Corp.*	825	26,276
Natus Medical, Inc.*	754	26,239
EVERTEC, Inc.	1,474	26,164
Myriad Genetics, Inc.*	1,566	26,105
FibroGen, Inc.*	1,214	25,980
Insperity, Inc.	364	25,826
Portola Pharmaceuticals, Inc.*	1,143	25,649
Synergy Pharmaceuticals, Inc.*	4,208	25,627
Depomed, Inc.*	1,416	25,516
Inogen, Inc.*	378	25,390
Huron Consulting Group, Inc.*	501	25,376
Cynosure, Inc. — Class A*	550	25,080
TriNet Group, Inc.*	977	25,031
Halozyme Therapeutics, Inc.*	2,529	24,987
Emergent BioSolutions, Inc.*	753	24,729
Ensign Group, Inc.	1,107	24,586
Spectranetics Corp.*	991	24,280

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Consumer, Non-cyclical - 14.1% (continued)
Repligen Corp.*	783	$24,132
TrueBlue, Inc.*	977	24,083
Central Garden & Pet Co. — Class A*	776	23,978
Analogic Corp.	289	23,973
Seaboard Corp.*	6	23,712
NutriSystem, Inc.	675	23,389
Green Dot Corp. — Class A*	990	23,315
ICF International, Inc.*	419	23,129
Capella Education Co.	262	23,004
Momenta Pharmaceuticals, Inc.*	1,507	22,680
Alder Biopharmaceuticals, Inc.*	1,086	22,589
Impax Laboratories, Inc.*	1,698	22,499
Spark Therapeutics, Inc.*	443	22,106
Calavo Growers, Inc.	359	22,043
Vascular Solutions, Inc.*	391	21,935
McGrath RentCorp	544	21,319
Aerie Pharmaceuticals, Inc.*	558	21,120
MiMedx Group, Inc.*,1	2,371	21,007
Integer Holdings Corp.*	709	20,880
Performance Food Group Co.*	868	20,832
Viad Corp.	467	20,595
TherapeuticsMD, Inc.*,1	3,480	20,080
Innoviva, Inc.*	1,874	20,052
Puma Biotechnology, Inc.*	649	19,924
US Physical Therapy, Inc.	281	19,726
Strayer Education, Inc.*	244	19,674
Xencor, Inc.*	746	19,635
National Healthcare Corp.	259	19,630
Apollo Education Group, Inc. — Class A*	1,981	19,612
Coca-Cola Bottling Company Consolidated	109	19,495
Coherus Biosciences, Inc.*	684	19,255
Insmed, Inc.*	1,437	19,012
Acorda Therapeutics, Inc.*	997	18,744
Luminex Corp.*	921	18,632
Quad/Graphics, Inc.	673	18,090
Cardiovascular Systems, Inc.*	739	17,891
Dermira, Inc.*	571	17,318
PharMerica Corp.*	685	17,228
Meridian Bioscience, Inc.	967	17,116
Healthways, Inc.*	739	16,812
Amicus Therapeutics, Inc.*	3,304	16,421
Eagle Pharmaceuticals, Inc.*	205	16,265
Acceleron Pharma, Inc.*	636	16,231
Atrion Corp.	32	16,230
Anika Therapeutics, Inc.*	327	16,010
Resources Connection, Inc.	827	15,920
Retrophin, Inc.*	840	15,901
Tootsie Roll Industries, Inc.[1]	400	15,900
LHC Group, Inc.*	347	15,858
CBIZ, Inc.*	1,145	15,687
Career Education Corp.*,1	1,550	15,640
Kelly Services, Inc. — Class A	682	15,631
Ingles Markets, Inc. — Class A	324	15,584
Kindred Healthcare, Inc.	1,954	15,339
Amphastar Pharmaceuticals, Inc.*	825	15,197
MacroGenics, Inc.*	740	15,126
ZIOPHARM Oncology, Inc.*,1	2,818	15,076
Paylocity Holding Corp.*	500	15,005
LendingTree, Inc.*,1	147	14,898
Weis Markets, Inc.	222	14,838
USANA Health Sciences, Inc.*	241	14,749
Orthofix International N.V.*,1	406	14,689
MGP Ingredients, Inc.	291	14,544
Community Health Systems, Inc.*	2,560	14,310
AtriCure, Inc.*	729	14,267
Lannett Company, Inc.*,1	642	14,156
CryoLife, Inc.*	731	13,999
BioTelemetry, Inc.*	626	13,991
Progenics Pharmaceuticals, Inc.*	1,614	13,945
John B Sanfilippo & Son, Inc.	198	13,937
National Beverage Corp.	272	13,894
Vanda Pharmaceuticals, Inc.*	850	13,558
Lexicon Pharmaceuticals, Inc.*,1	980	13,553
Rent-A-Center, Inc.	1,204	13,545
K12, Inc.*	784	13,453
Diplomat Pharmacy, Inc.*	1,060	13,356
Quidel Corp.*	623	13,345
Glaukos Corp.*	388	13,308
Inter Parfums, Inc.	405	13,264
Kforce, Inc.	569	13,144
Blueprint Medicines Corp.*	464	13,015
Phibro Animal Health Corp. — Class A	435	12,746
Genomic Health, Inc.*	433	12,726
Omega Protein Corp.*	507	12,700
Corcept Therapeutics, Inc.*	1,733	12,582
SciClone Pharmaceuticals, Inc.*	1,162	12,550
Aimmune Therapeutics, Inc.*	609	12,454
RPX Corp.*	1,152	12,442
Enanta Pharmaceuticals, Inc.*,1	362	12,127
Intra-Cellular Therapies, Inc.*	796	12,012
K2M Group Holdings, Inc.*	597	11,964
Cross Country Healthcare, Inc.*	743	11,598
Merrimack Pharmaceuticals, Inc.*,1	2,831	11,550
Providence Service Corp.*	300	11,415
GenMark Diagnostics, Inc.*	931	11,395
Albany Molecular Research, Inc.*	603	11,312
Epizyme, Inc.*	934	11,301
SP Plus Corp.*	401	11,288
Achillion Pharmaceuticals, Inc.*	2,718	11,225
Triple-S Management Corp. — Class B*	540	11,178
ANI Pharmaceuticals, Inc.*	184	11,154
Accelerate Diagnostics, Inc.*,1	534	11,081
OraSure Technologies, Inc.*	1,257	11,036
Versartis, Inc.*	727	10,832
BioCryst Pharmaceuticals, Inc.*	1,704	10,786
Endologix, Inc.*	1,880	10,754
Keryx Biopharmaceuticals, Inc.*	1,832	10,736
Inovio Pharmaceuticals, Inc.*	1,539	10,681
Landauer, Inc.	221	10,630

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Consumer, Non-cyclical - 14.1% (continued)
Universal American Corp.*	1,065	$10,597
AngioDynamics, Inc.*	626	10,561
NeoGenomics, Inc.*	1,230	10,541
Barrett Business Services, Inc.	164	10,512
Capital Senior Living Corp.*	652	10,465
Ennis, Inc.	593	10,289
Ardelyx, Inc.*	724	10,281
Heidrick & Struggles International, Inc.	425	10,264
Flexion Therapeutics, Inc.*	539	10,252
Cerus Corp.*	2,349	10,218
Heska Corp.*	141	10,096
STAAR Surgical Co.*	929	10,080
Medifast, Inc.	242	10,074
Loxo Oncology, Inc.*	310	9,956
Forrester Research, Inc.	230	9,878
Carriage Services, Inc. — Class A	343	9,824
Revance Therapeutics, Inc.*	474	9,812
Heron Therapeutics, Inc.*,1	737	9,655
Invacare Corp.	736	9,605
Cytokinetics, Inc.*	785	9,538
Aduro Biotech, Inc.*,1	822	9,371
Omeros Corp.*,1	938	9,305
Novocure Ltd.*	1,175	9,224
Hackett Group, Inc.	521	9,201
Lion Biotechnologies, Inc.*	1,309	9,098
Otonomy, Inc.*	557	8,856
American Public Education, Inc.*	359	8,813
REGENXBIO, Inc.*	470	8,719
Akebia Therapeutics, Inc.*	833	8,672
Accuray, Inc.*	1,848	8,501
CorVel Corp.*	230	8,418
PTC Therapeutics, Inc.*	771	8,412
Almost Family, Inc.*	188	8,291
Immunomedics, Inc.*,1	2,259	8,291
Tejon Ranch Co.*	323	8,214
PDL BioPharma, Inc.	3,831	8,122
MoneyGram International, Inc.*	686	8,102
Arena Pharmaceuticals, Inc.*	5,686	8,074
ServiceSource International, Inc.*	1,416	8,043
Curis, Inc.*	2,588	7,971
Spectrum Pharmaceuticals, Inc.*	1,797	7,961
LeMaitre Vascular, Inc.	314	7,957
Teladoc, Inc.*	481	7,937
Revlon, Inc. — Class A*	272	7,929
Novavax, Inc.*,1	6,261	7,889
Celldex Therapeutics, Inc.*	2,216	7,845
Central Garden & Pet Co.*	235	7,776
Oxford Immunotec Global plc*	515	7,699
NanoString Technologies, Inc.*	344	7,671
Atara Biotherapeutics, Inc.*	539	7,654
Surmodics, Inc.*	301	7,645
Smart & Final Stores, Inc.*	536	7,558
Weight Watchers International, Inc.*	643	7,362
Sucampo Pharmaceuticals, Inc. — Class A*	543	7,358
Rockwell Medical, Inc.*,1	1,111	7,277
Geron Corp.*,1	3,501	7,247
Intersect ENT, Inc.*	592	7,163
Chefs' Warehouse, Inc.*	449	7,094
Natera, Inc.*	605	7,085
Pacific Biosciences of California, Inc.*	1,862	7,076
Axovant Sciences Ltd.*	567	7,042
BioSpecifics Technologies Corp.*	126	7,018
Zogenix, Inc.*	575	6,986
Agenus, Inc.*	1,695	6,983
Civitas Solutions, Inc.*	350	6,965
Farmer Brothers Co.*	188	6,900
Surgery Partners, Inc.*	432	6,847
Medpace Holdings, Inc.*	189	6,816
CRA International, Inc.	185	6,771
Organovo Holdings, Inc.*	1,997	6,770
ConforMIS, Inc.*	830	6,723
Nutraceutical International Corp.	192	6,710
Alarm.com Holdings, Inc.*	239	6,651
Bellicum Pharmaceuticals, Inc.*	486	6,619
Exactech, Inc.*	242	6,607
Paratek Pharmaceuticals, Inc.*	425	6,545
Adamas Pharmaceuticals, Inc.*	387	6,540
Enzo Biochem, Inc.*	920	6,385
Teligent, Inc.*	961	6,352
Trevena, Inc.*	1,038	6,103
Seneca Foods Corp. — Class A*	152	6,088
Primo Water Corp.*	490	6,017
Addus HomeCare Corp.*	171	5,994
Amplify Snack Brands, Inc.*	678	5,973
Aclaris Therapeutics, Inc.*	220	5,971
Advaxis, Inc.*	831	5,950
Vectrus, Inc.*	248	5,915
Limoneira Co.	272	5,851
BioTime, Inc.*,1	1,613	5,823
Utah Medical Products, Inc.	80	5,820
Great Lakes Dredge & Dock Corp.*	1,370	5,754
La Jolla Pharmaceutical Co.*	323	5,662
Aratana Therapeutics, Inc.*	774	5,557
RadNet, Inc.*	861	5,553
Global Blood Therapeutics, Inc.*	384	5,549
Foundation Medicine, Inc.*	312	5,522
AxoGen, Inc.*	611	5,498
CSS Industries, Inc.	198	5,360
Avexis, Inc.*	112	5,346
Village Super Market, Inc. — Class A	170	5,253
CytomX Therapeutics, Inc.*	474	5,209
Minerva Neurosciences, Inc.*	441	5,181
NewLink Genetics Corp.*	502	5,161
Karyopharm Therapeutics, Inc.*	548	5,151
Rigel Pharmaceuticals, Inc.*	2,160	5,141
Insys Therapeutics, Inc.*,1	545	5,014
Quorum Health Corp.*	688	5,002
Craft Brew Alliance, Inc.*	293	4,952
Sangamo BioSciences, Inc.*	1,611	4,914

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Consumer, Non-cyclical - 14.1% (continued)
Collegium Pharmaceutical, Inc.*,1	314	$4,889
ARC Document Solutions, Inc.*	952	4,836
MannKind Corp.*,1	7,519	4,787
Franklin Covey Co.*	237	4,776
Cutera, Inc.*	272	4,719
Edge Therapeutics, Inc.*	377	4,713
PharmAthene, Inc.*	1,446	4,700
Chimerix, Inc.*	990	4,554
Cara Therapeutics, Inc.*	487	4,524
WaVe Life Sciences Ltd.*	171	4,472
Inventure Foods, Inc.*	440	4,334
RTI Surgical, Inc.*	1,333	4,332
American Renal Associates Holdings, Inc.*	202	4,299
Natural Health Trends Corp.	172	4,274
Bridgepoint Education, Inc.*	414	4,194
Invitae Corp.*	528	4,192
Stemline Therapeutics, Inc.*	391	4,184
Esperion Therapeutics, Inc.*	332	4,157
MediciNova, Inc.*	689	4,155
XBiotech, Inc.*,1	406	4,109
Seres Therapeutics, Inc.*	413	4,089
ImmunoGen, Inc.*	1,954	3,986
TG Therapeutics, Inc.*	854	3,971
B. Riley Financial, Inc.	215	3,967
ChemoCentryx, Inc.*	534	3,952
Egalet Corp.*,1	514	3,932
Concert Pharmaceuticals, Inc.*	382	3,931
Durect Corp.*	2,926	3,921
Textainer Group Holdings Ltd.	526	3,919
MyoKardia, Inc.*	299	3,872
Protagonist Therapeutics, Inc.*	176	3,870
Ascent Capital Group, Inc. — Class A*	237	3,854
Pfenex, Inc.*	422	3,828
OncoMed Pharmaceuticals, Inc.*	492	3,793
Alliance One International, Inc.*	193	3,706
Cellular Biomedicine Group, Inc.*	282	3,694
Genesis Healthcare, Inc.*	868	3,689
National Research Corp. — Class A	194	3,686
Collectors Universe, Inc.	173	3,673
Ignyta, Inc.*	684	3,625
Idera Pharmaceuticals, Inc.*	2,404	3,606
Dynavax Technologies Corp.*	902	3,563
Ocular Therapeutix, Inc.*,1	415	3,474
Voyager Therapeutics, Inc.*	272	3,465
Ophthotech Corp.*,1	707	3,415
Tetraphase Pharmaceuticals, Inc.*	843	3,397
Entellus Medical, Inc.*,1	174	3,301
Aevi Genomic Medicine, Inc.*	630	3,263
CAI International, Inc.*	364	3,156
InVivo Therapeutics Holdings Corp.*	747	3,137
Neff Corp. — Class A*	221	3,116
Cidara Therapeutics, Inc.*	299	3,110
Anavex Life Sciences Corp.*	757	2,998
Nature's Sunshine Products, Inc.	198	2,970
PFSweb, Inc.*	341	2,899
Cempra, Inc.*,1	1,035	2,898
Reata Pharmaceuticals, Inc. — Class A*	132	2,882
Sorrento Therapeutics, Inc.*,1	585	2,867
Care.com, Inc.*	326	2,794
Bio-Path Holdings, Inc.*	2,052	2,770
Applied Genetic Technologies Corp.*	295	2,758
BioScrip, Inc.*	2,608	2,712
Athersys, Inc.*	1,766	2,702
Nobilis Health Corp.*	1,286	2,701
Information Services Group, Inc.*	721	2,624
Synutra International, Inc.*	489	2,616
Lifevantage Corp.*	319	2,600
Editas Medicine, Inc.*	159	2,581
Veracyte, Inc.*	325	2,516
Natural Grocers by Vitamin Cottage, Inc.*	211	2,509
Inotek Pharmaceuticals Corp.*	405	2,471
Iridex Corp.*	175	2,461
Adeptus Health, Inc. — Class A*	321	2,452
Audentes Therapeutics, Inc.*	133	2,430
Asterias Biotherapeutics, Inc.*	526	2,420
Vital Therapies, Inc.*,1	549	2,388
Osiris Therapeutics, Inc.*	462	2,268
Proteostasis Therapeutics, Inc.*	185	2,268
Endocyte, Inc.*	881	2,247
NantKwest, Inc.*	387	2,214
ChromaDex Corp.*	664	2,198
Arrowhead Pharmaceuticals, Inc.*	1,403	2,175
Fortress Biotech, Inc.*	791	2,136
AcelRx Pharmaceuticals, Inc.*	821	2,135
Intellia Therapeutics, Inc.*	162	2,124
Liberty Tax, Inc.	158	2,117
TransEnterix, Inc.*	1,614	2,098
TerraVia Holdings, Inc.*	1,822	2,095
Selecta Biosciences, Inc.*	118	2,024
Regulus Therapeutics, Inc.*	899	2,023
CPI Card Group, Inc.	487	2,021
Alico, Inc.	74	2,009
Neos Therapeutics, Inc.*	319	1,866
T2 Biosystems, Inc.*	339	1,783
Immune Design Corp.*	322	1,771
Agile Therapeutics, Inc.*	308	1,756
Titan Pharmaceuticals, Inc.*	436	1,744
Axsome Therapeutics, Inc.*	258	1,742
Senseonics Holdings, Inc.*	645	1,722
Clearside Biomedical, Inc.*	192	1,716
Turning Point Brands, Inc.*	139	1,703
GlycoMimetics, Inc.*	278	1,696
Zafgen, Inc.*	530	1,685
AAC Holdings, Inc.*	230	1,665
Argos Therapeutics, Inc.*	334	1,637

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Consumer, Non-cyclical - 14.1% (continued)
Tactile Systems Technology, Inc.*	97	$1,592
Avinger, Inc.*	427	1,580
Cambium Learning Group, Inc.*	311	1,552
Adverum Biotechnologies, Inc.*	533	1,546
Infinity Pharmaceuticals, Inc.*	1,140	1,539
Lipocine, Inc.*	385	1,417
Mirati Therapeutics, Inc.*	295	1,401
Trovagene, Inc.*	653	1,371
Synthetic Biologics, Inc.*	1,755	1,338
Syros Pharmaceuticals, Inc.*	108	1,313
Flex Pharma, Inc.*	247	1,304
Lifeway Foods, Inc.*	109	1,255
Dimension Therapeutics, Inc.*	284	1,235
Patriot National, Inc.	252	1,172
Eiger BioPharmaceuticals, Inc.*	97	1,130
OvaScience, Inc.*	728	1,114
Corvus Pharmaceuticals, Inc.*	77	1,101
iRadimed Corp.*	94	1,043
Kadmon Holdings, Inc.*	189	1,011
Ampio Pharmaceuticals, Inc.*	1,117	1,006
Tandem Diabetes Care, Inc.*	431	927
Aptevo Therapeutics, Inc.*	377	920
vTv Therapeutics, Inc. — Class A*	177	855
CytRx Corp.*	2,249	837
Syndax Pharmaceuticals, Inc.*	109	782
Second Sight Medical Products, Inc.*	329	648
Anthera Pharmaceuticals, Inc.*	912	592
ViewRay, Inc.*	154	482
Galena Biopharma, Inc.*	245	475
Tokai Pharmaceuticals, Inc.*	230	225
Total Consumer, Non-cyclical		8,069,645
Industrial - 10.5%
Curtiss-Wright Corp.	1,028	101,114
EMCOR Group, Inc.	1,405	99,418
XPO Logistics, Inc.*	2,271	98,016
Teledyne Technologies, Inc.*	794	97,662
CLARCOR, Inc.	1,104	91,046
Woodward, Inc.	1,228	84,794
EnerSys	1,011	78,959
Littelfuse, Inc.	513	77,857
Coherent, Inc.*	561	77,072
Belden, Inc.	974	72,826
Tech Data Corp.*	812	68,760
Joy Global, Inc.	2,287	64,035
Louisiana-Pacific Corp.*	3,345	63,321
Sanmina Corp.*	1,704	62,452
Generac Holdings, Inc.*	1,517	61,803
Esterline Technologies Corp.*	686	61,191
MasTec, Inc.*	1,536	58,752
GATX Corp.[1]	949	58,439
John Bean Technologies Corp.	676	58,101
Tetra Tech, Inc.	1,341	57,864
Kennametal, Inc.	1,832	57,268
Dycom Industries, Inc.*	709	56,926
KLX, Inc.*	1,226	55,305
Barnes Group, Inc.	1,166	55,292
Universal Display Corp.*	962	54,161
Hillenbrand, Inc.	1,370	52,540
Mueller Industries, Inc.	1,314	52,507
Knight Transportation, Inc.	1,553	51,326
Vishay Intertechnology, Inc.	3,166	51,289
Granite Construction, Inc.	917	50,435
Advanced Energy Industries, Inc.*	917	50,206
Applied Industrial Technologies, Inc.	842	50,015
MSA Safety, Inc.	721	49,987
Worthington Industries, Inc.	1,045	49,576
RBC Bearings, Inc.*	526	48,818
Itron, Inc.*	776	48,772
Moog, Inc. — Class A*	741	48,669
Mueller Water Products, Inc. — Class A	3,615	48,116
Golar LNG Ltd.	2,063	47,324
Universal Forest Products, Inc.	460	47,002
Masonite International Corp.*	705	46,388
KapStone Paper and Packaging Corp.	2,003	44,166
Trex Company, Inc.*	684	44,050
IMAX Corp.*	1,366	42,892
Summit Materials, Inc. — Class A*	1,789	42,552
Swift Transportation Co. — Class A*	1,733	42,216
Simpson Manufacturing Company, Inc.	963	42,131
Watts Water Technologies, Inc. — Class A	646	42,119
Plexus Corp.*	774	41,827
Franklin Electric Company, Inc.	1,068	41,545
II-VI, Inc.*	1,380	40,917
Brady Corp. — Class A	1,061	39,841
Headwaters, Inc.*	1,687	39,678
Trinseo S.A.	667	39,553
AZZ, Inc.	601	38,404
Rexnord Corp.*	1,923	37,672
Exponent, Inc.	593	35,757
Matson, Inc.	1,003	35,496
Actuant Corp. — Class A	1,363	35,370
Apogee Enterprises, Inc.	659	35,296
Benchmark Electronics, Inc.*	1,148	35,014
Methode Electronics, Inc.	846	34,982
Knowles Corp.*	2,049	34,239
Hub Group, Inc. — Class A*	778	34,038
EnPro Industries, Inc.	501	33,747
ESCO Technologies, Inc.	590	33,424
Forward Air Corp.	691	32,740
Fabrinet*	809	32,603
Rogers Corp.*	418	32,107
TopBuild Corp.*	894	31,826
AAON, Inc.	937	30,968
OSI Systems, Inc.*	406	30,905
Albany International Corp. — Class A	665	30,790
Gibraltar Industries, Inc.*	732	30,488
Greif, Inc. — Class A	594	30,479
Kaman Corp.	622	30,434

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Industrial - 10.5% (continued)
Triumph Group, Inc.	1,144	$30,316
Astec Industries, Inc.	449	30,290
Atlas Air Worldwide Holdings, Inc.*	569	29,673
Proto Labs, Inc.*	572	29,372
TASER International, Inc.*	1,211	29,355
Tennant Co.	406	28,907
Comfort Systems USA, Inc.	860	28,638
Cubic Corp.	584	28,003
Werner Enterprises, Inc.	1,036	27,920
American Outdoor Brands Corp.*	1,271	26,793
SPX FLOW, Inc.*	819	26,257
Greenbrier Companies, Inc.	629	26,135
Standex International Corp.	295	25,916
Saia, Inc.*	584	25,784
Patrick Industries, Inc.*	337	25,713
Chart Industries, Inc.*	709	25,538
Harsco Corp.	1,870	25,432
AAR Corp.	767	25,349
US Ecology, Inc.	507	24,919
Aerojet Rocketdyne Holdings, Inc.*	1,382	24,807
CIRCOR International, Inc.	382	24,784
TriMas Corp.*	1,045	24,558
Tutor Perini Corp.*	876	24,528
Multi-Color Corp.	315	24,444
Badger Meter, Inc.	651	24,054
Lydall, Inc.*	385	23,812
TTM Technologies, Inc.*	1,681	22,912
SPX Corp.*	965	22,890
Sturm Ruger & Company, Inc.	430	22,661
Argan, Inc.	311	21,941
Briggs & Stratton Corp.	985	21,926
US Concrete, Inc.*	332	21,746
Heartland Express, Inc.	1,068	21,744
Federal Signal Corp.	1,391	21,714
Sun Hydraulics Corp.	540	21,584
Altra Industrial Motion Corp.	584	21,550
General Cable Corp.	1,125	21,431
Builders FirstSource, Inc.*	1,945	21,337
Primoris Services Corp.	934	21,277
Raven Industries, Inc.	842	21,218
Ship Finance International Ltd.[1]	1,390	20,642
GoPro, Inc. — Class A*,1	2,343	20,408
Boise Cascade Co.*	906	20,385
Encore Wire Corp.	469	20,331
Nordic American Tankers Ltd.[1]	2,288	19,219
Aegion Corp. — Class A*	810	19,197
Continental Building Products, Inc.*	817	18,873
Griffon Corp.	701	18,366
Lindsay Corp.	246	18,354
Air Transport Services Group, Inc.*	1,126	17,971
Manitowoc Company, Inc.*	2,950	17,641
Babcock & Wilcox Enterprises, Inc.*	1,060	17,585
Scorpio Tankers, Inc.	3,792	17,178
AVX Corp.	1,079	16,865
Global Brass & Copper Holdings, Inc.	490	16,807
Echo Global Logistics, Inc.*	666	16,683
Alamo Group, Inc.	219	16,666
Advanced Drainage Systems, Inc.	805	16,583
CTS Corp.	726	16,262
Quanex Building Products Corp.	794	16,118
Caesarstone Ltd.*	553	15,843
ArcBest Corp.	571	15,788
Novanta, Inc.*	733	15,393
GasLog Ltd.	949	15,279
Kadant, Inc.	249	15,239
Astronics Corp.*	448	15,160
Insteel Industries, Inc.	406	14,470
TimkenSteel Corp.*	915	14,164
Tredegar Corp.	590	14,160
Hyster-Yale Materials Handling, Inc.	219	13,966
FARO Technologies, Inc.*	386	13,896
Chase Corp.	164	13,702
MYR Group, Inc.*	347	13,075
Aerovironment, Inc.*	475	12,744
PGT Innovations, Inc.*	1,108	12,687
Gorman-Rupp Co.	409	12,659
Marten Transport Ltd.	534	12,442
Haynes International, Inc.	288	12,381
Columbus McKinnon Corp.	450	12,168
National Presto Industries, Inc.	114	12,130
Kimball Electronics, Inc.*	652	11,866
NN, Inc.	608	11,582
Casella Waste Systems, Inc. — Class A*	897	11,132
Stoneridge, Inc.*	622	11,003
AEP Industries, Inc.	94	10,913
Armstrong Flooring, Inc.*	543	10,811
Frontline Ltd.	1,508	10,722
DXP Enterprises, Inc.*	300	10,422
Mistras Group, Inc.*	398	10,221
YRC Worldwide, Inc.*	755	10,026
NCI Building Systems, Inc.*	631	9,875
CECO Environmental Corp.	679	9,472
Teekay Corp.	1,137	9,130
Greif, Inc. — Class B	133	8,983
Applied Optoelectronics, Inc.*	383	8,977
DHT Holdings, Inc.	2,130	8,818
Mesa Laboratories, Inc.	70	8,593
GP Strategies Corp.*	296	8,466
Park-Ohio Holdings Corp.	198	8,435
Park Electrochemical Corp.	448	8,355
Ply Gem Holdings, Inc.*	510	8,288
Energy Recovery, Inc.*	799	8,270
American Railcar Industries, Inc.	180	8,152
Kratos Defense & Security Solutions, Inc.*	1,075	7,955
NVE Corp.	111	7,929
Powell Industries, Inc.	202	7,878
VSE Corp.	200	7,768

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Industrial - 10.5% (continued)
Roadrunner Transportation Systems, Inc.*	709	$7,367
Myers Industries, Inc.	504	7,207
Multi Packaging Solutions International Ltd.*	492	7,016
Atkore International Group, Inc.*	282	6,743
Bel Fuse, Inc. — Class B	215	6,644
Scorpio Bulkers, Inc.*	1,295	6,540
Milacron Holdings Corp.*	338	6,297
Orion Group Holdings, Inc.*	624	6,209
Ducommun, Inc.*	241	6,160
Teekay Tankers Ltd. — Class A	2,703	6,109
Energous Corp.*	344	5,796
Vicor Corp.*	382	5,768
NV5 Global, Inc.*	171	5,711
Hornbeck Offshore Services, Inc.*	754	5,444
LSI Industries, Inc.	551	5,367
Covenant Transportation Group, Inc. — Class A*	275	5,319
Vishay Precision Group, Inc.*	281	5,311
Sparton Corp.*	217	5,175
Olympic Steel, Inc.	213	5,161
Graham Corp.	222	4,917
Fluidigm Corp.*	674	4,907
Hurco Companies, Inc.	147	4,866
Ardmore Shipping Corp.	655	4,847
Control4 Corp.*	466	4,753
Heritage-Crystal Clean, Inc.*	296	4,647
Dorian LPG Ltd.*	562	4,614
TRC Companies, Inc.*	431	4,569
Layne Christensen Co.*	420	4,565
ZAGG, Inc.*	640	4,544
Celadon Group, Inc.	632	4,519
International Seaways, Inc.*	300	4,212
FreightCar America, Inc.	281	4,195
Gener8 Maritime, Inc.*	910	4,077
LSB Industries, Inc.*,1	479	4,033
UFP Technologies, Inc.*	149	3,792
Omega Flex, Inc.	68	3,792
Electro Scientific Industries, Inc.*	638	3,777
Tidewater, Inc.*	1,098	3,744
IES Holdings, Inc.*	182	3,485
Lawson Products, Inc.*	146	3,475
Costamare, Inc.	614	3,438
Overseas Shipholding Group, Inc. — Class A	896	3,432
Radiant Logistics, Inc.*	876	3,416
Ampco-Pittsburgh Corp.	199	3,333
Aqua Metals, Inc.*	250	3,278
Hill International, Inc.*	750	3,263
Navios Maritime Acquisition Corp.	1,871	3,181
Universal Logistics Holdings, Inc.	193	3,156
Allied Motion Technologies, Inc.	144	3,080
Hardinge, Inc.	271	3,003
Gencor Industries, Inc.*	180	2,826
Willis Lease Finance Corp.*	91	2,328
American Superconductor Corp.*	272	2,005
Handy & Harman Ltd.*	68	1,737
USA Truck, Inc.*	189	1,646
NL Industries, Inc.*	193	1,573
Astronics Corp. — Class B*	46	1,550
PAM Transportation Services, Inc.*	55	1,429
Power Solutions International, Inc.*	112	840
Total Industrial		5,990,608
Consumer, Cyclical - 8.9%
Jack in the Box, Inc.	758	84,622
Tenneco, Inc.*	1,308	81,710
Cracker Barrel Old Country Store, Inc.[1]	445	74,305
Texas Roadhouse, Inc. — Class A	1,537	74,145
Hawaiian Holdings, Inc.*	1,223	69,712
Buffalo Wild Wings, Inc.*	439	67,782
Dana, Inc.	3,458	65,633
Beacon Roofing Supply, Inc.*	1,387	63,899
Cheesecake Factory, Inc.	1,054	63,114
LCI Industries	551	59,370
HNI Corp.	1,051	58,771
American Eagle Outfitters, Inc.	3,865	58,632
Office Depot, Inc.	12,834	58,009
Anixter International, Inc.*	673	54,546
Papa John's International, Inc.	630	53,915
Lithia Motors, Inc. — Class A	551	53,354
Big Lots, Inc.	1,034	51,917
FirstCash, Inc.	1,104	51,888
Steven Madden Ltd.*	1,428	51,050
Allegiant Travel Co. — Class A	306	50,918
UniFirst Corp.	351	50,421
Cooper Tire & Rubber Co.	1,285	49,922
Five Below, Inc.*	1,243	49,669
Dave & Buster's Entertainment, Inc.*	879	49,488
Wolverine World Wide, Inc.	2,249	49,366
ILG, Inc.	2,625	47,697
Bloomin' Brands, Inc.	2,641	47,617
Herman Miller, Inc.	1,389	47,504
Churchill Downs, Inc.	314	47,240
Core-Mark Holding Company, Inc.	1,059	45,611
Dorman Products, Inc.*	615	44,932
Marriott Vacations Worldwide Corp.	520	44,122
Children's Place, Inc.	435	43,913
G&K Services, Inc. — Class A	454	43,788
Chico's FAS, Inc.	3,027	43,559
SkyWest, Inc.	1,165	42,464
Deckers Outdoor Corp.*	753	41,709
TRI Pointe Group, Inc.*	3,454	39,653
PriceSmart, Inc.	465	38,828
Boyd Gaming Corp.*	1,915	38,625
Group 1 Automotive, Inc.	482	37,567
Columbia Sportswear Co.	626	36,496

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Consumer, Cyclical - 8.9% (continued)
iRobot Corp.*	623	$36,414
Navistar International Corp.*	1,148	36,013
Steelcase, Inc. — Class A	1,997	35,746
Cooper-Standard Holdings, Inc.*	344	35,563
DSW, Inc. — Class A	1,562	35,379
La-Z-Boy, Inc.	1,139	35,366
American Axle & Manufacturing Holdings, Inc.*	1,779	34,335
Caleres, Inc.	994	32,623
DineEquity, Inc.	406	31,262
Knoll, Inc.	1,115	31,142
Mobile Mini, Inc.	1,028	31,097
Meritage Homes Corp.*	887	30,868
KB Home	1,936	30,608
Popeyes Louisiana Kitchen, Inc.*	503	30,421
Genesco, Inc.*	477	29,622
G-III Apparel Group Ltd.*	997	29,471
SeaWorld Entertainment, Inc.	1,551	29,360
Tailored Brands, Inc.	1,134	28,974
Sonic Corp.	1,092	28,949
Gentherm, Inc.*	846	28,637
Asbury Automotive Group, Inc.*	463	28,567
La Quinta Holdings, Inc.*	1,968	27,965
Interface, Inc. — Class A	1,501	27,844
Restoration Hardware Holdings, Inc.*,1	898	27,569
Standard Motor Products, Inc.	498	26,504
Belmond Ltd. — Class A*	1,941	25,912
Liberty TripAdvisor Holdings, Inc. — Class A*	1,684	25,344
Fossil Group, Inc.*	974	25,188
BMC Stock Holdings, Inc.*	1,278	24,921
HSN, Inc.	726	24,902
Ascena Retail Group, Inc.*	4,012	24,834
MDC Holdings, Inc.	964	24,740
Bob Evans Farms, Inc.	460	24,477
Select Comfort Corp.*	1,074	24,294
American Woodmark Corp.*	321	24,155
Callaway Golf Co.	2,187	23,969
Penn National Gaming, Inc.*	1,729	23,843
Meritor, Inc.*	1,909	23,710
Wabash National Corp.	1,496	23,667
ScanSource, Inc.*	583	23,524
Denny's Corp.*	1,758	22,555
International Speedway Corp. — Class A	611	22,485
Rush Enterprises, Inc. — Class A*	683	21,788
ClubCorp Holdings, Inc.	1,493	21,425
BJ's Restaurants, Inc.*	542	21,301
Universal Electronics, Inc.*	328	21,172
Oxford Industries, Inc.	352	21,166
Ethan Allen Interiors, Inc.	573	21,115
National CineMedia, Inc.	1,427	21,020
Hibbett Sports, Inc.*	530	19,768
Winnebago Industries, Inc.	622	19,686
Cavco Industries, Inc.*	197	19,670
Wesco Aircraft Holdings, Inc.*	1,291	19,300
Installed Building Products, Inc.*	467	19,287
Abercrombie & Fitch Co. — Class A	1,579	18,948
Express, Inc.*	1,725	18,561
Fiesta Restaurant Group, Inc.*	618	18,447
Pinnacle Entertainment, Inc.*	1,262	18,299
Finish Line, Inc. — Class A	969	18,227
Essendant, Inc.	864	18,058
Red Robin Gourmet Burgers, Inc.*,1	317	17,879
Cato Corp. — Class A	593	17,837
GNC Holdings, Inc. — Class A	1,592	17,576
Douglas Dynamics, Inc.	513	17,262
Guess?, Inc.	1,420	17,182
H&E Equipment Services, Inc.	733	17,042
AMC Entertainment Holdings, Inc. — Class A1	502	16,892
Scientific Games Corp. — Class A*,1	1,205	16,870
Barnes & Noble, Inc.	1,466	16,346
Modine Manufacturing Co.*	1,092	16,271
Red Rock Resorts, Inc. — Class A	697	16,163
Pier 1 Imports, Inc.	1,878	16,038
Francesca's Holdings Corp.*	887	15,993
Superior Industries International, Inc.	583	15,362
Fred's, Inc. — Class A	819	15,201
Buckle, Inc.[1]	665	15,162
Kimball International, Inc. — Class B	856	15,031
AdvancePierre Foods Holdings, Inc.	502	14,950
Caesars Acquisition Co. — Class A*	1,105	14,918
Sonic Automotive, Inc. — Class A	649	14,862
Tile Shop Holdings, Inc.*	756	14,780
Triton International Ltd.	930	14,694
Fox Factory Holding Corp.*	519	14,402
Isle of Capri Casinos, Inc.*	580	14,320
M/I Homes, Inc.*	549	13,824
Taylor Morrison Home Corp. — Class A*	705	13,578
Marcus Corp.	431	13,577
Ruth's Hospitality Group, Inc.	738	13,505
Tower International, Inc.	476	13,495
Ollie's Bargain Outlet Holdings, Inc.*	469	13,343
Vitamin Shoppe, Inc.*	560	13,300
Nautilus, Inc.*	711	13,153
Shake Shack, Inc. — Class A*	364	13,028
Regis Corp.*	862	12,516
EZCORP, Inc. — Class A*	1,174	12,503
Chuy's Holdings, Inc.*	379	12,299
Carrols Restaurant Group, Inc.*	796	12,139
Unifi, Inc.*	364	11,877
WCI Communities, Inc.*	503	11,795
Crocs, Inc.*	1,710	11,731

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Consumer, Cyclical - 8.9% (continued)
Titan International, Inc.	1,026	$11,501
Motorcar Parts of America, Inc.*	424	11,414
Biglari Holdings, Inc.*	24	11,357
Eldorado Resorts, Inc.*	664	11,255
Caesars Entertainment Corp.*	1,309	11,127
MarineMax, Inc.*	573	11,088
Wingstop, Inc.	365	10,800
Barnes & Noble Education, Inc.*	929	10,656
Zoe's Kitchen, Inc.*	443	10,628
PetMed Express, Inc.	460	10,612
William Lyon Homes — Class A*	555	10,562
LGI Homes, Inc.*,1	358	10,285
Veritiv Corp.*,1	191	10,266
Movado Group, Inc.	357	10,264
Haverty Furniture Companies, Inc.	432	10,238
Horizon Global Corp.*	423	10,152
Planet Fitness, Inc. — Class A	497	9,990
Hooker Furniture Corp.	263	9,981
Libbey, Inc.	509	9,905
Beazer Homes USA, Inc.*	730	9,709
Lumber Liquidators Holdings, Inc.*	611	9,617
SiteOne Landscape Supply, Inc.*	270	9,377
Del Frisco's Restaurant Group, Inc.*	549	9,333
Flexsteel Industries, Inc.	151	9,312
Culp, Inc.	250	9,288
Iconix Brand Group, Inc.*	994	9,284
Zumiez, Inc.*	418	9,133
Daktronics, Inc.	851	9,106
Shoe Carnival, Inc.	332	8,957
Eros International plc*,1	686	8,952
Party City Holdco, Inc.*	625	8,875
NACCO Industries, Inc. — Class A	90	8,150
Metaldyne Performance Group, Inc.	349	8,010
America's Car-Mart, Inc.*	183	8,006
Malibu Boats, Inc. — Class A*	419	7,995
Hovnanian Enterprises, Inc. — Class A*	2,827	7,718
PICO Holdings, Inc.*	507	7,681
Del Taco Restaurants, Inc.*	536	7,568
Century Communities, Inc.*	353	7,413
PC Connection, Inc.	263	7,388
Federal-Mogul Holdings Corp.*	712	7,341
Perry Ellis International, Inc.*	292	7,274
Bassett Furniture Industries, Inc.	239	7,266
Big 5 Sporting Goods Corp.	412	7,148
Potbelly Corp.*	553	7,134
Spartan Motors, Inc.	771	7,132
Miller Industries, Inc.	256	6,771
Intrawest Resorts Holdings, Inc.*	373	6,658
Winmark Corp.	52	6,560
Reading International, Inc. — Class A*	391	6,491
Monarch Casino & Resort, Inc.*	246	6,342
Citi Trends, Inc.	334	6,293
Titan Machinery, Inc.*	412	6,003
Conn's, Inc.*	471	5,958
Speedway Motorsports, Inc.	273	5,916
El Pollo Loco Holdings, Inc.*	471	5,793
Duluth Holdings, Inc. — Class B*	222	5,639
Tuesday Morning Corp.*	1,042	5,627
Sportsman's Warehouse Holdings, Inc.*	599	5,625
Vera Bradley, Inc.*	470	5,508
Green Brick Partners, Inc.*	539	5,417
Habit Restaurants, Inc. — Class A*	313	5,399
Kirkland's, Inc.*	342	5,304
Freshpet, Inc.*	518	5,258
GMS, Inc.*	165	4,831
Weyco Group, Inc.	151	4,726
Supreme Industries, Inc. — Class A	301	4,726
Rush Enterprises, Inc. — Class B*	153	4,723
Nathan's Famous, Inc.*	71	4,608
Arctic Cat, Inc.*	304	4,566
Lifetime Brands, Inc.	256	4,544
Johnson Outdoors, Inc. — Class A	114	4,525
AV Homes, Inc.*	284	4,487
West Marine, Inc.*	427	4,471
Ruby Tuesday, Inc.*	1,378	4,451
Build-A-Bear Workshop, Inc. — Class A*	314	4,318
Sequential Brands Group, Inc.*	910	4,259
Bojangles', Inc.*	227	4,234
Century Casinos, Inc.*	495	4,074
Stein Mart, Inc.	722	3,957
Boot Barn Holdings, Inc.*	309	3,869
Superior Uniform Group, Inc.	186	3,649
Destination XL Group, Inc.*	841	3,574
Tilly's, Inc. — Class A*	270	3,561
Marine Products Corp.	250	3,468
New Home Company, Inc.*	295	3,454
Delta Apparel, Inc.*	165	3,420
J Alexander's Holdings, Inc.*	310	3,333
Strattec Security Corp.	81	3,264
Escalade, Inc.	245	3,234
Lindblad Expeditions Holdings, Inc.*	341	3,222
Jamba, Inc.*	296	3,049
Golden Entertainment, Inc.	239	2,894
At Home Group, Inc.*	193	2,824
Red Lion Hotels Corp.*	329	2,747
MCBC Holdings, Inc.	179	2,610
Stage Stores, Inc.	595	2,600
Sears Holdings Corp.*,1	261	2,425
Container Store Group, Inc.*	369	2,343
Systemax, Inc.	267	2,342
Kona Grill, Inc.*	181	2,272
UCP, Inc. — Class A*	187	2,253
Unique Fabricating, Inc.	153	2,234
Vince Holding Corp.*	500	2,025

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Consumer, Cyclical - 8.9% (continued)
Blue Bird Corp.*,1	126	$1,947
Luby's, Inc.*	451	1,930
Workhorse Group, Inc.*	266	1,878
JAKKS Pacific, Inc.*,1	355	1,828
Empire Resorts, Inc.*	77	1,752
Fogo De Chao, Inc.*	115	1,650
Gaia, Inc.*	159	1,375
Performance Sports Group Ltd.*	886	1,320
Sears Hometown and Outlet Stores, Inc.*	261	1,227
Noodles & Co.*	256	1,050
CompX International, Inc.	37	596
Total Consumer, Cyclical		5,057,765
Technology - 7.9%
Advanced Micro Devices, Inc.*	17,449	197,871
Microsemi Corp.*	2,641	142,534
Aspen Technology, Inc.*	1,918	104,875
Take-Two Interactive Software, Inc.*	1,931	95,179
Cavium, Inc.*	1,497	93,472
Mentor Graphics Corp.	2,486	91,709
j2 Global, Inc.	1,092	89,325
Fair Isaac Corp.	719	85,719
Science Applications International Corp.	981	83,189
MAXIMUS, Inc.	1,490	83,127
Cirrus Logic, Inc.*	1,455	82,266
SYNNEX Corp.	678	82,052
Monolithic Power Systems, Inc.	904	74,065
Integrated Device Technology, Inc.*	3,127	73,672
MKS Instruments, Inc.	1,235	73,359
EPAM Systems, Inc.*	1,119	71,963
CACI International, Inc. — Class A*	565	70,230
Blackbaud, Inc.	1,096	70,144
Intersil Corp. — Class A	3,115	69,465
NetScout Systems, Inc.*	2,078	65,457
Medidata Solutions, Inc.*	1,275	63,329
Silicon Laboratories, Inc.*	958	62,270
Entegris, Inc.*	3,282	58,748
Verint Systems, Inc.*	1,441	50,795
Convergys Corp.	2,064	50,691
Tessera Holding Corp.	1,143	50,521
Cornerstone OnDemand, Inc.*	1,168	49,418
ACI Worldwide, Inc.*	2,676	48,569
Acxiom Corp.*	1,799	48,213
Electronics for Imaging, Inc.*	1,091	47,852
Semtech Corp.*	1,499	47,293
Paycom Software, Inc.*	1,021	46,445
CommVault Systems, Inc.*	898	46,158
Lumentum Holdings, Inc.*	1,172	45,298
Synaptics, Inc.*	814	43,614
MicroStrategy, Inc. — Class A*	220	43,428
Power Integrations, Inc.	637	43,220
Inphi Corp.*	932	41,586
Ambarella, Inc.*	743	40,219
Diebold Nixdorf, Inc.	1,587	39,913
ExlService Holdings, Inc.*	755	38,081
RealPage, Inc.*	1,254	37,620
Progress Software Corp.	1,162	37,103
Synchronoss Technologies, Inc.*	958	36,691
CSG Systems International, Inc.	744	36,010
Rambus, Inc.*	2,523	34,742
Cabot Microelectronics Corp.	547	34,554
Insight Enterprises, Inc.*	851	34,414
Envestnet, Inc.*	961	33,875
Ebix, Inc.[1]	585	33,374
3D Systems Corp.*	2,488	33,066
HubSpot, Inc.*	670	31,490
Pegasystems, Inc.	837	30,132
MaxLinear, Inc. — Class A*	1,295	28,231
BroadSoft, Inc.*	682	28,133
Omnicell, Inc.*	825	27,968
Mercury Systems, Inc.*	904	27,319
Brooks Automation, Inc.	1,576	26,902
Veeco Instruments, Inc.*	922	26,876
SPS Commerce, Inc.*	384	26,838
Sykes Enterprises, Inc.*	897	25,887
2U, Inc.*	851	25,658
Super Micro Computer, Inc.*	897	25,161
MACOM Technology Solutions Holdings, Inc.*	540	24,991
Amkor Technology, Inc.*	2,322	24,497
InvenSense, Inc. — Class A*	1,897	24,263
ManTech International Corp. — Class A	573	24,209
Callidus Software, Inc.*	1,414	23,755
Bottomline Technologies de, Inc.*,1	932	23,319
Diodes, Inc.*	883	22,667
MTS Systems Corp.	388	22,000
Lattice Semiconductor Corp.*	2,783	20,483
Qualys, Inc.*	631	19,971
Globant S.A.*,1	596	19,877
Cray, Inc.*	934	19,334
Stratasys Ltd.*	1,138	18,823
Monotype Imaging Holdings, Inc.	941	18,679
Pure Storage, Inc. — Class A*	1,581	17,881
FormFactor, Inc.*	1,594	17,853
Unisys Corp.*,1	1,165	17,417
Photronics, Inc.*	1,514	17,108
Rudolph Technologies, Inc.*	695	16,228
Virtusa Corp.*	642	16,127
Box, Inc. — Class A*	1,132	15,690
Quality Systems, Inc.*	1,185	15,583
CEVA, Inc.*	457	15,332
Syntel, Inc.	749	14,823
Applied Micro Circuits Corp.*	1,760	14,520
New Relic, Inc.*	509	14,379
PDF Solutions, Inc.*	627	14,139
Engility Holdings, Inc.*	418	14,087
Nanometrics, Inc.*	549	13,758
PROS Holdings, Inc.*	584	12,568
Ultratech, Inc.*	501	12,014
Silver Spring Networks, Inc.*	879	11,699
Actua Corp.*	834	11,676

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Technology - 7.9% (continued)
TeleTech Holdings, Inc.	381	$11,621
Nimble Storage, Inc.*	1,461	11,571
Barracuda Networks, Inc.*	510	10,929
Five9, Inc.*,1	766	10,870
Vocera Communications, Inc.*	574	10,613
Exar Corp.*	947	10,209
Cotiviti Holdings, Inc.*	293	10,079
Axcelis Technologies, Inc.*	677	9,850
KEYW Holding Corp.*,1	832	9,809
Xcerra Corp.*	1,227	9,374
LivePerson, Inc.*	1,236	9,332
Bazaarvoice, Inc.*	1,904	9,234
Alpha & Omega Semiconductor Ltd.*	421	8,955
Benefitfocus, Inc.*	299	8,880
InnerWorkings, Inc.*	891	8,776
Cohu, Inc.	612	8,507
Digi International, Inc.*	602	8,278
Sapiens International Corporation N.V.	563	8,073
Hortonworks, Inc.*	935	7,770
Ultra Clean Holdings, Inc.*	745	7,227
Immersion Corp.*	671	7,133
MINDBODY, Inc. — Class A*,1	334	7,114
Workiva, Inc.*	510	6,962
IXYS Corp.	583	6,938
Carbonite, Inc.*	412	6,757
Digimarc Corp.*,1	225	6,750
Varonis Systems, Inc.*	248	6,646
QAD, Inc. — Class A	218	6,627
DSP Group, Inc.*	500	6,525
American Software, Inc. — Class A	598	6,177
Computer Programs & Systems, Inc.	260	6,136
Eastman Kodak Co.*	395	6,123
Jive Software, Inc.*	1,339	5,825
Xactly Corp.*	529	5,819
Brightcove, Inc.*	695	5,595
Evolent Health, Inc. — Class A*	371	5,491
EMCORE Corp.	606	5,272
Datalink Corp.*	467	5,258
DMC Global, Inc.	325	5,151
pdvWireless, Inc.*	226	5,096
Tangoe, Inc.*	641	5,051
Sigma Designs, Inc.*	831	4,986
Exa Corp.*	322	4,946
Instructure, Inc.*	244	4,770
Glu Mobile, Inc.*	2,386	4,629
Castlight Health, Inc. — Class B*	935	4,628
Impinj, Inc.*	130	4,594
Model N, Inc.*	516	4,567
Mitek Systems, Inc.*	683	4,200
Appfolio, Inc. — Class A*	176	4,198
Kopin Corp.*	1,429	4,058
MobileIron, Inc.*	1,078	4,043
Planet Payment, Inc.*	982	4,007
Rosetta Stone, Inc.*	448	3,992
Park City Group, Inc.*	300	3,810
Maxwell Technologies, Inc.*	731	3,743
Amber Road, Inc.*	411	3,732
Guidance Software, Inc.*	525	3,717
Radisys Corp.*	826	3,659
Agilysys, Inc.*	351	3,636
USA Technologies, Inc.*	831	3,573
GigPeak, Inc.*	1,352	3,407
Avid Technology, Inc.*	746	3,282
ExOne Co.*	253	2,363
NCI, Inc. — Class A	140	1,953
NantHealth, Inc.*	154	1,531
SecureWorks Corp. — Class A*	141	1,493
Cogint, Inc.*,1	352	1,214
Majesco*	136	827
Total Technology		4,495,089
Communications - 4.9%
Ciena Corp.*	3,186	77,770
Finisar Corp.*	2,495	75,524
InterDigital, Inc.	804	73,445
GrubHub, Inc.*,1	1,873	70,461
ViaSat, Inc.*	1,032	68,339
Proofpoint, Inc.*	947	66,906
TiVo Corp.*	2,716	56,764
LogMeIn, Inc.[1]	584	56,385
Meredith Corp.	871	51,519
Sinclair Broadcast Group, Inc. — Class A1	1,535	51,191
Media General, Inc.*	2,530	47,639
Viavi Solutions, Inc.*	5,443	44,524
Nexstar Broadcasting Group, Inc. — Class A1	692	43,804
Stamps.com, Inc.*,1	375	42,995
WebMD Health Corp. — Class A*	866	42,928
Time, Inc.	2,385	42,572
Plantronics, Inc.	770	42,165
DigitalGlobe, Inc.*	1,465	41,972
NeuStar, Inc. — Class A*	1,256	41,950
NETGEAR, Inc.*	751	40,817
Shutterfly, Inc.*	801	40,194
Zendesk, Inc.*	1,883	39,920
Cogent Communications Holdings, Inc.	965	39,902
New York Times Co. — Class A	2,886	38,384
NIC, Inc.	1,473	35,205
comScore, Inc.*	1,107	34,959
Ubiquiti Networks, Inc.*,1	602	34,796
Gigamon, Inc.*	754	34,345
Liberty Media Corporation-Liberty Media — Class C*	1,071	33,554
Houghton Mifflin Harcourt Co.*	2,877	31,215
Consolidated Communications Holdings, Inc.	1,152	30,931
Vonage Holdings Corp.*	4,432	30,359
Scholastic Corp.	627	29,776
MSG Networks, Inc. — Class A*	1,380	29,670
Shenandoah Telecommunications Co.	1,073	29,294
8x8, Inc.*	2,047	29,272
Etsy, Inc.*	2,435	28,684
RingCentral, Inc. — Class A*	1,359	27,995

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Communications - 4.9% (continued)
Infinera Corp.*	3,259	$27,669
EW Scripps Co. — Class A*	1,381	26,695
Gannett Company, Inc.	2,727	26,479
Wayfair, Inc. — Class A*,1	732	25,657
Imperva, Inc.*	665	25,536
ADTRAN, Inc.	1,140	25,479
West Corp.	1,002	24,810
Ixia*	1,488	23,957
Oclaro, Inc.*	2,595	23,225
Cincinnati Bell, Inc.*	976	21,814
Shutterstock, Inc.*	440	20,909
Web.com Group, Inc.*	986	20,854
ATN International, Inc.	245	19,632
Iridium Communications, Inc.*,1	1,913	18,365
GTT Communications, Inc.*	612	17,595
Inteliquent, Inc.	756	17,328
Q2 Holdings, Inc.*	593	17,108
ePlus, Inc.*	147	16,934
Liberty Media Corporation-Liberty Media — Class A*	531	16,647
Windstream Holdings, Inc.[1]	2,227	16,324
Gray Television, Inc.*	1,487	16,134
Quotient Technology, Inc.*	1,487	15,985
TrueCar, Inc.*	1,260	15,750
World Wrestling Entertainment, Inc. — Class A1	838	15,419
Liberty Media Corporation-Liberty Braves — Class C*	730	15,031
HealthStream, Inc.*	597	14,955
New Media Investment Group, Inc.	902	14,423
Perficient, Inc.*	818	14,307
Chegg, Inc.*	1,867	13,778
EarthLink Holdings Corp.	2,438	13,750
Globalstar, Inc.*,1	8,651	13,669
Blucora, Inc.*	909	13,408
General Communication, Inc. — Class A*	671	13,051
Intralinks Holdings, Inc.*	960	12,979
Endurance International Group Holdings, Inc.*	1,391	12,936
ORBCOMM, Inc.*	1,499	12,397
Loral Space & Communications, Inc.*	299	12,274
Bankrate, Inc.*	1,100	12,155
Extreme Networks, Inc.*	2,397	12,057
CalAmp Corp.*	831	12,050
Gogo, Inc.*,1	1,305	12,032
XO Group, Inc.*	590	11,476
ShoreTel, Inc.*	1,560	11,154
Entravision Communications Corp. — Class A	1,509	10,563
Blue Nile, Inc.	256	10,401
Boingo Wireless, Inc.*	826	10,069
Spok Holdings, Inc.	475	9,856
FTD Companies, Inc.*	404	9,631
VASCO Data Security International, Inc.*	699	9,541
Entercom Communications Corp. — Class A	602	9,211
FairPoint Communications, Inc.*	492	9,200
Harmonic, Inc.*	1,774	8,870
tronc, Inc.*	619	8,586
A10 Networks, Inc.*	1,023	8,501
RetailMeNot, Inc.*	894	8,314
MDC Partners, Inc. — Class A	1,189	7,788
ChannelAdvisor Corp.*	539	7,735
NeoPhotonics Corp.*	715	7,729
Lionbridge Technologies, Inc.*	1,323	7,673
Angie's List, Inc.*	922	7,588
Straight Path Communications, Inc. — Class B*,1	222	7,528
Acacia Communications, Inc.*	121	7,472
IDT Corp. — Class B	402	7,453
Calix, Inc.*	957	7,369
DHI Group, Inc.*	1,163	7,269
Global Eagle Entertainment, Inc.*	1,086	7,016
Sonus Networks, Inc.*	1,107	6,974
Lumos Networks Corp.*	439	6,857
RigNet, Inc.*	293	6,783
1-800-Flowers.com, Inc. — Class A*	604	6,463
Rubicon Project, Inc.*	863	6,403
Daily Journal Corp.*	26	6,287
Comtech Telecommunications Corp.	524	6,209
Zix Corp.*	1,235	6,101
Liquidity Services, Inc.*	578	5,636
Rapid7, Inc.*	462	5,623
Clearfield, Inc.*	266	5,506
Overstock.com, Inc.*	306	5,355
Silicom Ltd.	130	5,342
Telenav, Inc.*	756	5,330
Black Box Corp.	348	5,307
Lands' End, Inc.*,1	346	5,242
MeetMe, Inc.*	957	4,718
HC2 Holdings, Inc.*	774	4,590
Central European Media Enterprises Ltd. — Class A*	1,774	4,524
Reis, Inc.	203	4,517
Liberty Media Corporation - Liberty Braves — Class A*	213	4,364
Saga Communications, Inc. — Class A	85	4,276
Limelight Networks, Inc.*	1,645	4,145
KVH Industries, Inc.*	350	4,130
Hawaiian Telcom Holdco, Inc.*	140	3,469
Preformed Line Products Co.	58	3,371
QuinStreet, Inc.*	849	3,192
Aerohive Networks, Inc.*	556	3,169
TechTarget, Inc.*	366	3,122
Autobytel, Inc.*	202	2,717
NII Holdings, Inc.*	1,241	2,668
RealNetworks, Inc.*	545	2,649
VirnetX Holding Corp.*	1,122	2,468
Numerex Corp. — Class A*	321	2,375

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Communications - 4.9% (continued)
Rightside Group Ltd.*	270	$2,233
Townsquare Media, Inc. — Class A*	201	2,092
Marchex, Inc. — Class B*	775	2,054
Intelsat S.A.*	733	1,957
Global Sources Ltd.*	190	1,682
Radio One, Inc. — Class D*	572	1,659
Salem Media Group, Inc. — Class A	257	1,606
Hemisphere Media Group, Inc.*	125	1,400
Corindus Vascular Robotics, Inc.*	1,275	890
Value Line, Inc.	27	527
Total Communications		2,793,657
Basic Materials - 3.1%
Olin Corp.	3,842	98,394
Chemours Co.	4,251	93,904
US Silica Holdings, Inc.	1,485	84,170
Sensient Technologies Corp.	1,033	81,172
PolyOne Corp.	1,947	62,381
Minerals Technologies, Inc.	804	62,109
Balchem Corp.	730	61,262
Commercial Metals Co.	2,665	58,043
HB Fuller Co.	1,163	56,185
AK Steel Holding Corp.*	5,501	56,165
Ingevity Corp.*	988	54,202
Chemtura Corp.*	1,478	49,070
Hecla Mining Co.	8,852	46,385
Stillwater Mining Co.*	2,836	45,688
GCP Applied Technologies, Inc.*	1,645	44,004
Cliffs Natural Resources, Inc.*	5,116	43,026
Allegheny Technologies, Inc.[1]	2,518	40,112
Carpenter Technology Corp.	1,073	38,810
Quaker Chemical Corp.	300	38,382
Innospec, Inc.	548	37,538
Stepan Co.	455	37,073
Coeur Mining, Inc.*	3,757	34,151
Neenah Paper, Inc.	385	32,802
Schweitzer-Mauduit International, Inc.	702	31,962
Kaiser Aluminum Corp.	411	31,931
Univar, Inc.*	997	28,285
Ferro Corp.*	1,930	27,657
Clearwater Paper Corp.*	393	25,761
PH Glatfelter Co.	1,008	24,081
Innophos Holdings, Inc.	449	23,465
A. Schulman, Inc.	667	22,311
Fairmount Santrol Holdings, Inc.*	1,810	21,340
Calgon Carbon Corp.	1,169	19,873
Kraton Corp.*	686	19,537
Koppers Holdings, Inc.*	472	19,022
Deltic Timber Corp.	246	18,959
Materion Corp.	462	18,295
Ferroglobe plc	1,518	16,440
Schnitzer Steel Industries, Inc. — Class A	605	15,549
Rayonier Advanced Materials, Inc.	998	15,429
Tronox Ltd. — Class A	1,496	15,424
Aceto Corp.	675	14,830
American Vanguard Corp.	655	12,543
CSW Industrials, Inc.*	334	12,307
Hawkins, Inc.	223	12,031
Century Aluminum Co.*	1,158	9,912
OMNOVA Solutions, Inc.*	985	9,850
Landec Corp.*	620	8,556
KMG Chemicals, Inc.	210	8,167
Kronos Worldwide, Inc.	510	6,089
Orchids Paper Products Co.	210	5,498
Gold Resource Corp.	1,160	5,046
Oil-Dri Corporation of America	116	4,432
Ryerson Holding Corp.*	293	3,912
Codexis, Inc.*	776	3,570
United States Lime & Minerals, Inc.	46	3,485
Valhi, Inc.	583	2,017
ALJ Regional Holdings, Inc.*	430	1,888
AgroFresh Solutions, Inc.*	510	1,352
Total Basic Materials		1,775,834
Energy - 2.7%
RSP Permian, Inc.*	2,279	101,688
PDC Energy, Inc.*	1,299	94,281
Oasis Petroleum, Inc.*	5,409	81,892
Western Refining, Inc.	1,872	70,854
SemGroup Corp. — Class A	1,534	64,045
Callon Petroleum Co.*	3,371	51,812
NOW, Inc.*	2,482	50,807
Matador Resources Co.*	1,926	49,614
Carrizo Oil & Gas, Inc.*	1,294	48,331
Oil States International, Inc.*	1,187	46,292
MRC Global, Inc.*	2,175	44,066
McDermott International, Inc.*	5,607	41,436
Synergy Resources Corp.*	4,311	38,411
Delek US Holdings, Inc.	1,430	34,420
Unit Corp.*,1	1,174	31,545
Forum Energy Technologies, Inc.*	1,393	30,646
Denbury Resources, Inc.*	8,157	30,018
Seadrill Ltd.*,1	8,769	29,902
Pattern Energy Group, Inc.	1,539	29,226
SEACOR Holdings, Inc.*	370	26,374
TerraForm Power, Inc. — Class A*	2,029	25,991
Green Plains, Inc.	839	23,366
Helix Energy Solutions Group, Inc.*	2,618	23,091
Archrock, Inc.	1,614	21,305
Atwood Oceanics, Inc.[1]	1,413	18,553
Exterran Corp.*	736	17,590
SunCoke Energy, Inc.*	1,496	16,965
Clayton Williams Energy, Inc.*,1	138	16,458
Bristow Group, Inc.	779	15,954
California Resources Corp.*	736	15,669
Newpark Resources, Inc.*	1,924	14,430
Thermon Group Holdings, Inc.*	742	14,164
Matrix Service Co.*	617	14,006
REX American Resources Corp.*	131	12,936
Flotek Industries, Inc.*	1,271	11,935
Sanchez Energy Corp.*	1,296	11,703

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 76.1% (continued)
Energy - 2.7% (continued)
Cobalt International Energy, Inc.*	9,464	$11,546
Ring Energy, Inc.*	830	10,782
TETRA Technologies, Inc.*	2,095	10,517
Par Pacific Holdings, Inc.*	713	10,367
Pioneer Energy Services Corp.*	1,479	10,131
CVR Energy, Inc.	368	9,344
Natural Gas Services Group, Inc.*	287	9,227
Tesco Corp.*	1,072	8,844
Renewable Energy Group, Inc.*	889	8,623
Panhandle Oil and Gas, Inc. — Class A	356	8,384
TerraForm Global, Inc. — Class A*,1	2,120	8,374
Alon USA Energy, Inc.	732	8,330
FutureFuel Corp.	579	8,048
Bill Barrett Corp.*	1,137	7,948
Sunrun, Inc.*,1	1,467	7,790
Era Group, Inc.*	453	7,687
Westmoreland Coal Co.*	427	7,545
Abraxas Petroleum Corp.*	2,864	7,360
Parker Drilling Co.*	2,803	7,288
Jones Energy, Inc. — Class A*	1,321	6,605
Trecora Resources*	460	6,371
Pacific Ethanol, Inc.*	665	6,318
Geospace Technologies Corp.*	302	6,149
EP Energy Corp. — Class A*,1	898	5,882
Clean Energy Fuels Corp.*	2,034	5,817
Evolution Petroleum Corp.	567	5,670
Plug Power, Inc.*,1	4,188	5,026
PHI, Inc.*	272	4,901
Contango Oil & Gas Co.*	519	4,847
CARBO Ceramics, Inc.*,1	451	4,717
Independence Contract Drilling, Inc.*	695	4,657
Dawson Geophysical Co.*	468	3,763
Eclipse Resources Corp.*	1,322	3,530
Willbros Group, Inc.*	1,003	3,250
Northern Oil and Gas, Inc.*	1,084	2,981
EXCO Resources, Inc.*	3,248	2,838
W&T Offshore, Inc.*	825	2,285
TPI Composites, Inc.*	139	2,230
Isramco, Inc.*	17	2,113
Adams Resources & Energy, Inc.	49	1,943
Vivint Solar, Inc.*	527	1,344
FuelCell Energy, Inc.*	666	1,166
Erin Energy Corp.*	335	1,022
Earthstone Energy, Inc.*	50	687
Total Energy		1,534,023
Utilities - 2.7%
IDACORP, Inc.	1,172	94,404
Portland General Electric Co.	2,077	89,995
WGL Holdings, Inc.	1,172	89,399
Southwest Gas Holdings, Inc.	1,099	84,205
ONE Gas, Inc.	1,209	77,328
ALLETE, Inc.	1,152	73,947
Black Hills Corp.	1,197	73,425
New Jersey Resources Corp.	1,991	70,681
Spire, Inc.	1,038	67,003
NorthWestern Corp.	1,129	64,206
PNM Resources, Inc.	1,856	63,661
South Jersey Industries, Inc.	1,853	62,428
Avista Corp.	1,469	58,745
MGE Energy, Inc.	812	53,024
Ormat Technologies, Inc.	902	48,365
El Paso Electric Co.	937	43,571
American States Water Co.	848	38,635
California Water Service Group	1,115	37,799
Northwest Natural Gas Co.	630	37,674
Otter Tail Corp.	881	35,945
Empire District Electric Co.	1,024	34,908
Atlantica Yield plc	1,366	26,432
Chesapeake Utilities Corp.	362	24,236
NRG Yield, Inc. — Class C	1,472	23,258
Dynegy, Inc.*	2,711	22,935
SJW Group	379	21,216
Middlesex Water Co.	368	15,802
Unitil Corp.	323	14,645
Connecticut Water Service, Inc.	251	14,018
NRG Yield, Inc. — Class A	810	12,442
York Water Co.	298	11,384
Atlantic Power Corp.*	2,828	7,070
Artesian Resources Corp. — Class A	180	5,749
Delta Natural Gas Company, Inc.	158	4,634
EnerNOC, Inc.*	620	3,720
Consolidated Water Company Ltd.	338	3,667
Spark Energy, Inc. — Class A1	113	3,424
Ameresco, Inc. — Class A*	493	2,712
Global Water Resources, Inc.	191	1,738
Genie Energy Ltd. — Class B*	299	1,719
Total Utilities		1,520,149
Diversified - 0.1%
HRG Group, Inc.*	2,752	42,821
Wins Finance Holdings, Inc.*	30	5,400
Total Diversified		48,221
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	702	20,667
Total Common Stocks
(Cost $38,173,959)		43,449,523
RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	86	–
Tobira Therapeutics CVR
Expires 11/02/18	141	–
Dyax Corp.
Expires 01/25/17	757	–
Leap Wireless International, Inc.
Expires 03/06/17	1,211	–
Total Rights
(Cost $1,618)		–

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 7.9%
Freddie Mac[2]
0.75% due 10/26/18[3]	$2,500,000	$2,488,963
Federal Home Loan Bank[4]
0.50% due 01/12/18[3]	2,000,000	1,999,522
Total Federal Agency Notes
(Cost $4,499,753)		4,488,485

REPURCHASE AGREEMENTS††,5 - 15.4%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	4,506,908	4,506,908
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[6]	4,102,354	4,102,354
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	165,530	165,530
Total Repurchase Agreements
(Cost $8,774,792)		8,774,792

	Shares
SECURITIES LENDING COLLATERAL†,7 - 2.3%
First American Government Obligations Fund - Class Z, 0.42%	1,311,221	1,311,221
Total Securities Lending Collateral
(Cost $1,311,221)		1,311,221
Total Investments - 101.7%
(Cost $52,761,343)		$58,024,021
Other Assets & Liabilities, net - (1.7)%		(960,312)
Total Net Assets - 100.0%		$57,063,709

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $271,480)	4	$(2,355)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas January 2017 Russell 2000 Index Swap 0.23%[8], Terminating 01/03/17 (Notional Value $3,362,858)	2,478	$119,912
Barclays Bank plc January 2017 Russell 2000 Index Swap 0.57%[8], Terminating 01/31/17 (Notional Value $2,877,663)	2,120	(41,768)
Goldman Sachs International January 2017 Russell 2000 Index Swap 0.23%[8], Terminating 01/27/17 (Notional Value $6,682,362)	4,924	(51,759)
(Total Notional Value $12,922,883)		$26,385

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note - .
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[7]	Securities lending collateral — See Note 5.
[8]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$43,449,523	$—	$—	$—	$—	$43,449,523
Equity Futures Contracts	—	—	—	—	—	—
Equity Index Swap Agreements	—	—	—	119,912	—	119,912
Federal Agency Notes	—	—	4,488,485	—	—	4,488,485
Repurchase Agreements	—	—	8,774,792	—	—	8,774,792
Rights	—	—	—	—	—	—
Securities Lending Collateral	1,311,221	—	—	—	—	1,311,221
Total	$44,760,744	$—	$13,263,277	$119,912	$—	$58,143,933

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$2,355	$—	$—	$—	$2,355
Equity Index Swap Agreements	—	—	—	93,527	—	93,527
Total	$—	$2,355	$—	$93,527	$—	$95,882

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 87.5%
Consumer, Non-cyclical - 19.6%
Johnson & Johnson	37,183	$4,283,865
Procter & Gamble Co.	36,574	3,075,143
Pfizer, Inc.	82,939	2,693,858
Merck & Company, Inc.	37,683	2,218,398
Coca-Cola Co.	53,052	2,199,536
UnitedHealth Group, Inc.	13,009	2,081,960
PepsiCo, Inc.	19,602	2,050,957
Philip Morris International, Inc.	21,203	1,939,863
Altria Group, Inc.	26,655	1,802,411
Amgen, Inc.	10,167	1,486,517
AbbVie, Inc.	22,211	1,390,853
Medtronic plc	18,766	1,336,703
Bristol-Myers Squibb Co.	22,841	1,334,828
Gilead Sciences, Inc.	18,006	1,289,410
Celgene Corp.*	10,595	1,226,371
Allergan plc	5,126	1,076,511
Eli Lilly & Co.	13,278	976,597
Mondelez International, Inc. — Class A	21,108	935,717
Biogen, Inc.*	2,974	843,367
Colgate-Palmolive Co.	12,148	794,965
Abbott Laboratories	20,123	772,924
Thermo Fisher Scientific, Inc.	5,399	761,799
Kraft Heinz Co.	8,152	711,833
Danaher Corp.	8,319	647,551
Automatic Data Processing, Inc.	6,166	633,742
Reynolds American, Inc.	11,302	633,364
PayPal Holdings, Inc.*	15,337	605,351
Aetna, Inc.	4,796	594,752
Express Scripts Holding Co.*	8,428	579,761
Kimberly-Clark Corp.	4,895	558,617
Anthem, Inc.	3,600	517,572
Stryker Corp.	4,248	508,953
General Mills, Inc.	8,083	499,287
Becton Dickinson and Co.	2,902	480,426
Cigna Corp.	3,509	468,066
Kroger Co.	12,904	445,317
McKesson Corp.	3,090	433,991
Ecolab, Inc.	3,586	420,351
Humana, Inc.	2,038	415,813
Boston Scientific Corp.*	18,611	402,556
S&P Global, Inc.	3,541	380,799
Sysco Corp.	6,877	380,779
Regeneron Pharmaceuticals, Inc.*	1,033	379,204
Alexion Pharmaceuticals, Inc.*	3,065	375,003
Constellation Brands, Inc. — Class A	2,429	372,390
Zoetis, Inc.	6,750	361,328
Archer-Daniels-Midland Co.	7,864	358,992
Intuitive Surgical, Inc.*	530	336,110
Cardinal Health, Inc.	4,375	314,869
St. Jude Medical, Inc.	3,905	313,142
Baxter International, Inc.	6,691	296,679
HCA Holdings, Inc.*	3,994	295,636
Zimmer Biomet Holdings, Inc.	2,738	282,562
Edwards Lifesciences Corp.*	2,922	273,791
Illumina, Inc.*	2,008	257,104
Kellogg Co.	3,453	254,521
Vertex Pharmaceuticals, Inc.*	3,390	249,741
Monster Beverage Corp.*	5,541	245,688
Molson Coors Brewing Co. — Class B	2,519	245,124
Tyson Foods, Inc. — Class A	3,971	244,931
Mylan N.V.*	6,290	239,964
Estee Lauder Companies, Inc. — Class A	3,038	232,377
Dr Pepper Snapple Group, Inc.	2,511	227,672
CR Bard, Inc.	1,005	225,783
Conagra Brands, Inc.	5,684	224,802
Moody's Corp.	2,273	214,276
Clorox Co.	1,760	211,235
JM Smucker Co.	1,591	203,743
Hershey Co.	1,907	197,241
Equifax, Inc.	1,637	193,543
Nielsen Holdings plc	4,592	192,634
Dentsply Sirona, Inc.	3,156	182,196
Laboratory Corporation of America Holdings*	1,408	180,759
AmerisourceBergen Corp. — Class A	2,286	178,742
Mead Johnson Nutrition Co. — Class A	2,525	178,669
Quest Diagnostics, Inc.	1,895	174,151
Verisk Analytics, Inc. — Class A*	2,128	172,730
Henry Schein, Inc.*	1,100	166,881
Perrigo Company plc	1,960	163,131
Campbell Soup Co.	2,648	160,125
Church & Dwight Company, Inc.	3,534	156,167
Hologic, Inc.*	3,802	152,536
McCormick & Company, Inc.	1,566	146,155
Global Payments, Inc.	2,101	145,830
Western Union Co.	6,627	143,938
DaVita, Inc.*	2,158	138,544
Cintas Corp.	1,176	135,899
Whole Foods Market, Inc.	4,352	133,868
Centene Corp.*	2,336	132,007
Universal Health Services, Inc. — Class B	1,226	130,422
Hormel Foods Corp.	3,689	128,414
United Rentals, Inc.*	1,151	121,523
Coty, Inc. — Class A	6,426	117,660
Cooper Companies, Inc.	667	116,678
Varian Medical Systems, Inc.*	1,277	114,649
Brown-Forman Corp. — Class B	2,493	111,986
Total System Services, Inc.	2,261	110,857
Envision Healthcare Corp.*	1,603	101,454
Robert Half International, Inc.	1,762	85,950
Avery Dennison Corp.	1,216	85,388
Mallinckrodt plc*	1,447	72,090
Quanta Services, Inc.*	2,067	72,035
H&R Block, Inc.	2,852	65,567
Patterson Companies, Inc.[1]	1,139	46,733
Endo International plc*	2,711	44,650
Total Consumer, Non-cyclical		59,079,903

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 87.5% (continued)
Financial - 16.4%
Berkshire Hathaway, Inc. — Class B*	25,953	$4,229,821
JPMorgan Chase & Co.	48,906	4,220,100
Wells Fargo & Co.	61,778	3,404,587
Bank of America Corp.	138,110	3,052,231
Citigroup, Inc.	38,948	2,314,680
Visa, Inc. — Class A	25,525	1,991,460
Mastercard, Inc. — Class A	13,009	1,343,179
Goldman Sachs Group, Inc.	5,054	1,210,180
U.S. Bancorp	21,836	1,121,715
American International Group, Inc.	13,336	870,974
Chubb Ltd.	6,360	840,283
Morgan Stanley	19,709	832,705
MetLife, Inc.	15,022	809,536
American Express Co.	10,508	778,433
PNC Financial Services Group, Inc.	6,649	777,667
Simon Property Group, Inc.	4,295	763,093
Bank of New York Mellon Corp.	14,451	684,689
Charles Schwab Corp.	16,488	650,781
BlackRock, Inc. — Class A	1,661	632,077
American Tower Corp. — Class A	5,818	614,846
Prudential Financial, Inc.	5,877	611,561
Capital One Financial Corp.	6,592	575,086
CME Group, Inc. — Class A	4,638	534,993
BB&T Corp.	11,090	521,452
Marsh & McLennan Companies, Inc.	7,047	476,306
Travelers Companies, Inc.	3,882	475,234
Intercontinental Exchange, Inc.	8,141	459,315
Public Storage	2,039	455,716
Crown Castle International Corp.	4,929	427,689
Aon plc	3,596	401,062
Synchrony Financial	10,718	388,742
Discover Financial Services	5,390	388,565
Aflac, Inc.	5,578	388,229
State Street Corp.	4,956	385,180
Prologis, Inc.	7,225	381,408
Allstate Corp.	5,033	373,046
SunTrust Banks, Inc.	6,708	367,934
Equinix, Inc.	976	348,832
AvalonBay Communities, Inc.	1,877	332,510
Welltower, Inc.	4,955	331,637
M&T Bank Corp.	2,119	331,475
Equity Residential	4,998	321,671
Weyerhaeuser Co.	10,224	307,640
Ventas, Inc.	4,840	302,597
Progressive Corp.	7,931	281,551
Fifth Third Bancorp	10,328	278,546
KeyCorp	14,771	269,866
Boston Properties, Inc.[1]	2,102	264,389
Northern Trust Corp.	2,909	259,046
T. Rowe Price Group, Inc.	3,327	250,390
Citizens Financial Group, Inc.	6,996	249,267
Hartford Financial Services Group, Inc.	5,163	246,017
Vornado Realty Trust	2,351	245,374
Regions Financial Corp.	16,824	241,593
Ameriprise Financial, Inc.	2,160	239,630
Willis Towers Watson plc	1,757	214,846
Digital Realty Trust, Inc.	2,172	213,421
Principal Financial Group, Inc.	3,657	211,594
Essex Property Trust, Inc.[1]	895	208,088
Lincoln National Corp.	3,124	207,027
Realty Income Corp.	3,534	203,134
General Growth Properties, Inc.	7,981	199,365
Huntington Bancshares, Inc.	14,826	196,000
Host Hotels & Resorts, Inc.	10,112	190,510
HCP, Inc.	6,391	189,941
Franklin Resources, Inc.	4,743	187,728
Alliance Data Systems Corp.	789	180,287
Loews Corp.	3,776	176,830
Invesco Ltd.	5,584	169,419
Comerica, Inc.	2,354	160,331
Cincinnati Financial Corp.	2,049	155,212
Mid-America Apartment Communities, Inc.	1,552	151,972
SL Green Realty Corp.	1,385	148,957
Kimco Realty Corp.	5,809	146,154
Federal Realty Investment Trust	981	139,410
Unum Group	3,172	139,346
XL Group Ltd.	3,677	137,005
UDR, Inc.	3,653	133,261
Extra Space Storage, Inc.	1,719	132,776
E*TRADE Financial Corp.*	3,741	129,626
CBRE Group, Inc. — Class A*	4,103	129,203
Arthur J Gallagher & Co.	2,432	126,367
Zions Bancorporation	2,784	119,823
Macerich Co.	1,650	116,886
Torchmark Corp.	1,508	111,230
Affiliated Managers Group, Inc.	749	108,830
Iron Mountain, Inc.	3,349	108,776
Nasdaq, Inc.	1,558	104,573
Apartment Investment & Management Co. — Class A	2,144	97,445
People's United Financial, Inc.	4,256	82,396
Assurant, Inc.	779	72,338
Navient Corp.	4,143	68,069
Total Financial		49,424,762
Technology - 11.6%
Apple, Inc.	72,879	8,440,845
Microsoft Corp.	106,269	6,603,555
Intel Corp.	64,770	2,349,208
International Business Machines Corp.	11,826	1,962,998
Oracle Corp.	40,962	1,574,989
QUALCOMM, Inc.	20,185	1,316,062
Texas Instruments, Inc.	13,660	996,770
Accenture plc — Class A	8,478	993,028
Broadcom Ltd.	5,430	959,861
NVIDIA Corp.	7,367	786,354
Adobe Systems, Inc.*	6,796	699,648
salesforce.com, Inc.*	8,725	597,314
Hewlett Packard Enterprise Co.	22,770	526,898
Applied Materials, Inc.	14,773	476,725
Cognizant Technology Solutions Corp. — Class A*	8,292	464,601
Intuit, Inc.	3,333	381,995

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 87.5% (continued)
Technology - 11.6% (continued)
HP, Inc.	23,384	$347,019
Fidelity National Information Services, Inc.	4,486	339,321
Activision Blizzard, Inc.	9,346	337,484
Electronic Arts, Inc.*	4,124	324,806
Fiserv, Inc.*	2,967	315,333
Micron Technology, Inc.*	14,130	309,730
Analog Devices, Inc.	4,212	305,875
Paychex, Inc.	4,399	267,811
Western Digital Corp.	3,903	265,209
Lam Research Corp.	2,225	235,249
Xilinx, Inc.	3,451	208,337
Linear Technology Corp.	3,285	204,820
Autodesk, Inc.*	2,677	198,125
Cerner Corp.*	4,130	195,638
Citrix Systems, Inc.*	2,132	190,409
Skyworks Solutions, Inc.	2,540	189,636
Microchip Technology, Inc.	2,952	189,371
Red Hat, Inc.*	2,455	171,114
KLA-Tencor Corp.	2,136	168,060
Akamai Technologies, Inc.*	2,369	157,965
Seagate Technology plc	4,025	153,634
CA, Inc.	4,283	136,071
NetApp, Inc.	3,764	132,756
Xerox Corp.	11,639	101,608
Qorvo, Inc.*	1,746	92,067
CSRA, Inc.	1,988	63,298
Dun & Bradstreet Corp.	503	61,024
Teradata Corp.*	1,776	48,254
Pitney Bowes, Inc.	2,539	38,567
Total Technology		34,879,442
Communications - 11.6%
Amazon.com, Inc.*	5,390	4,041,800
Facebook, Inc. — Class A*	31,993	3,680,794
AT&T, Inc.	83,932	3,569,628
Alphabet, Inc. — Class A*	4,047	3,207,045
Alphabet, Inc. — Class C*	4,056	3,130,502
Verizon Communications, Inc.	55,717	2,974,173
Comcast Corp. — Class A	32,575	2,249,304
Walt Disney Co.	20,011	2,085,546
Cisco Systems, Inc.	68,607	2,073,304
Time Warner, Inc.	10,539	1,017,330
Priceline Group, Inc.*	674	988,124
Charter Communications, Inc. — Class A*	2,959	851,955
Netflix, Inc.*	5,865	726,087
Yahoo!, Inc.*	11,997	463,924
eBay, Inc.*	14,210	421,895
Twenty-First Century Fox, Inc. — Class A	14,471	405,767
CBS Corp. — Class B	5,357	340,812
Omnicom Group, Inc.	3,224	274,394
Level 3 Communications, Inc.*	3,985	224,595
Symantec Corp.	8,521	203,567
Motorola Solutions, Inc.	2,268	187,995
Expedia, Inc.	1,651	187,025
Twenty-First Century Fox, Inc. — Class B	6,657	181,403
CenturyLink, Inc.	7,472	177,684
Viacom, Inc. — Class B	4,748	166,655
Juniper Networks, Inc.	5,198	146,895
F5 Networks, Inc.*,1	893	129,235
Interpublic Group of Companies, Inc.	5,426	127,023
VeriSign, Inc.*	1,243	94,555
Scripps Networks Interactive, Inc. — Class A	1,302	92,924
Discovery Communications, Inc. — Class C*	3,015	80,742
TripAdvisor, Inc.*	1,562	72,430
TEGNA, Inc.	2,931	62,694
News Corp. — Class A	5,220	59,821
Discovery Communications, Inc. — Class A*,1	2,077	56,931
Frontier Communications Corp.[1]	16,032	54,188
News Corp. — Class B	1,637	19,317
Total Communications		34,828,063
Industrial - 8.8%
General Electric Co.	120,907	3,820,662
3M Co.	8,220	1,467,845
Boeing Co.	7,845	1,221,309
Honeywell International, Inc.	10,416	1,206,693
Union Pacific Corp.	11,263	1,167,748
United Technologies Corp.	10,466	1,147,283
United Parcel Service, Inc. — Class B	9,422	1,080,139
Lockheed Martin Corp.	3,444	860,793
Caterpillar, Inc.[1]	7,996	741,549
General Dynamics Corp.	3,912	675,446
FedEx Corp.	3,342	622,280
Raytheon Co.	4,014	569,988
Northrop Grumman Corp.	2,409	560,285
Illinois Tool Works, Inc.[1]	4,318	528,783
Johnson Controls International plc	12,803	527,356
Emerson Electric Co.	8,785	489,763
CSX Corp.	12,802	459,976
Norfolk Southern Corp.	3,991	431,307
Eaton Corp. plc	6,174	414,214
Deere & Co.[1]	3,954	407,420
Waste Management, Inc.	5,558	394,117
TE Connectivity Ltd.	4,857	336,493
Corning, Inc.	13,001	315,534
Cummins, Inc.	2,107	287,964
Amphenol Corp. — Class A	4,216	283,315
Ingersoll-Rand plc	3,531	264,966
Parker-Hannifin Corp.	1,823	255,220
Roper Technologies, Inc.	1,386	253,749
Stanley Black & Decker, Inc.	2,060	236,261
Rockwell Automation, Inc.	1,753	235,603
Vulcan Materials Co.	1,808	226,271
Fortive Corp.	4,111	220,473
Agilent Technologies, Inc.	4,434	202,013
Martin Marietta Materials, Inc.	867	192,067
Republic Services, Inc. — Class A	3,160	180,278
Ball Corp.	2,389	179,342
Textron, Inc.	3,693	179,332

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 87.5% (continued)
Industrial - 8.8% (continued)
WestRock Co.	3,432	$174,243
Harris Corp.	1,699	174,097
TransDigm Group, Inc.	685	170,538
Rockwell Collins, Inc.	1,780	165,113
L-3 Communications Holdings, Inc.	1,057	160,780
Dover Corp.	2,123	159,076
AMETEK, Inc.	3,163	153,722
Mettler-Toledo International, Inc.*,1	359	150,263
Waters Corp.*	1,101	147,963
Masco Corp.	4,487	141,879
CH Robinson Worldwide, Inc.	1,935	141,758
Acuity Brands, Inc.	603	139,209
Snap-on, Inc.	793	135,817
Expeditors International of Washington, Inc.	2,466	130,599
Pentair plc	2,286	128,176
Kansas City Southern	1,470	124,730
Xylem, Inc.	2,452	121,423
Sealed Air Corp.	2,642	119,788
J.B. Hunt Transport Services, Inc.	1,196	116,095
Fortune Brands Home & Security, Inc.	2,109	112,747
Arconic, Inc.	5,993	111,110
Fluor Corp.	1,903	99,946
Jacobs Engineering Group, Inc.	1,651	94,107
Stericycle, Inc.*	1,163	89,598
Flowserve Corp.	1,783	85,673
Allegion plc	1,311	83,904
PerkinElmer, Inc.	1,498	78,121
Garmin Ltd.	1,571	76,178
FLIR Systems, Inc.	1,861	67,350
Ryder System, Inc.	731	54,416
Total Industrial		26,352,256
Consumer, Cyclical - 8.1%
Home Depot, Inc.	16,650	2,232,432
Wal-Mart Stores, Inc.	20,581	1,422,559
McDonald's Corp.	11,350	1,381,521
CVS Health Corp.	14,575	1,150,113
Starbucks Corp.	19,892	1,104,404
Walgreens Boots Alliance, Inc.	11,697	968,044
Costco Wholesale Corp.	5,974	956,497
NIKE, Inc. — Class B	18,262	928,257
Lowe's Companies, Inc.	11,889	845,546
TJX Companies, Inc.	8,910	669,408
General Motors Co.	18,959	660,532
Ford Motor Co.	53,342	647,038
Target Corp.	7,677	554,510
Delta Air Lines, Inc.	10,064	495,048
Southwest Airlines Co.	8,414	419,354
Marriott International, Inc. — Class A	4,376	361,807
O'Reilly Automotive, Inc.*	1,292	359,706
Ross Stores, Inc.	5,420	355,552
American Airlines Group, Inc.	7,081	330,612
AutoZone, Inc.*	395	311,967
PACCAR, Inc.	4,791	306,145
Yum! Brands, Inc.	4,766	301,831
Carnival Corp.	5,731	298,356
Newell Brands, Inc.	6,593	294,377
United Continental Holdings, Inc.*	3,946	287,584
Dollar General Corp.	3,474	257,319
Delphi Automotive plc	3,702	249,330
Dollar Tree, Inc.*	3,226	248,983
VF Corp.	4,523	241,302
L Brands, Inc.	3,283	216,153
Ulta Salon Cosmetics & Fragrance, Inc.*	801	204,207
Genuine Parts Co.	2,033	194,233
Royal Caribbean Cruises Ltd.	2,288	187,708
Whirlpool Corp.	1,027	186,678
Fastenal Co.	3,950	185,571
WW Grainger, Inc.	749	173,955
Mohawk Industries, Inc.*	862	172,124
Advance Auto Parts, Inc.[1]	1,007	170,304
CarMax, Inc.*	2,601	167,478
Best Buy Co., Inc.	3,733	159,287
Macy's, Inc.	4,178	149,614
Alaska Air Group, Inc.	1,685	149,510
Chipotle Mexican Grill, Inc. — Class A*	396	149,419
Harley-Davidson, Inc.	2,416	140,949
Tractor Supply Co.	1,794	136,003
Coach, Inc.	3,832	134,197
Foot Locker, Inc.	1,849	131,076
LKQ Corp.*	4,203	128,822
Mattel, Inc.	4,675	128,796
DR Horton, Inc.	4,638	126,757
Darden Restaurants, Inc.	1,682	122,315
Hasbro, Inc.	1,535	119,408
Kohl's Corp.	2,412	119,105
Lennar Corp. — Class A	2,686	115,310
Tiffany & Co.[1]	1,463	113,280
Wyndham Worldwide Corp.	1,473	112,493
Hanesbrands, Inc.	5,166	111,431
Goodyear Tire & Rubber Co.	3,568	110,144
BorgWarner, Inc.	2,736	107,908
Harman International Industries, Inc.	953	105,935
PVH Corp.	1,083	97,730
Michael Kors Holdings Ltd.*	2,245	96,490
Wynn Resorts Ltd.	1,085	93,863
Signet Jewelers Ltd.[1]	951	89,641
Leggett & Platt, Inc.	1,827	89,304
Bed Bath & Beyond, Inc.	2,079	84,491
Staples, Inc.	8,891	80,464
Nordstrom, Inc.	1,587	76,065
PulteGroup, Inc.	4,069	74,788
Under Armour, Inc. — Class A*,1	2,511	72,945
Ralph Lauren Corp. — Class A	770	69,546
The Gap, Inc.	2,998	67,275
Under Armour, Inc. — Class C*	2,525	63,554
AutoNation, Inc.*	898	43,688
Urban Outfitters, Inc.*	1,207	34,375
Total Consumer, Cyclical		24,304,523

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 87.5% (continued)
Energy - 6.6%
Exxon Mobil Corp.	56,675	$5,115,485
Chevron Corp.	25,801	3,036,778
Schlumberger Ltd.	19,016	1,596,394
ConocoPhillips	16,934	849,071
EOG Resources, Inc.	7,879	796,566
Occidental Petroleum Corp.	10,444	743,926
Halliburton Co.	11,815	639,073
Kinder Morgan, Inc.	26,239	543,410
Anadarko Petroleum Corp.	7,639	532,667
Phillips 66	6,051	522,866
Valero Energy Corp.	6,187	422,696
Pioneer Natural Resources Co.	2,320	417,762
Spectra Energy Corp.	9,588	393,971
Baker Hughes, Inc.	5,779	375,462
Marathon Petroleum Corp.	7,214	363,225
Apache Corp.	5,186	329,155
Devon Energy Corp.	7,156	326,815
Williams Companies, Inc.	9,338	290,785
Concho Resources, Inc.*	1,996	264,670
Hess Corp.	3,645	227,047
Noble Energy, Inc.	5,859	222,994
Marathon Oil Corp.	11,579	200,432
National Oilwell Varco, Inc.	5,162	193,265
Cimarex Energy Co.	1,299	176,534
ONEOK, Inc.	2,878	165,226
Equities Corp.	2,361	154,409
Cabot Oil & Gas Corp. — Class A	6,357	148,500
Tesoro Corp.	1,597	139,658
Helmerich & Payne, Inc.[1]	1,479	114,474
FMC Technologies, Inc.*	3,085	109,610
Newfield Exploration Co.*	2,696	109,188
Range Resources Corp.	2,567	88,202
Transocean Ltd.*,1	5,321	78,432
Southwestern Energy Co.*	6,708	72,581
Chesapeake Energy Corp.*	10,188	71,520
Murphy Oil Corp.	2,212	68,860
First Solar, Inc.*,1	1,065	34,176
Total Energy		19,935,885
Utilities - 2.8%
NextEra Energy, Inc.	6,386	762,872
Duke Energy Corp.	9,417	730,948
Southern Co.	13,394	658,851
Dominion Resources, Inc.	8,566	656,071
Exelon Corp.	12,619	447,848
American Electric Power Company, Inc.	6,720	423,091
PG&E Corp.	6,911	419,981
Sempra Energy	3,418	343,988
Edison International	4,453	320,571
PPL Corp.	9,289	316,290
Consolidated Edison, Inc.	4,165	306,877
Public Service Enterprise Group, Inc.	6,914	303,386
Xcel Energy, Inc.	6,942	282,539
WEC Energy Group, Inc.	4,314	253,016
DTE Energy Co.	2,452	241,547
Eversource Energy	4,335	239,422
FirstEnergy Corp.	5,819	180,214
Entergy Corp.	2,448	179,855
American Water Works Co., Inc.	2,433	176,052
Ameren Corp.	3,316	173,957
CMS Energy Corp.	3,815	158,780
CenterPoint Energy, Inc.	5,886	145,031
SCANA Corp.	1,953	143,116
Pinnacle West Capital Corp.	1,521	118,684
Alliant Energy Corp.	3,109	117,800
AES Corp.	9,009	104,684
NiSource, Inc.	4,411	97,660
NRG Energy, Inc.	4,311	52,853
Total Utilities		8,355,984
Basic Materials - 2.0%
Dow Chemical Co.	15,326	876,954
EI du Pont de Nemours & Co.	11,882	872,139
Monsanto Co.	5,986	629,787
Praxair, Inc.	3,901	457,158
Air Products & Chemicals, Inc.	2,971	427,289
LyondellBasell Industries N.V. — Class A	4,567	391,758
PPG Industries, Inc.	3,608	341,894
International Paper Co.	5,620	298,197
Sherwin-Williams Co.	1,105	296,958
Nucor Corp.	4,353	259,091
Newmont Mining Corp.	7,254	247,144
Freeport-McMoRan, Inc.*	17,122	225,839
Eastman Chemical Co.	2,006	150,871
Mosaic Co.	4,787	140,403
Albemarle Corp.	1,537	132,305
International Flavors & Fragrances, Inc.	1,086	127,963
FMC Corp.	1,829	103,448
CF Industries Holdings, Inc.	3,186	100,295
Total Basic Materials		6,079,493
Diversified - 0.0%
Leucadia National Corp.	4,429	102,974
Total Common Stocks
(Cost $225,293,005)		263,343,285

	Face Amount
FEDERAL AGENCY NOTES†† - 4.3%
Federal Home Loan Bank[2]
0.50% due 01/12/18[3]	10,000,000	9,997,610
Freddie Mac[4]
0.75% due 10/26/18[3]	3,105,000	3,091,291
Total Federal Agency Notes
(Cost $13,103,763)		13,088,901

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
U.S. TREASURY BILLS† - 0.1%
U.S. Treasury Bill
0.46% due 01/12/17††,5,6	$250,000	$249,975
Total U.S. Treasury Bills
(Cost $249,964)		249,975

REPURCHASE AGREEMENTS††,7 - 9.3%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	14,732,669	14,732,669
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[8]	12,635,249	12,635,249
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	541,102	541,102
Total Repurchase Agreements
(Cost $27,909,020)		27,909,020

	Shares
SECURITIES LENDING COLLATERAL†,9 - 0.7%
First American Government Obligations Fund - Class Z, 0.42%	1,963,486	1,963,486
Total Securities Lending Collateral
(Cost $1,963,486)		1,963,486
Total Investments - 101.9%
(Cost $268,519,238)		$306,554,667
Other Assets & Liabilities, net - (1.9)%		(5,626,866)
Total Net Assets - 100.0%		$300,927,801

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $25,043,200)	224	$(4,323)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas January 2017 S&P 500 Index Swap 0.88%[10], Terminating 01/03/17 (Notional Value $2,961,918)	1,323	$60,481
Barclays Bank plc January 2017 S&P 500 Index Swap 1.07%[10], Terminating 01/31/17 (Notional Value $3,975,677)	1,776	(49,720)
Goldman Sachs International January 2017 S&P 500 Index Swap 0.88%[10], Terminating 01/27/17 (Notional Value $6,145,316)	2,745	(61,279)
(Total Notional Value $13,082,911)		$(50,518)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note - .
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[6]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[9]	Securities lending collateral — See Note 5.
[10]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$263,343,285	$—	$—	$—	$—	$263,343,285
Equity Index Swap Agreements	—	—	—	60,481	—	60,481
Federal Agency Notes	—	—	13,088,901	—	—	13,088,901
Repurchase Agreements	—	—	27,909,020	—	—	27,909,020
Securities Lending Collateral	1,963,486	—	—	—	—	1,963,486
U.S. Treasury Bills	$249,975	$—	$—	$—	$—	$249,975
Total	$265,556,746	$—	$40,997,921	$60,481	$—	$306,615,148

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$4,323	$—	$—	$—	$4,323
Equity Index Swap Agreements	—	—	—	110,999	—	110,999
Total	$—	$4,323	$—	$110,999	$—	$115,322

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Technology - 19.7%
Applied Materials, Inc.	62,850	$2,028,169
NVIDIA Corp.	16,315	1,741,464
Lam Research Corp.	12,542	1,326,066
Broadcom Ltd.	7,265	1,284,234
Microchip Technology, Inc.	14,091	903,938
Akamai Technologies, Inc.*	10,773	718,344
Skyworks Solutions, Inc.	9,443	705,014
Activision Blizzard, Inc.	18,402	664,496
salesforce.com, Inc.*	9,418	644,757
Citrix Systems, Inc.*	6,708	599,091
Adobe Systems, Inc.*	5,200	535,340
Fidelity National Information Services, Inc.	7,000	529,480
QUALCOMM, Inc.	8,000	521,600
Electronic Arts, Inc.*	6,587	518,792
Linear Technology Corp.	8,200	511,270
Red Hat, Inc.*	7,289	508,043
Texas Instruments, Inc.	6,900	503,493
Analog Devices, Inc.	6,800	493,816
Fiserv, Inc.*	3,986	423,632
Cerner Corp.*	8,798	416,761
Total Technology		15,577,800
Consumer, Non-cyclical - 16.7%
Quanta Services, Inc.*	36,700	1,278,995
UnitedHealth Group, Inc.	7,600	1,216,303
Celgene Corp.*	7,852	908,869
Constellation Brands, Inc. — Class A	5,705	874,634
Biogen, Inc.*	2,803	794,875
Humana, Inc.	3,700	754,911
Aetna, Inc.	5,885	729,799
PayPal Holdings, Inc.*	17,900	706,513
Verisk Analytics, Inc. — Class A*	7,890	640,431
Cintas Corp.	5,130	592,823
United Rentals, Inc.*	5,400	570,132
Total System Services, Inc.	11,397	558,795
Becton Dickinson and Co.	3,100	513,205
Edwards Lifesciences Corp.*	5,420	507,854
S&P Global, Inc.	4,390	472,101
CR Bard, Inc.	1,930	433,594
Gilead Sciences, Inc.	5,982	428,371
Stryker Corp.	3,500	419,335
Boston Scientific Corp.*	18,907	408,958
Intuitive Surgical, Inc.*	600	380,502
Total Consumer, Non-cyclical		13,191,000
Consumer, Cyclical - 15.7%
Ulta Salon Cosmetics & Fragrance, Inc.*	6,300	1,606,122
Starbucks Corp.	19,600	1,088,193
United Continental Holdings, Inc.*	12,400	903,712
Dollar Tree, Inc.*	11,563	892,432
Darden Restaurants, Inc.	12,000	872,640
LKQ Corp.*	28,077	860,560
Urban Outfitters, Inc.*	30,000	854,400
Michael Kors Holdings Ltd.*	18,900	812,322
Ross Stores, Inc.	10,450	685,520
Harman International Industries, Inc.	5,400	600,264
Dollar General Corp.	8,000	592,560
Harley-Davidson, Inc.	8,400	490,056
O'Reilly Automotive, Inc.*	1,601	445,734
Southwest Airlines Co.	8,842	440,685
Advance Auto Parts, Inc.	2,521	426,352
Marriott International, Inc. — Class A	5,100	421,668
Hasbro, Inc.	4,400	342,276
Total Consumer, Cyclical		12,335,496
Financial - 15.1%
Prologis, Inc.	22,756	1,201,289
UDR, Inc.	24,921	909,117
E*TRADE Financial Corp.*	26,180	907,137
Apartment Investment & Management Co. — Class A	19,400	881,730
Intercontinental Exchange, Inc.	14,850	837,837
AvalonBay Communities, Inc.	3,971	703,463
Host Hotels & Resorts, Inc.	37,200	700,847
General Growth Properties, Inc.	26,400	659,472
Welltower, Inc.	9,600	642,528
American Tower Corp. — Class A	5,994	633,446
Kimco Realty Corp.	22,747	572,315
Digital Realty Trust, Inc.	5,600	550,256
Charles Schwab Corp.	12,914	509,716
Discover Financial Services	6,600	475,794
Arthur J Gallagher & Co.	9,000	467,640
Extra Space Storage, Inc.	5,700	440,268
Mastercard, Inc. — Class A	3,806	392,970
Marsh & McLennan Companies, Inc.	5,500	371,745
Total Financial		11,857,570
Communications - 14.6%
F5 Networks, Inc.*	8,100	1,172,232
Facebook, Inc. — Class A*	9,429	1,084,807
Charter Communications, Inc. — Class A*	3,700	1,065,304
Amazon.com, Inc.*	1,300	974,831
Motorola Solutions, Inc.	11,200	928,368
Priceline Group, Inc.*	631	925,084
Scripps Networks Interactive, Inc. — Class A	12,000	856,440
Netflix, Inc.*	5,424	671,491
Time Warner, Inc.	6,600	637,098
Expedia, Inc.	5,489	621,794
CBS Corp. — Class B	9,700	617,114
Comcast Corp. — Class A	6,600	455,730
VeriSign, Inc.*	5,105	388,337
Discovery Communications, Inc. — Class C*	13,300	356,174
Discovery Communications, Inc. — Class A*	9,330	255,735
Alphabet, Inc. — Class A*	302	239,320
Alphabet, Inc. — Class C*	287	221,512
Total Communications		11,471,371
Industrial - 14.1%
Vulcan Materials Co.	9,197	1,151,004
Corning, Inc.	44,000	1,067,880
Ingersoll-Rand plc	11,600	870,464
Martin Marietta Materials, Inc.	3,660	810,800

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 14.1% (continued)
TransDigm Group, Inc.	2,820	$702,067
Amphenol Corp. — Class A	10,000	672,000
Northrop Grumman Corp.	2,600	604,708
Cummins, Inc.	4,400	601,348
FedEx Corp.	3,100	577,220
Illinois Tool Works, Inc.	4,600	563,316
Acuity Brands, Inc.	2,430	560,990
Garmin Ltd.	11,300	547,937
General Dynamics Corp.	3,100	535,246
Harris Corp.	5,000	512,350
Republic Services, Inc. — Class A	8,000	456,400
J.B. Hunt Transport Services, Inc.	4,400	427,108
Xylem, Inc.	8,500	420,920
Total Industrial		11,081,758
Basic Materials - 1.6%
Albemarle Corp.	8,500	731,680
Newmont Mining Corp.	15,900	541,713
Total Basic Materials		1,273,393
Energy - 1.5%
Murphy Oil Corp.	24,700	768,911
Spectra Energy Corp.	9,700	398,573
Total Energy		1,167,484
Utilities - 0.5%
American Water Works Co., Inc.	5,300	383,508
Total Common Stocks
(Cost $66,918,701)		78,339,380

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.0%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$465	465
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	300	300
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	17	17
Total Repurchase Agreements
(Cost $782)		782
Total Investments - 99.5%
(Cost $66,919,483)		$78,340,162
Other Assets & Liabilities, net - 0.5%		401,665
Total Net Assets - 100.0%		$78,741,827

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$78,339,380	$—	$—	$78,339,380
Repurchase Agreements	—	782	—	782
Total	$78,339,380	$782	$—	$78,340,162

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.2%
Financial - 30.5%
Berkshire Hathaway, Inc. — Class B*	9,194	$1,498,438
Prudential Financial, Inc.	10,473	1,089,821
Assurant, Inc.	10,800	1,002,888
MetLife, Inc.	16,760	903,197
Hartford Financial Services Group, Inc.	18,822	896,868
Lincoln National Corp.	13,216	875,824
XL Group Ltd.	23,500	875,610
Unum Group	19,748	867,530
Loews Corp.	16,255	761,222
Allstate Corp.	10,250	759,730
Citigroup, Inc.	11,857	704,662
Capital One Financial Corp.	8,007	698,530
American International Group, Inc.	10,558	689,543
Bank of America Corp.	29,929	661,431
Travelers Companies, Inc.	4,819	589,942
Aflac, Inc.	8,109	564,386
Regions Financial Corp.	38,340	550,562
Morgan Stanley	12,100	511,225
SunTrust Banks, Inc.	8,877	486,903
Chubb Ltd.	3,497	462,024
JPMorgan Chase & Co.	4,687	404,441
Principal Financial Group, Inc.	6,981	403,921
Goldman Sachs Group, Inc.	1,672	400,360
Fifth Third Bancorp	14,757	397,996
Zions Bancorporation	9,194	395,710
People's United Financial, Inc.	18,743	362,864
Progressive Corp.	10,200	362,100
PNC Financial Services Group, Inc.	3,052	356,962
Navient Corp.	20,150	331,065
BB&T Corp.	6,481	304,737
Bank of New York Mellon Corp.	6,235	295,414
Wells Fargo & Co.	5,200	286,572
Torchmark Corp.	3,600	265,536
Huntington Bancshares, Inc.	19,900	263,078
State Street Corp.	2,800	217,616
Invesco Ltd.	6,900	209,346
Total Financial		20,708,054
Consumer, Cyclical - 19.9%
General Motors Co.	35,995	1,254,067
Ford Motor Co.	85,801	1,040,766
AutoNation, Inc.*	19,880	967,162
Staples, Inc.	88,689	802,635
CVS Health Corp.	9,300	733,863
Goodyear Tire & Rubber Co.	23,700	731,619
Wal-Mart Stores, Inc.	10,323	713,526
Kohl's Corp.	13,517	667,469
PulteGroup, Inc.	34,960	642,565
Lennar Corp. — Class A	14,100	605,313
DR Horton, Inc.	21,600	590,328
Whirlpool Corp.	3,208	583,118
Bed Bath & Beyond, Inc.	12,450	505,968
Macy's, Inc.	13,060	467,679
BorgWarner, Inc.	10,700	422,008
Target Corp.	4,919	355,299
Costco Wholesale Corp.	2,200	352,242
PVH Corp.	3,880	350,131
The Gap, Inc.	15,080	338,395
American Airlines Group, Inc.	6,200	289,478
Delta Air Lines, Inc.	5,800	285,302
Walgreens Boots Alliance, Inc.	3,400	281,384
Signet Jewelers Ltd.	2,600	245,076
Carnival Corp.	4,700	244,682
Total Consumer, Cyclical		13,470,075
Consumer, Non-cyclical - 16.0%
Archer-Daniels-Midland Co.	24,990	1,140,794
Endo International plc*	64,500	1,062,315
Anthem, Inc.	6,967	1,001,646
Centene Corp.*	17,400	983,274
Cardinal Health, Inc.	10,463	753,021
McKesson Corp.	5,300	744,385
Kroger Co.	20,600	710,906
Tyson Foods, Inc. — Class A	10,648	656,769
AmerisourceBergen Corp. — Class A	8,200	641,158
Mallinckrodt plc*	12,400	617,768
Express Scripts Holding Co.*	8,470	582,651
Patterson Companies, Inc.[1]	11,500	471,845
Allergan plc	2,200	462,022
Whole Foods Market, Inc.	13,970	429,717
Cigna Corp.	2,400	320,136
DaVita, Inc.*	4,700	301,740
Total Consumer, Non-cyclical		10,880,147
Energy - 8.4%
Valero Energy Corp.	17,536	1,198,060
Tesoro Corp.	11,100	970,695
First Solar, Inc.*,1	29,305	940,397
Transocean Ltd.*,1	62,607	922,827
Marathon Petroleum Corp.	17,134	862,697
Phillips 66	6,863	593,032
Marathon Oil Corp.	14,722	254,838
Total Energy		5,742,546
Utilities - 7.2%
Exelon Corp.	20,116	713,917
Entergy Corp.	9,104	668,871
FirstEnergy Corp.	17,243	534,016
AES Corp.	43,637	507,061
Duke Energy Corp.	5,609	435,371
Consolidated Edison, Inc.	5,013	369,357
NRG Energy, Inc.	28,529	349,766
Public Service Enterprise Group, Inc.	6,968	305,756
Eversource Energy	5,408	298,684
Ameren Corp.	5,104	267,756
Xcel Energy, Inc.	5,987	243,671
DTE Energy Co.	2,406	237,015
Total Utilities		4,931,241
Industrial - 6.5%
Arconic, Inc.	59,474	1,102,648
Fluor Corp.	14,371	754,766
Ryder System, Inc.	7,569	563,436
WestRock Co.	10,430	529,531
Jacobs Engineering Group, Inc.*	9,283	529,131
Textron, Inc.	8,100	393,336

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Industrial - 6.5% (continued)
Johnson Controls International plc	8,000	$329,520
Eaton Corp. plc	3,670	246,220
Total Industrial		4,448,588
Communications - 4.7%
CenturyLink, Inc.	44,903	1,067,793
Frontier Communications Corp.[1]	229,934	777,177
News Corp. — Class A	56,476	647,215
AT&T, Inc.	6,700	284,951
TEGNA, Inc.	10,000	213,900
News Corp. — Class B	17,670	208,506
Total Communications		3,199,542
Technology - 3.4%
Xerox Corp.	122,657	1,070,795
Hewlett Packard Enterprise Co.	31,000	717,340
HP, Inc.	20,465	303,701
Western Digital Corp.	3,420	232,389
Total Technology		2,324,225
Diversified - 1.3%
Leucadia National Corp.	39,037	907,610
	–	–
Basic Materials - 1.3%
Mosaic Co.	22,830	669,604
Eastman Chemical Co.	3,100	233,151
Total Basic Materials		902,755
Total Common Stocks
(Cost $57,546,941)		67,514,783

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$365,437	365,437
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	236,100	236,100
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	13,422	13,422
Total Repurchase Agreements
(Cost $614,959)		614,959

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.3%
First American Government Obligations Fund - Class Z, 0.42%[4]	2,215,124	2,215,124
Total Securities Lending Collateral
(Cost $2,215,124)		2,215,124
Total Investments - 103.4%
(Cost $60,377,024)		$70,344,866
Other Assets & Liabilities, net - (3.4)%		(2,301,143)
Total Net Assets - 100.0%		$68,043,723

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$67,514,783	$—	$—	$67,514,783
Repurchase Agreements	—	614,959	—	614,959
Securities Lending Collateral	2,215,124	—	—	2,215,124
Total	$69,729,907	$614,959	$—	$70,344,866

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 21.7%
Kate Spade & Co.*	102,500	$1,913,675
Thor Industries, Inc.	18,500	1,850,925
Domino's Pizza, Inc.	10,475	1,668,040
Papa John's International, Inc.	17,300	1,480,534
Skechers U.S.A., Inc. — Class A*	54,077	1,329,213
Copart, Inc.*	23,000	1,274,430
Dick's Sporting Goods, Inc.	24,000	1,274,400
Jack in the Box, Inc.	11,400	1,272,696
Texas Roadhouse, Inc. — Class A	25,400	1,225,296
Wendy's Co.	85,763	1,159,516
Churchill Downs, Inc.	6,800	1,023,060
MSC Industrial Direct Company, Inc. — Class A	10,700	988,573
Toro Co.	17,290	967,376
Dunkin' Brands Group, Inc.	16,635	872,339
NVR, Inc.*	500	834,500
Pool Corp.	7,660	799,244
Panera Bread Co. — Class A*	3,800	779,342
Buffalo Wild Wings, Inc.*,1	4,895	755,788
Brinker International, Inc.[1]	14,100	698,373
Cheesecake Factory, Inc.	11,100	664,668
Total Consumer, Cyclical		22,831,988
Consumer, Non-cyclical - 20.5%
ABIOMED, Inc.*	18,419	2,075,452
Align Technology, Inc.*	20,860	2,005,272
NuVasive, Inc.*	27,660	1,863,178
IDEXX Laboratories, Inc.*	15,200	1,782,504
WellCare Health Plans, Inc.*	12,700	1,740,916
WhiteWave Foods Co. — Class A*	30,477	1,694,520
MarketAxess Holdings, Inc.	11,027	1,620,087
Avis Budget Group, Inc.*	33,800	1,239,784
VCA, Inc.*	16,990	1,166,364
HealthSouth Corp.	27,000	1,113,480
CoreLogic, Inc.*	29,400	1,082,802
Post Holdings, Inc.*	13,130	1,055,521
Bio-Techne Corp.	9,620	989,225
Gartner, Inc.*	7,935	801,990
Akorn, Inc.*	33,673	735,082
Sotheby's*,1	15,900	633,774
Total Consumer, Non-cyclical		21,599,951
Industrial - 17.7%
Cognex Corp.	29,040	1,847,525
Packaging Corporation of America	18,207	1,544,318
Eagle Materials, Inc.[1]	14,161	1,395,283
Carlisle Companies, Inc.	11,300	1,246,277
Nordson Corp.	10,900	1,221,345
Granite Construction, Inc.	22,200	1,221,000
Littelfuse, Inc.	7,100	1,077,567
Old Dominion Freight Line, Inc.*	12,400	1,063,796
Gentex Corp.	47,400	933,306
Worthington Industries, Inc.	19,200	910,848
CLARCOR, Inc.	10,200	841,194
Landstar System, Inc.	9,400	801,820
Zebra Technologies Corp. — Class A*	8,992	771,154
AO Smith Corp.	14,720	696,992
Huntington Ingalls Industries, Inc.	3,700	681,503
Woodward, Inc.	9,600	662,880
Curtiss-Wright Corp.	6,400	629,504
Crane Co.	8,600	620,232
EnerSys	7,500	585,750
Total Industrial		18,752,294
Financial - 16.9%
SLM Corp.*	157,500	1,735,650
First Horizon National Corp.	82,341	1,647,643
Communications Sales & Leasing, Inc.	60,510	1,537,559
First Industrial Realty Trust, Inc.	49,900	1,399,695
Primerica, Inc.	18,900	1,306,935
Kilroy Realty Corp.	17,300	1,266,706
DCT Industrial Trust, Inc.	23,500	1,125,180
Education Realty Trust, Inc.	25,750	1,089,225
Brown & Brown, Inc.	23,900	1,072,154
Equity One, Inc.	34,084	1,046,038
Washington Federal, Inc.	25,500	875,925
Weingarten Realty Investors	23,460	839,633
Bank of the Ozarks, Inc.	15,440	811,990
Duke Realty Corp.	28,100	746,336
Lamar Advertising Co. — Class A1	10,945	735,942
Liberty Property Trust	16,400	647,800
Total Financial		17,884,411
Technology - 13.4%
Cirrus Logic, Inc.*	30,310	1,713,727
Microsemi Corp.*	24,775	1,337,107
Intersil Corp. — Class A	53,700	1,197,510
Monolithic Power Systems, Inc.	14,100	1,155,213
NCR Corp.*	25,600	1,038,336
Science Applications International Corp.	11,900	1,009,120
Ultimate Software Group, Inc.*	5,366	978,490
MAXIMUS, Inc.	17,004	948,653
Mentor Graphics Corp.	23,700	874,293
MSCI, Inc. — Class A	10,055	792,133
Integrated Device Technology, Inc.*	31,013	730,666
Fair Isaac Corp.	5,541	660,598
Broadridge Financial Solutions, Inc.	8,700	576,810
IPG Photonics Corp.*	5,770	569,557
CommVault Systems, Inc.*	10,800	555,120
Total Technology		14,137,333
Communications - 5.0%
InterDigital, Inc.	30,300	2,767,905
WebMD Health Corp. — Class A*	50,274	2,492,082
Total Communications		5,259,987
Basic Materials - 2.9%
Royal Gold, Inc.	24,200	1,533,070
Minerals Technologies, Inc.	19,400	1,498,650
Total Basic Materials		3,031,720
Utilities - 1.5%
Southwest Gas Holdings, Inc.	11,300	865,806

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Utilities - 1.5% (continued)
MDU Resources Group, Inc.	26,100	$750,897
Total Utilities		1,616,703
Total Common Stocks
(Cost $97,125,096)		105,114,387

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$653,011	653,011
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	421,893	421,893
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	23,984	23,984
Total Repurchase Agreements
(Cost $1,098,888)		1,098,888

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
First American Government Obligations Fund - Class Z, 0.42%[4]	$2,361,143	2,361,143
Total Securities Lending Collateral
(Cost $2,361,143)		2,361,143
Total Investments - 102.8%
(Cost $100,585,127)		$108,574,418
Other Assets & Liabilities, net - (2.8)%		(2,916,803)
Total Net Assets - 100.0%		$105,657,615

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$105,114,387	$—	$—	$105,114,387
Repurchase Agreements	—	1,098,888	—	1,098,888
Securities Lending Collateral	2,361,143	—	—	2,361,143
Total	$107,475,530	$1,098,888	$—	$108,574,418

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 24.8%
CNO Financial Group, Inc.	35,194	$673,965
Reinsurance Group of America, Inc. — Class A	5,249	660,482
Old Republic International Corp.	31,800	604,201
Genworth Financial, Inc. — Class A*	148,478	565,701
Aspen Insurance Holdings Ltd.	10,094	555,171
Hanover Insurance Group, Inc.	5,603	509,929
Kemper Corp.	10,699	473,966
First American Financial Corp.	12,323	451,391
Everest Re Group Ltd.	1,907	412,675
Jones Lang LaSalle, Inc.	3,940	398,098
Alleghany Corp.*	654	397,710
Quality Care Properties, Inc.*	25,465	394,708
Medical Properties Trust, Inc.	29,600	364,080
Legg Mason, Inc.	12,090	361,612
WR Berkley Corp.	4,893	325,433
Umpqua Holdings Corp.	16,786	315,241
American Financial Group, Inc.	3,520	310,182
Cousins Properties, Inc.	35,970	306,105
LaSalle Hotel Properties	8,120	247,416
Endurance Specialty Holdings Ltd.	2,523	233,125
Stifel Financial Corp.*	4,634	231,468
Associated Banc-Corp.	9,156	226,153
TCF Financial Corp.	11,256	220,505
Mercury General Corp.	3,530	212,541
Waddell & Reed Financial, Inc. — Class A	8,620	168,176
CoreCivic, Inc.	6,660	162,904
Janus Capital Group, Inc.	11,860	157,382
Total Financial		9,940,320
Consumer, Cyclical - 19.1%
KB Home	59,027	933,217
GameStop Corp. — Class A	31,698	800,691
CalAtlantic Group, Inc.	20,470	696,185
World Fuel Services Corp.	14,770	678,091
Office Depot, Inc.	147,829	668,187
TRI Pointe Group, Inc.*	47,490	545,185
CST Brands, Inc.	10,066	484,678
Toll Brothers, Inc.*	14,230	441,130
Fossil Group, Inc.*	15,205	393,201
Dana, Inc.	20,198	383,358
Big Lots, Inc.	6,894	346,148
JetBlue Airways Corp.*	12,930	289,891
Restoration Hardware Holdings, Inc.*,1	9,230	283,361
J.C. Penney Company, Inc.*	26,368	219,118
International Speedway Corp. — Class A	5,820	214,176
American Eagle Outfitters, Inc.	11,390	172,786
HSN, Inc.	4,530	155,379
Total Consumer, Cyclical		7,704,782
Industrial - 18.6%
Avnet, Inc.	17,085	813,416
Arrow Electronics, Inc.*	10,633	758,133
Jabil Circuit, Inc.	31,201	738,528
Tech Data Corp.*	8,259	699,372
AECOM*	15,131	550,164
Trinity Industries, Inc.	18,507	513,753
Terex Corp.	14,539	458,415
KLX, Inc.*	9,801	442,123
AGCO Corp.	6,908	399,697
KBR, Inc.	19,660	328,125
Owens-Illinois, Inc.*	17,760	309,202
Vishay Intertechnology, Inc.	17,232	279,158
Cree, Inc.*	10,240	270,234
Regal Beloit Corp.	3,464	239,882
Werner Enterprises, Inc.	6,830	184,069
Esterline Technologies Corp.*	2,020	180,184
Kirby Corp.*	2,650	176,225
Greif, Inc. — Class A	3,381	173,479
Total Industrial		7,514,159
Consumer, Non-cyclical - 16.3%
LifePoint Health, Inc.*	15,927	904,654
United Natural Foods, Inc.*	13,727	655,052
Molina Healthcare, Inc.*	11,260	610,968
Owens & Minor, Inc.	16,383	578,156
ManpowerGroup, Inc.	6,106	542,640
Dean Foods Co.	23,601	514,030
Aaron's, Inc.	14,970	478,890
Graham Holdings Co. — Class B	892	456,659
TreeHouse Foods, Inc.*	5,610	404,986
DeVry Education Group, Inc.	11,018	343,762
FTI Consulting, Inc.*	7,223	325,613
Tenet Healthcare Corp.*	14,018	208,027
Halyard Health, Inc.*	5,530	204,499
Flowers Foods, Inc.	9,910	197,903
Avon Products, Inc.*	30,680	154,627
Total Consumer, Non-cyclical		6,580,466
Energy - 7.3%
Noble Corporation plc	122,221	723,549
Rowan Companies plc — Class A*	30,308	572,518
HollyFrontier Corp.	17,223	564,226
Western Refining, Inc.	11,647	440,839
Murphy USA, Inc.*	6,873	422,483
Oceaneering International, Inc.	7,240	204,240
Total Energy		2,927,855
Basic Materials - 4.9%
Domtar Corp.	21,035	820,996
Reliance Steel & Aluminum Co.	5,126	407,722
Commercial Metals Co.	16,569	360,873
Carpenter Technology Corp.	6,141	222,120
Olin Corp.	6,653	170,383
Total Basic Materials		1,982,094
Communications - 4.1%
Telephone & Data Systems, Inc.	24,305	701,685
Time, Inc.	34,380	613,683
NeuStar, Inc. — Class A*	10,390	347,026
Total Communications		1,662,394
Technology - 2.4%
SYNNEX Corp.	4,145	501,628
Leidos Holdings, Inc.	5,080	259,791
Diebold Nixdorf, Inc.	8,920	224,338
Total Technology		985,757

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Utilities - 1.5%
Great Plains Energy, Inc.	13,240	$362,114
Hawaiian Electric Industries, Inc.	6,951	229,870
Total Utilities		591,984
Total Common Stocks
(Cost $36,917,813)		39,889,811

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$210,886	210,886
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	136,247	136,247
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	7,745	7,745
Total Repurchase Agreements
(Cost $354,878)		354,878

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
First American Government Obligations Fund - Class Z, 0.42%[4]	$205,995	205,995
Total Securities Lending Collateral
(Cost $205,995)		205,995
Total Investments - 100.4%
(Cost $37,478,686)		$40,450,684
Other Assets & Liabilities, net - (0.4)%		(154,077)
Total Net Assets - 100.0%		$40,296,607

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$39,889,811	$—	$—	$39,889,811
Repurchase Agreements	—	354,878	—	354,878
Securities Lending Collateral	205,995	—	—	205,995
Total	$40,095,806	$354,878	$—	$40,450,684

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 26.1%
NutriSystem, Inc.	18,908	$655,162
BioTelemetry, Inc.*	27,102	605,729
LendingTree, Inc.*,1	5,604	567,965
Supernus Pharmaceuticals, Inc.*	22,132	558,833
MiMedx Group, Inc.*,1	62,895	557,250
Zeltiq Aesthetics, Inc.*	12,783	556,316
SpartanNash Co.	13,800	545,652
Viad Corp.	12,100	533,610
Innoviva, Inc.*,1	47,790	511,353
AMAG Pharmaceuticals, Inc.*,1	13,490	469,452
Masimo Corp.*	6,249	421,183
Cross Country Healthcare, Inc.*	26,010	406,016
Insperity, Inc.	5,720	405,834
Central Garden & Pet Co. — Class A*	12,980	401,082
SciClone Pharmaceuticals, Inc.*	36,390	393,012
AMN Healthcare Services, Inc.*	10,130	389,499
Vascular Solutions, Inc.*	6,765	379,517
ANI Pharmaceuticals, Inc.*	6,210	376,450
Cardtronics plc — Class A*	6,390	348,702
Cynosure, Inc. — Class A*	7,421	338,398
B&G Foods, Inc.	6,560	287,328
Cantel Medical Corp.	3,569	281,059
Navigant Consulting, Inc.*	9,950	260,491
Luminex Corp.*	11,904	240,818
CryoLife, Inc.*	12,520	239,758
Calavo Growers, Inc.	3,881	238,293
Capella Education Co.	2,630	230,914
Ligand Pharmaceuticals, Inc. — Class B*	2,004	203,626
Enanta Pharmaceuticals, Inc.*	5,800	194,300
Forrester Research, Inc.	4,470	191,987
Merit Medical Systems, Inc.*	7,136	189,104
Eagle Pharmaceuticals, Inc.*	2,249	178,436
US Physical Therapy, Inc.	2,444	171,569
HMS Holdings Corp.*	8,980	163,077
Landauer, Inc.	3,210	154,401
Neogen Corp.*	2,168	143,088
Surmodics, Inc.*	5,581	141,757
Momenta Pharmaceuticals, Inc.*	8,990	135,300
Central Garden & Pet Co.*	3,890	128,720
Total Consumer, Non-cyclical		13,195,041
Industrial - 21.4%
Orion Group Holdings, Inc.*	77,570	771,822
CTS Corp.	27,590	618,016
Patrick Industries, Inc.*	7,500	572,249
Griffon Corp.	20,312	532,174
Trex Company, Inc.*	8,145	524,538
Tetra Tech, Inc.	11,980	516,937
TTM Technologies, Inc.*	33,900	462,057
Fabrinet*	11,314	455,954
TASER International, Inc.*	17,598	426,576
Advanced Energy Industries, Inc.*	7,740	423,765
II-VI, Inc.*	14,077	417,383
Headwaters, Inc.*	17,589	413,693
Gibraltar Industries, Inc.*	9,390	391,094
Lydall, Inc.*	6,216	384,459
TopBuild Corp.*	10,760	383,056
US Ecology, Inc.	7,550	371,083
John Bean Technologies Corp.	4,030	346,379
MYR Group, Inc.*	8,490	319,903
Quanex Building Products Corp.	15,210	308,763
Insteel Industries, Inc.	7,520	268,013
Vicor Corp.*	17,134	258,723
ESCO Technologies, Inc.	4,080	231,132
PGT Innovations, Inc.*	19,195	219,783
Astec Industries, Inc.	3,210	216,547
AAON, Inc.	6,430	212,512
Coherent, Inc.*	1,520	208,825
Itron, Inc.*	3,280	206,148
Simpson Manufacturing Company, Inc.	3,640	159,250
Knight Transportation, Inc.	4,270	141,124
Total Industrial		10,761,958
Financial - 19.0%
First BanCorp*	91,430	604,352
Four Corners Property Trust, Inc.	26,701	547,905
Piper Jaffray Cos.*	6,900	500,250
Universal Insurance Holdings, Inc.	17,145	486,918
BofI Holding, Inc.*,1	15,527	443,296
LegacyTexas Financial Group, Inc.	9,666	416,218
WageWorks, Inc.*	5,320	385,700
Summit Hotel Properties, Inc.	23,010	368,850
Home BancShares, Inc.	12,562	348,847
Northfield Bancorp, Inc.	17,218	343,843
ServisFirst Bancshares, Inc.	8,884	332,617
Lexington Realty Trust	30,050	324,540
National Bank Holdings Corp. — Class A	10,170	324,321
CareTrust REIT, Inc.	20,330	311,456
Ameris Bancorp	7,058	307,729
United Community Banks, Inc.	10,280	304,494
Walker & Dunlop, Inc.*	9,526	297,211
Customers Bancorp, Inc.*	7,540	270,083
Pinnacle Financial Partners, Inc.	3,789	262,578
Getty Realty Corp.	9,960	253,880
Cardinal Financial Corp.	7,530	246,909
Hanmi Financial Corp.	6,546	228,455
Evercore Partners, Inc. — Class A	3,279	225,267
Agree Realty Corp.	4,560	209,988
American Assets Trust, Inc.	4,710	202,907
Central Pacific Financial Corp.	5,920	186,006
Southside Bancshares, Inc.	4,900	184,583
Sterling Bancorp	7,260	169,884
Tompkins Financial Corp.	1,760	166,390
First Financial Bankshares, Inc.	3,160	142,832
Urstadt Biddle Properties, Inc. — Class A	5,790	139,597
Total Financial		9,537,906
Consumer, Cyclical - 13.6%
Installed Building Products, Inc.*	16,536	682,936

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer, Cyclical - 13.6% (continued)
Five Below, Inc.*	11,650	$465,534
LCI Industries	4,016	432,723
Wingstop, Inc.	14,050	415,739
iRobot Corp.*	6,870	401,552
Marcus Corp.	12,700	400,050
Hawaiian Holdings, Inc.*	6,732	383,724
Dorman Products, Inc.*	4,660	340,460
Fox Factory Holding Corp.*	11,732	325,563
Ollie's Bargain Outlet Holdings, Inc.*	11,190	318,356
LGI Homes, Inc.*,1	10,910	313,444
Dave & Buster's Entertainment, Inc.*	5,480	308,524
Zumiez, Inc.*	12,640	276,184
Winnebago Industries, Inc.	8,080	255,732
Children's Place, Inc.	2,450	247,328
Tile Shop Holdings, Inc.*	11,580	226,389
Belmond Ltd. — Class A*	16,510	220,409
Universal Electronics, Inc.*	3,096	199,847
G&K Services, Inc. — Class A	1,980	190,971
Scientific Games Corp. — Class A*,1	12,110	169,540
Francesca's Holdings Corp.*	8,671	156,338
Chuy's Holdings, Inc.*	3,880	125,906
Total Consumer, Cyclical		6,857,249
Technology - 10.1%
MKS Instruments, Inc.	10,130	601,721
Nanometrics, Inc.*	21,810	546,559
Mercury Systems, Inc.*	14,440	436,377
Ebix, Inc.[1]	7,576	432,211
Take-Two Interactive Software, Inc.*	8,184	403,389
Qualys, Inc.*	10,300	325,995
CEVA, Inc.*	9,704	325,569
Synchronoss Technologies, Inc.*	8,044	308,085
Omnicell, Inc.*	8,994	304,897
Rudolph Technologies, Inc.*	12,270	286,505
Lumentum Holdings, Inc.*	6,570	253,931
Medidata Solutions, Inc.*	4,841	240,452
SPS Commerce, Inc.*	3,160	220,852
Rambus, Inc.*	15,728	216,575
Progress Software Corp.	5,580	178,169
Total Technology		5,081,287
Communications - 6.0%
TiVo Corp.*	33,690	704,121
LogMeIn, Inc.[1]	5,065	489,026
Inteliquent, Inc.	20,120	461,149
Shutterstock, Inc.*	8,100	384,912
Stamps.com, Inc.*,1	2,357	270,230
Cogent Communications Holdings, Inc.	4,850	200,548
World Wrestling Entertainment, Inc. — Class A1	9,962	183,301
8x8, Inc.*	10,772	154,040
NIC, Inc.	6,311	150,833
Total Communications		2,998,160
Basic Materials - 1.6%
Kraton Corp.*	13,290	378,499
Balchem Corp.	2,602	218,360
Quaker Chemical Corp.	1,460	186,792
Total Basic Materials		783,651
Common Stocks - 0.9%
Tessera Holding Corp.	10,372	458,442
Utilities - 0.8%
South Jersey Industries, Inc.	7,390	248,969
California Water Service Group	4,640	157,296
Total Utilities		406,265
Total Common Stocks
(Cost $46,195,153)		50,079,959

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.0%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$312	312
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	201	201
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	11	11
Total Repurchase Agreements
(Cost $524)		524

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.3%
First American Government Obligations Fund - Class Z, 0.42%[4]	3,158,140	3,158,140
Total Securities Lending Collateral
(Cost $3,158,140)		3,158,140
Total Investments - 105.8%
(Cost $49,353,817)		$53,238,623
Other Assets & Liabilities, net - (5.8)%		(2,911,111)
Total Net Assets - 100.0%		$50,327,512

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$50,079,959	$—	$—	$50,079,959
Repurchase Agreements	—	524	—	524
Securities Lending Collateral	3,158,140	—	—	3,158,140
Total	$53,238,099	$524	$—	$53,238,623

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer, Cyclical - 34.1%
Fred's, Inc. — Class A1	37,724	$700,157
M/I Homes, Inc.*	24,900	626,982
Tuesday Morning Corp.*	115,232	622,253
Barnes & Noble Education, Inc.*	53,567	614,413
Essendant, Inc.	26,994	564,175
ScanSource, Inc.*	13,738	554,328
Sonic Automotive, Inc. — Class A	21,906	501,648
Veritiv Corp.*,1	9,315	500,681
Meritage Homes Corp.*	14,200	494,160
Ascena Retail Group, Inc.*	79,584	492,626
Regis Corp.*	32,679	474,499
Stage Stores, Inc.	107,325	469,010
Abercrombie & Fitch Co. — Class A	38,685	464,220
MDC Holdings, Inc.	17,100	438,786
Vitamin Shoppe, Inc.*	17,816	423,130
Wabash National Corp.	26,000	411,320
American Axle & Manufacturing Holdings, Inc.*	21,200	409,160
Group 1 Automotive, Inc.	5,177	403,495
SkyWest, Inc.	10,954	399,273
Genesco, Inc.*	6,318	392,348
G-III Apparel Group Ltd.*	13,100	387,236
Kirkland's, Inc.*	24,609	381,685
Shoe Carnival, Inc.	13,700	369,626
Perry Ellis International, Inc.*	14,826	369,316
Express, Inc.*	32,610	350,884
MarineMax, Inc.*	18,100	350,235
Anixter International, Inc.*	4,302	348,677
Lithia Motors, Inc. — Class A	3,458	334,838
Haverty Furniture Companies, Inc.	13,905	329,549
Barnes & Noble, Inc.	29,118	324,666
Big 5 Sporting Goods Corp.	18,536	321,600
Guess?, Inc.	26,241	317,516
Stein Mart, Inc.	57,526	315,242
Cooper-Standard Holdings, Inc.*	2,900	299,802
Red Robin Gourmet Burgers, Inc.*	5,300	298,920
Core-Mark Holding Company, Inc.	6,765	291,369
WCI Communities, Inc.*	11,300	264,985
Asbury Automotive Group, Inc.*	4,100	252,970
EZCORP, Inc. — Class A*	22,937	244,279
Caleres, Inc.	6,964	228,558
Finish Line, Inc. — Class A	11,929	224,384
Arctic Cat, Inc.*,1	13,599	204,257
Superior Industries International, Inc.	7,233	190,590
Ruby Tuesday, Inc.*	54,637	176,478
Unifi, Inc.*	5,349	174,538
Cato Corp. — Class A	5,700	171,456
Movado Group, Inc.	5,843	167,986
Crocs, Inc.*	17,500	120,050
Total Consumer, Cyclical		17,768,356
Consumer, Non-cyclical - 16.7%
Kelly Services, Inc. — Class A	31,524	722,530
Seneca Foods Corp. — Class A*	17,381	696,109
Adeptus Health, Inc. — Class A*	84,200	643,287
Invacare Corp.	42,160	550,188
Universal Corp.	7,898	503,498
Select Medical Holdings Corp.*	36,683	486,050
PharMerica Corp.*	19,245	484,012
Diplomat Pharmacy, Inc.*	32,100	404,460
Andersons, Inc.	8,888	397,294
TrueBlue, Inc.*	16,000	394,400
Darling Ingredients, Inc.*	27,471	354,651
Almost Family, Inc.*	7,300	321,930
Sanderson Farms, Inc.	3,250	306,280
Integer Holdings Corp.*	9,500	279,775
Heidrick & Struggles International, Inc.	11,015	266,012
Providence Service Corp.*	6,500	247,325
Quorum Health Corp.*	30,800	223,916
CDI Corp.*	29,748	220,135
Kindred Healthcare, Inc.	26,637	209,100
SUPERVALU, Inc.*	41,100	191,937
Community Health Systems, Inc.*	33,390	186,650
Korn/Ferry International	5,800	170,694
American Public Education, Inc.*	6,702	164,534
LHC Group, Inc.*	3,100	141,670
Resources Connection, Inc.	7,300	140,525
Total Consumer, Non-cyclical		8,706,962
Industrial - 14.7%
Roadrunner Transportation Systems, Inc.*	59,734	620,635
Greenbrier Companies, Inc.[1]	12,648	525,524
Celadon Group, Inc.	69,873	499,592
Sanmina Corp.*	13,596	498,294
Benchmark Electronics, Inc.*	15,316	467,138
Olympic Steel, Inc.	18,859	456,954
Boise Cascade Co.*	18,098	407,205
ArcBest Corp.	14,346	396,667
Atlas Air Worldwide Holdings, Inc.*	7,409	386,379
Hub Group, Inc. — Class A*	7,260	317,625
Briggs & Stratton Corp.	13,406	298,418
Echo Global Logistics, Inc.*	11,766	294,738
Plexus Corp.*	3,779	204,217
Electro Scientific Industries, Inc.*	33,700	199,504
Tidewater, Inc.*	58,465	199,366
AAR Corp.	5,905	195,160
DXP Enterprises, Inc.*	5,600	194,544
LSB Industries, Inc.*,1	22,523	189,644
Aegion Corp. — Class A*	7,835	185,690
General Cable Corp.	9,709	184,956
Powell Industries, Inc.	4,605	179,595
KapStone Paper and Packaging Corp.	7,500	165,375
TimkenSteel Corp.*	10,665	165,094
Encore Wire Corp.	3,500	151,725
Hornbeck Offshore Services, Inc.*	18,113	130,776

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Industrial - 14.7% (continued)
Kaman Corp.	2,474	$121,053
Total Industrial		7,635,868
Financial - 13.5%
Maiden Holdings Ltd.	35,801	624,727
Calamos Asset Management, Inc. — Class A	67,624	578,185
United Insurance Holdings Corp.	29,900	452,687
International. FCStone, Inc.*	10,137	401,425
Encore Capital Group, Inc.*	13,218	378,696
American Equity Investment Life Holding Co.	16,781	378,244
Banc of California, Inc.[1]	17,265	299,548
Enova International, Inc.*	23,829	299,054
World Acceptance Corp.*	4,583	294,595
Infinity Property & Casualty Corp.	3,337	293,322
Stewart Information Services Corp.	5,981	275,604
United Fire Group, Inc.	5,200	255,684
HCI Group, Inc.	6,200	244,776
Opus Bank	7,900	237,395
OFG Bancorp	17,754	232,577
HomeStreet, Inc.*	6,900	218,040
Horace Mann Educators Corp.	4,945	211,646
Capstead Mortgage Corp.	20,106	204,880
Selective Insurance Group, Inc.	4,200	180,810
Employers Holdings, Inc.	4,500	178,200
Investment Technology Group, Inc.	9,000	177,660
Navigators Group, Inc.	1,486	174,977
Chesapeake Lodging Trust	5,700	147,402
Astoria Financial Corp.	7,800	145,470
Safety Insurance Group, Inc.	1,700	125,290
Total Financial		7,010,894
Energy - 6.9%
Exterran Corp.*	25,266	603,857
Atwood Oceanics, Inc.[1]	44,170	579,952
Green Plains, Inc.	16,527	460,277
Bristow Group, Inc.	22,087	452,342
Matrix Service Co.*	19,000	431,300
Era Group, Inc.*	24,367	413,508
Gulf Island Fabrication, Inc.	30,995	368,841
Cloud Peak Energy, Inc.*	24,315	136,407
SunCoke Energy, Inc.*	11,570	131,204
Total Energy		3,577,688
Communications - 5.5%
Gannett Company, Inc.	58,303	566,123
New Media Investment Group, Inc.	29,600	473,304
Comtech Telecommunications Corp.	39,206	464,591
QuinStreet, Inc.*	85,083	319,912
Scholastic Corp.	5,590	265,469
FTD Companies, Inc.*	9,223	219,876
Iridium Communications, Inc.*,1	22,319	214,262
Spok Holdings, Inc.	9,604	199,283
Black Box Corp.	9,974	152,104
Total Communications		2,874,924
Technology - 3.1%
Insight Enterprises, Inc.*	11,591	468,740
Virtusa Corp.*	8,300	208,495
Sykes Enterprises, Inc.*	6,400	184,704
ManTech International Corp. — Class A	4,145	175,126
Digi International, Inc.*	12,000	165,000
Ciber, Inc.*	240,188	151,751
CACI International, Inc. — Class A*	1,135	141,081
Cohu, Inc.	9,113	126,671
Total Technology		1,621,568
Basic Materials - 2.2%
PH Glatfelter Co.	14,349	342,798
Century Aluminum Co.*	28,820	246,699
Clearwater Paper Corp.*	2,939	192,651
Materion Corp.	4,667	184,813
Rayonier Advanced Materials, Inc.	9,900	153,054
Total Basic Materials		1,120,015
Information Technology - 1.1%
LSC Communications, Inc.	19,478	578,107
Industrials - 0.7%
RR Donnelley & Sons Co.	22,046	359,791
Materials - 0.6%
AdvanSix, Inc.*	15,200	336,528
Total Common Stocks
(Cost $46,666,893)		51,590,701

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$267,019	267,019
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	172,514	172,514
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	9,807	9,807
Total Repurchase Agreements
(Cost $449,340)		449,340

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.3%
First American Government Obligations Fund - Class Z, 0.42%[4]	2,237,080	2,237,080
Total Securities Lending Collateral
(Cost $2,237,080)		2,237,080
Total Investments - 104.3%
(Cost $49,353,313)		$54,277,121
Other Assets & Liabilities, net - (4.3)%		(2,219,080)
Total Net Assets - 100.0%		$52,058,041

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 -— See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$51,590,701	$—	$—	$51,590,701
Repurchase Agreements	—	449,340	—	449,340
Securities Lending Collateral	2,237,080	—	—	2,237,080
Total	$53,827,781	$449,340	$—	$54,277,121

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 11.6%
Guggenheim Strategy Fund II10	70,094	$1,748,850
Guggenheim Strategy Fund I10	69,904	1,747,592
Total Mutual Funds
(Cost $3,480,049)		3,496,442

	Face Amount
FEDERAL AGENCY NOTES†† - 26.6%
Freddie Mac[1]
0.63% due 05/15/18[2]	5,000,000	4,998,421
Federal Farm Credit Bank[3]
0.92% due 09/12/18[4]	3,000,000	3,003,858
Total Federal Agency Notes
(Cost $7,996,907)		8,002,279

U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bill
0.46% due 01/12/17[5,6]	500,000	499,950
Total U.S. Treasury Bills
(Cost $499,927)		499,950

REPURCHASE AGREEMENTS††,7 - 58.6%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$10,265,252	10,265,252
HSBC Secuarities, Inc. issued 12/30/16 at 0.28% due 01/03/17[8]	6,970,286	6,970,286
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	377,023	377,023
Total Repurchase Agreements
(Cost $17,612,561)		17,612,561
Total Investments - 98.5%
(Cost $29,589,444)		$29,611,232
Other Assets & Liabilities, net - 1.5%		448,418
Total Net Assets - 100.0%		$30,059,650

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2017 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $55,274,400)	540	$380,213

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International March 2017 U.S. Dollar Index Swap 0.98%[9], Terminating 03/15/17 (Notional Value $4,622,944)	45,220	$36,931

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[6]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[9]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
[10]	Affiliated issuer — See Note 6.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$380,213	$—	$—	$—	$380,213
Currency Index Swap Agreements	$—	$—	$—	$36,931	$—	$36,931
Federal Agency Notes	—	—	8,002,279	—	—	8,002,279
Mutual Funds	3,496,442	—	—	—	—	3,496,442
Repurchase Agreements	—	—	17,612,561	—	—	17,612,561
U.S. Treasury Bills	—	—	499,950	—	—	499,950
Total	$3,496,442	$380,213	$26,114,790	$36,931	$—	$30,028,376

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 24.0%
Microsoft Corp.	32,115	$1,995,626
Oracle Corp.	29,448	1,132,276
Adobe Systems, Inc.*	6,268	645,291
salesforce.com, Inc.*	9,198	629,695
VMware, Inc. — Class A*,1	6,688	526,546
Intuit, Inc.	4,411	505,545
Activision Blizzard, Inc.	13,567	489,905
Fidelity National Information Services, Inc.	6,183	467,681
NetEase, Inc. ADR	2,170	467,288
Electronic Arts, Inc.*	5,661	445,860
Fiserv, Inc.*	4,156	441,700
Paychex, Inc.	7,124	433,709
Autodesk, Inc.*	4,967	367,607
Citrix Systems, Inc.*	3,898	348,130
Workday, Inc. — Class A*	4,970	328,467
First Data Corp. — Class A*	23,075	327,434
CA, Inc.	10,283	326,691
ServiceNow, Inc.*	4,230	314,458
Akamai Technologies, Inc.*	4,632	308,862
Red Hat, Inc.*	4,365	304,241
CDK Global, Inc.	4,559	272,126
Synopsys, Inc.*	4,620	271,933
ANSYS, Inc.*	2,910	269,146
Broadridge Financial Solutions, Inc.	4,055	268,847
Cadence Design Systems, Inc.*	9,875	249,048
Jack Henry & Associates, Inc.	2,672	237,220
Splunk, Inc.*	4,590	234,779
SS&C Technologies Holdings, Inc.	7,820	223,652
Ultimate Software Group, Inc.*	1,204	219,549
Tyler Technologies, Inc.*	1,493	213,156
PTC, Inc.*	4,553	210,667
Aspen Technology, Inc.*	3,600	196,848
j2 Global, Inc.	2,333	190,839
Nuance Communications, Inc.*	12,710	189,379
Manhattan Associates, Inc.*	3,565	189,052
Take-Two Interactive Software, Inc.*	3,814	187,992
Tableau Software, Inc. — Class A*	3,960	166,914
Blackbaud, Inc.	2,600	166,400
Paycom Software, Inc.*	3,500	159,215
Twilio, Inc. — Class A*	5,240	151,174
CommVault Systems, Inc.*	2,820	144,948
Cornerstone OnDemand, Inc.*	3,330	140,892
Synchronoss Technologies, Inc.*	3,100	118,730
Total Software		15,479,518
Semiconductors - 19.0%
Intel Corp.	32,869	1,192,158
QUALCOMM, Inc.	13,523	881,700
Texas Instruments, Inc.	10,806	788,514
NVIDIA Corp.	7,056	753,157
Broadcom Ltd.	3,615	639,024
NXP Semiconductor N.V.*	5,657	554,442
Applied Materials, Inc.	17,167	553,980
Micron Technology, Inc.*	21,440	469,965
Analog Devices, Inc.	6,031	437,971
Taiwan Semiconductor Manufacturing Company Ltd. ADR	14,307	411,326
Marvell Technology Group Ltd.	28,419	394,172
Lam Research Corp.	3,718	393,104
Xilinx, Inc.	6,109	368,800
Linear Technology Corp.	5,736	357,640
Skyworks Solutions, Inc.	4,747	354,411
Microchip Technology, Inc.	5,306	340,380
KLA-Tencor Corp.	4,068	320,070
Advanced Micro Devices, Inc.*	27,454	311,328
Maxim Integrated Products, Inc.	7,977	307,673
Qorvo, Inc.*	4,627	243,982
Microsemi Corp.*	4,291	231,585
IPG Photonics Corp.*	2,145	211,733
Teradyne, Inc.	8,288	210,515
ON Semiconductor Corp.*	16,377	208,971
Cavium, Inc.*	3,110	194,188
Cypress Semiconductor Corp.	15,835	181,152
Cirrus Logic, Inc.*	3,096	175,048
MKS Instruments, Inc.	2,825	167,805
Monolithic Power Systems, Inc.	2,000	163,860
Intersil Corp. — Class A	7,235	161,341
Integrated Device Technology, Inc.*	6,795	160,090
Ambarella, Inc.*,1	2,320	125,582
Synaptics, Inc.*	2,142	114,768
Total Semiconductors		12,380,435
Computers - 15.8%
Apple, Inc.	19,632	2,273,778
International Business Machines Corp.	6,938	1,151,639
Hewlett Packard Enterprise Co.	24,915	576,533
Cognizant Technology Solutions Corp. — Class A*	9,576	536,543
HP, Inc.	30,770	456,627
Accenture plc — Class A	3,687	431,858
Check Point Software Technologies Ltd.*	5,037	425,425
Western Digital Corp.	6,068	412,320
Infosys Ltd. ADR[1]	26,340	390,622
Seagate Technology plc	7,813	298,222
NetApp, Inc.	8,091	285,370
Computer Sciences Corp.[1]	4,576	271,906
Amdocs Ltd.	4,590	267,368
Leidos Holdings, Inc.	5,040	257,746
CSRA, Inc.	6,770	215,557
Fortinet, Inc.*	7,063	212,738
Brocade Communications Systems, Inc.	16,789	209,695
NCR Corp.*	5,120	207,667
Mentor Graphics Corp.	5,040	185,926
MAXIMUS, Inc.	3,198	178,416
Teradata Corp.*	6,275	170,492
NetScout Systems, Inc.*	4,900	154,350
Lumentum Holdings, Inc.*	3,753	145,053
Electronics for Imaging, Inc.*	3,100	135,966
Diebold Nixdorf, Inc.	5,100	128,265
3D Systems Corp.*,1	7,924	105,310

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Computers - 15.8% (continued)
VeriFone Systems, Inc.*	5,150	$91,310
Total Computers		10,176,702
Internet - 15.5%
Alphabet, Inc. — Class A*	2,601	2,061,161
Facebook, Inc. — Class A*	14,339	1,649,702
Alibaba Group Holding Ltd. ADR*	6,930	608,524
Baidu, Inc. ADR*	3,647	599,603
Yahoo!, Inc.*	14,083	544,590
eBay, Inc.*	17,776	527,769
MercadoLibre, Inc.	2,623	409,555
Symantec Corp.	14,522	346,931
SINA Corp.*	5,637	342,673
Palo Alto Networks, Inc.*	2,520	315,126
Twitter, Inc.*	17,842	290,825
F5 Networks, Inc.*	1,938	280,467
CDW Corp.	5,198	270,764
VeriSign, Inc.*	3,444	261,985
Zillow Group, Inc. — Class C*	6,608	240,994
IAC/InterActiveCorp*	3,250	210,568
GrubHub, Inc.*,1	4,560	171,547
Yelp, Inc. — Class A*	4,402	167,848
Proofpoint, Inc.*	2,320	163,908
Pandora Media, Inc.*,1	12,429	162,074
Stamps.com, Inc.*,1	1,148	131,618
FireEye, Inc.*	10,620	126,378
WebMD Health Corp. — Class A*	2,445	121,199
Total Internet		10,005,809
Commercial Services - 6.7%
Automatic Data Processing, Inc.	6,299	647,410
PayPal Holdings, Inc.*	16,287	642,848
FleetCor Technologies, Inc.*	2,350	332,572
Vantiv, Inc. — Class A*	5,530	329,699
Western Union Co.	13,894	301,778
Global Payments, Inc.	4,321	299,921
Total System Services, Inc.	5,613	275,205
Gartner, Inc.*	2,671	269,958
Sabre Corp.	9,607	239,695
CoStar Group, Inc.*	1,200	226,188
Booz Allen Hamilton Holding Corp.	5,972	215,410
WEX, Inc.*	1,790	199,764
Square, Inc. — Class A*	14,580	198,725
Euronet Worldwide, Inc.*	2,500	181,075
Total Commercial Services		4,360,248
Telecommunications - 6.0%
Cisco Systems, Inc.	36,930	1,116,024
Motorola Solutions, Inc.	4,188	347,143
Juniper Networks, Inc.	10,696	302,269
CommScope Holding Company, Inc.*	6,728	250,282
Arista Networks, Inc.*	2,480	239,990
ARRIS International plc*	7,358	221,697
Ubiquiti Networks, Inc.*,1	3,491	201,780
Ciena Corp.*	7,160	174,776
Finisar Corp.*	5,700	172,539
ViaSat, Inc.*	2,600	172,172
InterDigital, Inc.	1,800	164,430
LogMeIn, Inc.[1]	1,500	144,825
Acacia Communications, Inc.*,1	2,285	141,099
NETGEAR, Inc.*	2,300	125,005
Oclaro, Inc.*	13,675	122,391
Total Telecommunications		3,896,422
Electronics - 5.2%
Corning, Inc.	18,486	448,655
Amphenol Corp. — Class A	6,341	426,115
TE Connectivity Ltd.	5,481	379,724
Trimble, Inc.*	8,634	260,315
Flex Ltd.*	17,757	255,168
Avnet, Inc.	4,834	230,147
FLIR Systems, Inc.	5,710	206,645
Jabil Circuit, Inc.	8,663	205,053
Coherent, Inc.*	1,300	178,601
Tech Data Corp.*	1,853	156,912
Sanmina Corp.*	4,140	151,731
Itron, Inc.*	2,200	138,270
Fitbit, Inc. — Class A*	16,290	119,243
TTM Technologies, Inc.*	7,940	108,222
Total Electronics		3,264,801
Diversified Financial Services - 4.4%
Visa, Inc. — Class A	15,851	1,236,695
Mastercard, Inc. — Class A	9,556	986,657
Alliance Data Systems Corp.	1,439	328,812
Ellie Mae, Inc.*	1,980	165,686
Blackhawk Network Holdings, Inc.*	3,600	135,630
Total Diversified Financial Services		2,853,480
Electrical Components & Equipment - 0.7%
Littelfuse, Inc.	1,200	182,124
Universal Display Corp.*	2,650	149,195
Advanced Energy Industries, Inc.*	2,615	143,171
Total Electrical Components & Equipment		474,490
Machinery-Diversified - 0.6%
Cognex Corp.	3,450	219,489
Zebra Technologies Corp. — Class A*	2,324	199,306
Total Machinery-Diversified		418,795
Aerospace & Defense - 0.5%
Harris Corp.	3,250	333,028
Office & Business Equipment - 0.4%
Xerox Corp.	31,084	271,363
Energy-Alternate Sources - 0.3%
First Solar, Inc.*,1	5,187	166,451
Building Materials - 0.2%
Cree, Inc.*,1	5,605	147,916
Media - 0.2%
TiVo Corp.*	6,900	144,210
Total Common Stocks
(Cost $58,239,516)		64,373,668

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$453,286	$453,286
Total Repurchase Agreement
(Cost $453,286)		453,286

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.8%
First American Government Obligations Fund - Class Z, 0.42%[4]	1,813,832	1,813,832
Total Securities Lending Collateral
(Cost $1,813,832)		1,813,832
Total Investments - 103.0%
(Cost $60,506,634)		$66,640,786
Other Assets & Liabilities, net - (3.0)%		(1,950,864)
Total Net Assets - 100.0%		$64,689,922

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$64,373,668	$—	$—	$64,373,668
Repurchase Agreement	—	453,286	—	453,286
Securities Lending Collateral	1,813,832	—	—	1,813,832
Total	$66,187,500	$453,286	$—	$66,640,786

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.5%
Telecommunications - 74.8%
AT&T, Inc.	57,158	$2,430,893
Verizon Communications, Inc.	41,334	2,206,409
Cisco Systems, Inc.	59,763	1,806,037
T-Mobile US, Inc.*	18,380	1,057,034
Sprint Corp.*	106,386	895,770
Level 3 Communications, Inc.*	11,864	668,655
Motorola Solutions, Inc.	6,717	556,772
CenturyLink, Inc.	22,485	534,693
Juniper Networks, Inc.	17,326	489,632
Vodafone Group plc ADR	18,700	456,841
Zayo Group Holdings, Inc.*	13,130	431,452
CommScope Holding Company, Inc.*	10,944	407,117
Arista Networks, Inc.*	4,062	393,080
America Movil SAB de CV — Class L ADR	30,353	381,537
ARRIS International plc*	11,956	360,234
China Mobile Ltd. ADR	6,570	344,465
EchoStar Corp. — Class A*	6,468	332,391
Ubiquiti Networks, Inc.*,1	5,687	328,709
Ciena Corp.*	11,663	284,693
ViaSat, Inc.*	4,254	281,700
Finisar Corp.*	9,250	279,998
InterDigital, Inc.	2,980	272,223
Telephone & Data Systems, Inc.	9,277	267,827
NETGEAR, Inc.*	3,679	199,954
Viavi Solutions, Inc.*	24,302	198,790
Oclaro, Inc.*	22,127	198,037
Vonage Holdings Corp.*	27,817	190,547
Shenandoah Telecommunications Co.	6,558	179,033
Consolidated Communications Holdings, Inc.	6,414	172,216
Infinera Corp.*	19,740	167,593
ADTRAN, Inc.	7,008	156,629
Iridium Communications, Inc.*,1	15,127	145,219
Inteliquent, Inc.	5,860	134,311
Windstream Holdings, Inc.[1]	17,033	124,852
Total Telecommunications		17,335,343
Semiconductors - 6.1%
QUALCOMM, Inc.	21,941	1,430,553
Internet - 5.8%
Palo Alto Networks, Inc.*	4,041	505,327
F5 Networks, Inc.*	3,181	460,354
Cogent Communications Holdings, Inc.	4,888	202,119
8x8, Inc.*	11,984	171,371
Total Internet		1,339,171
REITs - 3.6%
Crown Castle International Corp.	9,564	829,868
Computers - 3.6%
Brocade Communications Systems, Inc.	27,064	338,029
NetScout Systems, Inc.*	7,975	251,213
Lumentum Holdings, Inc.*	6,029	233,021
Total Computers		822,263
Aerospace & Defense - 2.3%
Harris Corp.	5,183	531,102
Engineering & Construction - 2.3%
SBA Communications Corp. — Class A*	5,095	526,110
Total Common Stocks
(Cost $21,464,903)		22,814,410

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 03/06/17	1,848	–
Total Rights
(Cost $4,327)		–

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.1%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$18,080	18,080
Total Repurchase Agreement
(Cost $18,080)		18,080

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
First American Government Obligations Fund - Class Z, 0.42%[4]	148,751	148,751
Total Securities Lending Collateral
(Cost $148,751)		148,751
Total Investments - 99.2%
(Cost $21,636,061)		$22,981,241
Other Assets & Liabilities, net - 0.8%		192,859
Total Net Assets - 100.0%		$23,174,100

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,814,410	$—	$—	$22,814,410
Repurchase Agreement	—	18,080	—	18,080
Rights	—	—	—	—
Securities Lending Collateral	148,751	—	—	148,751
Total	$22,963,161	$18,080	$—	$22,981,241

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Transportation - 40.8%
United Parcel Service, Inc. — Class B	22,268	$2,552,804
Union Pacific Corp.	22,979	2,382,463
FedEx Corp.	9,416	1,753,259
CSX Corp.	41,023	1,473,956
Norfolk Southern Corp.	13,266	1,433,657
J.B. Hunt Transport Services, Inc.	8,779	852,177
CH Robinson Worldwide, Inc.	11,066	810,695
Expeditors International of Washington, Inc.	14,859	786,933
Kansas City Southern	9,133	774,935
Canadian Pacific Railway Ltd.	5,157	736,265
Canadian National Railway Co.	10,140	683,436
Old Dominion Freight Line, Inc.*	7,898	677,569
ZTO Express Cayman, Inc. ADR*	50,700	611,949
XPO Logistics, Inc.*	12,742	549,945
Genesee & Wyoming, Inc. — Class A*	7,391	513,009
Ryder System, Inc.	6,660	495,770
Kirby Corp.*	7,390	491,435
Landstar System, Inc.	5,686	485,016
Swift Transportation Co. — Class A*	19,772	481,646
Knight Transportation, Inc.	12,929	427,303
Werner Enterprises, Inc.	13,367	360,241
Heartland Express, Inc.	16,492	335,777
Hub Group, Inc. — Class A*	7,244	316,925
Forward Air Corp.	6,560	310,813
Atlas Air Worldwide Holdings, Inc.*	5,533	288,546
Saia, Inc.*	6,000	264,900
ArcBest Corp.	7,700	212,905
YRC Worldwide, Inc.*	12,400	164,672
Total Transportation		21,229,001
Airlines - 18.2%
Delta Air Lines, Inc.	31,904	1,569,357
Southwest Airlines Co.	28,737	1,432,252
American Airlines Group, Inc.	26,751	1,249,004
United Continental Holdings, Inc.*,1	17,092	1,245,665
Alaska Air Group, Inc.	9,637	855,091
JetBlue Airways Corp.*	30,435	682,353
Ryanair Holdings plc ADR*	7,756	645,765
Spirit Airlines, Inc.*,1	9,054	523,864
Hawaiian Holdings, Inc.*	8,031	457,767
Allegiant Travel Co. — Class A	2,573	428,147
SkyWest, Inc.	9,800	357,210
Total Airlines		9,446,475
Auto Parts & Equipment - 16.7%
Delphi Automotive plc	20,119	1,355,014
Lear Corp.	5,908	782,042
BorgWarner, Inc.	19,258	759,536
Adient plc*	12,583	737,364
Goodyear Tire & Rubber Co.	22,477	693,865
Autoliv, Inc.	5,905	668,151
Magna International, Inc.	15,010	651,434
Tenneco, Inc.*	7,658	478,395
Dana, Inc.	22,322	423,672
Visteon Corp.	5,201	417,848
Dorman Products, Inc.*	5,471	399,711
Cooper Tire & Rubber Co.	9,685	376,262
Cooper-Standard Holdings, Inc.*	3,240	334,951
American Axle & Manufacturing Holdings, Inc.*	16,896	326,093
Gentherm, Inc.*	8,400	284,340
Total Auto Parts & Equipment		8,688,678
Auto Manufacturers - 15.0%
General Motors Co.	52,971	1,845,509
Ford Motor Co.	146,916	1,782,090
Tesla Motors, Inc.*,1	7,291	1,558,014
Fiat Chrysler Automobiles N.V.	93,072	848,817
Tata Motors Ltd. ADR	19,811	681,300
Toyota Motor Corp. ADR	5,013	587,524
Ferrari N.V.	8,828	513,260
Total Auto Manufacturers		7,816,514
Commercial Services - 4.2%
AMERCO	1,900	702,222
Macquarie Infrastructure Corp.	8,122	663,567
Avis Budget Group, Inc.*	12,954	475,153
Hertz Global Holdings, Inc.*	14,708	317,104
Total Commercial Services		2,158,046
Leisure Time - 2.4%
Harley-Davidson, Inc.	14,028	818,394
LCI Industries*	3,900	420,225
Total Leisure Time		1,238,619
Electronics - 1.2%
Gentex Corp.	30,478	600,112
Home Builders - 1.1%
Thor Industries, Inc.	5,833	583,592
Total Common Stocks
(Cost $43,544,404)		51,761,037

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$272,646	272,646
Total Repurchase Agreement
(Cost $272,646)		272,646

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.6%
First American Government Obligations Fund - Class Z, 0.42%[4]	1,889,164	1,889,164
Total Securities Lending Collateral
(Cost $1,889,164)		1,889,164
Total Investments - 103.7%
(Cost $45,706,214)		$53,922,847
Other Assets & Liabilities, net - (3.7)%		(1,931,807)
Total Net Assets - 100.0%		$51,991,040

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$51,761,037	$—	$—	$51,761,037
Repurchase Agreement	—	272,646	—	272,646
Securities Lending Collateral	1,889,164	—	—	1,889,164
Total	$53,650,201	$272,646	$—	$53,922,847

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 48.7%
Federal Farm Credit Bank[1]
0.84% due 08/21/17[2]	$60,000,000	$60,011,625
0.98% due 09/14/17[2]	30,000,000	30,048,861
0.90% due 05/30/17[2]	10,860,000	10,864,983
0.82% due 09/18/17[2]	10,650,000	10,653,055
0.85% due 05/23/17[2]	10,000,000	10,002,403
0.75% due 07/03/17[2]	10,000,000	10,001,018
0.81% due 02/27/17[2]	9,000,000	9,002,921
0.81% due 06/12/17[2]	7,000,000	7,002,518
0.75% due 04/10/17[2]	5,000,000	4,999,999
Total Federal Farm Credit Bank		152,587,383
Farmer Mac[1]
0.84% due 03/21/17[2]	50,000,000	50,016,018
0.77% due 05/11/17[2]	12,000,000	12,007,356
Total Farmer Mac		62,023,374
Federal Home Loan Bank[1]
1.00% due 06/09/17	12,690,000	12,711,788
1.00% due 06/21/17	5,970,000	5,981,029
0.63% due 03/20/17	2,300,000	2,300,203
0.77% due 02/17/17[2]	2,000,000	2,000,426
Total Federal Home Loan Bank		22,993,446
Freddie Mac[3]
1.00% due 06/29/17	10,000,000	10,018,850
0.75% due 05/26/17	2,500,000	2,501,452
Total Freddie Mac		12,520,302
Fannie Mae[3]
5.38% due 06/12/17	1,050,000	1,072,240
Total Federal Agency Notes
(Cost $251,196,745)		251,196,745

U.S. TREASURY BILLS†† - 28.1%
U.S. Treasury Bills
0.45% due 01/26/17[4]	100,000,000	$99,967,569
0.63% due 06/15/17[4]	45,000,000	44,866,923
Total U.S. Treasury Bills		144,834,492
Total U.S. Treasury Bills
(Cost $144,834,492)		144,834,492

FEDERAL AGENCY DISCOUNT NOTES†† - 24.5%
Fannie Mae[3]
0.36% due 01/03/17	100,000,000	99,997,499
0.60% due 06/01/17	4,750,000	4,738,084
Total Fannie Mae		104,735,583
Federal Farm Credit Bank[1]
0.61% due 07/03/17	15,000,000	14,953,488
Farmer Mac[1]
0.86% due 10/03/17	4,000,000	3,973,722
Federal Home Loan Bank[1]
0.43% due 01/13/17	2,855,000	2,854,591
Total Federal Agency Discount Notes
(Cost $126,517,384)		126,517,384

REPURCHASE AGREEMENTS††,5 - 9.4%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	48,570,155	48,570,155
Total Repurchase Agreements
(Cost $48,570,155)		48,570,155
Total Investments - 110.7%
(Cost $571,118,776)		$571,118,776
Other Assets & Liabilities, net - (10.7)%		(54,990,271)
Total Net Assets - 100.0%		$516,128,505

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreement — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$126,517,384	$—	$126,517,384
Federal Agency Notes	—	251,196,745	—	251,196,745
Repurchase Agreements	—	48,570,155	—	48,570,155
U.S. Treasury Bills	—	144,834,492	—	144,834,492
Total	$—	$571,118,776	$—	$571,118,776

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Electric - 77.1%
NextEra Energy, Inc.	13,229	$1,580,335
Duke Energy Corp.	19,594	1,520,885
Dominion Resources, Inc.	18,882	1,446,172
Southern Co.	29,235	1,438,070
Exelon Corp.	32,674	1,159,600
PG&E Corp.	18,989	1,153,962
American Electric Power Company, Inc.	18,227	1,147,572
Edison International	14,054	1,011,747
PPL Corp.	29,038	988,744
Public Service Enterprise Group, Inc.	22,436	984,492
Consolidated Edison, Inc.	13,345	983,260
Xcel Energy, Inc.	23,074	939,112
WEC Energy Group, Inc.	15,226	893,005
Eversource Energy	15,976	882,354
DTE Energy Co.	8,753	862,258
Ameren Corp.	14,106	740,001
Entergy Corp.	10,070	739,843
FirstEnergy Corp.	23,673	733,153
Avangrid, Inc.	19,135	724,834
CMS Energy Corp.	17,024	708,539
SCANA Corp.	8,981	658,128
Alliant Energy Corp.	16,160	612,302
Pinnacle West Capital Corp.	7,680	599,270
Westar Energy, Inc.	10,504	591,900
AES Corp.	47,888	556,459
OGE Energy Corp.	15,916	532,390
Great Plains Energy, Inc.	18,334	501,435
MDU Resources Group, Inc.	17,032	490,011
Calpine Corp.*	36,478	416,944
IDACORP, Inc.	5,090	410,000
Portland General Electric Co.	9,287	402,406
NRG Energy, Inc.	32,454	397,886
Hawaiian Electric Industries, Inc.	12,004	396,972
Black Hills Corp.	6,021	369,328
ALLETE, Inc.	5,594	359,079
PNM Resources, Inc.	10,109	346,739
NorthWestern Corp.	5,971	339,571
Avista Corp.	7,985	319,320
MGE Energy, Inc.	4,690	306,257
El Paso Electric Co.	5,967	277,466
Dynegy, Inc.*	23,807	201,407
Total Electric		29,723,208
Gas - 17.0%
Sempra Energy	10,066	1,013,042
CenterPoint Energy, Inc.	27,398	675,087
UGI Corp.	13,120	604,570
Atmos Energy Corp.	7,787	577,406
NiSource, Inc.	25,014	553,810
National Fuel Gas Co.	7,961	450,911
Vectren Corp.	8,161	425,596
WGL Holdings, Inc.	5,283	402,987
Southwest Gas Holdings, Inc.	5,116	391,988
ONE Gas, Inc.	5,967	381,649
New Jersey Resources Corp.	10,193	361,852
Spire, Inc.	5,552	358,382
South Jersey Industries, Inc.	9,954	335,350
Total Gas		6,532,630
Water - 3.9%
American Water Works Co., Inc.	10,276	743,571
Aqua America, Inc.	15,972	479,799
California Water Service Group	7,770	263,403
Total Water		1,486,773
Energy-Alternate Sources - 1.4%
TerraForm Power, Inc. — Class A*,1	20,743	265,717
Pattern Energy Group, Inc.	13,710	260,353
Total Energy-Alternate Sources		526,070
Pipelines - 0.0%
Kinder Morgan, Inc.	1	21
Total Common Stocks
(Cost $31,024,179)		38,268,702

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.2%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17	$94,531	94,531
Total Repurchase Agreement
(Cost $94,531)		94,531

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
First American Government Obligations Fund - Class Z, 0.42%[4]	182,082	182,082
Total Securities Lending Collateral
(Cost $182,082)		182,082
Total Investments - 100.1%
(Cost $31,300,792)		$38,545,315
Other Assets & Liabilities, net - (0.1)%		(19,270)
Total Net Assets - 100.0%		$38,526,045

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2016 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2016.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$38,268,702	$—	$—	$38,268,702
Repurchase Agreement	—	94,531	—	94,531
Securities Lending Collateral	182,082	—	—	182,082
Total	$38,450,784	$94,531	$—	$38,545,315

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 12.0%
Guggenheim Strategy Fund I6	7,220	$180,502
Guggenheim Strategy Fund II6	7,232	180,451
Total Mutual Funds
(Cost $357,983)		360,953

	Face Amount
FEDERAL AGENCY NOTES†† - 16.7%
Federal Farm Credit Bank[1]
0.92% due 09/12/18[2]	500,000	500,643
Total Federal Agency Notes
(Cost $499,914)		500,643

REPURCHASE AGREEMENTS††,3 - 64.3%
Royal Bank of Canada issued 12/30/16 at 0.24% due 01/03/17	$981,897	981,897
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[4]	919,282	919,282
UMB Financial Corp. issued 12/30/16 at 0.24% due 01/03/17	36,063	36,063
Total Repurchase Agreements
(Cost $1,937,242)		1,937,242
Total Investments - 93.0%
(Cost $2,795,139)		$2,798,838
Other Assets & Liabilities, net - 7.0%		211,893
Total Net Assets - 100.0%		$3,010,731

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2017 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $5,015,640)	49	$28,137

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International March 2017 U.S. Dollar Index Swap 0.98%[5], Terminating 03/15/17 (Notional Value $843,830)	8,254	$4,032

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
[6]	Affiliated issuer — See Note 6.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$28,137	$—	$—	$—	$28,137
Currency Index Swap Agreements	—	—	—	4,032	—	4,032
Federal Agency Discount Notes	—	—	500,643	—	—	500,643
Mutual Funds	360,953	—	—	—	—	360,953
Repurchase Agreements	—	—	1,937,242	—	—	1,937,242
Total	$360,953	$28,137	$2,437,885	$4,032	$—	$2,831,007

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Dow Jones Industrial Average® Fund, Electronics Fund, Emerging Markets 2x Strategy Fund, Emerging Markets Bond Strategy Fund, Energy Fund, Energy Services Fund, Europe 1.25x Strategy Fund, Event Driven and Distressed Strategies Fund, Financial Services Fund, Government Long Bond 1.2x Strategy Fund, Health Care Fund, High Yield Strategy Fund, Internet Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Japan 2x Strategy Fund, Leisure Fund, Long Short Equity Fund, Mid-Cap 1.5x Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, NASDAQ-100® Fund, Nova Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Russell 2000® Fund, Russell 2000® 1.5x Strategy Fund, S&P 500® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value  Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value  Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Strengthening Dollar 2x Strategy Fund, Technology Fund, Telecommunications Fund, Transportation Fund, U.S. Government Money Market Fund, Utilities Fund and Weakening Dollar 2x Strategy Fund (the “Funds”), each a non-diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share (“NAV”) twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the December 31, 2016, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	$2,478,320	$–
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,485,484	–
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	1,082,076	–
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	7,928,966	–
Event Driven and Distressed Strategies Fund	Duration, Index exposure, Liquidity	4,333,159	–
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	73,050,891	–
High Yield Strategy Fund	Duration, Index exposure, Liquidity	371,223,895	–
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	1,188,584
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	–	40,059,703
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	–	16,355,635
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	–	218,720
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	–	2,952,583
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	–	481,243
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	–	2,785,072
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	8,526,563	–
Long Short Equity Fund	Index exposure, Liquidity	76,894	426,850
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	6,059,515	–
Monthly Rebalance Nasdaq-100 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,038,841	–
NASDAQ-100® Fund	Index exposure, Leverage	30,114,886	–
Nova Fund	Index exposure, Leverage, Liquidity	28,840,206	–
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	1,165,350	–
Russell 2000® Fund	Index exposure, Leverage, Liquidity	975,500	–
S&P 500® Fund	Index exposure, Leverage, Liquidity	16,673,700	–
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	38,024,194	–
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	6,299,929

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	$11,244,955	$–
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	20,238,830	–
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	1,218,777	–
Event Driven and Distressed Strategies Fund	Index exposure, Liquidity	1,223,888	–
High Yield Strategy Fund	Duration, Index exposure, Liquidity	69,951,085	–
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	16,177,249
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	–	1,728,410
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	–	23,936,973
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	–	16,502,072
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	–	137,844,690
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	19,748,567	–
Monthly Rebalance Nasdaq-100 2x Strategy Fund	Index exposure, Leverage, Liquidity	26,622,672	–
NASDAQ-100® Fund	Index exposure, Liquidity	151,031,357	–
Nova Fund	Index exposure, Liquidity, Speculation, Income	179,711,466	–
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	10,388,728	–
Russell 2000® Fund	Index exposure, Liquidity	7,075,823	–
S&P 500® Fund	Index exposure, Liquidity	41,157,169	–

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds' use and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$5,336,179	$–
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	1,408,879

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds' use and volume of credit default swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	$–	$1,207,732
Event Driven and Distressed Strategies Fund	Duration, Index exposure, Liquidity	–	4,715,560
High Yield Strategy Fund	Duration, Index exposure, Liquidity	426,812,354	–
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	–	19,266,484

The table included in the Emerging Markets Bond Strategy Fund, Event Driven and Distressed Strategies Fund, and the High Yield Strategy Fund Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of December 31, 2016.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

Foreign Currency

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Strips
0.28%			0.00%
Due 01/03/17	$200,864,584	$200,870,833	11/15/27 - 02/15/40	$380,620,500	$203,433,505
			U.S. Treasury Notes
			4.25%
			11/15/40	1,194,300	1,448,637
				381,814,800	204,882,142

Royal Bank of Canada			U.S. TIP Notes
0.24%			0.13%
Due 01/03/17	166,315,262	166,319,697	04/15/20	162,878,400	169,641,588

UMB Financial Corp.			Federal Farm Credit Bank
0.24%			0.78%
Due 01/03/17	6,108,437	6,108,600	05/17/17	6,232,000	6,230,837

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2016, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received

Banking Fund	$784,035	$795,931
Basic Materials Fund	4,364,248	4,615,866
Biotechnology Fund	20,208,157	21,487,806
Europe 1.25x Strategy Fund	25,094	25,587
Event Driven and Distressed Strategies Fund	8,347	8,789
Long Short Equity Fund	501,992	523,365
Mid-Cap 1.5x Strategy Fund	3,196,234	3,312,990
NASDAQ-100® Fund	5,820,693	6,049,058
Nova Fund	105,316	107,705
Russell 2000® 1.5x Strategy Fund	35,123	36,393
Russell 2000® Fund	1,263,192	1,311,221
S&P 500® Fund	1,917,830	1,963,486
S&P 500® Pure Value Fund	2,141,790	2,215,124
S&P MidCap 400® Pure Growth Fund	2,284,940	2,361,143
S&P MidCap 400® Pure Value Fund	204,002	205,995
S&P SmallCap 600® Pure Growth Fund	3,058,572	3,158,140
S&P SmallCap 600® Pure Value Fund	2,156,496	2,237,080

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Value of Securities Loaned	Cash Collateral Received

Consumer Products Fund	$8,710,515	$8,910,199
Dow Jones Industrial Average® Fund	1,367,922	1,391,871
Electronics Fund	1,423,669	1,482,702
Energy Fund	3,095,753	3,180,366
Energy Services Fund	4,945,204	5,083,288
Financial Services Fund	923,638	941,551
Health Care Fund	1,083,946	1,143,516
Internet Fund	512,887	530,244
Leisure Fund	1,992,157	2,046,608
Monthly Rebalance Nasdaq-100 2x Strategy Fund	56,099	59,672
Precious Metals Fund	3,747,669	4,106,356
Real Estate Fund	163,890	165,122
Retailing Fund	347,579	358,094
Technology Fund	1,756,356	1,813,832
Telecommunications Fund	140,435	148,751
Transportation Fund	1,845,293	1,889,164
Utilities Fund	176,035	182,082

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

6. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$61,178,053	$9,724,647	$(150,671)	$9,573,976
Basic Materials Fund	102,841,436	4,555,550	(1,258,600)	3,296,950
Biotechnology Fund	217,759,151	90,005,061	(8,005,439)	81,999,622
Consumer Products Fund	271,992,928	66,601,532	(3,061,554)	63,539,978
Dow Jones Industrial Average Fund	101,783,431	3,528,792	(293,228)	3,235,564
Electronics Fund	55,107,210	2,723,893	(828,077)	1,895,816
Emerging Markets 2x Strategy Fund	3,731,982	-	(245,645)	(245,645)
Emerging Markets Bond Strategy Fund	1,323,596	-	-	-
Energy Fund	80,607,008	-	(2,984,760)	(2,984,760)
Energy Services Fund	49,189,869	-	(2,844,386)	(2,844,386)
Europe 1.25x Strategy Fund	5,465,202	-	(71,550)	(71,550)
Event Driven and Distressed Strategies Fund	11,587,873	36,106	(13,508)	22,598
Financial Services Fund	55,176,436	6,701,309	(167,888)	6,533,421
Government Long Bond 1.2x Strategy Fund	105,003,178	-	(552,505)	(552,505)
Health Care Fund	46,158,186	-	(3,643,328)	(3,643,328)
High Yield Strategy Fund	412,445,569	187,947	(215)	187,732
Internet Fund	27,332,836	1,225,948	(291,549)	934,399
Inverse Emerging Markets 2x Strategy Fund	1,355,821	-	-	-
Inverse Government Long Bond Strategy Fund	266,056,961	53,131	(137,198)	(84,067)
Inverse High Yield Strategy Fund	3,832,063	15,936	(186)	15,750
Inverse Mid-Cap Strategy Fund	762,169	1,489	-	1,489
Inverse NASDAQ-100® Strategy Fund	9,724,305	22,711	-	22,711
Inverse Russell 2000® Strategy Fund	5,439,111	8,738	-	8,738
Inverse S&P 500® Strategy Fund	74,643,876	83,090	(59,615)	23,475
Japan 2x Strategy Fund	1,363,983	1,029	-	1,029
Leisure Fund	44,054,859	3,028,786	(573,385)	2,455,401
Long Short Equity Fund	36,167,447	2,905,263	(758,680)	2,146,583
Mid-Cap 1.5x Strategy Fund	91,821,863	180,707	(74,575)	106,132
Monthly Rebalance Nasdaq-100® 2x Strategy Fund	24,339,694	-	(732,338)	(732,338)
NASDAQ-100® Fund	612,489,305	205,946,202	(6,396,649)	199,549,553
Nova Fund	322,442,766	-	(7,368,190)	(7,368,190)
Precious Metals Fund	79,429,575	-	(13,231,347)	(13,231,347)
Real Estate Fund	18,153,809	-	(187,756)	(187,756)
Retailing Fund	49,083,311	1,123,251	(840,334)	282,917
Russell 2000® 1.5x Strategy Fund	69,136,365	146,118	(24,456)	121,662
Russell 2000® Fund	54,955,581	4,139,209	(1,070,768)	3,068,441
S&P 500® Fund	286,665,081	22,906,406	(3,016,820)	19,889,586
S&P 500® Pure Growth Fund	68,970,113	10,283,408	(913,359)	9,370,049
S&P 500® Pure Value Fund	65,193,049	6,205,777	(1,053,960)	5,151,817
S&P MidCap 400 Pure Growth Fund	102,900,992	7,855,734	(2,182,308)	5,673,426
S&P MidCap 400 Pure Value Fund	40,309,004	505,926	(364,246)	141,680
S&P SmallCap 600 Pure Growth Fund	50,752,378	3,190,452	(704,207)	2,486,245
S&P SmallCap 600 Pure Value Fund	55,108,261	85,363	(916,503)	(831,140)
Strengthening Dollar 2x Strategy Fund	29,591,882	19,527	(178)	19,349
Technology Fund	64,900,436	2,475,769	(735,419)	1,740,350
Telecommunications Fund	22,339,267	827,359	(185,385)	641,974
Transportation Fund	47,704,186	6,607,023	(388,362)	6,218,661
U.S. Government Money Market Fund	571,118,776	25	(25)	-
Utilities Fund	31,349,308	7,268,747	(72,740)	7,196,007
Weakening Dollar 2x Strategy Fund	2,795,478	3,364	(4)	3,360

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 24, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	February 24, 2017

*	Print the name and title of each signing officer under his or her signature.